UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-22311

Schwab Strategic Trust – Schwab Fixed-Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1:	Report(s) to Shareholders.

Annual Report  |  December 31, 2021
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended December 31, 2021
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	5.86%
NAV Return[1]	5.80%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	5.96%
ETF Category: Morningstar Inflation-Protected Bond[2]	5.61%
Performance Details	pages 7-8

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	-0.64%
NAV Return[1]	-0.66%
Bloomberg US Treasury 1-3 Year Index	-0.60%
ETF Category: Morningstar Short Government[2]	-1.08%
Performance Details	pages 9-10

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	-2.62%
NAV Return[1]	-2.57%
Bloomberg US Treasury 3-10 Year Index	-2.49%
ETF Category: Morningstar Intermediate Government[2]	-1.88%
Performance Details	pages 11-12

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	-4.86%
NAV Return[1]	-4.96%
Bloomberg US Long Treasury Index	-4.65%
ETF Category: Morningstar Long Government[2]	-4.66%
Performance Details	pages 13-14
Total Returns for the 12 Months Ended December 31, 2021
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	-1.72%
NAV Return[1]	-1.74%
Bloomberg US Aggregate Bond Index	-1.54%
ETF Category: Morningstar Intermediate Core Bond[2]	-1.48%
Performance Details	pages 15-16

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	-0.68%
NAV Return[1]	-0.64%
Bloomberg US 1-5 Year Corporate Bond Index	-0.47%
ETF Category: Morningstar Short-Term Bond[2]	0.05%
Performance Details	pages 17-18

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	-1.86%
NAV Return[1]	-1.80%
Bloomberg US 5-10 Year Corporate Bond Index	-1.52%
ETF Category: Morningstar Corporate Bond[2]	-0.76%
Performance Details	pages 19-20
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
At the start of 2021, most hoped and expected that the rapid development of multiple COVID-19 vaccines would soon bring the pandemic under control. Despite early advances against the virus, increasingly virulent waves of COVID-19 variants continued to weigh on U.S. and global health systems throughout the year, constraining efforts to fully reopen the world’s economies to travel and commerce. Nevertheless, during the 12-month period ended December 31, 2021, the U.S. economy exhibited signs of remarkable strength, supported by unprecedented levels of fiscal and monetary stimulus. After declining in 2020, the U.S. gross domestic product (GDP) growth rate increased during 2021. Rapid economic growth, increasing inflationary pressures, and warnings from the U.S. Federal Reserve (Fed) of reduced monetary accommodation pressured bond prices, which typically move in the opposite direction of yields. Most bond sectors struggled during the first three months of 2021, as the improving economy and pandemic-constrained supply chains drove prices lower. Sentiment and prices improved in the second quarter of the year as the Fed opined that the acceleration in inflation was likely to prove transitory. However, prices declined again in the third and fourth quarters as inflation proved more persistent than expected. In early November, the Fed announced it would begin to reduce the pace of its asset purchases earlier and at a faster rate than previously projected, and in December warned of impending rate hikes to combat the rising threat of inflation.
A wide range of open questions related to inflation and economic growth continue to confront investors at the start of the new year. At Schwab Asset Management, we believe maintaining a diversified, long-term investing plan that reflects your risk tolerance and long-term financial goals is important in the face of short-term uncertainty. While rising yields may put pressure on bond prices, over the long run we believe they can provide investors with higher levels of current income. Rising yields may also offer investors opportunities to extend duration on advantageous terms. U.S. Treasury inflation-protected securities offer another approach to dealing with rising yields and increasing interest rates. At Schwab Asset Management, we offer a wide range of fixed-income ETFs with among the lowest expense ratios in the industry—many of which were further reduced as of December 20, 2021—to help investors reach their financial goals.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Schwab Asset Management, we offer a wide range of fixed-income ETFs with among the lowest expense ratios in the industry—many of which were further reduced as of December 20, 2021—to help investors reach their financial goals.”
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the 12-month reporting period ended December 31, 2021, most U.S. fixed-income markets lost ground, while U.S. stocks generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period on strong earnings, ongoing fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. Amid growing evidence of a slowing global economy and rising inflation, stocks did weaken somewhat in September and again in late November and early December but quickly regained their momentum. U.S. equities maintained their strength, demand for bonds waned, and bond yields rose as prices sank. (Bond yields and bond prices typically move in opposite directions.) For the reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -1.54%. The Bloomberg US 1-5 Year Corporate Bond Index and Bloomberg US 5-10 Year Corporate Bond Index returned -0.47% and -1.52%, respectively, while the Bloomberg US Treasury 1-3 Year Index and the Bloomberg US Treasury 3-10 Year index returned -0.60% and -2.49%, respectively. Inflation-protected securities were notably stronger, with the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returning 5.96%.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and U.S. Federal Reserve (Fed) in March 2020, the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic beginning in the third quarter of 2020. U.S. gross domestic product (GDP) rose at an annualized rate of 6.4% for the first quarter of 2021 and 6.7% for the second quarter of 2021, before falling back to 2.0% for the third quarter of 2021 amid fading government stimuli, persistent inflation, and new surges in COVID-19 cases. Unemployment, which skyrocketed in April 2020, fell over the reporting period, and ended at its lowest level since February 2020. Inflation, which had remained well below the Fed’s traditional 2% target until it jumped in March 2021, continued to rise over the reporting period, largely due to imbalances in the labor market, supply chain bottlenecks, and higher energy costs.
For the most part, central banks around the world, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the United States, the Fed reiterated several times during the reporting period its intention to continue its support of the economy for as long as needed to achieve a full recovery. The Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

continued to strengthen, the Fed began scaling back its bond-buying program in November 2021 citing significant progress made on its twin goals of maximum employment and price stability. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. Fed officials also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated, although the Fed cautioned that the path of the economy continues to depend on the course of the COVID-19 pandemic.
In developed international markets, most central banks were similarly accommodative while acknowledging economic improvements and, in some cases, changes in monetary policy. The European Central Bank held its interest rate at 0.00%, unchanged since March 2016. However, in December 2021, it announced that in the first quarter of 2022 it would reduce the pace of its asset purchase program that it had instituted to help counter the serious risks posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and also announced its plans to taper its corporate debt buying to pre-pandemic levels. In December 2021, the Bank of England raised its key official bank rate from 0.1% to 0.25%, its first rate hike since the onset of the COVID-19 pandemic, citing inflation pressures.
After languishing at historically low levels since the onset of the COVID-19 pandemic, U.S. bond yields climbed steadily through the first quarter of the reporting period as COVID-19 vaccine distribution ramped up rapidly and investors anticipated an accelerating economic recovery. From April through July, yields drifted lower on tepid employment reports and growing inflation concerns before gradually, albeit non-linearly, rising again by the end of the reporting period. The yield on the 10-year U.S. Treasury began the reporting period at 0.93%, hit a reporting-period high of 1.74% in March, and fell back to end the reporting period at 1.52%. Short-term rates, which remained near historic lows, fell further, with the yield on the three-month U.S. Treasury dropping to 0.06% from 0.09% over the reporting period. Outside the U.S., bond yields generally remained low.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset Management. Mr. Hastings leads the portfolio management team for the Schwab Fixed-Income ETFs and Schwab Taxable Bond Funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF. His primary focus is corporate bonds. Prior to joining Schwab in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF

The Schwab U.S. TIPS ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Rising inflation drove U.S. Treasury Inflation Protected Securities (TIPS) to outperform other fixed-income securities for the 12-month reporting period, with nearly all other bond categories ending the reporting period negative or flat. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the year just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2021, the fund’s market price return was 5.86% and its NAV return was 5.80% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 5.96% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	8.0 Yrs
Weighted Average Duration[3]	7.5 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Less than 0.05%.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2011 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	5.86%	5.28%	2.99%
NAV Return[2]	5.80%	5.26%	3.01%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	5.96%	5.34%	3.09%
ETF Category: Morningstar Inflation-Protected Bond[3]	5.61%	4.84%	2.61%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Short-Term U.S. Treasury ETF

The Schwab Short-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Treasury 1-3 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond performance was mixed over the 12-month reporting period, with most U.S. fixed-income markets ending the period with negative returns. U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns. The shortest-term U.S. Treasuries were just slightly positive, while most other U.S. Treasuries, corporate credit markets, and government and asset-backed securities posted negative returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the reporting period just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
Although they still remained low relative to historic measures, yields on most short-term U.S. Treasuries rose over the reporting period and ended the year at reporting-period highs, but yields on the shortest-duration—one-month, two-month, and three-month—U.S. Treasuries fell slightly. (Bond yields and bond prices typically move in opposite directions.) The yield on the one-year U.S. Treasury began the reporting period at 0.10% and ended it at 0.39%. The yield on the two-year U.S. Treasury rose from 0.13% to 0.73% over the reporting period. Similarly, the yield on the three-year U.S. Treasury rose from 0.17% to 0.97% over the reporting period. The spread between the one-year and three-year yields widened over the reporting period, from 0.07% at the beginning of the reporting period to 0.58% at the end of the reporting period.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2021, the fund’s market price return was -0.64% and its NAV return was -0.66% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -0.60% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[2]	2.0 Yrs
Weighted Average Duration[2]	2.0 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2011 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-0.64%	1.55%	1.00%
NAV Return[2]	-0.66%	1.55%	1.01%
Bloomberg US Treasury 1-3 Year Index	-0.60%	1.61%	1.09%
ETF Category: Morningstar Short Government[3]	-1.08%	1.49%	1.00%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 20, 2021, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Intermediate-Term U.S. Treasury ETF

The Schwab Intermediate-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Treasury 3-10 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond performance was mixed over the 12-month reporting period, with most U.S. fixed-income markets ending the period with negative returns. U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns. The shortest-term U.S. Treasuries were just slightly positive, while most other U.S. Treasuries, corporate credit markets, and government and asset-backed securities posted negative returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the reporting period just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
Yields on intermediate-term U.S. Treasuries rose over the reporting period from the near historic lows of 2020. (Bond yields and bond prices typically move in opposite directions.) The yield on the three-year U.S. Treasury rose from 0.17% to 0.97% over the reporting period. The yield on the five-year U.S. Treasury also rose over the reporting period, rising from 0.36% to 1.26% for the year. The yield on the 10-year U.S. Treasury began the reporting period at 0.93% and ended it at 1.52%.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2021, the fund’s market price return was -2.62% and its NAV return was -2.57% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -2.49% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[2]	5.7 Yrs
Weighted Average Duration[2]	5.4 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2011 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-2.62%	2.80%	2.02%
NAV Return[2]	-2.57%	2.78%	2.05%
Bloomberg US Treasury 3-10 Year Index	-2.49%	2.84%	2.13%
ETF Category: Morningstar Intermediate Government[3]	-1.88%	2.30%	1.79%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 20, 2021, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Long-Term U.S. Treasury ETF

The Schwab Long-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Long Treasury Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond performance was mixed over the 12-month reporting period, with most U.S. fixed-income markets ending the period with negative returns. U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns. The shortest-term U.S. Treasuries were just slightly positive, while most other U.S. Treasuries, corporate credit markets, and government and asset-backed securities posted negative returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the reporting period just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
Yields on long-term U.S. Treasuries rose over the reporting period from the near historic lows of 2020. (Bond yields and bond prices typically move in opposite directions.) The yield on the 10-year U.S. Treasury began the reporting period at 0.93% and ended it at 1.52%. The yield on the 30-year U.S. Treasury rose from 1.65% to 1.90% over the reporting period.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2021, the fund’s market price return was -4.86% and its NAV return was -4.96% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -4.65% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	24.0 Yrs
Weighted Average Duration[3]	18.1 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Less than 0.05%.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Long-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return[2]	-4.86%	2.75%
NAV Return[2]	-4.96%	2.78%
Bloomberg US Long Treasury Index	-4.65%	2.96%
ETF Category: Morningstar Long Government[3]	-4.66%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 20, 2021, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. Aggregate Bond ETF

The Schwab U.S. Aggregate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Aggregate Bond Index (the index). In addition, for the 12-month reporting period ended December 31, 2021, the fund also held positions in TBAs, or “to be announced” securities. TBAs are mortgage-backed bonds that settle on a forward date and are used to gain exposure to the mortgage market. The average month-end position in these securities was 1.1% of the fund, with a minimum exposure of 0.7% and a maximum exposure of 1.5%. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond performance was mixed over the 12-month reporting period, with most U.S. fixed-income markets ending the period with negative returns. U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns. The shortest-term U.S. Treasuries were just slightly positive, while most other U.S. Treasuries, corporate credit markets, and government and asset-backed securities posted negative returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the reporting period just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
After languishing at historically low levels since the onset of the COVID-19 pandemic, U.S. bond yields climbed steadily in the first quarter of the reporting period as COVID-19 vaccine distribution ramped up rapidly and investors anticipated an accelerating economic recovery. (Bond yields and bond prices typically move in opposite directions.) From April through July, yields drifted lower on tepid employment reports and growing inflation concerns before gradually, albeit non-linearly, rising again by the end of the reporting period. Following a slide in February as COVID-19 vaccines were rolled out, the corporate bond market was stable and exhibited low volatility for most of the reporting period, but toward the end of the year volatility increased and prices retreated. Over the reporting period, the yield on the three-month U.S. Treasury fell from 0.09% to 0.06%, the yield on the 10-year U.S. Treasury rose from 0.93% to 1.52%, and the yield on the 30-year U.S. Treasury rose from 1.65% to 1.90%.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index, which meant keeping the fund’s credit quality, duration, and sector allocations aligned to the index. For the 12 months ended December 31, 2021, the fund’s market price return was -1.72% and its NAV return were -1.74% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -1.54% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	8.5 Yrs
Weighted Average Duration[3]	6.6 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.0% of total investments on December 31, 2021.
[3]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2011 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	-1.72%	3.49%	2.75%
NAV Return[2]	-1.74%	3.47%	2.79%
Bloomberg US Aggregate Bond Index	-1.54%	3.57%	2.90%
ETF Category: Morningstar Intermediate Core Bond[3]	-1.48%	3.47%	2.95%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 1-5 Year Corporate Bond ETF

The Schwab 1-5 Year Corporate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond performance was mixed over the 12-month reporting period, with most U.S. fixed-income markets ending the period with negative returns. U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns. The shortest-term U.S. Treasuries were just slightly positive, while most other U.S. Treasuries, corporate credit markets, and government and asset-backed securities posted negative returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the reporting period just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
Demand for 1-5 year corporate bonds remained strong over most of the reporting period. Following a slide in February as COVID-19 vaccines were rolled out, the corporate bond market was relatively stable and exhibited low volatility for most of the reporting period, but toward the end of the year volatility increased and prices retreated. Credit spreads between shorter-term corporate bonds and U.S. Treasuries widened slightly over the year.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2021, the fund’s market price return was -0.68% and its NAV return was -0.64% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -0.47% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[2]	3.0 Yrs
Weighted Average Duration[2]	2.8 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 1-5 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	-0.68%	2.27%
NAV Return[2]	-0.64%	2.29%
Bloomberg US 1-5 Year Corporate Bond Index	-0.47%	2.43%
ETF Category: Morningstar Short-Term Bond[3]	0.05%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 20, 2021, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 5-10 Year Corporate Bond ETF

The Schwab 5-10 Year Corporate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. bond performance was mixed over the 12-month reporting period, with most U.S. fixed-income markets ending the period with negative returns. U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns. The shortest-term U.S. Treasuries were just slightly positive, while most other U.S. Treasuries, corporate credit markets, and government and asset-backed securities posted negative returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant in the late fall, U.S. equity markets rose through most of the period, with several key equity market indices ending the reporting period just off record highs. Interest rates remained low, with the U.S. Federal Reserve (Fed) holding the federal funds target rate in a range of 0.00% to 0.25% throughout the reporting period. Inflation, which first rose above the Fed’s traditional 2% target in March 2021, was initially ascribed to be transitory, driven in large part by residual supply chain shortages and constraints due to the COVID-19 pandemic. However, as the year progressed, inflation continued to rise and indicators of economic activity and employment continued to strengthen, and the Fed began scaling back its bond-buying program in November 2021. The Fed subsequently accelerated its wind-down in December 2021 with expectations to end it altogether by March 2022. The Fed also signaled that interest rates could begin to rise sooner in 2022 than previously anticipated.
Following a slide in February as COVID-19 vaccines were rolled out, the corporate bond market was relatively stable and exhibited low volatility for most of the reporting period, but toward the end of the year volatility increased and prices retreated. Credit spreads between intermediate-term corporate bonds and U.S. Treasuries generally remained unchanged for the year.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2021, the fund’s market price return was -1.86% and its NAV return was -1.80% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -1.52% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index. Coupon income generated by the fund’s holdings contributed to fund performance, while negative price returns detracted from fund performance.
Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[2]	7.4 Yrs
Weighted Average Duration[2]	6.4 Yrs
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab 5-10 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	-1.86%	3.70%
NAV Return[2]	-1.80%	3.76%
Bloomberg US 5-10 Year Corporate Bond Index	-1.52%	3.90%
ETF Category: Morningstar Corporate Bond[3]	-0.76%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective December 20, 2021, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2021 and held through December 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/21	EXPENSES PAID DURING PERIOD 7/1/21-12/31/21[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$1,040.70	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 994.50	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 993.10	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$1,032.30	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$ 999.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$ 993.80	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$ 995.10	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective December 20, 2021, the advisory fees of the Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF were each reduced to 0.04%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; Schwab Short-Term U.S. Treasury ETF, $0.20 and $0.20, respectively, Schwab Intermediate-Term U.S. Treasury ETF, $0.20 and $0.20, respectively, Schwab Long-Term U.S. Treasury ETF, $0.20 and $0.20, respectively, Schwab 1-5 Year Corporate Bond ETF, $0.20 and $0.20, respectively, and for Schwab 5-10 Year Corporate Bond ETF, $0.20 and $0.20, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$62.06	$56.57	$53.27	$55.39	$54.84
Income (loss) from investment operations:
Net investment income (loss)[1]	2.93	0.81	1.21	1.51	1.17
Net realized and unrealized gains (losses)	0.60	5.37	3.23	(2.23)	0.43
Total from investment operations	3.53	6.18	4.44	(0.72)	1.60
Less distributions:
Distributions from net investment income	(2.76)	(0.69)	(1.14)	(1.40)	(1.05)
Net asset value at end of period	$62.83	$62.06	$56.57	$53.27	$55.39
Total return	5.80%	10.94%	8.36%	(1.31%)	2.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05% [2]
Net investment income (loss)	4.69%	1.36%	2.18%	2.80%	2.13%
Portfolio turnover rate[3]	19%	23%	20%	17%	19%
Net assets, end of period (x 1,000)	$21,303,729	$14,090,007	$8,733,970	$5,779,263	$2,880,386

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 01/15/23	745,703,735	770,397,445
0.63%, 04/15/23	636,480,468	665,560,796
0.38%, 07/15/23	716,841,173	754,068,684
0.63%, 01/15/24	688,468,053	733,234,848
0.50%, 04/15/24	384,671,816	410,311,258
0.13%, 07/15/24	624,467,505	666,017,212
0.13%, 10/15/24	552,021,504	589,874,027
0.25%, 01/15/25	569,223,855	610,107,772
2.38%, 01/15/25	400,422,462	456,348,803
0.13%, 04/15/25	454,568,777	486,629,749
0.38%, 07/15/25	628,574,761	683,334,818
0.13%, 10/15/25	550,484,433	594,094,691
0.63%, 01/15/26	527,293,494	579,596,975
2.00%, 01/15/26	265,766,412	307,732,900
0.13%, 04/15/26	428,730,921	463,034,124
0.13%, 07/15/26	524,378,723	569,992,855
0.13%, 10/15/26	587,122,003	639,201,756
0.38%, 01/15/27	494,039,977	544,097,560
2.38%, 01/15/27	240,699,105	291,068,043
0.38%, 07/15/27	535,647,921	595,098,508
0.50%, 01/15/28	546,197,612	611,618,294
1.75%, 01/15/28	227,292,030	272,892,041
3.63%, 04/15/28	231,671,535	308,056,358
0.75%, 07/15/28	475,380,395	544,838,952
0.88%, 01/15/29	408,189,149	472,347,279
2.50%, 01/15/29	209,577,954	268,005,595
3.88%, 04/15/29	273,132,778	380,572,355
0.25%, 07/15/29	483,236,116	541,605,854
0.13%, 01/15/30	544,072,382	604,113,131
0.13%, 07/15/30	602,648,857	674,002,585
0.13%, 01/15/31	623,716,820	697,953,616
0.13%, 07/15/31	651,845,620	732,295,435
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	96,773,558	143,903,947
2.13%, 02/15/40	126,651,256	193,835,395
2.13%, 02/15/41	182,739,695	282,594,392
0.75%, 02/15/42	296,451,135	374,205,412
0.63%, 02/15/43	232,459,477	288,680,845
1.38%, 02/15/44	319,767,940	455,784,936
0.75%, 02/15/45	352,343,960	453,075,177
1.00%, 02/15/46	181,416,952	247,403,002
0.88%, 02/15/47	222,202,765	299,744,480
1.00%, 02/15/48	161,687,953	226,432,289
1.00%, 02/15/49	151,601,445	214,881,843
0.25%, 02/15/50	229,119,597	277,041,972
0.13%, 02/15/51	239,140,025	283,096,594
Total Treasuries (Cost $20,511,820,392)		21,258,784,603

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	368,605	368,605
Total Short-Term Investments (Cost $368,605)		368,605
Total Investments in Securities (Cost $20,512,188,997)		21,259,153,208

(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$21,258,784,603	$—	$21,258,784,603
Short-Term Investments[1]	368,605	—	—	368,605
Total	$368,605	$21,258,784,603	$—	$21,259,153,208

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $20,512,188,997)		$21,259,153,208
Receivables:
Investments sold		299,413,182
Fund shares sold		87,966,766
Interest		45,819,724
Dividends	+	564
Total assets		21,692,353,444
Liabilities
Payables:
Investments bought		387,717,528
Management fees	+	907,306
Total liabilities		388,624,834
Net assets		$21,303,728,610
Net Assets by Source
Capital received from investors		$20,608,886,499
Total distributable earnings	+	694,842,111
Net assets		$21,303,728,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,303,728,610		339,050,000		$62.83

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$865,536,362
Dividends received from securities - unaffiliated	+	3,810
Total investment income		865,540,172
Expenses
Management fees	+	9,122,496
Total expenses	–	9,122,496
Net investment income		856,417,676
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(23,728,926)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	463,317,783
Net realized gains		439,588,857
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(200,941,689)
Net realized and unrealized gains		238,647,168
Increase in net assets resulting from operations		$1,095,064,844

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$856,417,676	$145,222,282
Net realized gains		439,588,857	163,539,483
Net change in unrealized appreciation (depreciation)	+	(200,941,689)	744,938,595
Increase in net assets from operations		$1,095,064,844	$1,053,700,360
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($852,013,180)	($145,346,920)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		203,700,000	$12,711,611,994	117,700,000	$7,091,983,560
Shares redeemed	+	(91,700,000)	(5,740,942,233)	(45,050,000)	(2,644,299,382)
Net transactions in fund shares		112,000,000	$6,970,669,761	72,650,000	$4,447,684,178
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		227,050,000	$14,090,007,185	154,400,000	$8,733,969,567
Total increase	+	112,000,000	7,213,721,425	72,650,000	5,356,037,618
End of period		339,050,000	$21,303,728,610	227,050,000	$14,090,007,185

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$51.39	$50.48	$49.88	$50.03	$50.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.65	1.14	0.94	0.57
Net realized and unrealized gains (losses)	(0.55)	0.91	0.60	(0.20) [2]	(0.39)
Total from investment operations	(0.34)	1.56	1.74	0.74	0.18
Less distributions:
Distributions from net investment income	(0.21)	(0.65)	(1.14)	(0.89)	(0.56)
Net asset value at end of period	$50.84	$51.39	$50.48	$49.88	$50.03
Total return	(0.66%)	3.11%	3.53%	1.50%	0.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.06% [4]	0.06%	0.06%
Net investment income (loss)	0.41%	1.26%	2.27%	1.89%	1.13%
Portfolio turnover rate[5]	73%	74%	77%	65%	65%
Net assets, end of period (x 1,000)	$8,955,808	$7,507,924	$5,262,952	$4,254,630	$2,181,398

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio. (See financial note 4)
[4]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
Bonds
7.13%, 02/15/23	12,677,000	13,619,357
6.25%, 08/15/23	18,070,000	19,717,476
7.50%, 11/15/24	9,178,000	10,896,724
Notes
0.13%, 01/31/23	157,689,000	157,162,344
1.75%, 01/31/23	71,104,000	72,109,455
1.38%, 02/15/23	72,165,000	72,926,116
2.00%, 02/15/23	105,677,000	107,503,644
0.13%, 02/28/23	142,615,000	142,057,910
1.50%, 02/28/23	60,353,000	61,073,228
2.63%, 02/28/23	68,570,000	70,269,518
0.50%, 03/15/23	87,713,000	87,745,549
0.13%, 03/31/23	140,529,000	139,873,015
1.50%, 03/31/23	73,454,000	74,360,698
2.50%, 03/31/23	72,025,000	73,807,337
0.25%, 04/15/23	90,329,000	90,041,430
0.13%, 04/30/23	129,327,000	128,634,899
1.63%, 04/30/23	65,367,000	66,311,758
2.75%, 04/30/23	73,279,000	75,428,708
0.13%, 05/15/23	92,075,000	91,560,675
1.75%, 05/15/23	117,154,000	119,094,363
0.13%, 05/31/23	134,379,000	133,570,627
1.63%, 05/31/23	63,829,000	64,796,408
2.75%, 05/31/23	61,402,000	63,302,824
0.25%, 06/15/23	91,938,000	91,521,406
0.13%, 06/30/23	162,772,000	161,681,555
1.38%, 06/30/23	65,357,000	66,143,326
2.63%, 06/30/23	60,672,000	62,514,675
0.13%, 07/15/23	97,911,000	97,209,177
0.13%, 07/31/23	151,591,000	150,412,617
1.25%, 07/31/23	69,759,000	70,468,852
2.75%, 07/31/23	63,871,000	66,019,161
0.13%, 08/15/23	96,267,600	95,491,066
2.50%, 08/15/23	105,704,000	108,887,507
0.13%, 08/31/23	156,722,000	155,362,927
1.38%, 08/31/23	60,637,000	61,362,986
2.75%, 08/31/23	55,850,000	57,777,480
0.13%, 09/15/23	87,522,000	86,728,832
0.25%, 09/30/23	154,400,000	153,326,438
1.38%, 09/30/23	67,975,000	68,806,100
2.88%, 09/30/23	72,373,000	75,135,048
0.13%, 10/15/23	102,922,000	101,902,831
0.38%, 10/31/23	157,439,000	156,541,107
1.63%, 10/31/23	57,926,000	58,908,027
2.88%, 10/31/23	63,819,000	66,343,091
0.25%, 11/15/23	125,267,000	124,249,206
2.75%, 11/15/23	146,561,000	152,128,600
0.50%, 11/30/23	154,377,000	153,801,101
2.13%, 11/30/23	67,007,000	68,807,813
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 11/30/23	59,748,000	62,199,769
0.13%, 12/15/23	116,824,200	115,500,801
0.75%, 12/31/23	149,000,000	149,043,653
2.25%, 12/31/23	60,591,000	62,415,831
2.63%, 12/31/23	64,490,000	66,902,077
0.13%, 01/15/24	119,580,600	118,085,843
2.25%, 01/31/24	68,479,000	70,589,544
2.50%, 01/31/24	75,936,000	78,664,950
0.13%, 02/15/24	153,868,000	151,890,556
2.75%, 02/15/24	127,467,000	132,789,743
2.13%, 02/29/24	60,099,000	61,831,542
2.38%, 02/29/24	60,696,000	62,770,570
0.25%, 03/15/24	150,130,000	148,364,800
2.13%, 03/31/24	130,203,000	134,022,627
0.38%, 04/15/24	109,918,000	108,831,701
2.00%, 04/30/24	67,725,000	69,574,210
2.25%, 04/30/24	96,174,000	99,337,223
0.25%, 05/15/24	132,690,000	130,906,978
2.50%, 05/15/24	155,342,000	161,410,047
2.00%, 05/31/24	106,426,000	109,369,344
0.25%, 06/15/24	133,530,000	131,589,642
1.75%, 06/30/24	86,672,000	88,578,107
2.00%, 06/30/24	64,554,000	66,369,581
0.38%, 07/15/24	119,812,000	118,347,111
1.75%, 07/31/24	91,614,000	93,686,051
2.13%, 07/31/24	55,262,000	57,023,476
0.38%, 08/15/24	136,263,000	134,485,194
2.38%, 08/15/24	160,484,000	166,671,411
1.25%, 08/31/24	80,362,000	81,118,533
1.88%, 08/31/24	68,576,000	70,335,939
0.38%, 09/15/24	153,135,000	151,005,466
1.50%, 09/30/24	81,973,000	83,295,455
2.13%, 09/30/24	59,543,000	61,499,080
0.63%, 10/15/24	154,540,000	153,326,620
1.50%, 10/31/24	90,753,000	92,195,831
2.25%, 10/31/24	59,683,000	61,879,148
0.75%, 11/15/24	148,880,000	148,083,260
2.25%, 11/15/24	157,316,000	163,147,753
1.50%, 11/30/24	91,422,000	92,882,609
2.13%, 11/30/24	61,963,000	64,044,570
1.00%, 12/15/24	143,000,000	143,167,579
1.75%, 12/31/24	82,500,000	84,407,813
2.25%, 12/31/24	66,000,000	68,505,938
Total Treasuries (Cost $8,976,748,065)		8,917,542,968

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	11,956,716	11,956,716
Total Short-Term Investments (Cost $11,956,716)		11,956,716
Total Investments in Securities (Cost $8,988,704,781)		8,929,499,684

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$8,917,542,968	$—	$8,917,542,968
Short-Term Investments[1]	11,956,716	—	—	11,956,716
Total	$11,956,716	$8,917,542,968	$—	$8,929,499,684

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $8,988,704,781)		$8,929,499,684
Receivables:
Investments sold		720,452,484
Fund shares sold		271,934,990
Interest		23,539,129
Dividends	+	190
Total assets		9,945,426,477
Liabilities
Payables:
Investments bought		717,259,809
Fund shares redeemed		272,005,347
Management fees	+	353,769
Total liabilities		989,618,925
Net assets		$8,955,807,552
Net Assets by Source
Capital received from investors		$9,025,711,158
Total distributable loss	+	(69,903,606)
Net assets		$8,955,807,552

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,955,807,552		176,150,000		$50.84

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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$39,147,946
Dividends received from securities - unaffiliated		1,120
Securites on loan, net	+	3,749
Total investment income		39,152,815
Expenses
Management fees	+	4,267,836
Total expenses	–	4,267,836
Net investment income		34,884,979
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(7,147,806)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	40,084,354
Net realized gains		32,936,548
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(127,210,855)
Net realized and unrealized losses		(94,274,307)
Decrease in net assets resulting from operations		($59,389,328)

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$34,884,979	$88,084,006
Net realized gains		32,936,548	82,629,101
Net change in unrealized appreciation (depreciation)	+	(127,210,855)	22,483,068
Increase (decrease) in net assets from operations		($59,389,328)	$193,196,175
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($34,862,540)	($88,160,440)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		137,050,000	$7,021,323,331	133,700,000	$6,866,598,962
Shares redeemed	+	(107,000,000)	(5,479,187,668)	(91,850,000)	(4,726,663,144)
Net transactions in fund shares		30,050,000	$1,542,135,663	41,850,000	$2,139,935,818
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		146,100,000	$7,507,923,757	104,250,000	$5,262,952,204
Total increase	+	30,050,000	1,447,883,795	41,850,000	2,244,971,553
End of period		176,150,000	$8,955,807,552	146,100,000	$7,507,923,757

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$58.21	$54.97	$52.89	$53.35	$53.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.55	0.94	1.28	1.21	0.89
Net realized and unrealized gains (losses)	(2.04)	3.24	2.07	(0.55) [2]	(0.07)
Total from investment operations	(1.49)	4.18	3.35	0.66	0.82
Less distributions:
Distributions from net investment income	(0.56)	(0.94)	(1.27)	(1.12)	(0.88)
Net asset value at end of period	$56.16	$58.21	$54.97	$52.89	$53.35
Total return	(2.57%)	7.62%	6.38%	1.28%	1.54%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.06% [4]	0.06%	0.06%
Net investment income (loss)	0.97%	1.63%	2.35%	2.34%	1.66%
Portfolio turnover rate[5]	56%	51%	38%	41%	30%
Net assets, end of period (x 1,000)	$3,711,997	$3,952,710	$4,735,743	$3,480,449	$1,165,708

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio. (See financial note 4)
[4]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
Bonds
7.63%, 02/15/25	2,530,000	3,048,551
6.88%, 08/15/25	3,039,000	3,664,132
6.00%, 02/15/26	5,661,000	6,765,780
6.75%, 08/15/26	3,074,000	3,833,614
6.50%, 11/15/26	3,373,000	4,210,057
6.63%, 02/15/27	2,289,000	2,895,406
6.38%, 08/15/27	3,231,000	4,118,389
6.13%, 11/15/27	6,140,000	7,804,995
5.50%, 08/15/28	4,257,000	5,354,508
5.25%, 11/15/28	6,089,000	7,623,143
5.25%, 02/15/29	3,733,000	4,702,997
6.13%, 08/15/29	3,514,000	4,712,878
6.25%, 05/15/30	5,428,000	7,490,640
5.38%, 02/15/31	6,210,000	8,308,301
Notes
2.00%, 02/15/25	44,497,000	45,845,815
1.13%, 02/28/25	28,739,000	28,850,139
2.75%, 02/28/25	20,410,000	21,515,010
0.50%, 03/31/25	34,408,000	33,846,182
2.63%, 03/31/25	12,428,000	13,064,450
0.38%, 04/30/25	37,539,000	36,720,767
2.88%, 04/30/25	21,498,000	22,783,681
2.13%, 05/15/25	42,947,000	44,476,987
0.25%, 05/31/25	32,760,000	31,874,456
2.88%, 05/31/25	21,638,000	22,949,804
0.25%, 06/30/25	34,516,000	33,542,541
2.75%, 06/30/25	13,976,000	14,777,982
0.25%, 07/31/25	36,389,000	35,305,859
2.88%, 07/31/25	17,240,000	18,328,275
2.00%, 08/15/25	46,293,000	47,757,740
0.25%, 08/31/25	38,830,000	37,628,697
2.75%, 08/31/25	19,234,000	20,355,733
0.25%, 09/30/25	36,837,000	35,681,527
3.00%, 09/30/25	18,678,000	19,965,761
0.25%, 10/31/25	39,846,000	38,529,214
3.00%, 10/31/25	16,942,000	18,126,616
2.25%, 11/15/25	48,432,000	50,469,549
0.38%, 11/30/25	39,864,000	38,680,538
2.88%, 11/30/25	22,265,000	23,740,926
0.38%, 12/31/25	42,527,000	41,234,578
2.63%, 12/31/25	18,571,000	19,642,460
0.38%, 01/31/26	47,694,000	46,166,302
2.63%, 01/31/26	19,352,000	20,471,543
1.63%, 02/15/26	41,124,000	41,850,096
0.50%, 02/28/26	45,700,000	44,421,828
2.50%, 02/28/26	17,455,000	18,382,979
0.75%, 03/31/26	40,498,000	39,743,408
2.25%, 03/31/26	19,311,000	20,150,576
0.75%, 04/30/26	43,719,000	42,870,237
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 04/30/26	14,333,000	15,040,132
1.63%, 05/15/26	40,505,000	41,205,926
0.75%, 05/31/26	44,568,000	43,673,158
2.13%, 05/31/26	14,912,000	15,495,665
0.88%, 06/30/26	39,257,000	38,649,743
1.88%, 06/30/26	18,197,000	18,715,188
0.63%, 07/31/26	43,240,000	42,064,413
1.88%, 07/31/26	18,720,000	19,261,125
1.50%, 08/15/26	42,811,000	43,319,381
0.75%, 08/31/26	47,176,000	46,144,025
1.38%, 08/31/26	18,292,000	18,409,898
0.88%, 09/30/26	45,092,000	44,315,220
1.63%, 09/30/26	12,738,000	12,961,910
1.13%, 10/31/26	44,698,000	44,425,622
1.63%, 10/31/26	17,377,000	17,681,776
2.00%, 11/15/26	37,639,000	38,963,716
1.25%, 11/30/26	45,080,000	45,080,000
1.63%, 11/30/26	16,832,000	17,129,190
1.25%, 12/31/26	40,000,000	39,973,438
1.75%, 12/31/26	13,836,000	14,167,848
1.50%, 01/31/27	17,507,000	17,711,476
2.25%, 02/15/27	33,063,000	34,656,740
1.13%, 02/28/27	7,495,000	7,440,251
0.63%, 03/31/27	18,263,000	17,663,745
0.50%, 04/30/27	25,401,000	24,376,030
2.38%, 05/15/27	43,164,000	45,580,172
0.50%, 05/31/27	25,371,000	24,301,652
0.50%, 06/30/27	27,883,000	26,692,527
0.38%, 07/31/27	33,501,000	31,833,802
2.25%, 08/15/27	35,134,000	36,878,348
0.50%, 08/31/27	29,115,000	27,799,139
0.38%, 09/30/27	37,962,000	35,954,166
0.50%, 10/31/27	36,901,000	35,139,554
2.25%, 11/15/27	33,456,000	35,147,096
0.63%, 11/30/27	38,878,000	37,259,096
0.63%, 12/31/27	44,134,000	42,249,685
0.75%, 01/31/28	46,357,000	44,665,694
2.75%, 02/15/28	44,481,000	48,091,606
1.13%, 02/29/28	46,969,000	46,312,168
1.25%, 03/31/28	43,841,000	43,474,517
1.25%, 04/30/28	47,236,000	46,828,221
2.88%, 05/15/28	48,316,000	52,666,327
1.25%, 05/31/28	46,756,000	46,321,316
1.25%, 06/30/28	39,992,000	39,601,453
1.00%, 07/31/28	45,978,000	44,781,854
2.88%, 08/15/28	48,061,000	52,517,907
1.13%, 08/31/28	47,021,000	46,135,683
1.25%, 09/30/28	47,193,000	46,662,079
1.38%, 10/31/28	45,116,000	44,953,864
3.13%, 11/15/28	46,618,000	51,840,673
1.50%, 11/30/28	45,080,000	45,277,225
1.38%, 12/31/28	39,000,000	38,841,563

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 02/15/29	46,526,000	50,320,777
2.38%, 05/15/29	38,343,000	40,889,215
1.63%, 08/15/29	35,231,000	35,756,713
1.75%, 11/15/29	26,201,000	26,862,166
1.50%, 02/15/30	43,989,000	44,229,565
0.63%, 05/15/30	62,315,000	58,283,998
0.63%, 08/15/30	80,504,000	75,107,716
0.88%, 11/15/30	82,640,000	78,598,388
1.13%, 02/15/31	80,137,000	77,795,497
1.63%, 05/15/31	87,514,000	88,648,947
1.25%, 08/15/31	86,698,000	84,801,481
1.38%, 11/15/31	55,261,000	54,578,872
Total Treasuries (Cost $3,744,317,993)		3,696,491,985
SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	2,052,596	2,052,596
Total Short-Term Investments (Cost $2,052,596)		2,052,596
Total Investments in Securities (Cost $3,746,370,589)		3,698,544,581

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$3,696,491,985	$—	$3,696,491,985
Short-Term Investments[1]	2,052,596	—	—	2,052,596
Total	$2,052,596	$3,696,491,985	$—	$3,698,544,581

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $3,746,370,589)		$3,698,544,581
Receivables:
Fund shares sold		311,672,351
Investments sold		103,495,956
Interest		12,137,029
Dividends	+	27
Total assets		4,125,849,944
Liabilities
Payables:
Investments bought		413,719,217
Management fees	+	133,280
Total liabilities		413,852,497
Net assets		$3,711,997,447
Net Assets by Source
Capital received from investors		$3,789,145,902
Total distributable loss	+	(77,148,455)
Net assets		$3,711,997,447

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,711,997,447		66,100,000		$56.16

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$38,268,444
Dividends received from securities - unaffiliated	+	687
Total investment income		38,269,131
Expenses
Management fees	+	1,863,825
Total expenses	–	1,863,825
Net investment income		36,405,306
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(32,519,352)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	62,219,169
Net realized gains		29,699,817
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(174,720,996)
Net realized and unrealized losses		(145,021,179)
Decrease in net assets resulting from operations		($108,615,873)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$36,405,306	$68,855,042
Net realized gains		29,699,817	314,577,533
Net change in unrealized appreciation (depreciation)	+	(174,720,996)	(12,306,381)
Increase (decrease) in net assets from operations		($108,615,873)	$371,126,194
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($36,438,300)	($68,701,360)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		51,000,000	$2,902,018,922	53,250,000	$3,088,045,843
Shares redeemed	+	(52,800,000)	(2,997,677,163)	(71,500,000)	(4,173,504,097)
Net transactions in fund shares		(1,800,000)	($95,658,241)	(18,250,000)	($1,085,458,254)
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		67,900,000	$3,952,709,861	86,150,000	$4,735,743,281
Total decrease	+	(1,800,000)	(240,712,414)	(18,250,000)	(783,033,420)
End of period		66,100,000	$3,711,997,447	67,900,000	$3,952,709,861

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.86	0.86	0.22
Net realized and unrealized gains (losses)	(3.60)	7.50	(2.67)
Total from investment operations	(2.74)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(0.87)	(0.83)	(0.21)
Net asset value at end of period	$51.26	$54.87	$47.34
Total return	(4.96%)	17.64%	(4.91%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [5,6]
Net investment income (loss)	1.70%	1.55%	2.07% [5]
Portfolio turnover rate[7]	68%	45%	3% [3]
Net assets, end of period (x 1,000)	$99,948	$90,535	$18,935

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio. (See financial note 4)
[5]	Annualized.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
4.50%, 02/15/36	375,000	515,596
4.75%, 02/15/37	222,800	316,185
5.00%, 05/15/37	287,600	418,862
4.38%, 02/15/38	302,600	417,233
4.50%, 05/15/38	342,500	479,152
3.50%, 02/15/39	351,900	441,772
4.25%, 05/15/39	520,800	714,595
4.50%, 08/15/39	556,500	786,534
4.38%, 11/15/39	598,500	834,674
4.63%, 02/15/40	603,100	866,532
1.13%, 05/15/40	1,831,000	1,605,415
4.38%, 05/15/40	583,800	817,548
1.13%, 08/15/40	2,233,900	1,950,474
3.88%, 08/15/40	580,400	764,994
1.38%, 11/15/40	2,486,200	2,264,967
4.25%, 11/15/40	576,200	796,597
1.88%, 02/15/41	3,015,800	2,984,464
4.75%, 02/15/41	610,900	898,787
2.25%, 05/15/41	2,732,000	2,868,813
4.38%, 05/15/41	564,000	795,152
1.75%, 08/15/41	3,357,400	3,253,793
3.75%, 08/15/41	570,600	745,747
2.00%, 11/15/41	1,926,000	1,947,517
3.13%, 11/15/41	599,200	720,772
3.13%, 02/15/42	634,200	764,954
3.00%, 05/15/42	589,800	699,420
2.75%, 08/15/42	689,300	786,610
2.75%, 11/15/42	1,009,400	1,151,820
3.13%, 02/15/43	863,500	1,042,069
2.88%, 05/15/43	1,370,700	1,594,831
3.63%, 08/15/43	975,400	1,266,725
3.75%, 11/15/43	999,400	1,323,268
3.63%, 02/15/44	1,070,700	1,395,005
3.38%, 05/15/44	978,000	1,232,815
3.13%, 08/15/44	1,286,100	1,564,320
3.00%, 11/15/44	1,122,100	1,340,296
2.50%, 02/15/45	1,485,500	1,636,255
3.00%, 05/15/45	732,200	877,096
2.88%, 08/15/45	985,000	1,158,452
3.00%, 11/15/45	577,900	695,286
2.50%, 02/15/46	1,212,000	1,340,586
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	1,212,500	1,341,896
2.25%, 08/15/46	1,500,300	1,588,443
2.88%, 11/15/46	679,100	804,680
3.00%, 02/15/47	1,368,300	1,658,850
3.00%, 05/15/47	1,015,600	1,234,192
2.75%, 08/15/47	1,453,100	1,693,429
2.75%, 11/15/47	1,496,600	1,745,176
3.00%, 02/15/48	1,707,300	2,086,241
3.13%, 05/15/48	1,798,400	2,250,248
3.00%, 08/15/48	2,005,200	2,457,153
3.38%, 11/15/48	2,014,000	2,638,025
3.00%, 02/15/49	2,124,600	2,615,416
2.88%, 05/15/49	2,072,400	2,499,833
2.25%, 08/15/49	1,953,900	2,094,337
2.38%, 11/15/49	1,832,900	2,016,476
2.00%, 02/15/50	2,304,000	2,344,320
1.25%, 05/15/50	2,679,000	2,278,824
1.38%, 08/15/50	3,020,800	2,650,280
1.63%, 11/15/50	2,993,400	2,792,281
1.88%, 02/15/51	3,329,000	3,299,091
2.38%, 05/15/51	3,354,600	3,710,502
2.00%, 08/15/51	3,337,800	3,408,467
1.88%, 11/15/51	2,104,000	2,091,343
Total Treasuries (Cost $100,608,921)		99,375,486

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	847	847
Total Short-Term Investments (Cost $847)		847
Total Investments in Securities (Cost $100,609,768)		99,376,333

(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries	$—	$99,375,486	$—	$99,375,486
Short-Term Investments[1]	847	—	—	847
Total	$847	$99,375,486	$—	$99,376,333

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $100,609,768)		$99,376,333
Receivables:
Investments sold		1,869,051
Interest	+	576,180
Total assets		101,821,564
Liabilities
Payables:
Investments bought		1,869,841
Management fees	+	4,016
Total liabilities		1,873,857
Net assets		$99,947,707
Net Assets by Source
Capital received from investors		$104,896,308
Total distributable loss	+	(4,948,601)
Net assets		$99,947,707

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$99,947,707		1,950,000		$51.26

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$1,541,866
Dividends received from securities - unaffiliated	+	29
Total investment income		1,541,895
Expenses
Management fees	+	43,674
Total expenses	–	43,674
Net investment income		1,498,221
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(5,579,159)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(1,128,436)
Net realized losses		(6,707,595)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(1,537,862)
Net realized and unrealized losses		(8,245,457)
Decrease in net assets resulting from operations		($6,747,236)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$1,498,221	$911,800
Net realized gains (losses)		(6,707,595)	1,324,543
Net change in unrealized appreciation (depreciation)	+	(1,537,862)	913,961
Increase (decrease) in net assets from operations		($6,747,236)	$3,150,304
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,504,385)	($911,465)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,200,000	$112,232,468	1,550,000	$86,042,044
Shares redeemed	+	(1,900,000)	(94,568,490)	(300,000)	(16,680,585)
Net transactions in fund shares		300,000	$17,663,978	1,250,000	$69,361,459
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,650,000	$90,535,350	400,000	$18,935,052
Total increase	+	300,000	9,412,357	1,250,000	71,600,298
End of period		1,950,000	$99,947,707	1,650,000	$90,535,350

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$56.05	$53.43	$50.59	$52.07	$51.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.96	1.19	1.43	1.35	1.18
Net realized and unrealized gains (losses)	(1.93)	2.79	2.90	(1.42)	0.59
Total from investment operations	(0.97)	3.98	4.33	(0.07)	1.77
Less distributions:
Distributions from net investment income	(1.17)	(1.36)	(1.49)	(1.41)	(1.25)
Net asset value at end of period	$53.91	$56.05	$53.43	$50.59	$52.07
Total return	(1.74%)	7.50%	8.64%	(0.09%)	3.46%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	1.76%	2.14%	2.71%	2.67%	2.26%
Portfolio turnover rate[2,3]	48%	68%	63%	71%	101%
Net assets, end of period (x 1,000)	$9,073,796	$8,732,745	$7,383,509	$5,544,583	$4,925,693

[1]	Calculated based on the average shares outstanding during the period.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	Includes to-be-announced (TBA) transactions. (See financial note 2)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.5% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	100,000	102,545
1.45%, 10/02/23 (a)	450,000	451,679
3.88%, 05/21/24 (a)	250,000	263,585
5.13%, 09/30/24	400,000	437,908
4.63%, 03/30/25	150,000	163,304
5.80%, 05/01/25 (a)	250,000	282,260
8.00%, 11/01/31	900,000	1,268,637
American Express Co.
2.65%, 12/02/22	450,000	458,622
3.40%, 02/27/23 (a)	550,000	565,917
3.70%, 08/03/23 (a)	675,000	703,768
3.40%, 02/22/24 (a)	475,000	497,691
2.50%, 07/30/24 (a)	550,000	568,254
3.00%, 10/30/24 (a)	700,000	734,083
4.20%, 11/06/25 (a)	400,000	440,552
3.13%, 05/20/26 (a)	50,000	53,076
1.65%, 11/04/26 (a)	250,000	250,845
3.30%, 05/03/27 (a)(b)	700,000	750,925
4.05%, 12/03/42	400,000	475,836
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	400,000	398,448
1.13%, 09/18/25	200,000	195,982
Banco Santander S.A.
3.13%, 02/23/23	200,000	204,816
3.85%, 04/12/23	600,000	621,150
2.71%, 06/27/24	600,000	621,090
0.70%, 06/30/24 (a)(c)	400,000	397,824
2.75%, 05/28/25	600,000	621,042
5.18%, 11/19/25	400,000	444,932
4.25%, 04/11/27	400,000	440,304
1.72%, 09/14/27 (a)(c)	200,000	196,398
3.80%, 02/23/28	600,000	650,820
4.38%, 04/12/28	400,000	448,596
3.31%, 06/27/29	600,000	638,730
3.49%, 05/28/30	400,000	424,280
2.75%, 12/03/30	600,000	587,388
2.96%, 03/25/31	600,000	612,510
Bank of America Corp.
3.30%, 01/11/23	1,450,000	1,489,715
4.10%, 07/24/23	600,000	630,660
4.13%, 01/22/24	950,000	1,009,983
3.55%, 03/05/24 (a)(c)	1,150,000	1,184,511
4.00%, 04/01/24	850,000	903,924
0.52%, 06/14/24 (a)(c)	700,000	695,457
3.86%, 07/23/24 (a)(c)	750,000	781,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/26/24	950,000	1,018,058
0.81%, 10/24/24 (a)(c)	400,000	397,392
4.00%, 01/22/25	750,000	802,177
3.46%, 03/15/25 (a)(c)	1,175,000	1,229,144
3.95%, 04/21/25	1,150,000	1,230,017
0.98%, 04/22/25 (a)(c)	500,000	496,065
3.88%, 08/01/25	850,000	922,938
0.98%, 09/25/25 (a)(c)	750,000	741,435
3.09%, 10/01/25 (a)(c)	650,000	676,955
2.46%, 10/22/25 (a)(c)	850,000	873,171
1.53%, 12/06/25 (a)(c)	250,000	250,685
3.37%, 01/23/26 (a)(c)	500,000	526,490
2.02%, 02/13/26 (a)(c)	850,000	861,798
4.45%, 03/03/26	700,000	771,673
3.50%, 04/19/26	1,000,000	1,077,900
1.32%, 06/19/26 (a)(c)	350,000	346,584
4.25%, 10/22/26	900,000	994,293
1.20%, 10/24/26 (a)(c)	700,000	686,539
1.66%, 03/11/27 (a)(c)	500,000	496,855
3.56%, 04/23/27 (a)(c)	1,050,000	1,123,804
1.73%, 07/22/27 (a)(c)	1,500,000	1,489,110
3.25%, 10/21/27 (a)	1,000,000	1,066,400
4.18%, 11/25/27 (a)	700,000	766,654
3.82%, 01/20/28 (a)(c)	1,250,000	1,355,087
3.71%, 04/24/28 (a)(c)	500,000	543,185
3.59%, 07/21/28 (a)(c)	850,000	915,977
3.42%, 12/20/28 (a)(c)	2,100,000	2,245,194
3.97%, 03/05/29 (a)(c)	1,000,000	1,095,300
2.09%, 06/14/29 (a)(c)	500,000	497,330
4.27%, 07/23/29 (a)(c)	750,000	836,940
3.97%, 02/07/30 (a)(c)	950,000	1,048,306
3.19%, 07/23/30 (a)(c)	1,300,000	1,371,266
2.88%, 10/22/30 (a)(c)	800,000	826,536
2.50%, 02/13/31 (a)(c)	1,200,000	1,205,136
2.59%, 04/29/31 (a)(c)	1,060,000	1,071,512
1.90%, 07/23/31 (a)(c)	1,200,000	1,151,496
1.92%, 10/24/31 (a)(c)	950,000	910,907
2.65%, 03/11/32 (a)(c)	750,000	760,305
2.69%, 04/22/32 (a)(c)	1,500,000	1,524,630
2.30%, 07/21/32 (a)(c)	1,250,000	1,229,187
2.57%, 10/20/32 (a)(c)	1,000,000	1,005,850
2.48%, 09/21/36 (a)(c)	250,000	242,115
6.11%, 01/29/37	650,000	876,037
4.24%, 04/24/38 (a)(c)	800,000	939,424
7.75%, 05/14/38	700,000	1,098,412
4.08%, 04/23/40 (a)(c)	550,000	632,516
2.68%, 06/19/41 (a)(c)	1,650,000	1,590,402
5.88%, 02/07/42	550,000	781,302
3.31%, 04/22/42 (a)(c)	1,150,000	1,210,030
5.00%, 01/21/44	650,000	854,379
4.88%, 04/01/44	200,000	261,282
4.75%, 04/21/45	200,000	250,126

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.44%, 01/20/48 (a)(c)	650,000	810,933
3.95%, 01/23/49 (a)(c)	400,000	468,576
4.33%, 03/15/50 (a)(c)	1,075,000	1,336,397
4.08%, 03/20/51 (a)(c)	1,850,000	2,231,562
2.83%, 10/24/51 (a)(c)	350,000	344,250
3.48%, 03/13/52 (a)(c)	300,000	331,782
2.97%, 07/21/52 (a)(c)	700,000	704,816
Bank of America NA
6.00%, 10/15/36	350,000	479,182
Bank of Montreal
0.40%, 09/15/23	500,000	496,655
0.45%, 12/08/23	350,000	346,703
3.30%, 02/05/24	650,000	679,867
2.50%, 06/28/24	500,000	516,245
1.85%, 05/01/25	475,000	482,700
1.25%, 09/15/26	400,000	391,760
0.95%, 01/22/27 (a)(c)	300,000	291,231
4.34%, 10/05/28 (a)(c)	300,000	315,261
3.80%, 12/15/32 (a)(c)	429,000	460,193
Bank of New York Mellon Corp.
1.85%, 01/27/23 (a)	300,000	303,822
2.95%, 01/29/23 (a)	500,000	511,185
3.50%, 04/28/23	250,000	259,140
3.45%, 08/11/23	250,000	260,768
2.20%, 08/16/23 (a)	500,000	511,000
0.35%, 12/07/23 (a)	150,000	148,859
3.65%, 02/04/24 (a)	150,000	158,025
3.25%, 09/11/24 (a)	350,000	368,690
2.10%, 10/24/24	320,000	328,707
3.00%, 02/24/25 (a)	250,000	262,785
1.60%, 04/24/25 (a)	550,000	554,526
3.95%, 11/18/25 (a)	950,000	1,037,333
0.75%, 01/28/26 (a)	150,000	146,069
2.45%, 08/17/26 (a)	300,000	311,928
3.25%, 05/16/27 (a)	300,000	323,937
3.40%, 01/29/28 (a)	250,000	271,713
3.44%, 02/07/28 (a)(c)	300,000	324,006
3.85%, 04/28/28	100,000	112,432
1.65%, 07/14/28 (a)	100,000	99,304
3.00%, 10/30/28 (a)	450,000	477,482
3.30%, 08/23/29 (a)	250,000	269,403
1.80%, 07/28/31 (a)	400,000	391,368
Bank of Nova Scotia
2.38%, 01/18/23	250,000	254,533
1.95%, 02/01/23	350,000	354,715
1.63%, 05/01/23	550,000	556,363
0.80%, 06/15/23	150,000	149,975
3.40%, 02/11/24	650,000	681,915
0.70%, 04/15/24	400,000	396,368
2.20%, 02/03/25	400,000	409,972
1.30%, 06/11/25	550,000	547,486
4.50%, 12/16/25	600,000	660,720
1.05%, 03/02/26	350,000	342,129
1.35%, 06/24/26	250,000	247,395
2.70%, 08/03/26	650,000	678,840
2.15%, 08/01/31	250,000	248,303
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	220,400
5.13%, 06/11/30 (a)	100,000	113,909
Barclays Bank PLC
3.75%, 05/15/24	200,000	212,252
Barclays PLC
3.68%, 01/10/23	550,000	550,302
4.34%, 05/16/24 (a)(c)	550,000	572,951
4.38%, 09/11/24	200,000	213,514
1.01%, 12/10/24 (a)(c)	250,000	248,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 03/16/25	800,000	846,416
3.93%, 05/07/25 (a)(c)	700,000	737,142
4.38%, 01/12/26	900,000	983,502
2.85%, 05/07/26 (a)(c)	400,000	412,584
5.20%, 05/12/26	900,000	1,007,577
4.34%, 01/10/28 (a)	400,000	438,132
4.84%, 05/09/28 (a)	700,000	770,581
4.97%, 05/16/29 (a)(c)	950,000	1,087,560
5.09%, 06/20/30 (a)(c)	500,000	566,875
2.65%, 06/24/31 (a)(c)	200,000	199,874
2.67%, 03/10/32 (a)(c)	550,000	545,897
2.89%, 11/24/32 (a)(c)	400,000	402,708
3.56%, 09/23/35 (a)(c)	400,000	410,300
3.81%, 03/10/42 (a)(c)	300,000	319,347
3.33%, 11/24/42 (a)(c)	400,000	406,716
5.25%, 08/17/45	500,000	664,985
4.95%, 01/10/47	500,000	649,040
BBVA USA
2.50%, 08/27/24 (a)	250,000	258,453
3.88%, 04/10/25 (a)	250,000	268,513
BNP Paribas S.A.
3.25%, 03/03/23	375,000	386,126
4.25%, 10/15/24	300,000	323,610
BPCE S.A.
4.00%, 04/15/24	500,000	532,535
3.38%, 12/02/26	250,000	268,320
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	500,000	496,695
0.95%, 06/23/23	500,000	500,520
3.50%, 09/13/23	700,000	731,920
0.50%, 12/14/23	300,000	296,484
3.10%, 04/02/24	250,000	260,863
2.25%, 01/28/25	400,000	409,308
0.95%, 10/23/25	200,000	195,858
Capital One Bank USA NA
3.38%, 02/15/23	500,000	513,795
2.28%, 01/28/26 (a)(c)	500,000	510,405
Capital One Financial Corp.
3.50%, 06/15/23	1,600,000	1,658,576
3.90%, 01/29/24 (a)	250,000	263,380
3.30%, 10/30/24 (a)	700,000	738,339
1.34%, 12/06/24 (a)(c)	250,000	251,603
3.20%, 02/05/25 (a)	500,000	525,295
4.20%, 10/29/25 (a)	550,000	598,174
3.75%, 07/28/26 (a)	500,000	535,915
3.75%, 03/09/27 (a)	250,000	271,173
3.65%, 05/11/27 (a)	450,000	486,288
1.88%, 11/02/27 (a)(c)	200,000	199,356
3.80%, 01/31/28 (a)	550,000	599,192
2.62%, 11/02/32 (a)(c)	200,000	199,554
CIT Bank NA
2.97%, 09/27/25 (a)(c)	250,000	258,318
Citibank NA
3.65%, 01/23/24 (a)	850,000	895,891
Citigroup, Inc.
3.50%, 05/15/23	600,000	620,700
3.88%, 10/25/23	350,000	368,956
1.68%, 05/15/24 (a)(c)	200,000	202,276
4.04%, 06/01/24 (a)(c)	450,000	469,431
3.75%, 06/16/24	500,000	530,880
4.00%, 08/05/24	250,000	266,333
0.78%, 10/30/24 (a)(c)	500,000	496,935
3.88%, 03/26/25	450,000	480,069
3.35%, 04/24/25 (a)(c)	550,000	574,667
3.30%, 04/27/25	765,000	813,424
0.98%, 05/01/25 (a)(c)	500,000	496,570

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/10/25	750,000	817,605
5.50%, 09/13/25	550,000	622,198
3.70%, 01/12/26	950,000	1,027,444
4.60%, 03/09/26	600,000	662,922
3.11%, 04/08/26 (a)(c)	1,350,000	1,416,325
3.40%, 05/01/26	600,000	643,662
3.20%, 10/21/26 (a)	1,100,000	1,166,462
4.30%, 11/20/26	750,000	830,407
1.12%, 01/28/27 (a)(c)	600,000	585,078
1.46%, 06/09/27 (a)(c)	800,000	786,064
4.45%, 09/29/27	1,150,000	1,282,917
3.89%, 01/10/28 (a)(c)	1,050,000	1,139,439
6.63%, 01/15/28	500,000	625,325
3.67%, 07/24/28 (a)(c)	1,000,000	1,079,440
4.13%, 07/25/28	900,000	989,730
3.52%, 10/27/28 (a)(c)	900,000	966,177
4.08%, 04/23/29 (a)(c)	300,000	331,107
3.98%, 03/20/30 (a)(c)	950,000	1,048,638
2.98%, 11/05/30 (a)(c)	900,000	936,405
2.67%, 01/29/31 (a)(c)	750,000	762,705
4.41%, 03/31/31 (a)(c)	1,350,000	1,543,914
2.57%, 06/03/31 (a)(c)	1,200,000	1,211,160
2.56%, 05/01/32 (a)(c)	750,000	754,905
6.63%, 06/15/32	300,000	398,340
2.52%, 11/03/32 (a)(c)	600,000	600,720
5.88%, 02/22/33	350,000	445,169
6.00%, 10/31/33	350,000	453,730
3.88%, 01/24/39 (a)(c)	300,000	341,082
8.13%, 07/15/39	300,000	509,490
5.32%, 03/26/41 (a)(c)	600,000	792,420
5.88%, 01/30/42	400,000	566,656
6.68%, 09/13/43	300,000	452,661
5.30%, 05/06/44	300,000	393,438
4.65%, 07/30/45	500,000	633,180
4.75%, 05/18/46	750,000	930,210
4.28%, 04/24/48 (a)(c)	500,000	614,580
4.65%, 07/23/48 (a)	800,000	1,033,272
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	258,028
3.75%, 02/18/26 (a)	100,000	107,910
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	300,000	326,505
2.85%, 07/27/26 (a)	150,000	156,486
2.50%, 02/06/30 (a)	200,000	201,084
3.25%, 04/30/30 (a)	450,000	477,707
2.64%, 09/30/32 (a)	250,000	248,068
Comerica Bank
4.00%, 07/27/25	250,000	270,243
Comerica, Inc.
3.70%, 07/31/23 (a)	350,000	364,315
4.00%, 02/01/29 (a)	300,000	335,769
Cooperatieve Rabobank UA
2.75%, 01/10/23	350,000	357,917
0.38%, 01/12/24	250,000	246,940
3.38%, 05/21/25	500,000	533,445
4.38%, 08/04/25	750,000	814,050
3.75%, 07/21/26	250,000	269,220
5.25%, 05/24/41	450,000	630,018
5.75%, 12/01/43	450,000	628,636
5.25%, 08/04/45	500,000	668,295
Credit Suisse AG
1.00%, 05/05/23	750,000	752,085
0.52%, 08/09/23	500,000	496,735
0.50%, 02/02/24	250,000	247,073
3.63%, 09/09/24	1,050,000	1,114,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 04/09/25	500,000	523,715
1.25%, 08/07/26	600,000	585,624
Credit Suisse Group AG
3.80%, 06/09/23	600,000	622,008
3.75%, 03/26/25	1,000,000	1,062,610
4.55%, 04/17/26	750,000	826,320
4.88%, 05/15/45	500,000	633,215
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	427,899
Deutsche Bank AG
3.95%, 02/27/23	500,000	515,810
0.90%, 05/28/24	600,000	595,074
3.70%, 05/30/24	549,000	575,986
2.22%, 09/18/24 (a)(c)	650,000	658,749
1.45%, 04/01/25 (a)(c)	150,000	149,205
3.96%, 11/26/25 (a)(c)	700,000	740,985
4.10%, 01/13/26	750,000	805,845
1.69%, 03/19/26	300,000	299,271
2.13%, 11/24/26 (a)(c)	550,000	549,494
2.31%, 11/16/27 (a)(c)	500,000	500,160
3.55%, 09/18/31 (a)(c)	600,000	633,348
3.04%, 05/28/32 (a)(c)	300,000	302,499
Discover Bank
4.20%, 08/08/23	500,000	524,820
2.45%, 09/12/24 (a)	300,000	307,125
4.68%, 08/09/28 (a)(c)	250,000	261,500
4.65%, 09/13/28 (a)	1,000,000	1,136,610
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	212,966
3.75%, 03/04/25 (a)	250,000	264,843
Fifth Third Bancorp
1.63%, 05/05/23 (a)	200,000	201,916
4.30%, 01/16/24 (a)	250,000	264,470
3.65%, 01/25/24 (a)	575,000	603,048
2.38%, 01/28/25 (a)	50,000	51,334
2.55%, 05/05/27 (a)	300,000	310,320
1.71%, 11/01/27 (a)(c)	250,000	247,433
3.95%, 03/14/28 (a)	200,000	221,024
8.25%, 03/01/38	350,000	575,529
Fifth Third Bank NA
1.80%, 01/30/23 (a)	250,000	252,643
3.95%, 07/28/25 (a)	250,000	272,420
3.85%, 03/15/26 (a)	500,000	540,215
2.25%, 02/01/27 (a)	50,000	51,201
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	300,298
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	103,089
4.00%, 05/26/25 (a)	200,000	214,144
First Republic Bank
4.38%, 08/01/46 (a)	250,000	300,948
Goldman Sachs Capital I
6.35%, 02/15/34	300,000	414,651
Goldman Sachs Group, Inc.
3.63%, 01/22/23	900,000	926,406
0.48%, 01/27/23 (a)	850,000	847,790
3.20%, 02/23/23 (a)	600,000	615,378
1.22%, 12/06/23 (a)	600,000	601,482
3.63%, 02/20/24 (a)	600,000	629,460
4.00%, 03/03/24	1,050,000	1,114,039
0.67%, 03/08/24 (a)(c)	750,000	747,105
3.85%, 07/08/24 (a)	700,000	740,544
0.66%, 09/10/24 (a)(c)	500,000	496,160
0.93%, 10/21/24 (a)(c)	500,000	497,970
3.50%, 01/23/25 (a)	900,000	949,662

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 04/01/25 (a)	1,300,000	1,376,297
3.75%, 05/22/25 (a)	700,000	747,705
3.27%, 09/29/25 (a)(c)	900,000	944,271
4.25%, 10/21/25	900,000	982,359
0.86%, 02/12/26 (a)(c)	150,000	147,176
3.75%, 02/25/26 (a)	350,000	376,919
3.50%, 11/16/26 (a)	1,150,000	1,227,142
1.09%, 12/09/26 (a)(c)	750,000	731,212
5.95%, 01/15/27	265,000	312,830
3.85%, 01/26/27 (a)	1,145,000	1,233,188
1.43%, 03/09/27 (a)(c)	1,200,000	1,175,856
1.54%, 09/10/27 (a)(c)	1,000,000	980,880
1.95%, 10/21/27 (a)(c)	1,000,000	997,000
3.69%, 06/05/28 (a)(c)	850,000	918,076
3.81%, 04/23/29 (a)(c)	675,000	735,075
4.22%, 05/01/29 (a)(c)	1,050,000	1,167,736
2.60%, 02/07/30 (a)	700,000	712,285
3.80%, 03/15/30 (a)	850,000	935,918
1.99%, 01/27/32 (a)(c)	1,050,000	1,006,404
2.62%, 04/22/32 (a)(c)	1,400,000	1,408,694
2.38%, 07/21/32 (a)(c)	1,000,000	985,630
2.65%, 10/21/32 (a)(c)	1,000,000	1,007,110
6.13%, 02/15/33	200,000	263,514
6.45%, 05/01/36	200,000	273,550
6.75%, 10/01/37	1,950,000	2,766,933
4.02%, 10/31/38 (a)(c)	900,000	1,030,788
4.41%, 04/23/39 (a)(c)	600,000	716,352
6.25%, 02/01/41	950,000	1,380,910
3.21%, 04/22/42 (a)(c)	800,000	830,360
2.91%, 07/21/42 (a)(c)	500,000	497,910
4.80%, 07/08/44 (a)	575,000	735,028
5.15%, 05/22/45	700,000	910,084
4.75%, 10/21/45 (a)	650,000	839,319
HSBC Bank USA NA
5.88%, 11/01/34	250,000	322,820
5.63%, 08/15/35	250,000	318,065
7.00%, 01/15/39	250,000	390,158
HSBC Holdings PLC
3.60%, 05/25/23	700,000	726,180
4.25%, 03/14/24	1,150,000	1,215,216
3.95%, 05/18/24 (a)(c)	700,000	726,320
0.73%, 08/17/24 (a)(c)	50,000	49,562
1.16%, 11/22/24 (a)(c)	400,000	398,940
3.80%, 03/11/25 (a)(c)	850,000	892,704
0.98%, 05/24/25 (a)(c)	200,000	197,602
4.25%, 08/18/25	400,000	430,028
2.63%, 11/07/25 (a)(c)	500,000	513,565
4.30%, 03/08/26	1,000,000	1,094,810
1.65%, 04/18/26 (a)(c)	950,000	943,920
3.90%, 05/25/26	1,100,000	1,188,539
2.10%, 06/04/26 (a)(c)	850,000	855,797
4.29%, 09/12/26 (a)(c)	1,000,000	1,080,510
4.38%, 11/23/26	550,000	600,809
1.59%, 05/24/27 (a)(c)	750,000	732,990
4.04%, 03/13/28 (a)(c)	800,000	865,736
2.01%, 09/22/28 (a)(c)	650,000	636,811
4.58%, 06/19/29 (a)(c)	1,250,000	1,401,300
2.21%, 08/17/29 (a)(c)	750,000	736,365
4.95%, 03/31/30	850,000	997,789
3.97%, 05/22/30 (a)(c)	1,000,000	1,088,400
2.85%, 06/04/31 (a)(c)	450,000	457,110
2.36%, 08/18/31 (a)(c)	500,000	488,750
7.63%, 05/17/32	287,000	396,729
2.80%, 05/24/32 (a)(c)	800,000	804,248
2.87%, 11/22/32 (a)(c)	600,000	605,772
6.50%, 05/02/36	650,000	884,468
6.50%, 09/15/37	750,000	1,035,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.80%, 06/01/38	650,000	925,704
6.10%, 01/14/42	200,000	286,638
5.25%, 03/14/44	495,000	646,416
HSBC USA, Inc.
3.50%, 06/23/24	200,000	210,698
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	257,685
4.00%, 05/15/25 (a)	250,000	269,205
2.55%, 02/04/30 (a)	250,000	254,253
2.49%, 08/15/36 (a)(b)(c)	250,000	239,655
Huntington National Bank
3.55%, 10/06/23 (a)	500,000	522,085
ING Groep N.V.
4.10%, 10/02/23	400,000	420,988
3.55%, 04/09/24	450,000	472,032
3.95%, 03/29/27	500,000	548,245
1.73%, 04/01/27 (a)(c)	500,000	496,910
4.55%, 10/02/28	500,000	573,825
4.05%, 04/09/29	255,000	285,297
2.73%, 04/01/32 (a)(c)	250,000	255,223
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	214,904
JPMorgan Chase & Co.
2.97%, 01/15/23 (a)	500,000	512,205
3.20%, 01/25/23	1,191,000	1,223,336
3.38%, 05/01/23	875,000	903,315
2.70%, 05/18/23 (a)	750,000	767,242
3.88%, 02/01/24	670,000	709,409
0.70%, 03/16/24 (a)(c)	750,000	749,062
3.56%, 04/23/24 (a)(c)	700,000	723,352
3.63%, 05/13/24	500,000	529,375
1.51%, 06/01/24 (a)(c)	100,000	100,752
3.80%, 07/23/24 (a)(c)	940,000	979,959
3.88%, 09/10/24	1,150,000	1,224,405
0.65%, 09/16/24 (a)(c)	350,000	348,320
4.02%, 12/05/24 (a)(c)	700,000	737,863
3.13%, 01/23/25 (a)	1,000,000	1,051,650
0.56%, 02/16/25 (a)(c)	300,000	295,938
3.22%, 03/01/25 (a)(c)	900,000	936,558
0.82%, 06/01/25 (a)(c)	700,000	692,041
0.97%, 06/23/25 (a)(c)	700,000	693,826
3.90%, 07/15/25 (a)	750,000	811,732
7.75%, 07/15/25	100,000	120,699
0.77%, 08/09/25 (a)(c)	250,000	246,420
2.30%, 10/15/25 (a)(c)	650,000	664,683
2.01%, 03/13/26 (a)(c)	700,000	709,233
3.30%, 04/01/26 (a)	925,000	987,234
2.08%, 04/22/26 (a)(c)	1,250,000	1,269,337
3.20%, 06/15/26 (a)	799,000	848,530
2.95%, 10/01/26 (a)	1,125,000	1,189,181
7.63%, 10/15/26	300,000	377,952
1.05%, 11/19/26 (a)(c)	800,000	779,896
4.13%, 12/15/26	700,000	772,618
3.96%, 01/29/27 (a)(c)	750,000	812,490
1.04%, 02/04/27 (a)(c)	900,000	871,452
1.58%, 04/22/27 (a)(c)	500,000	494,445
8.00%, 04/29/27	200,000	259,120
1.05%, 06/23/27 (a)	100,000	96,029
1.47%, 09/22/27 (a)(c)	750,000	735,630
4.25%, 10/01/27	493,000	552,845
3.63%, 12/01/27 (a)	500,000	539,530
3.78%, 02/01/28 (a)(c)	1,000,000	1,084,470
3.54%, 05/01/28 (a)(c)	900,000	969,597
2.18%, 06/01/28 (a)(c)	500,000	503,950
3.51%, 01/23/29 (a)(c)	750,000	804,705
4.01%, 04/23/29 (a)(c)	750,000	829,537

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.07%, 06/01/29 (a)(c)	750,000	744,052
4.20%, 07/23/29 (a)(c)	1,000,000	1,117,830
4.45%, 12/05/29 (a)(c)	750,000	852,315
3.70%, 05/06/30 (a)(c)	900,000	982,989
8.75%, 09/01/30	200,000	301,612
2.74%, 10/15/30 (a)(c)	1,200,000	1,232,556
4.49%, 03/24/31 (a)(c)	1,200,000	1,390,248
2.52%, 04/22/31 (a)(c)	950,000	961,713
2.96%, 05/13/31 (a)(c)	1,100,000	1,139,303
1.76%, 11/19/31 (a)(c)	600,000	570,000
1.95%, 02/04/32 (a)(c)	1,250,000	1,204,450
2.58%, 04/22/32 (a)(c)	1,000,000	1,013,240
6.40%, 05/15/38	900,000	1,311,678
3.88%, 07/24/38 (a)(c)	850,000	964,597
5.50%, 10/15/40	500,000	682,365
3.11%, 04/22/41 (a)(c)	650,000	674,511
5.60%, 07/15/41	500,000	695,460
2.53%, 11/19/41 (a)(c)	500,000	476,435
5.40%, 01/06/42	500,000	680,725
3.16%, 04/22/42 (a)(c)	700,000	730,884
5.63%, 08/16/43	450,000	627,628
4.85%, 02/01/44	100,000	131,206
4.95%, 06/01/45	600,000	785,100
4.26%, 02/22/48 (a)(c)	725,000	886,247
4.03%, 07/24/48 (a)(c)	600,000	711,486
3.96%, 11/15/48 (a)(c)	1,400,000	1,645,000
3.90%, 01/23/49 (a)(c)	500,000	579,850
3.11%, 04/22/51 (a)(c)	850,000	881,467
3.33%, 04/22/52 (a)(c)	1,250,000	1,350,687
KeyBank NA
3.38%, 03/07/23	250,000	257,585
1.25%, 03/10/23	500,000	503,145
3.30%, 06/01/25	250,000	265,978
3.90%, 04/13/29	250,000	275,858
KeyCorp
2.25%, 04/06/27	250,000	254,325
4.10%, 04/30/28	1,000,000	1,120,870
2.55%, 10/01/29	150,000	153,644
Lloyds Banking Group PLC
4.05%, 08/16/23	500,000	523,815
3.90%, 03/12/24	350,000	369,698
0.70%, 05/11/24 (a)(c)	400,000	398,380
4.50%, 11/04/24	800,000	862,272
4.45%, 05/08/25	300,000	326,250
3.87%, 07/09/25 (a)(c)	400,000	422,952
4.58%, 12/10/25	200,000	218,404
2.44%, 02/05/26 (a)(c)	250,000	255,298
4.65%, 03/24/26	1,050,000	1,157,257
3.75%, 01/11/27	400,000	432,584
4.38%, 03/22/28	750,000	843,607
4.55%, 08/16/28	200,000	228,192
3.57%, 11/07/28 (a)(c)	750,000	802,252
5.30%, 12/01/45	350,000	463,516
4.34%, 01/09/48	500,000	587,125
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	261,423
3.40%, 08/17/27	250,000	267,840
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	377,000	388,216
3.76%, 07/26/23	750,000	782,917
3.41%, 03/07/24	500,000	523,665
2.80%, 07/18/24	300,000	311,037
0.85%, 09/15/24 (a)(c)	750,000	746,625
2.19%, 02/25/25	850,000	867,816
3.78%, 03/02/25	350,000	375,036
1.41%, 07/17/25	600,000	596,616
0.95%, 07/19/25 (a)(c)	700,000	692,258
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.96%, 10/11/25 (a)(c)	400,000	394,664
3.85%, 03/01/26	750,000	812,925
2.76%, 09/13/26	200,000	207,758
3.68%, 02/22/27	300,000	326,724
1.54%, 07/20/27 (a)(c)	500,000	491,790
3.29%, 07/25/27	550,000	587,895
3.96%, 03/02/28	250,000	277,370
3.74%, 03/07/29	1,000,000	1,096,240
3.20%, 07/18/29	850,000	898,365
2.56%, 02/25/30	650,000	657,371
2.05%, 07/17/30	750,000	729,810
2.31%, 07/20/32 (a)(c)	500,000	493,790
4.29%, 07/26/38	300,000	362,409
4.15%, 03/07/39	150,000	177,957
3.75%, 07/18/39	500,000	566,900
Mizuho Financial Group, Inc.
3.55%, 03/05/23	250,000	257,785
1.24%, 07/10/24 (a)(c)	400,000	401,052
0.85%, 09/08/24 (a)(c)	250,000	248,980
3.92%, 09/11/24 (a)(c)	250,000	261,313
2.56%, 09/13/25 (a)(c)	200,000	205,426
2.23%, 05/25/26 (a)(c)	400,000	405,524
3.66%, 02/28/27	400,000	432,588
1.23%, 05/22/27 (a)(c)	250,000	242,398
1.55%, 07/09/27 (a)(c)	250,000	245,710
3.17%, 09/11/27	700,000	739,326
4.02%, 03/05/28	200,000	222,362
4.25%, 09/11/29 (a)(c)	750,000	837,577
3.15%, 07/16/30 (a)(c)	250,000	262,748
2.87%, 09/13/30 (a)(c)	200,000	206,264
2.59%, 05/25/31 (a)(c)	750,000	756,120
2.20%, 07/10/31 (a)(c)	250,000	244,608
1.98%, 09/08/31 (a)(c)	400,000	384,704
2.26%, 07/09/32 (a)(c)	250,000	244,963
Morgan Stanley
3.13%, 01/23/23	950,000	973,560
3.75%, 02/25/23	650,000	672,587
4.10%, 05/22/23	1,000,000	1,042,010
0.53%, 01/25/24 (a)(c)	550,000	548,245
0.73%, 04/05/24 (a)(c)	750,000	747,847
3.74%, 04/24/24 (a)(c)	1,000,000	1,035,150
3.88%, 04/29/24	1,050,000	1,114,407
3.70%, 10/23/24	1,350,000	1,438,465
0.79%, 01/22/25 (a)(c)	250,000	247,660
0.79%, 05/30/25 (a)(c)	1,100,000	1,085,667
2.72%, 07/22/25 (a)(c)	490,000	505,396
4.00%, 07/23/25	1,000,000	1,085,010
0.86%, 10/21/25 (a)(c)	400,000	394,752
5.00%, 11/24/25	850,000	951,889
3.88%, 01/27/26	1,200,000	1,301,484
2.19%, 04/28/26 (a)(c)	750,000	765,225
3.13%, 07/27/26	1,300,000	1,378,767
6.25%, 08/09/26	450,000	537,674
4.35%, 09/08/26	1,150,000	1,273,912
0.99%, 12/10/26 (a)(c)	700,000	679,399
3.63%, 01/20/27	1,150,000	1,248,980
3.95%, 04/23/27	800,000	880,216
1.59%, 05/04/27 (a)(c)	500,000	495,090
1.51%, 07/20/27 (a)(c)	1,500,000	1,476,870
3.59%, 07/22/28 (a)(c)	1,100,000	1,187,252
3.77%, 01/24/29 (a)(c)	850,000	925,913
4.43%, 01/23/30 (a)(c)	1,200,000	1,367,820
2.70%, 01/22/31 (a)(c)	1,650,000	1,691,464
3.62%, 04/01/31 (a)(c)	1,000,000	1,091,450
1.79%, 02/13/32 (a)(c)	250,000	237,053
7.25%, 04/01/32	450,000	646,294
1.93%, 04/28/32 (a)(c)	600,000	573,978

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 07/21/32 (a)(c)	1,500,000	1,470,960
2.51%, 10/20/32 (a)(c)	750,000	749,955
2.48%, 09/16/36 (a)(c)	850,000	818,337
3.97%, 07/22/38 (a)(c)	750,000	855,562
4.46%, 04/22/39 (a)(c)	250,000	300,448
3.22%, 04/22/42 (a)(c)	750,000	788,257
6.38%, 07/24/42	750,000	1,137,390
4.30%, 01/27/45	850,000	1,045,780
4.38%, 01/22/47	700,000	879,459
5.60%, 03/24/51 (a)(c)	850,000	1,273,257
2.80%, 01/25/52 (a)(c)	450,000	442,355
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	256,155
2.88%, 04/12/23	250,000	256,710
3.63%, 06/20/23	250,000	260,295
3.38%, 01/14/26	500,000	539,095
2.50%, 07/12/26	300,000	312,882
National Bank of Canada
2.10%, 02/01/23	600,000	608,130
0.55%, 11/15/24 (a)(c)	250,000	247,388
Natwest Group PLC
3.88%, 09/12/23	750,000	782,167
6.00%, 12/19/23	400,000	434,552
2.36%, 05/22/24 (a)(c)	200,000	203,230
5.13%, 05/28/24	600,000	647,448
4.52%, 06/25/24 (a)(c)	550,000	575,674
4.27%, 03/22/25 (a)(c)	700,000	741,510
4.80%, 04/05/26	600,000	669,480
1.64%, 06/14/27 (a)(c)	250,000	246,415
3.07%, 05/22/28 (a)(c)	500,000	521,370
4.89%, 05/18/29 (a)(c)	700,000	801,360
3.75%, 11/01/29 (a)(c)	200,000	208,860
5.08%, 01/27/30 (a)(c)	550,000	638,594
4.45%, 05/08/30 (a)(c)	500,000	563,200
3.03%, 11/28/35 (a)(c)	250,000	246,903
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(c)	250,000	270,395
Northern Trust Corp.
3.95%, 10/30/25	450,000	493,281
3.65%, 08/03/28 (a)	250,000	278,388
3.15%, 05/03/29 (a)	250,000	269,418
1.95%, 05/01/30 (a)	250,000	248,110
People's United Financial, Inc.
3.65%, 12/06/22 (a)	290,000	295,475
PNC Bank NA
2.95%, 01/30/23 (a)	450,000	460,269
3.50%, 06/08/23 (a)	250,000	259,420
3.80%, 07/25/23 (a)	500,000	521,035
3.30%, 10/30/24 (a)	250,000	264,285
3.25%, 06/01/25 (a)	500,000	531,680
3.10%, 10/25/27 (a)	550,000	589,193
3.25%, 01/22/28 (a)	500,000	537,270
4.05%, 07/26/28	550,000	618,062
2.70%, 10/22/29	300,000	309,999
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	500,000	523,765
3.90%, 04/29/24 (a)	100,000	105,914
2.20%, 11/01/24 (a)	300,000	307,989
2.60%, 07/23/26 (a)	400,000	419,732
3.15%, 05/19/27 (a)	100,000	107,727
3.45%, 04/23/29 (a)	250,000	272,260
2.55%, 01/22/30 (a)	700,000	722,715
Regions Bank
6.45%, 06/26/37	250,000	350,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	255,545
1.80%, 08/12/28 (a)	250,000	244,938
7.38%, 12/10/37	150,000	226,943
Royal Bank of Canada
1.60%, 04/17/23	600,000	606,816
3.70%, 10/05/23	650,000	681,733
0.50%, 10/26/23	425,000	422,272
0.43%, 01/19/24	750,000	741,225
2.55%, 07/16/24	500,000	517,050
0.75%, 10/07/24	200,000	198,032
2.25%, 11/01/24	650,000	668,336
1.15%, 06/10/25	200,000	198,340
0.88%, 01/20/26	750,000	730,672
4.65%, 01/27/26	700,000	778,407
1.20%, 04/27/26	350,000	344,330
1.15%, 07/14/26	300,000	294,159
1.40%, 11/02/26	200,000	197,460
2.30%, 11/03/31	500,000	502,575
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	100,000	102,230
3.50%, 06/07/24 (a)	250,000	260,790
3.45%, 06/02/25 (a)	250,000	262,630
4.50%, 07/17/25 (a)	700,000	758,219
3.24%, 10/05/26 (a)(b)	300,000	314,727
4.40%, 07/13/27 (a)	600,000	660,036
Santander UK Group Holdings PLC
3.57%, 01/10/23	200,000	200,090
3.37%, 01/05/24 (a)(c)	650,000	664,189
1.09%, 03/15/25 (a)(c)	500,000	495,615
1.53%, 08/21/26 (a)(c)	450,000	442,980
3.82%, 11/03/28 (a)(c)	200,000	214,708
2.90%, 03/15/32 (a)(c)	400,000	404,756
Santander UK PLC
2.10%, 01/13/23	200,000	202,846
4.00%, 03/13/24	400,000	423,596
2.88%, 06/18/24	100,000	103,590
Signature Bank
4.00%, 10/15/30 (a)(c)	150,000	159,590
State Street Corp.
3.10%, 05/15/23	250,000	257,930
3.70%, 11/20/23	200,000	210,624
3.78%, 12/03/24 (a)(c)	250,000	263,265
3.30%, 12/16/24	400,000	426,120
3.55%, 08/18/25	571,000	616,452
2.35%, 11/01/25 (a)(c)	450,000	463,959
2.90%, 03/30/26 (a)(c)	100,000	104,781
2.65%, 05/19/26	450,000	474,647
4.14%, 12/03/29 (a)(c)	500,000	568,190
2.40%, 01/24/30	250,000	257,650
2.20%, 03/03/31	200,000	199,620
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	255,710
3.95%, 01/10/24	250,000	264,075
3.40%, 07/11/24	250,000	263,275
3.65%, 07/23/25	250,000	268,335
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	750,000	767,370
3.75%, 07/19/23	250,000	260,643
3.94%, 10/16/23	250,000	262,715
2.70%, 07/16/24	900,000	930,222
2.45%, 09/27/24	350,000	359,888
2.35%, 01/15/25	450,000	461,084
1.47%, 07/08/25	550,000	547,266
3.78%, 03/09/26	750,000	810,127
2.63%, 07/14/26	1,000,000	1,037,550

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 09/17/26	500,000	488,635
3.01%, 10/19/26	800,000	842,536
3.45%, 01/11/27	300,000	322,317
3.36%, 07/12/27	350,000	376,152
3.54%, 01/17/28	200,000	217,020
3.94%, 07/19/28	150,000	166,256
1.90%, 09/17/28	700,000	686,910
4.31%, 10/16/28	250,000	283,410
3.04%, 07/16/29	1,150,000	1,202,635
2.72%, 09/27/29	400,000	409,956
2.75%, 01/15/30	450,000	461,219
2.13%, 07/08/30	450,000	440,060
2.14%, 09/23/30	350,000	336,875
2.22%, 09/17/31	350,000	343,357
2.30%, 01/12/41	300,000	277,983
2.93%, 09/17/41	250,000	245,538
SVB Financial Group
3.50%, 01/29/25	100,000	105,675
3.13%, 06/05/30 (a)	250,000	262,798
1.80%, 02/02/31 (a)	250,000	237,130
Svenska Handelsbanken AB
3.90%, 11/20/23	400,000	422,580
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	166,973
4.25%, 08/15/24 (a)	250,000	265,038
3.70%, 08/04/26 (a)	450,000	478,890
3.95%, 12/01/27 (a)	450,000	484,155
5.15%, 03/19/29 (a)	400,000	460,224
Toronto-Dominion Bank
0.30%, 06/02/23	300,000	298,239
0.75%, 06/12/23	350,000	350,133
3.50%, 07/19/23	1,000,000	1,042,200
0.45%, 09/11/23	600,000	596,268
0.55%, 03/04/24	150,000	148,430
3.25%, 03/11/24	300,000	314,178
2.65%, 06/12/24	500,000	518,815
0.70%, 09/10/24	300,000	296,484
1.15%, 06/12/25	400,000	397,152
0.75%, 09/11/25	525,000	511,849
0.75%, 01/06/26	375,000	363,975
1.20%, 06/03/26	500,000	492,075
1.25%, 09/10/26	500,000	491,660
2.00%, 09/10/31	500,000	493,515
3.63%, 09/15/31 (a)(c)	450,000	484,025
Truist Bank
3.00%, 02/02/23 (a)	250,000	255,645
2.75%, 05/01/23 (a)	200,000	205,070
3.20%, 04/01/24 (a)	350,000	366,559
3.69%, 08/02/24 (a)(c)	550,000	573,826
1.50%, 03/10/25 (a)	650,000	654,335
3.63%, 09/16/25 (a)	750,000	802,807
4.05%, 11/03/25 (a)	350,000	383,348
3.80%, 10/30/26 (a)	500,000	544,545
2.25%, 03/11/30 (a)	600,000	599,346
Truist Financial Corp.
2.20%, 03/16/23 (a)	600,000	609,792
3.75%, 12/06/23 (a)	600,000	630,822
2.50%, 08/01/24 (a)	160,000	165,302
2.85%, 10/26/24 (a)	100,000	104,593
4.00%, 05/01/25 (a)	500,000	540,170
3.70%, 06/05/25 (a)	230,000	247,305
1.20%, 08/05/25 (a)	400,000	397,836
1.13%, 08/03/27 (a)	650,000	629,310
3.88%, 03/19/29 (a)	200,000	220,698
1.89%, 06/07/29 (a)(c)	250,000	246,453
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
US Bancorp
3.70%, 01/30/24 (a)	250,000	263,975
3.38%, 02/05/24 (a)	450,000	472,077
2.40%, 07/30/24 (a)	400,000	413,460
3.60%, 09/11/24 (a)	700,000	744,016
1.45%, 05/12/25 (a)	500,000	502,530
3.95%, 11/17/25 (a)	300,000	328,254
3.10%, 04/27/26 (a)	100,000	105,900
2.38%, 07/22/26 (a)	400,000	415,924
3.15%, 04/27/27 (a)	750,000	805,170
3.90%, 04/26/28 (a)	450,000	505,661
1.38%, 07/22/30 (a)	450,000	424,544
US Bank NA
1.95%, 01/09/23 (a)	250,000	253,225
2.85%, 01/23/23 (a)	250,000	255,465
2.05%, 01/21/25 (a)	550,000	563,101
2.80%, 01/27/25 (a)	500,000	522,165
Valley National Bancorp
3.00%, 06/15/31 (a)(c)	100,000	101,210
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	110,218
Wells Fargo & Co.
3.07%, 01/24/23 (a)	350,000	350,431
3.45%, 02/13/23	600,000	617,202
4.48%, 01/16/24	350,000	372,859
3.75%, 01/24/24 (a)	1,000,000	1,051,080
1.65%, 06/02/24 (a)(c)	1,150,000	1,159,729
3.30%, 09/09/24	750,000	789,660
3.00%, 02/19/25	1,000,000	1,045,470
3.55%, 09/29/25	1,100,000	1,175,691
2.41%, 10/30/25 (a)(c)	1,250,000	1,281,612
2.16%, 02/11/26 (a)(c)	1,100,000	1,118,656
3.00%, 04/22/26	1,250,000	1,314,112
2.19%, 04/30/26 (a)(c)	1,000,000	1,019,070
4.10%, 06/03/26	1,450,000	1,582,109
7.57%, 08/01/26	200,000	248,174
3.00%, 10/23/26	1,200,000	1,262,808
3.20%, 06/17/27 (a)(c)	750,000	792,300
4.30%, 07/22/27	900,000	1,007,037
3.58%, 05/22/28 (a)(c)	950,000	1,022,542
2.39%, 06/02/28 (a)(c)	750,000	763,147
4.15%, 01/24/29 (a)	750,000	839,182
2.88%, 10/30/30 (a)(c)	1,200,000	1,248,384
2.57%, 02/11/31 (a)(c)	1,050,000	1,072,627
4.48%, 04/04/31 (a)(c)	950,000	1,103,301
5.38%, 02/07/35	100,000	130,750
5.50%, 08/01/35	450,000	571,437
3.07%, 04/30/41 (a)(c)	1,050,000	1,076,166
5.38%, 11/02/43	800,000	1,053,368
5.61%, 01/15/44	800,000	1,082,128
4.65%, 11/04/44	600,000	728,340
3.90%, 05/01/45	700,000	804,671
4.90%, 11/17/45	700,000	883,589
4.40%, 06/14/46	750,000	889,410
4.75%, 12/07/46	700,000	872,312
5.01%, 04/04/51 (a)(c)	1,950,000	2,670,934
Wells Fargo Bank NA
5.95%, 08/26/36	75,000	101,032
5.85%, 02/01/37	250,000	337,855
6.60%, 01/15/38	500,000	728,405
Westpac Banking Corp.
2.75%, 01/11/23	800,000	817,192
2.00%, 01/13/23	200,000	202,796
3.65%, 05/15/23	350,000	363,962
3.30%, 02/26/24	250,000	262,453
2.35%, 02/19/25	400,000	413,092

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 05/13/26	750,000	791,835
1.15%, 06/03/26	400,000	393,752
2.70%, 08/19/26	450,000	473,292
3.35%, 03/08/27	550,000	594,423
3.40%, 01/25/28	300,000	326,769
1.95%, 11/20/28	150,000	149,531
2.65%, 01/16/30	250,000	260,573
2.89%, 02/04/30 (a)(c)	400,000	408,604
2.15%, 06/03/31	250,000	250,468
4.32%, 11/23/31 (a)(c)	550,000	595,452
4.11%, 07/24/34 (a)(c)	800,000	863,808
2.67%, 11/15/35 (a)(c)	200,000	195,156
3.02%, 11/18/36 (a)(c)	250,000	247,493
4.42%, 07/24/39	500,000	587,205
2.96%, 11/16/40	400,000	392,004
3.13%, 11/18/41	300,000	297,987
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	258,805
		494,457,255
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	265,950
3.30%, 06/15/30 (a)	300,000	318,033
Ameriprise Financial, Inc.
4.00%, 10/15/23	200,000	210,824
3.70%, 10/15/24	275,000	293,678
3.00%, 04/02/25 (a)	150,000	156,762
2.88%, 09/15/26 (a)	250,000	263,603
BGC Partners, Inc.
5.38%, 07/24/23	250,000	264,110
3.75%, 10/01/24 (a)	50,000	52,184
BlackRock, Inc.
3.50%, 03/18/24	400,000	423,012
3.20%, 03/15/27	200,000	216,228
3.25%, 04/30/29 (a)	500,000	544,700
2.40%, 04/30/30 (a)	250,000	257,010
1.90%, 01/28/31 (a)	500,000	493,365
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)(b)	300,000	292,854
3.25%, 03/15/27 (a)(b)	350,000	351,886
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	250,000	267,758
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	207,996
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	264,278
3.90%, 01/25/28 (a)	500,000	549,230
4.85%, 03/29/29 (a)	350,000	403,581
4.35%, 04/15/30 (a)	350,000	395,003
4.70%, 09/20/47 (a)	350,000	430,983
3.50%, 03/30/51 (a)	250,000	264,433
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	350,000	379,690
CI Financial Corp.
3.20%, 12/17/30 (a)	450,000	463,099
4.10%, 06/15/51 (a)	250,000	271,955
CME Group, Inc.
3.00%, 03/15/25 (a)	300,000	315,690
3.75%, 06/15/28 (a)	250,000	277,940
5.30%, 09/15/43 (a)	300,000	418,140
4.15%, 06/15/48 (a)	250,000	324,057
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	108,685
4.50%, 06/20/28 (a)	200,000	225,484
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eaton Vance Corp.
3.63%, 06/15/23	150,000	155,747
3.50%, 04/06/27 (a)	123,000	132,132
Franklin Resources, Inc.
2.85%, 03/30/25	250,000	261,635
1.60%, 10/30/30 (a)	350,000	330,988
2.95%, 08/12/51 (a)	100,000	97,144
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	299,847
3.45%, 09/21/23 (a)	150,000	156,059
4.00%, 10/15/23	250,000	263,775
3.75%, 12/01/25 (a)	250,000	270,225
3.10%, 09/15/27 (a)	250,000	266,488
3.75%, 09/21/28 (a)	300,000	332,091
2.10%, 06/15/30 (a)	500,000	496,695
1.85%, 09/15/32 (a)	500,000	480,070
2.65%, 09/15/40 (a)	250,000	243,325
4.25%, 09/21/48 (a)	500,000	625,255
3.00%, 06/15/50 (a)	550,000	557,122
3.00%, 09/15/60 (a)	500,000	495,595
Invesco Finance PLC
4.00%, 01/30/24	50,000	52,768
3.75%, 01/15/26	350,000	378,710
5.38%, 11/30/43	100,000	132,309
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	250,000	274,172
Jefferies Group LLC
6.45%, 06/08/27	150,000	183,590
6.25%, 01/15/36	250,000	332,430
6.50%, 01/20/43	150,000	208,416
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	500,000	568,795
4.15%, 01/23/30	300,000	333,225
2.63%, 10/15/31 (a)	300,000	296,454
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	214,796
4.50%, 09/19/28 (a)	150,000	171,459
4.38%, 03/11/29 (a)	150,000	169,826
Legg Mason, Inc.
4.75%, 03/15/26	250,000	280,102
5.63%, 01/15/44	176,000	241,703
Nasdaq, Inc.
4.25%, 06/01/24 (a)	200,000	212,838
3.85%, 06/30/26 (a)	350,000	381,370
2.50%, 12/21/40 (a)	300,000	277,785
3.25%, 04/28/50 (a)	300,000	305,943
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	514,820
1.85%, 07/16/25	500,000	500,915
1.65%, 07/14/26	500,000	492,170
2.17%, 07/14/28	400,000	392,452
3.10%, 01/16/30	500,000	516,150
2.68%, 07/16/30	550,000	549,543
2.61%, 07/14/31	200,000	197,406
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	231,964
4.95%, 07/15/46	300,000	385,266
3.75%, 04/01/51 (a)	200,000	221,688
Stifel Financial Corp.
4.25%, 07/18/24	100,000	106,548
4.00%, 05/15/30 (a)	300,000	330,903
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	225,000	229,406
3.55%, 02/01/24 (a)(d)	150,000	157,614
0.75%, 03/18/24 (a)(d)	450,000	448,060

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 04/01/24 (a)(d)	80,000	84,476
4.20%, 03/24/25 (a)(d)	200,000	217,644
3.63%, 04/01/25 (a)(d)	100,000	106,668
3.85%, 05/21/25 (a)(d)	175,000	188,704
3.45%, 02/13/26 (a)(d)	100,000	107,400
0.90%, 03/11/26 (a)(d)	375,000	366,742
1.15%, 05/13/26 (a)(d)	250,000	247,038
3.20%, 03/02/27 (a)(d)	200,000	214,240
3.30%, 04/01/27 (a)(d)	225,000	241,650
3.20%, 01/25/28 (a)(d)	225,000	242,089
2.00%, 03/20/28 (a)(d)	350,000	354,686
4.00%, 02/01/29 (a)(d)	200,000	224,536
3.25%, 05/22/29 (a)(d)	200,000	215,274
2.75%, 10/01/29 (a)(d)	150,000	157,104
4.63%, 03/22/30 (a)(d)	150,000	177,897
1.65%, 03/11/31 (a)(d)	250,000	240,508
2.30%, 05/13/31 (a)(d)	200,000	202,140
1.95%, 12/01/31 (a)(d)	250,000	245,733
		29,562,519
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	255,387
4.13%, 07/03/23 (a)	150,000	155,984
4.50%, 09/15/23 (a)	500,000	524,910
1.15%, 10/29/23	500,000	498,150
4.88%, 01/16/24 (a)	250,000	266,072
3.15%, 02/15/24 (a)	400,000	412,596
2.88%, 08/14/24 (a)	300,000	308,742
1.65%, 10/29/24 (a)	1,000,000	999,410
1.75%, 10/29/24 (a)	500,000	499,565
3.50%, 01/15/25 (a)	250,000	261,430
6.50%, 07/15/25 (a)	350,000	400,414
4.45%, 10/01/25 (a)	150,000	161,606
1.75%, 01/30/26 (a)	300,000	295,029
4.45%, 04/03/26 (a)	250,000	271,705
2.45%, 10/29/26 (a)	750,000	756,360
3.65%, 07/21/27 (a)	850,000	897,719
4.63%, 10/15/27 (a)	150,000	165,924
3.88%, 01/23/28 (a)	200,000	212,936
3.00%, 10/29/28 (a)	1,500,000	1,523,040
3.30%, 01/30/32 (a)	1,500,000	1,530,195
3.40%, 10/29/33 (a)	500,000	509,185
3.85%, 10/29/41 (a)	500,000	519,565
Air Lease Corp.
2.25%, 01/15/23	200,000	202,592
2.75%, 01/15/23 (a)	250,000	254,173
3.88%, 07/03/23 (a)	175,000	181,377
3.00%, 09/15/23 (a)	300,000	308,124
0.70%, 02/15/24 (a)	250,000	246,333
4.25%, 09/15/24 (a)	400,000	426,048
2.30%, 02/01/25 (a)	250,000	253,865
3.25%, 03/01/25 (a)	200,000	207,942
3.38%, 07/01/25 (a)	100,000	104,599
2.88%, 01/15/26 (a)	200,000	206,314
3.75%, 06/01/26 (a)	250,000	266,620
1.88%, 08/15/26 (a)	200,000	197,112
3.63%, 04/01/27 (a)	650,000	684,378
3.63%, 12/01/27 (a)	449,000	475,379
2.10%, 09/01/28 (a)	200,000	193,566
4.63%, 10/01/28 (a)	150,000	165,800
3.25%, 10/01/29 (a)	250,000	256,665
3.00%, 02/01/30 (a)	350,000	351,029
3.13%, 12/01/30 (a)	100,000	102,247
Aircastle Ltd.
5.00%, 04/01/23	250,000	261,227
4.40%, 09/25/23 (a)	250,000	262,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/01/24 (a)	200,000	209,330
4.25%, 06/15/26 (a)	200,000	214,846
Ares Capital Corp.
3.50%, 02/10/23 (a)	400,000	409,404
4.20%, 06/10/24 (a)	450,000	475,897
4.25%, 03/01/25 (a)	100,000	105,967
3.25%, 07/15/25 (a)	350,000	363,604
3.88%, 01/15/26 (a)	600,000	633,414
2.15%, 07/15/26 (a)	300,000	296,511
3.20%, 11/15/31 (a)	250,000	245,930
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	250,000	249,510
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	211,064
4.13%, 02/01/25 (a)	400,000	419,244
3.40%, 01/15/26 (a)	350,000	356,979
GATX Corp.
4.35%, 02/15/24 (a)	100,000	106,254
3.85%, 03/30/27 (a)	200,000	216,638
3.50%, 03/15/28 (a)	100,000	107,331
4.55%, 11/07/28 (a)	350,000	399,357
4.70%, 04/01/29 (a)	255,000	293,783
5.20%, 03/15/44 (a)	150,000	190,172
3.10%, 06/01/51 (a)	150,000	146,516
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	157,340
2.88%, 01/15/26 (a)	250,000	256,267
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	205,410
2.50%, 08/24/26 (a)	200,000	196,802
Main Street Capital Corp.
5.20%, 05/01/24	200,000	213,668
3.00%, 07/14/26 (a)	200,000	200,676
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	104,286
2.70%, 01/15/27 (a)	100,000	99,256
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	300,000	320,298
4.00%, 03/30/25 (a)	250,000	260,475
4.25%, 01/15/26 (a)	400,000	420,932
3.40%, 07/15/26 (a)	550,000	560,576
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	152,808
3.36%, 11/15/26 (a)	100,000	99,721
3.44%, 10/15/28 (a)	200,000	192,418
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	99,462
		26,225,572
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	150,000	145,866
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	350,000	369,229
2.75%, 09/16/26 (a)	200,000	200,104
2.13%, 02/15/27 (a)(b)	250,000	243,637
2.85%, 09/30/28 (a)(b)	250,000	244,005
ORIX Corp.
4.05%, 01/16/24	150,000	158,330
3.25%, 12/04/24	250,000	263,535
3.70%, 07/18/27	143,000	155,627
2.25%, 03/09/31	190,000	190,462
		1,970,795

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	200,000	294,312
Ace INA Holdings, Inc.
2.70%, 03/13/23	250,000	256,053
3.15%, 03/15/25	400,000	423,032
3.35%, 05/03/26 (a)	500,000	537,125
4.35%, 11/03/45 (a)	650,000	808,743
Aegon N.V.
5.50%, 04/11/48 (a)(c)	250,000	287,285
Aetna, Inc.
2.80%, 06/15/23 (a)	250,000	256,185
3.50%, 11/15/24 (a)	500,000	528,260
6.63%, 06/15/36	300,000	428,568
6.75%, 12/15/37	250,000	363,320
4.50%, 05/15/42 (a)	300,000	354,114
4.75%, 03/15/44 (a)	300,000	370,323
3.88%, 08/15/47 (a)	150,000	168,267
Aflac, Inc.
3.63%, 11/15/24	150,000	160,376
3.25%, 03/17/25	200,000	211,582
1.13%, 03/15/26 (a)	300,000	295,458
3.60%, 04/01/30 (a)	350,000	386,179
4.75%, 01/15/49 (a)	300,000	399,774
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	217,086
3.25%, 08/15/51 (a)	300,000	299,283
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	322,146
Allstate Corp.
3.15%, 06/15/23	200,000	206,862
0.75%, 12/15/25 (a)	450,000	438,912
3.28%, 12/15/26 (a)	250,000	269,312
1.45%, 12/15/30 (a)	100,000	94,769
5.35%, 06/01/33	79,000	99,112
5.55%, 05/09/35	200,000	264,202
4.50%, 06/15/43	250,000	306,550
4.20%, 12/15/46 (a)	226,000	273,071
3.85%, 08/10/49 (a)	250,000	293,320
6.50%, 05/15/57 (a)(c)	100,000	131,667
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	113,860
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	107,050
5.25%, 04/02/30 (a)	100,000	119,688
4.50%, 06/15/47 (a)	300,000	357,561
American International Group, Inc.
4.13%, 02/15/24	450,000	477,927
2.50%, 06/30/25 (a)	500,000	516,135
3.75%, 07/10/25 (a)	500,000	536,175
3.90%, 04/01/26 (a)	500,000	542,945
4.20%, 04/01/28 (a)	200,000	224,034
4.25%, 03/15/29 (a)	200,000	228,648
3.40%, 06/30/30 (a)	500,000	542,485
3.88%, 01/15/35 (a)	250,000	278,250
4.70%, 07/10/35 (a)	200,000	239,612
6.25%, 05/01/36	150,000	208,194
4.50%, 07/16/44 (a)	700,000	863,303
4.80%, 07/10/45 (a)	300,000	380,877
4.75%, 04/01/48 (a)	400,000	513,220
5.75%, 04/01/48 (a)(c)	210,000	236,645
4.38%, 06/30/50 (a)	300,000	374,388
4.38%, 01/15/55 (a)	400,000	493,056
8.18%, 05/15/58 (a)(c)	150,000	221,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anthem, Inc.
2.95%, 12/01/22 (a)	300,000	305,844
3.30%, 01/15/23	500,000	513,680
3.50%, 08/15/24 (a)	350,000	369,719
3.35%, 12/01/24 (a)	350,000	369,873
2.38%, 01/15/25 (a)	300,000	308,973
1.50%, 03/15/26 (a)	500,000	499,345
3.65%, 12/01/27 (a)	500,000	549,105
4.10%, 03/01/28 (a)	250,000	278,880
2.88%, 09/15/29 (a)	210,000	219,885
2.25%, 05/15/30 (a)	450,000	449,595
2.55%, 03/15/31 (a)	100,000	102,391
5.95%, 12/15/34	100,000	136,297
5.85%, 01/15/36	100,000	134,318
6.38%, 06/15/37	50,000	71,265
4.63%, 05/15/42	200,000	249,398
4.65%, 01/15/43	525,000	656,518
5.10%, 01/15/44	200,000	264,356
4.65%, 08/15/44 (a)	550,000	690,662
4.38%, 12/01/47 (a)	250,000	306,540
4.55%, 03/01/48 (a)	450,000	563,269
3.70%, 09/15/49 (a)	250,000	280,037
3.13%, 05/15/50 (a)	500,000	515,965
3.60%, 03/15/51 (a)	150,000	167,250
Aon Corp.
8.21%, 01/01/27	100,000	126,030
4.50%, 12/15/28 (a)	100,000	114,142
3.75%, 05/02/29 (a)	100,000	109,726
2.05%, 08/23/31 (a)	200,000	194,572
6.25%, 09/30/40	150,000	216,752
2.90%, 08/23/51 (a)	200,000	193,510
Aon PLC
4.00%, 11/27/23 (a)	300,000	314,385
3.50%, 06/14/24 (a)	500,000	525,875
3.88%, 12/15/25 (a)	300,000	324,705
4.60%, 06/14/44 (a)	300,000	370,023
4.75%, 05/15/45 (a)	300,000	374,580
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	219,772
5.03%, 12/15/46 (a)	250,000	325,050
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	268,915
Arch Capital Group US, Inc.
5.14%, 11/01/43	250,000	326,432
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	300,000	316,671
3.05%, 03/09/52 (a)	150,000	145,794
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	105,075
4.90%, 03/27/28 (a)	150,000	172,032
3.70%, 02/22/30 (a)	200,000	212,362
2.65%, 01/15/32 (a)	100,000	98,275
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	143,249
3.15%, 06/15/31 (a)	250,000	261,708
3.60%, 09/15/51 (a)	150,000	156,740
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	492,997
6.15%, 04/03/30 (a)	200,000	247,640
3.50%, 01/15/31 (a)	150,000	158,484
3.95%, 05/25/51 (a)	150,000	164,814
AXA S.A.
8.60%, 12/15/30	450,000	652,666

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	200,000	218,494
4.90%, 01/15/40 (a)(c)	50,000	52,584
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	163,652
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	350,000	347,620
1.45%, 10/15/30 (a)	200,000	191,688
5.75%, 01/15/40	150,000	213,273
4.40%, 05/15/42	350,000	429,086
4.30%, 05/15/43	300,000	361,068
4.20%, 08/15/48 (a)	850,000	1,033,829
4.25%, 01/15/49 (a)	700,000	861,413
2.85%, 10/15/50 (a)	550,000	543,620
2.50%, 01/15/51 (a)	300,000	279,348
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	256,460
2.75%, 03/15/23 (a)	700,000	715,330
3.13%, 03/15/26 (a)	895,000	956,406
4.50%, 02/11/43	50,000	61,908
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)(e)	430,000	463,703
5.63%, 05/15/30 (a)	100,000	119,446
4.70%, 06/22/47 (a)	435,000	478,230
3.85%, 12/22/51 (a)	100,000	99,339
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	245,000	261,572
4.50%, 03/15/29 (a)	50,000	56,768
2.38%, 03/15/31 (a)	250,000	245,233
Chubb Corp.
6.00%, 05/11/37	350,000	498,204
6.50%, 05/15/38	260,000	388,801
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	350,000	329,854
3.05%, 12/15/61 (a)	300,000	306,513
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	256,904
6.13%, 11/01/34	50,000	68,106
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	105,567
4.50%, 03/01/26 (a)	250,000	275,830
3.45%, 08/15/27 (a)	150,000	161,732
3.90%, 05/01/29 (a)	25,000	27,717
2.05%, 08/15/30 (a)	250,000	242,640
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	55,320
5.25%, 05/30/29 (a)	320,000	367,834
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	279,680
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	162,000	167,903
4.35%, 04/20/28 (a)	550,000	616,451
5.00%, 04/20/48 (a)	600,000	752,814
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	144,854
3.50%, 10/15/50 (a)	350,000	369,082
3.13%, 10/15/52 (a)	300,000	294,945
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	279,132
4.63%, 04/29/30 (a)	300,000	336,561
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	300,000	339,798
3.40%, 06/15/30 (a)	200,000	211,700
2.45%, 03/15/31 (a)	300,000	296,199
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First American Financial Corp.
4.60%, 11/15/24	150,000	162,978
4.00%, 05/15/30 (a)	100,000	109,614
2.40%, 08/15/31 (a)	200,000	196,004
Globe Life, Inc.
4.55%, 09/15/28 (a)	220,000	250,320
2.15%, 08/15/30 (a)	200,000	197,604
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	164,393
2.50%, 09/01/30 (a)	100,000	99,826
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	150,384
5.95%, 10/15/36	100,000	135,219
6.10%, 10/01/41	150,000	210,821
4.40%, 03/15/48 (a)	225,000	277,792
3.60%, 08/19/49 (a)	400,000	438,468
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	637,140
4.50%, 04/01/25 (a)	200,000	218,322
1.35%, 02/03/27 (a)	250,000	243,348
3.95%, 03/15/27 (a)	150,000	164,064
3.13%, 08/15/29 (a)	200,000	209,564
4.88%, 04/01/30 (a)	200,000	235,064
2.15%, 02/03/32 (a)	250,000	242,443
4.63%, 12/01/42 (a)	100,000	123,360
4.95%, 10/01/44 (a)	250,000	322,732
4.80%, 03/15/47 (a)	150,000	190,728
3.95%, 08/15/49 (a)	200,000	229,706
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(b)	150,000	151,574
4.00%, 11/23/51 (a)(b)	150,000	151,830
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	107,064
2.40%, 09/30/30 (a)	200,000	193,958
Lincoln National Corp.
3.35%, 03/09/25	168,000	177,946
3.63%, 12/12/26 (a)	104,000	112,940
3.80%, 03/01/28 (a)	200,000	219,674
3.05%, 01/15/30 (a)	200,000	208,760
3.40%, 01/15/31 (a)	250,000	269,405
6.30%, 10/09/37	150,000	210,440
7.00%, 06/15/40	250,000	382,245
4.35%, 03/01/48 (a)	125,000	150,829
4.38%, 06/15/50 (a)	50,000	60,847
Loews Corp.
2.63%, 05/15/23 (a)	200,000	204,180
3.75%, 04/01/26 (a)	250,000	271,102
3.20%, 05/15/30 (a)	300,000	319,854
6.00%, 02/01/35	100,000	133,884
4.13%, 05/15/43 (a)	100,000	115,533
Manulife Financial Corp.
4.15%, 03/04/26	350,000	383,785
2.48%, 05/19/27 (a)	200,000	205,466
4.06%, 02/24/32 (a)(c)	250,000	269,632
5.38%, 03/04/46	300,000	423,351
Markel Corp.
3.50%, 11/01/27 (a)	250,000	268,470
3.35%, 09/17/29 (a)	100,000	108,087
5.00%, 04/05/46	75,000	95,458
4.30%, 11/01/47 (a)	50,000	58,372
5.00%, 05/20/49 (a)	200,000	255,972
4.15%, 09/17/50 (a)	300,000	350,202
3.45%, 05/07/52 (a)	150,000	155,634

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	370,471
3.50%, 06/03/24 (a)	300,000	316,635
3.75%, 03/14/26 (a)	250,000	271,607
4.38%, 03/15/29 (a)	550,000	628,584
2.25%, 11/15/30 (a)	325,000	325,068
4.75%, 03/15/39 (a)	250,000	313,395
4.35%, 01/30/47 (a)	200,000	250,306
4.20%, 03/01/48 (a)	100,000	122,418
4.90%, 03/15/49 (a)	500,000	675,005
Mercury General Corp.
4.40%, 03/15/27 (a)	200,000	220,776
MetLife, Inc.
4.37%, 09/15/23	100,000	105,821
3.60%, 04/10/24	565,000	597,996
3.00%, 03/01/25	100,000	105,321
3.60%, 11/13/25 (a)	250,000	270,030
4.55%, 03/23/30 (a)	400,000	473,456
5.70%, 06/15/35	600,000	807,942
6.40%, 12/15/36 (a)	700,000	863,324
10.75%, 08/01/39 (a)(c)	100,000	169,670
5.88%, 02/06/41	500,000	707,850
4.13%, 08/13/42	250,000	296,480
4.88%, 11/13/43	100,000	130,537
4.72%, 12/15/44	250,000	325,127
4.05%, 03/01/45	150,000	178,877
4.60%, 05/13/46 (a)	300,000	384,693
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (c)	65,000	80,211
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	271,292
3.85%, 06/11/51 (a)	150,000	161,858
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	175,826
4.50%, 10/01/50 (a)(c)	100,000	106,187
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	257,503
3.10%, 11/15/26 (a)	150,000	158,802
3.70%, 05/15/29 (a)	150,000	165,758
2.13%, 06/15/30 (a)	250,000	247,618
4.63%, 09/15/42	200,000	249,554
4.35%, 05/15/43	250,000	302,835
4.30%, 11/15/46 (a)	50,000	61,783
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	100,201
3.88%, 03/27/28 (a)	292,000	324,754
2.10%, 03/10/30 (a)	250,000	251,303
5.75%, 07/15/33	100,000	130,267
5.70%, 12/14/36	90,000	121,591
6.63%, 12/01/37	350,000	508,403
3.00%, 03/10/40 (a)	200,000	206,912
5.63%, 06/15/43 (a)(c)	600,000	625,680
5.20%, 03/15/44 (a)(c)	150,000	158,159
4.60%, 05/15/44	300,000	377,532
5.38%, 05/15/45 (a)(c)	300,000	322,671
3.91%, 12/07/47 (a)	350,000	407,512
4.42%, 03/27/48 (a)	250,000	312,467
5.70%, 09/15/48 (a)(c)	250,000	281,647
3.94%, 12/07/49 (a)	450,000	527,841
4.35%, 02/25/50 (a)	250,000	313,290
3.70%, 10/01/50 (a)(c)	250,000	253,478
3.70%, 03/13/51 (a)	450,000	513,513
Prudential PLC
3.13%, 04/14/30	425,000	454,274
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	386,228
3.90%, 05/15/29 (a)	200,000	219,732
3.15%, 06/15/30 (a)	150,000	157,229
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	150,000	161,102
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	200,000	217,300
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	132,629
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	101,384
Swiss Re America Holding Corp.
7.00%, 02/15/26	200,000	241,692
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	632,906
3.20%, 03/26/30 (a)	150,000	162,711
6.25%, 12/01/32	110,000	150,943
4.35%, 04/25/44	150,000	184,179
3.70%, 01/26/45	150,000	168,801
4.13%, 04/15/47 (a)	350,000	426,422
4.20%, 03/15/48 (a)	125,000	154,966
3.95%, 03/26/50 (a)	200,000	241,918
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	268,212
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	74,230
6.25%, 06/15/37	300,000	431,220
4.60%, 08/01/43	200,000	255,526
4.30%, 08/25/45 (a)	200,000	247,788
3.75%, 05/15/46 (a)	200,000	231,412
4.00%, 05/30/47 (a)	150,000	180,330
4.10%, 03/04/49 (a)	350,000	429,341
2.55%, 04/27/50 (a)	350,000	334,607
3.05%, 06/08/51 (a)	250,000	262,725
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	418,887
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	120,561
UnitedHealth Group, Inc.
2.75%, 02/15/23 (a)	250,000	254,530
2.88%, 03/15/23	300,000	308,028
3.50%, 06/15/23	382,000	396,906
3.50%, 02/15/24	250,000	263,335
2.38%, 08/15/24	200,000	207,136
3.75%, 07/15/25	750,000	813,817
3.70%, 12/15/25	150,000	163,493
1.25%, 01/15/26	100,000	99,725
3.10%, 03/15/26	350,000	374,335
3.45%, 01/15/27	500,000	544,990
2.95%, 10/15/27	100,000	106,948
3.85%, 06/15/28	450,000	502,474
3.88%, 12/15/28	350,000	393,190
2.88%, 08/15/29	550,000	582,807
2.00%, 05/15/30	500,000	496,950
2.30%, 05/15/31 (a)	400,000	406,808
4.63%, 07/15/35	400,000	498,304
5.80%, 03/15/36	200,000	275,910
6.63%, 11/15/37	250,000	372,462
6.88%, 02/15/38	300,000	460,752
3.50%, 08/15/39 (a)	400,000	443,160
2.75%, 05/15/40 (a)	500,000	505,465
5.70%, 10/15/40 (a)	200,000	279,082
5.95%, 02/15/41 (a)	150,000	214,505
3.05%, 05/15/41 (a)	500,000	523,190

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/15/41 (a)	323,000	406,185
4.38%, 03/15/42 (a)	250,000	304,672
3.95%, 10/15/42 (a)	250,000	291,910
4.75%, 07/15/45	750,000	983,265
4.20%, 01/15/47 (a)	300,000	366,066
4.25%, 04/15/47 (a)	250,000	307,057
3.75%, 10/15/47 (a)	200,000	230,358
4.25%, 06/15/48 (a)	500,000	620,805
4.45%, 12/15/48 (a)	350,000	449,053
3.70%, 08/15/49 (a)	400,000	463,272
2.90%, 05/15/50 (a)	400,000	409,332
3.25%, 05/15/51 (a)	750,000	813,232
3.88%, 08/15/59 (a)	450,000	540,958
3.13%, 05/15/60 (a)	400,000	415,656
Unum Group
4.00%, 03/15/24	100,000	105,598
4.00%, 06/15/29 (a)	300,000	332,412
5.75%, 08/15/42	100,000	122,998
4.50%, 12/15/49 (a)	150,000	161,054
4.13%, 06/15/51 (a)	200,000	204,114
Voya Financial, Inc.
3.65%, 06/15/26	400,000	431,544
5.70%, 07/15/43	150,000	205,668
4.80%, 06/15/46	125,000	156,979
4.70%, 01/23/48 (a)(c)	100,000	101,375
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	419,356
4.50%, 09/15/28 (a)	200,000	223,884
2.95%, 09/15/29 (a)	200,000	205,460
5.05%, 09/15/48 (a)	150,000	190,934
3.88%, 09/15/49 (a)	200,000	217,948
WR Berkley Corp.
4.75%, 08/01/44	150,000	188,058
4.00%, 05/12/50 (a)	100,000	115,851
3.55%, 03/30/52 (a)	150,000	164,106
3.15%, 09/30/61 (a)	100,000	96,464
XLIT Ltd.
5.25%, 12/15/43	300,000	414,777
5.50%, 03/31/45	100,000	137,378
		104,090,245
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	150,000	147,704
2.90%, 10/01/30 (a)	250,000	254,162
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	274,375
3.80%, 04/15/26 (a)	250,000	271,337
3.95%, 01/15/28 (a)	250,000	277,195
4.50%, 07/30/29 (a)	150,000	172,526
2.75%, 12/15/29 (a)	150,000	155,322
4.70%, 07/01/30 (a)	250,000	293,595
4.90%, 12/15/30 (a)	350,000	420,514
3.38%, 08/15/31 (a)	230,000	249,099
2.00%, 05/18/32 (a)	200,000	192,184
1.88%, 02/01/33 (a)	250,000	235,078
4.85%, 04/15/49 (a)	150,000	194,634
4.00%, 02/01/50 (a)	150,000	175,437
3.00%, 05/18/51 (a)	200,000	199,264
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	153,929
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	256,970
3.30%, 07/15/26 (a)	250,000	265,270
2.25%, 01/15/29 (a)	250,000	247,517
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 02/01/30 (a)	200,000	204,662
3.88%, 01/30/31 (a)	175,000	193,886
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	210,758
4.90%, 02/15/29 (a)	100,000	116,019
2.38%, 07/15/31 (a)	200,000	196,866
3.38%, 07/15/51 (a)	100,000	101,661
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	105,523
3.50%, 11/15/24 (a)	200,000	211,726
3.45%, 06/01/25 (a)	150,000	159,527
2.90%, 10/15/26 (a)	100,000	105,400
3.35%, 05/15/27 (a)	250,000	269,052
3.20%, 01/15/28 (a)	250,000	267,917
3.30%, 06/01/29 (a)	150,000	162,062
2.30%, 03/01/30 (a)	250,000	254,002
2.45%, 01/15/31 (a)	400,000	411,160
2.05%, 01/15/32 (a)	200,000	197,688
3.90%, 10/15/46 (a)	150,000	178,482
4.35%, 04/15/48 (a)	150,000	192,408
Boston Properties LP
3.13%, 09/01/23 (a)	500,000	515,045
3.80%, 02/01/24 (a)	100,000	104,665
3.20%, 01/15/25 (a)	250,000	262,045
3.65%, 02/01/26 (a)	200,000	214,476
2.75%, 10/01/26 (a)	150,000	156,324
4.50%, 12/01/28 (a)	300,000	339,927
3.40%, 06/21/29 (a)	350,000	371,819
2.90%, 03/15/30 (a)	200,000	204,402
3.25%, 01/30/31 (a)	683,000	715,743
2.55%, 04/01/32 (a)	150,000	149,316
2.45%, 10/01/33 (a)	300,000	291,000
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	211,430
3.95%, 11/15/27 (a)	100,000	107,590
4.55%, 10/01/29 (a)	150,000	167,376
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	264,760
4.13%, 06/15/26 (a)	50,000	54,284
3.90%, 03/15/27 (a)	250,000	269,742
4.13%, 05/15/29 (a)	250,000	277,022
4.05%, 07/01/30 (a)	550,000	604,956
2.50%, 08/16/31 (a)	250,000	244,770
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	250,000	244,200
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	169,550
3.15%, 07/01/29 (a)	116,000	123,694
2.80%, 05/15/30 (a)	250,000	261,247
3.35%, 11/01/49 (a)	200,000	220,106
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26	250,000	272,025
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	252,910
2.00%, 01/15/29 (a)	150,000	144,657
2.75%, 04/15/31 (a)	200,000	199,152
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	269,080
3.13%, 09/01/26 (a)	100,000	105,155
4.38%, 02/15/29 (a)	118,000	133,810
3.00%, 02/15/30 (a)	150,000	156,633
2.00%, 02/15/31 (a)	250,000	242,235

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	207,014
3.45%, 11/15/29 (a)	300,000	325,893
2.15%, 11/01/30 (a)	250,000	247,180
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	401,938
4.45%, 07/15/28 (a)	500,000	565,745
3.60%, 07/01/29 (a)	325,000	353,294
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	583,995
3.25%, 06/30/26 (a)	50,000	53,278
2.88%, 11/15/29 (a)	150,000	156,773
1.75%, 07/01/30 (a)	250,000	238,465
3.05%, 03/01/50 (a)	200,000	198,668
EPR Properties
4.75%, 12/15/26 (a)	300,000	321,057
4.50%, 06/01/27 (a)	200,000	211,396
4.95%, 04/15/28 (a)	300,000	324,168
3.75%, 08/15/29 (a)	200,000	201,878
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	265,137
2.85%, 11/01/26 (a)	450,000	472,576
3.25%, 08/01/27 (a)	250,000	267,590
3.50%, 03/01/28 (a)	200,000	217,924
4.15%, 12/01/28 (a)	50,000	56,657
3.00%, 07/01/29 (a)	200,000	212,230
2.50%, 02/15/30 (a)	200,000	205,720
4.50%, 07/01/44 (a)	150,000	189,434
4.50%, 06/01/45 (a)	250,000	317,342
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	148,094
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	153,705
3.88%, 05/01/24 (a)	300,000	316,008
3.50%, 04/01/25 (a)	300,000	317,307
3.63%, 05/01/27 (a)	150,000	161,819
4.00%, 03/01/29 (a)	150,000	166,740
3.00%, 01/15/30 (a)	150,000	157,265
1.65%, 01/15/31 (a)	150,000	140,463
2.65%, 03/15/32 (a)	200,000	201,510
4.50%, 03/15/48 (a)	114,000	140,799
2.65%, 09/01/50 (a)	150,000	135,800
Extra Space Storage LP
2.35%, 03/15/32 (a)	200,000	195,482
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	250,000	262,012
1.25%, 02/15/26 (a)	150,000	147,342
3.25%, 07/15/27 (a)	200,000	212,168
3.20%, 06/15/29 (a)	100,000	105,908
4.50%, 12/01/44 (a)	250,000	297,810
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	149,970
2.05%, 03/15/31 (a)	250,000	240,660
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	350,000	374,146
3.75%, 07/01/27 (a)	250,000	271,615
2.00%, 03/15/31 (a)	250,000	237,480
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	157,800
4.00%, 06/01/25 (a)	150,000	161,555
3.25%, 07/15/26 (a)	300,000	318,972
3.50%, 07/15/29 (a)	250,000	271,497
3.00%, 01/15/30 (a)	300,000	314,982
6.75%, 02/01/41 (a)	250,000	375,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Highwoods Realty LP
4.20%, 04/15/29 (a)	300,000	332,502
3.05%, 02/15/30 (a)	150,000	155,003
2.60%, 02/01/31 (a)	250,000	249,172
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	200,000	209,396
4.00%, 06/15/25 (a)	100,000	106,165
4.50%, 02/01/26 (a)	150,000	161,403
3.38%, 12/15/29 (a)	200,000	204,780
3.50%, 09/15/30 (a)	375,000	385,459
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	161,504
4.65%, 04/01/29 (a)	250,000	283,820
3.25%, 01/15/30 (a)	150,000	156,377
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	250,000	247,562
2.00%, 08/15/31 (a)	200,000	188,422
2.70%, 01/15/34 (a)	150,000	147,542
Kilroy Realty LP
4.38%, 10/01/25 (a)	350,000	381,265
4.25%, 08/15/29 (a)	200,000	223,344
3.05%, 02/15/30 (a)	200,000	207,570
2.50%, 11/15/32 (a)	250,000	243,560
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	469,152
1.90%, 03/01/28 (a)	250,000	246,922
2.70%, 10/01/30 (a)	300,000	305,532
4.25%, 04/01/45 (a)	150,000	173,177
4.45%, 09/01/47 (a)	300,000	357,759
3.70%, 10/01/49 (a)	150,000	161,361
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	106,706
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	248,990
Life Storage LP
3.88%, 12/15/27 (a)	350,000	384,898
4.00%, 06/15/29 (a)	150,000	166,404
2.20%, 10/15/30 (a)	300,000	295,218
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	263,377
4.00%, 11/15/25 (a)	150,000	162,513
3.60%, 06/01/27 (a)	60,000	65,000
4.20%, 06/15/28 (a)	350,000	394,576
3.95%, 03/15/29 (a)	50,000	55,917
2.75%, 03/15/30 (a)	100,000	103,565
1.70%, 02/15/31 (a)	250,000	238,865
2.88%, 09/15/51 (a)	150,000	148,064
National Health Investors, Inc.
3.00%, 02/01/31 (a)	225,000	217,674
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	105,719
3.60%, 12/15/26 (a)	250,000	267,667
3.50%, 10/15/27 (a)	125,000	134,373
4.30%, 10/15/28 (a)	200,000	225,600
2.50%, 04/15/30 (a)	100,000	101,319
4.80%, 10/15/48 (a)	135,000	170,293
3.10%, 04/15/50 (a)	200,000	195,394
3.00%, 04/15/52 (a)	200,000	190,452
Office Properties Income Trust
4.25%, 05/15/24 (a)	250,000	261,000
4.50%, 02/01/25 (a)	167,000	176,370
2.65%, 06/15/26 (a)	250,000	248,720
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	600,000	640,944
4.50%, 01/15/25 (a)	50,000	53,518

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 01/15/26 (a)	100,000	111,753
4.50%, 04/01/27 (a)	100,000	110,081
4.75%, 01/15/28 (a)	93,000	102,939
3.63%, 10/01/29 (a)	150,000	156,027
3.38%, 02/01/31 (a)	250,000	252,122
3.25%, 04/15/33 (a)	400,000	392,620
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	333,489
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	256,875
2.75%, 04/01/32 (a)	100,000	98,238
Prologis LP
3.25%, 10/01/26 (a)	150,000	160,445
4.38%, 02/01/29 (a)	25,000	28,723
2.25%, 04/15/30 (a)	350,000	352,247
1.25%, 10/15/30 (a)	350,000	326,116
1.63%, 03/15/31 (a)	200,000	190,952
3.00%, 04/15/50 (a)	350,000	363,251
2.13%, 10/15/50 (a)	350,000	305,070
Public Storage
0.88%, 02/15/26 (a)	200,000	195,392
1.50%, 11/09/26 (a)	150,000	150,029
3.09%, 09/15/27 (a)	250,000	268,060
3.39%, 05/01/29 (a)	300,000	327,516
2.30%, 05/01/31 (a)	250,000	252,940
2.25%, 11/09/31 (a)	200,000	201,026
Realty Income Corp.
4.60%, 02/06/24 (a)	200,000	212,714
3.88%, 07/15/24 (a)	450,000	477,364
4.63%, 11/01/25 (a)	250,000	277,435
0.75%, 03/15/26 (a)	250,000	241,118
4.13%, 10/15/26 (a)	50,000	55,271
3.00%, 01/15/27 (a)	500,000	528,160
3.95%, 08/15/27 (a)	550,000	611,044
3.40%, 01/15/28 (a)	350,000	378,003
3.65%, 01/15/28 (a)	300,000	326,928
3.10%, 12/15/29 (a)	100,000	106,292
3.25%, 01/15/31 (a)	400,000	430,376
2.85%, 12/15/32 (a)	200,000	208,512
4.65%, 03/15/47 (a)	200,000	259,596
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	269,467
4.13%, 03/15/28 (a)	200,000	222,660
2.95%, 09/15/29 (a)	150,000	155,718
3.70%, 06/15/30 (a)	50,000	54,564
4.40%, 02/01/47 (a)	150,000	178,332
4.65%, 03/15/49 (a)	50,000	62,411
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	250,000	277,040
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	350,000	333,333
Sabra Health Care LP
5.13%, 08/15/26 (a)	200,000	220,448
3.90%, 10/15/29 (a)	150,000	156,851
3.20%, 12/01/31 (a)	250,000	244,537
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	148,434
Simon Property Group LP
2.75%, 06/01/23 (a)	600,000	613,212
3.75%, 02/01/24 (a)	350,000	366,898
2.00%, 09/13/24 (a)	175,000	178,318
3.38%, 10/01/24 (a)	100,000	105,309
3.50%, 09/01/25 (a)	250,000	266,847
3.30%, 01/15/26 (a)	300,000	318,414
3.25%, 11/30/26 (a)	200,000	214,320
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 06/15/27 (a)	650,000	698,743
3.38%, 12/01/27 (a)	100,000	107,487
1.75%, 02/01/28 (a)	300,000	295,158
2.45%, 09/13/29 (a)	550,000	558,277
2.65%, 07/15/30 (a)	100,000	102,161
2.20%, 02/01/31 (a)	100,000	98,131
6.75%, 02/01/40 (a)	270,000	400,013
4.75%, 03/15/42 (a)	250,000	309,745
4.25%, 10/01/44 (a)	200,000	235,694
4.25%, 11/30/46 (a)	100,000	119,431
3.25%, 09/13/49 (a)	450,000	463,144
3.80%, 07/15/50 (a)	450,000	506,637
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	157,215
4.25%, 02/01/26 (a)	200,000	213,940
4.70%, 06/01/27 (a)	204,000	226,283
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	66,139
3.20%, 01/15/27 (a)	200,000	209,542
3.40%, 01/15/30 (a)	250,000	263,075
3.20%, 02/15/31 (a)	250,000	259,247
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	94,336
4.63%, 03/15/29 (a)	150,000	168,464
2.75%, 11/18/30 (a)	150,000	149,858
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	149,073
2.70%, 07/15/31 (a)	200,000	199,394
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	155,348
3.88%, 07/15/27 (a)	150,000	160,613
UDR, Inc.
2.95%, 09/01/26 (a)	200,000	208,500
3.50%, 01/15/28 (a)	145,000	155,398
4.40%, 01/26/29 (a)	200,000	226,310
3.00%, 08/15/31 (a)	550,000	573,732
2.10%, 08/01/32 (a)	100,000	95,682
Ventas Realty LP
3.50%, 04/15/24 (a)	150,000	157,160
3.75%, 05/01/24 (a)	150,000	157,164
2.65%, 01/15/25 (a)	150,000	155,022
3.50%, 02/01/25 (a)	200,000	211,076
4.13%, 01/15/26 (a)	150,000	163,041
3.25%, 10/15/26 (a)	250,000	265,130
4.00%, 03/01/28 (a)	350,000	387,772
4.40%, 01/15/29 (a)	300,000	340,599
4.75%, 11/15/30 (a)	300,000	350,748
5.70%, 09/30/43 (a)	250,000	337,490
4.88%, 04/15/49 (a)	150,000	188,679
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	157,361
2.15%, 06/01/26 (a)	150,000	150,374
Welltower, Inc.
4.50%, 01/15/24 (a)	400,000	423,492
3.63%, 03/15/24 (a)	600,000	631,212
4.00%, 06/01/25 (a)	200,000	215,642
4.25%, 04/01/26 (a)	400,000	438,712
4.13%, 03/15/29 (a)	400,000	447,900
3.10%, 01/15/30 (a)	150,000	157,668
2.75%, 01/15/31 (a)	250,000	256,000
6.50%, 03/15/41 (a)	300,000	437,844
4.95%, 09/01/48 (a)	150,000	197,009
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	90,398
4.00%, 02/01/25 (a)	400,000	426,612
3.85%, 07/15/29 (a)	100,000	110,605

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 02/01/31 (a)	200,000	198,368
2.25%, 04/01/33 (a)	150,000	142,886
		68,666,059
		724,972,445

Industrial 15.4%
Basic Industry 0.7%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	150,000	153,288
3.35%, 07/31/24 (a)	20,000	21,053
1.50%, 10/15/25 (a)	250,000	251,295
1.85%, 05/15/27 (a)	300,000	305,073
2.05%, 05/15/30 (a)	250,000	251,885
2.70%, 05/15/40 (a)	300,000	303,234
2.80%, 05/15/50 (a)	350,000	357,700
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	160,805
5.45%, 12/01/44 (a)	100,000	131,047
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	400,000	402,912
ArcelorMittal S.A.
4.25%, 07/16/29	200,000	219,274
7.00%, 10/15/39	350,000	484,865
Barrick Gold Corp.
5.25%, 04/01/42	100,000	129,846
Barrick North America Finance LLC
5.70%, 05/30/41	450,000	611,982
5.75%, 05/01/43	200,000	273,114
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	682,730
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	300,000	315,546
6.42%, 03/01/26	200,000	238,402
4.13%, 02/24/42	250,000	296,400
5.00%, 09/30/43	900,000	1,191,501
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	162,902
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	104,498
1.40%, 08/05/26 (a)	150,000	146,379
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	212,628
5.50%, 11/02/47 (a)	200,000	232,890
CF Industries, Inc.
3.45%, 06/01/23	350,000	361,165
5.15%, 03/15/34	350,000	424,602
5.38%, 03/15/44	300,000	379,626
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	58,396
7.38%, 11/01/29	450,000	605,349
2.10%, 11/15/30 (a)	250,000	246,153
4.25%, 10/01/34 (a)	500,000	577,920
5.25%, 11/15/41 (a)	300,000	388,653
4.38%, 11/15/42 (a)	600,000	716,556
4.63%, 10/01/44 (a)	150,000	184,224
5.55%, 11/30/48 (a)	350,000	494,795
4.80%, 05/15/49 (a)	300,000	383,982
3.60%, 11/15/50 (a)	250,000	271,633
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	900,000	951,876
4.49%, 11/15/25 (a)	625,000	690,775
4.73%, 11/15/28 (a)	800,000	928,336
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.32%, 11/15/38 (a)	550,000	708,603
5.42%, 11/15/48 (a)	705,000	987,409
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	267,108
4.80%, 09/01/42 (a)	250,000	301,870
4.65%, 10/15/44 (a)	370,000	442,309
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	315,852
3.25%, 12/01/27 (a)	450,000	487,894
4.80%, 03/24/30 (a)	50,000	60,088
1.30%, 01/30/31 (a)	300,000	281,217
2.13%, 02/01/32 (a)	250,000	248,215
2.13%, 08/15/50 (a)	250,000	221,340
2.70%, 12/15/51 (a)	250,000	246,363
2.75%, 08/18/55 (a)	264,000	260,016
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	201,886
2.30%, 07/15/30 (a)	150,000	150,885
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	200,000	210,322
5.50%, 01/17/27	300,000	337,068
FMC Corp.
3.20%, 10/01/26 (a)	150,000	158,819
3.45%, 10/01/29 (a)	200,000	213,368
4.50%, 10/01/49 (a)	250,000	301,412
Georgia-Pacific LLC
8.00%, 01/15/24	300,000	341,367
7.75%, 11/15/29	250,000	350,190
Huntsman International LLC
4.50%, 05/01/29 (a)	300,000	333,753
2.95%, 06/15/31 (a)	150,000	152,823
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	283,677
4.38%, 06/01/47 (a)	50,000	58,816
5.00%, 09/26/48 (a)	400,000	515,512
International Paper Co.
7.30%, 11/15/39	200,000	305,082
6.00%, 11/15/41 (a)	200,000	277,276
4.80%, 06/15/44 (a)	250,000	316,487
5.15%, 05/15/46 (a)	200,000	265,250
4.40%, 08/15/47 (a)	300,000	372,987
4.35%, 08/15/48 (a)	400,000	492,588
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	271,360
4.50%, 07/15/27 (a)	150,000	167,796
Linde, Inc.
2.65%, 02/05/25 (a)	400,000	415,876
3.20%, 01/30/26 (a)	350,000	373,418
1.10%, 08/10/30 (a)	200,000	187,072
3.55%, 11/07/42 (a)	100,000	113,836
2.00%, 08/10/50 (a)	100,000	87,643
Lubrizol Corp.
6.50%, 10/01/34	96,000	138,634
LYB International Finance BV
4.00%, 07/15/23	148,000	154,666
5.25%, 07/15/43	300,000	386,061
4.88%, 03/15/44 (a)	350,000	436,614
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	323,442
LYB International Finance III LLC
2.25%, 10/01/30 (a)	200,000	199,232
3.38%, 10/01/40 (a)	250,000	260,585
4.20%, 10/15/49 (a)	350,000	404,246
4.20%, 05/01/50 (a)	350,000	405,163

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/51 (a)	250,000	266,255
3.80%, 10/01/60 (a)	250,000	265,053
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	450,000	490,221
4.63%, 02/26/55 (a)	350,000	432,012
Mosaic Co.
4.25%, 11/15/23 (a)	100,000	105,163
4.05%, 11/15/27 (a)	250,000	275,967
5.45%, 11/15/33 (a)	250,000	310,532
4.88%, 11/15/41 (a)	150,000	176,792
5.63%, 11/15/43 (a)	200,000	266,308
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	199,520
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	257,235
2.25%, 10/01/30 (a)	450,000	444,793
5.88%, 04/01/35	250,000	326,515
6.25%, 10/01/39	350,000	490,731
4.88%, 03/15/42 (a)	350,000	439,313
5.45%, 06/09/44 (a)	175,000	233,272
Nucor Corp.
4.00%, 08/01/23 (a)	300,000	312,912
2.00%, 06/01/25 (a)	150,000	153,120
3.95%, 05/01/28 (a)	200,000	221,134
2.70%, 06/01/30 (a)	250,000	257,790
2.98%, 12/15/55 (a)	550,000	548,141
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	104,330
4.20%, 04/01/29 (a)	250,000	282,295
4.13%, 03/15/35 (a)	400,000	455,140
5.88%, 12/01/36	100,000	134,867
5.63%, 12/01/40	50,000	68,585
6.13%, 01/15/41 (a)	350,000	501,186
4.90%, 06/01/43 (a)	200,000	254,582
5.25%, 01/15/45 (a)	250,000	336,810
5.00%, 04/01/49 (a)	50,000	67,364
3.95%, 05/13/50 (a)	300,000	352,386
Packaging Corp. of America
3.65%, 09/15/24 (a)	200,000	211,440
3.40%, 12/15/27 (a)	200,000	215,672
4.05%, 12/15/49 (a)	150,000	175,929
3.05%, 10/01/51 (a)	200,000	199,500
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	205,162
2.40%, 08/15/24 (a)	100,000	103,042
3.75%, 03/15/28 (a)	300,000	333,552
2.80%, 08/15/29 (a)	200,000	209,630
2.55%, 06/15/30 (a)	200,000	204,120
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	207,318
2.15%, 08/15/30 (a)	250,000	244,245
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	531,716
6.13%, 12/15/33	50,000	69,072
Rio Tinto Finance (USA) Ltd.
2.75%, 11/02/51 (a)	200,000	199,200
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	326,797
5.20%, 11/02/40	350,000	466,669
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	513,136
4.13%, 08/21/42 (a)	100,000	120,033
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	272,648
4.25%, 01/15/48 (a)	250,000	288,110
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	261,313
3.45%, 08/01/25 (a)	100,000	106,475
3.45%, 06/01/27 (a)	650,000	704,632
2.95%, 08/15/29 (a)	300,000	316,332
2.30%, 05/15/30 (a)	200,000	200,660
4.55%, 08/01/45 (a)	150,000	185,376
4.50%, 06/01/47 (a)	500,000	625,590
3.80%, 08/15/49 (a)	200,000	226,922
3.30%, 05/15/50 (a)	150,000	158,558
Southern Copper Corp.
3.88%, 04/23/25	300,000	321,609
7.50%, 07/27/35	450,000	645,979
6.75%, 04/16/40	400,000	562,308
5.25%, 11/08/42	300,000	379,869
5.88%, 04/23/45	345,000	473,864
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	300,000	307,845
5.00%, 12/15/26 (a)	150,000	154,226
1.65%, 10/15/27 (a)	100,000	98,097
3.45%, 04/15/30 (a)	250,000	267,320
3.25%, 01/15/31 (a)	200,000	211,200
3.25%, 10/15/50 (a)	250,000	252,885
Suzano Austria GmbH
6.00%, 01/15/29 (a)	750,000	869,752
5.00%, 01/15/30 (a)	500,000	550,255
3.75%, 01/15/31 (a)	250,000	254,923
3.13%, 01/15/32 (a)	350,000	339,412
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	269,178
6.13%, 10/01/35	300,000	389,796
6.00%, 08/15/40 (a)	200,000	255,318
6.25%, 07/15/41 (a)	250,000	333,762
5.40%, 02/01/43 (a)	100,000	122,679
The Dow Chemical Co.
3.63%, 05/15/26 (a)	150,000	161,693
Vale Overseas Ltd.
6.25%, 08/10/26	550,000	638,951
3.75%, 07/08/30 (a)	550,000	570,817
8.25%, 01/17/34	250,000	352,755
6.88%, 11/21/36	598,000	796,363
6.88%, 11/10/39	475,000	639,435
Vale S.A.
5.63%, 09/11/42	200,000	239,630
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	268,583
3.38%, 06/15/30 (a)	250,000	265,760
2.88%, 08/15/41 (a)	150,000	145,211
5.00%, 08/15/46 (a)	200,000	253,754
4.38%, 11/15/47 (a)	180,000	212,440
3.13%, 08/15/51 (a)	200,000	193,584
3.38%, 08/15/61 (a)	150,000	144,470
WestRock MWV LLC
8.20%, 01/15/30	215,000	297,222
Weyerhaeuser Co.
8.50%, 01/15/25	200,000	241,274
6.95%, 10/01/27	200,000	253,298
4.00%, 11/15/29 (a)	175,000	195,377
7.38%, 03/15/32	450,000	633,235
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	260,805
3.75%, 03/15/25 (a)	200,000	213,474
4.65%, 03/15/26 (a)	350,000	390,789
3.90%, 06/01/28 (a)	250,000	274,170
4.90%, 03/15/29 (a)	300,000	349,359

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 06/01/32 (a)	250,000	284,727
3.00%, 06/15/33 (a)	250,000	258,225
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(b)	150,000	145,019
		62,752,656
Capital Goods 1.4%
3M Co.
1.75%, 02/14/23 (a)	200,000	202,120
2.25%, 03/15/23 (a)	500,000	508,545
3.25%, 02/14/24 (a)	250,000	261,662
2.00%, 02/14/25 (a)	450,000	461,119
2.65%, 04/15/25 (a)	450,000	469,975
3.00%, 08/07/25	100,000	106,004
2.25%, 09/19/26 (a)	100,000	103,591
2.88%, 10/15/27 (a)	400,000	426,916
3.38%, 03/01/29 (a)	150,000	163,782
2.38%, 08/26/29 (a)	350,000	359,376
3.05%, 04/15/30 (a)	200,000	214,794
3.13%, 09/19/46 (a)	200,000	211,464
3.63%, 10/15/47 (a)	200,000	229,460
4.00%, 09/14/48 (a)	550,000	666,259
3.25%, 08/26/49 (a)	300,000	328,302
3.70%, 04/15/50 (a)(e)	250,000	296,575
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	223,806
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	275,000	268,579
Allegion PLC
3.50%, 10/01/29 (a)	110,000	117,148
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	364,143
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	85,353
4.50%, 05/15/28 (a)	300,000	341,169
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	253,213
2.69%, 05/25/31 (a)	250,000	253,328
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	204,018
4.35%, 06/01/29 (a)	350,000	398,034
2.80%, 02/15/30 (a)	300,000	310,500
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	233,612
2.65%, 04/30/30 (a)	200,000	202,766
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	148,674
1.57%, 01/15/26 (a)	600,000	587,622
1.65%, 01/15/27 (a)	100,000	97,703
BOC Aviation Ltd.
3.00%, 05/23/22	200,000	200,978
Boeing Co.
1.17%, 02/04/23 (a)	300,000	300,057
2.80%, 03/01/23 (a)	150,000	152,865
4.51%, 05/01/23 (a)	950,000	991,325
1.88%, 06/15/23 (a)	100,000	100,825
1.95%, 02/01/24	350,000	354,749
1.43%, 02/04/24 (a)	1,000,000	999,380
2.80%, 03/01/24 (a)	250,000	257,185
2.85%, 10/30/24 (a)	100,000	103,434
4.88%, 05/01/25 (a)	1,150,000	1,259,664
2.60%, 10/30/25 (a)	100,000	102,644
2.75%, 02/01/26 (a)	600,000	618,372
2.20%, 02/04/26 (a)	1,850,000	1,850,092
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/01/26 (a)	200,000	208,582
2.25%, 06/15/26 (a)	50,000	50,335
2.70%, 02/01/27 (a)	300,000	306,042
2.80%, 03/01/27 (a)	200,000	204,088
5.04%, 05/01/27 (a)	700,000	790,944
3.45%, 11/01/28 (a)	250,000	262,680
3.20%, 03/01/29 (a)	450,000	465,471
2.95%, 02/01/30 (a)	200,000	202,720
5.15%, 05/01/30 (a)	1,500,000	1,751,970
3.63%, 02/01/31 (a)	500,000	534,070
6.13%, 02/15/33	200,000	254,190
3.60%, 05/01/34 (a)	350,000	366,334
3.25%, 02/01/35 (a)	250,000	252,305
6.63%, 02/15/38	150,000	201,810
3.55%, 03/01/38 (a)	150,000	152,334
3.50%, 03/01/39 (a)	150,000	151,314
6.88%, 03/15/39	200,000	279,074
5.88%, 02/15/40	150,000	193,062
5.71%, 05/01/40 (a)	1,100,000	1,414,039
3.65%, 03/01/47 (a)	150,000	149,901
3.63%, 03/01/48 (a)	100,000	99,521
3.85%, 11/01/48 (a)	150,000	154,937
3.90%, 05/01/49 (a)	300,000	314,913
3.75%, 02/01/50 (a)	425,000	441,881
5.81%, 05/01/50 (a)	1,900,000	2,574,956
3.83%, 03/01/59 (a)	150,000	150,714
3.95%, 08/01/59 (a)	340,000	354,426
5.93%, 05/01/60 (a)	1,150,000	1,596,763
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	99,258
3.50%, 12/01/24 (a)	400,000	422,000
2.75%, 03/01/30 (a)	250,000	255,593
Carrier Global Corp.
2.24%, 02/15/25 (a)	650,000	666,250
2.49%, 02/15/27 (a)	400,000	411,164
2.72%, 02/15/30 (a)	700,000	715,792
2.70%, 02/15/31 (a)(b)	250,000	254,518
3.38%, 04/05/40 (a)	500,000	522,545
3.58%, 04/05/50 (a)(b)	550,000	585,519
Caterpillar Financial Services Corp.
3.45%, 05/15/23	65,000	67,386
0.65%, 07/07/23	500,000	499,955
0.45%, 09/14/23	400,000	398,024
3.75%, 11/24/23	200,000	211,082
3.65%, 12/07/23	100,000	105,346
2.85%, 05/17/24	150,000	156,594
3.30%, 06/09/24	250,000	263,352
0.60%, 09/13/24	200,000	197,692
2.15%, 11/08/24	450,000	463,545
3.25%, 12/01/24	100,000	106,192
1.45%, 05/15/25	300,000	301,386
0.80%, 11/13/25	500,000	490,720
0.90%, 03/02/26	300,000	293,886
1.10%, 09/14/27	450,000	437,458
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,050,000	1,104,537
2.60%, 04/09/30 (a)	250,000	261,152
6.05%, 08/15/36	475,000	677,882
5.20%, 05/27/41	275,000	377,935
3.80%, 08/15/42	250,000	292,912
4.30%, 05/15/44 (a)	175,000	221,690
3.25%, 09/19/49 (a)	400,000	441,176
3.25%, 04/09/50 (a)	500,000	554,095
4.75%, 05/15/64 (a)	200,000	288,640

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	101,328
4.20%, 01/15/24	340,000	359,591
1.88%, 01/15/26 (a)	200,000	200,880
CNH Industrial NV
4.50%, 08/15/23	350,000	368,102
3.85%, 11/15/27 (a)	150,000	163,923
Crane Co.
4.20%, 03/15/48 (a)	150,000	167,024
Deere & Co.
2.75%, 04/15/25 (a)	500,000	522,795
5.38%, 10/16/29	250,000	310,405
3.10%, 04/15/30 (a)	350,000	377,762
7.13%, 03/03/31	150,000	209,921
3.90%, 06/09/42 (a)	250,000	297,882
2.88%, 09/07/49 (a)	200,000	207,882
3.75%, 04/15/50 (a)	300,000	360,987
Dover Corp.
2.95%, 11/04/29 (a)	150,000	158,462
5.38%, 10/15/35	100,000	126,413
5.38%, 03/01/41 (a)	200,000	259,234
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	247,098
Eaton Corp.
4.00%, 11/02/32	200,000	230,470
4.15%, 11/02/42	350,000	413,101
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	194,722
1.80%, 10/15/27 (a)	350,000	351,421
1.95%, 10/15/30 (a)	200,000	197,578
2.20%, 12/21/31 (a)	250,000	249,148
5.25%, 11/15/39	140,000	187,247
2.75%, 10/15/50 (a)	300,000	290,682
2.80%, 12/21/51 (a)	250,000	245,363
Flowserve Corp.
3.50%, 10/01/30 (a)	350,000	362,771
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	424,516
4.30%, 06/15/46 (a)	250,000	298,552
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	209,536
4.00%, 06/15/25 (a)	250,000	268,350
3.25%, 09/15/29 (a)	200,000	211,710
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	295,940
GE Capital International Funding Co.
3.37%, 11/15/25 (e)	400,000	425,480
4.42%, 11/15/35	2,675,000	3,210,722
General Dynamics Corp.
3.38%, 05/15/23 (a)	250,000	258,753
1.88%, 08/15/23 (a)	200,000	203,272
2.38%, 11/15/24 (a)	100,000	103,499
3.25%, 04/01/25 (a)	250,000	264,922
3.50%, 05/15/25 (a)	250,000	267,660
2.13%, 08/15/26 (a)	350,000	360,419
3.50%, 04/01/27 (a)	250,000	272,447
2.63%, 11/15/27 (a)	150,000	157,127
3.75%, 05/15/28 (a)	400,000	443,220
3.63%, 04/01/30 (a)	500,000	556,935
2.25%, 06/01/31 (a)	200,000	203,298
4.25%, 04/01/40 (a)	300,000	367,572
3.60%, 11/15/42 (a)	150,000	170,993
4.25%, 04/01/50 (a)	325,000	417,462
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Electric Co.
6.75%, 03/15/32	908,000	1,238,839
5.88%, 01/14/38	100,000	136,106
6.88%, 01/10/39	100,000	149,113
4.35%, 05/01/50 (a)	250,000	314,020
Honeywell International, Inc.
3.35%, 12/01/23	100,000	104,839
2.30%, 08/15/24 (a)	250,000	258,143
1.35%, 06/01/25 (a)	400,000	401,780
2.50%, 11/01/26 (a)	550,000	576,180
1.10%, 03/01/27 (a)	250,000	243,990
2.70%, 08/15/29 (a)	250,000	262,322
1.95%, 06/01/30 (a)	500,000	498,160
1.75%, 09/01/31 (a)	500,000	487,405
5.70%, 03/15/37	200,000	276,712
5.38%, 03/01/41	200,000	277,630
3.81%, 11/21/47 (a)	200,000	239,640
2.80%, 06/01/50 (a)(e)	250,000	260,955
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	52,973
3.15%, 08/15/27 (a)	100,000	105,894
3.50%, 02/15/28 (a)	250,000	269,450
2.30%, 03/15/31 (a)	150,000	150,453
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(b)	250,000	247,993
3.48%, 12/01/27 (a)	190,000	201,698
4.20%, 05/01/30 (a)	250,000	278,895
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	364,969
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	277,736
2.65%, 11/15/26 (a)	450,000	473,476
4.88%, 09/15/41 (a)	150,000	198,524
3.90%, 09/01/42 (a)	350,000	410,154
John Deere Capital Corp.
2.70%, 01/06/23	300,000	306,177
0.25%, 01/17/23	200,000	199,560
2.80%, 01/27/23	200,000	204,508
2.80%, 03/06/23	200,000	205,112
3.45%, 06/07/23	150,000	155,673
0.70%, 07/05/23	50,000	49,994
0.40%, 10/10/23	150,000	149,208
3.45%, 01/10/24	200,000	210,070
2.60%, 03/07/24	500,000	517,590
2.65%, 06/24/24	475,000	493,325
2.05%, 01/09/25	250,000	257,415
3.40%, 09/11/25	200,000	214,544
0.70%, 01/15/26	200,000	194,662
2.65%, 06/10/26	400,000	419,416
2.25%, 09/14/26	400,000	414,488
1.75%, 03/09/27	150,000	151,227
2.80%, 09/08/27	350,000	372,960
3.05%, 01/06/28	50,000	53,654
3.45%, 03/07/29	200,000	220,514
2.80%, 07/18/29	500,000	527,670
2.45%, 01/09/30	450,000	464,337
2.00%, 06/17/31	200,000	199,794
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	263,260
3.90%, 02/14/26 (a)	183,000	198,237
1.75%, 09/15/30 (a)	150,000	144,093
6.00%, 01/15/36	382,000	526,152
4.63%, 07/02/44 (a)	200,000	244,522
5.13%, 09/14/45 (a)	124,000	163,009
4.50%, 02/15/47 (a)	50,000	61,044

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kennametal, Inc.
4.63%, 06/15/28 (a)	300,000	337,242
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	300,000	311,778
3.95%, 05/28/24 (a)	100,000	105,639
3.83%, 04/27/25 (a)	200,000	213,634
3.85%, 12/15/26 (a)	200,000	217,682
4.40%, 06/15/28 (a)	645,000	725,719
2.90%, 12/15/29 (a)	150,000	155,136
1.80%, 01/15/31 (a)	300,000	286,395
4.85%, 04/27/35 (a)	100,000	121,982
6.15%, 12/15/40	150,000	214,731
5.05%, 04/27/45 (a)	100,000	131,774
Lafarge S.A.
7.13%, 07/15/36	100,000	146,092
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	213,566
4.40%, 03/15/29 (a)	326,000	365,074
3.50%, 11/15/51 (a)	150,000	151,176
Legrand France S.A.
8.50%, 02/15/25	250,000	302,097
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	98,933
1.70%, 08/01/27 (a)	300,000	295,494
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	200,000	204,528
2.90%, 03/01/25 (a)	50,000	52,414
3.55%, 01/15/26 (a)	450,000	487,944
1.85%, 06/15/30 (a)	300,000	295,317
3.60%, 03/01/35 (a)	100,000	111,909
6.15%, 09/01/36	300,000	422,943
5.72%, 06/01/40	315,000	442,515
4.07%, 12/15/42	500,000	593,260
3.80%, 03/01/45 (a)	300,000	344,262
4.70%, 05/15/46 (a)	350,000	455,252
2.80%, 06/15/50 (a)	250,000	250,495
4.09%, 09/15/52 (a)	675,000	836,635
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	250,000	249,230
4.25%, 07/02/24 (a)	200,000	213,460
3.45%, 06/01/27 (a)	25,000	26,776
2.50%, 03/15/30 (a)	300,000	302,181
2.40%, 07/15/31 (a)	500,000	497,590
4.25%, 12/15/47 (a)	300,000	352,599
Masco Corp.
2.00%, 10/01/30 (a)	350,000	335,776
4.50%, 05/15/47 (a)	350,000	423,150
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	205,078
3.63%, 05/15/30 (a)	200,000	215,274
Northrop Grumman Corp.
3.25%, 08/01/23	250,000	259,115
2.93%, 01/15/25 (a)	550,000	574,244
3.20%, 02/01/27 (a)	500,000	531,610
3.25%, 01/15/28 (a)	450,000	481,698
4.40%, 05/01/30 (a)	300,000	347,019
5.15%, 05/01/40 (a)	100,000	129,589
5.05%, 11/15/40	150,000	194,618
4.75%, 06/01/43	400,000	506,376
3.85%, 04/15/45 (a)	200,000	227,320
4.03%, 10/15/47 (a)	700,000	828,065
5.25%, 05/01/50 (a)	350,000	492,436
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	305,794
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oshkosh Corp.
3.10%, 03/01/30 (a)	250,000	259,698
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	509,735
2.29%, 04/05/27 (a)	200,000	204,166
2.57%, 02/15/30 (a)	500,000	507,795
3.36%, 02/15/50 (a)	450,000	477,099
Owens Corning
3.40%, 08/15/26 (a)	150,000	158,933
3.95%, 08/15/29 (a)	200,000	219,086
3.88%, 06/01/30 (a)	100,000	109,326
7.00%, 12/01/36	145,000	206,234
4.30%, 07/15/47 (a)	200,000	230,144
4.40%, 01/30/48 (a)	200,000	234,800
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	258,485
3.25%, 03/01/27 (a)	100,000	107,150
3.25%, 06/14/29 (a)	370,000	392,167
4.20%, 11/21/34 (a)	250,000	286,325
6.25%, 05/15/38	150,000	209,613
4.45%, 11/21/44 (a)	250,000	302,067
4.10%, 03/01/47 (a)	150,000	175,892
4.00%, 06/14/49 (a)	400,000	468,680
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	282,867
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	355,747
3.25%, 06/15/25 (a)	200,000	212,584
3.90%, 01/15/43 (a)	250,000	289,105
4.38%, 06/15/45 (a)	139,000	172,763
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	200,000	209,202
3.20%, 03/15/24 (a)	250,000	260,375
3.95%, 08/16/25 (a)	650,000	704,866
2.65%, 11/01/26 (a)	250,000	261,785
3.50%, 03/15/27 (a)	200,000	215,848
3.13%, 05/04/27 (a)	350,000	373,019
4.13%, 11/16/28 (a)	900,000	1,008,153
7.50%, 09/15/29 (e)	250,000	340,890
2.25%, 07/01/30 (a)	450,000	449,388
1.90%, 09/01/31 (a)	350,000	337,883
5.40%, 05/01/35	250,000	325,702
6.05%, 06/01/36	300,000	415,644
6.13%, 07/15/38	200,000	282,548
4.45%, 11/16/38 (a)	300,000	361,995
5.70%, 04/15/40	200,000	278,202
4.88%, 10/15/40 (b)	150,000	189,858
4.70%, 12/15/41	200,000	247,550
4.50%, 06/01/42	1,000,000	1,237,540
4.80%, 12/15/43 (a)	140,000	177,293
4.15%, 05/15/45 (a)	250,000	292,970
3.75%, 11/01/46 (a)	350,000	391,447
4.35%, 04/15/47 (a)	350,000	426,783
4.05%, 05/04/47 (a)	450,000	525,177
4.63%, 11/16/48 (a)	350,000	449,697
3.13%, 07/01/50 (a)	300,000	307,272
2.82%, 09/01/51 (a)	350,000	338,859
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	360,304
0.88%, 11/15/25 (a)	250,000	243,028
2.90%, 07/01/26 (a)	450,000	471,280
3.38%, 11/15/27 (a)	600,000	645,798
3.95%, 05/15/28 (a)	75,000	83,188
2.30%, 03/01/30 (a)	250,000	250,733
1.45%, 02/15/31 (a)	250,000	232,898
1.75%, 02/15/32 (a)	250,000	236,198

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 03/01/40	100,000	143,095
3.05%, 03/01/50 (a)	150,000	154,232
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	109,804
1.75%, 08/15/31 (a)	200,000	195,166
4.20%, 03/01/49 (a)	250,000	314,405
2.80%, 08/15/61 (a)	150,000	147,882
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	150,000	154,073
1.00%, 09/15/25 (a)	250,000	244,495
3.85%, 12/15/25 (a)	300,000	323,418
3.80%, 12/15/26 (a)	150,000	164,643
1.40%, 09/15/27 (a)	350,000	340,035
4.20%, 09/15/28 (a)	50,000	56,218
2.95%, 09/15/29 (a)	400,000	414,780
2.00%, 06/30/30 (a)	350,000	337,592
1.75%, 02/15/31 (a)	250,000	235,250
Snap-on, Inc.
4.10%, 03/01/48 (a)	250,000	303,985
3.10%, 05/01/50 (a)	200,000	212,168
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	418,736
5.75%, 11/01/40 (a)	130,000	176,933
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	100,000	106,717
4.25%, 11/15/28 (a)	250,000	284,710
2.30%, 03/15/30 (a)	350,000	354,522
5.20%, 09/01/40	109,000	142,932
4.85%, 11/15/48 (a)	200,000	268,498
2.75%, 11/15/50 (a)	250,000	241,295
4.00%, 03/15/60 (a)(c)	250,000	257,175
Teledyne Technologies, Inc.
0.65%, 04/01/23 (e)	250,000	248,840
1.60%, 04/01/26 (a)	250,000	247,710
2.75%, 04/01/31 (a)	500,000	508,700
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	105,700
3.88%, 03/01/25 (a)	250,000	266,857
4.00%, 03/15/26 (a)	100,000	108,307
3.65%, 03/15/27 (a)	200,000	214,974
3.90%, 09/17/29 (a)	200,000	219,858
2.45%, 03/15/31 (a)	250,000	247,463
Timken Co.
3.88%, 09/01/24 (a)	150,000	159,017
4.50%, 12/15/28 (a)	150,000	167,856
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	261,847
3.75%, 08/21/28 (a)	400,000	437,120
5.75%, 06/15/43	200,000	282,810
4.30%, 02/21/48 (a)	400,000	487,548
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	400,000	437,296
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	300,000	311,421
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	160,300
5.25%, 10/01/54 (a)	150,000	192,191
Vontier Corp.
1.80%, 04/01/26 (a)(b)	200,000	196,708
2.40%, 04/01/28 (a)(b)	200,000	195,398
2.95%, 04/01/31 (a)(b)	300,000	296,454
Vulcan Materials Co.
3.90%, 04/01/27 (a)	300,000	328,656
3.50%, 06/01/30 (a)	250,000	269,667
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/15/47 (a)	250,000	307,520
4.70%, 03/01/48 (a)	125,000	157,878
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	225,112
3.50%, 05/01/29 (a)	209,000	226,512
2.60%, 02/01/30 (a)	350,000	357,133
2.20%, 01/15/32 (a)	200,000	196,466
2.95%, 01/15/52 (a)	300,000	295,407
Waste Management, Inc.
2.40%, 05/15/23 (a)	366,000	372,852
0.75%, 11/15/25 (a)	300,000	292,848
3.15%, 11/15/27 (a)	300,000	321,063
1.15%, 03/15/28 (a)	250,000	238,698
1.50%, 03/15/31 (a)	50,000	47,152
4.10%, 03/01/45 (a)	250,000	300,692
4.15%, 07/15/49 (a)	300,000	379,605
2.50%, 11/15/50 (a)	300,000	286,167
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	300,000	318,411
3.20%, 06/15/25 (a)	250,000	261,342
3.45%, 11/15/26 (a)	300,000	318,633
4.95%, 09/15/28 (a)(f)(g)	400,000	455,216
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	305,457
4.60%, 06/15/45 (a)	150,000	192,599
4.20%, 05/15/47 (a)	350,000	431,105
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	198,596
1.95%, 01/30/28 (a)	250,000	248,570
2.25%, 01/30/31 (a)	250,000	248,143
4.38%, 11/01/46 (a)	145,000	174,447
		131,078,206
Communications 2.3%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	321,465
3.40%, 06/15/27 (a)	150,000	161,264
1.35%, 09/15/30 (a)	250,000	231,270
4.50%, 06/15/47 (a)	78,000	94,009
2.50%, 09/15/50 (a)	500,000	439,970
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	450,000	487,107
2.88%, 05/07/30 (a)	400,000	414,420
6.38%, 03/01/35	250,000	346,470
6.13%, 11/15/37	200,000	271,910
6.13%, 03/30/40	800,000	1,111,032
4.38%, 07/16/42	300,000	355,353
4.38%, 04/22/49 (a)	350,000	427,042
American Tower Corp.
3.50%, 01/31/23	600,000	616,482
3.00%, 06/15/23	200,000	205,658
5.00%, 02/15/24	350,000	376,936
3.38%, 05/15/24 (a)	250,000	261,328
2.95%, 01/15/25 (a)	280,000	291,259
2.40%, 03/15/25 (a)	350,000	359,608
4.00%, 06/01/25 (a)	100,000	107,120
4.40%, 02/15/26 (a)	100,000	109,463
1.60%, 04/15/26 (a)	350,000	347,438
3.38%, 10/15/26 (a)	250,000	265,758
2.75%, 01/15/27 (a)	65,000	67,070
3.13%, 01/15/27 (a)	350,000	366,814
3.55%, 07/15/27 (a)	450,000	481,896
3.60%, 01/15/28 (a)	300,000	322,515
1.50%, 01/31/28 (a)	250,000	239,560
3.95%, 03/15/29 (a)	350,000	382,567
3.80%, 08/15/29 (a)	650,000	708,149

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 01/15/30 (a)	150,000	153,960
1.88%, 10/15/30 (a)	250,000	236,740
2.30%, 09/15/31 (a)	200,000	194,502
3.70%, 10/15/49 (a)	300,000	322,578
3.10%, 06/15/50 (a)	550,000	536,508
2.95%, 01/15/51 (a)	250,000	237,308
AT&T, Inc.
4.05%, 12/15/23	150,000	158,724
3.90%, 03/11/24 (a)	250,000	263,400
0.90%, 03/25/24 (a)	350,000	348,796
4.45%, 04/01/24 (a)	350,000	373,863
3.95%, 01/15/25 (a)	350,000	374,584
3.40%, 05/15/25 (a)	750,000	793,912
3.60%, 07/15/25 (a)	250,000	266,975
3.88%, 01/15/26 (a)	250,000	269,618
4.13%, 02/17/26 (a)	400,000	436,576
1.70%, 03/25/26 (a)	900,000	897,030
2.95%, 07/15/26 (a)	250,000	261,625
3.80%, 02/15/27 (a)	350,000	380,702
4.25%, 03/01/27 (a)	500,000	555,185
2.30%, 06/01/27 (a)	800,000	815,824
1.65%, 02/01/28 (a)	550,000	538,989
4.10%, 02/15/28 (a)	650,000	722,858
4.35%, 03/01/29 (a)	1,050,000	1,182,100
4.30%, 02/15/30 (a)	1,050,000	1,184,148
2.75%, 06/01/31 (a)	1,200,000	1,225,092
2.25%, 02/01/32 (a)	950,000	920,141
2.55%, 12/01/33 (a)	1,281,000	1,255,508
6.15%, 09/15/34	200,000	261,830
4.50%, 05/15/35 (a)	1,000,000	1,156,350
5.25%, 03/01/37 (a)	800,000	990,696
4.90%, 08/15/37 (a)	304,000	366,703
4.85%, 03/01/39 (a)	540,000	646,942
6.00%, 08/15/40 (a)	300,000	407,805
5.35%, 09/01/40	500,000	634,715
6.38%, 03/01/41	350,000	491,190
3.50%, 06/01/41 (a)	800,000	823,952
5.15%, 03/15/42	350,000	434,742
4.90%, 06/15/42	150,000	180,944
4.30%, 12/15/42 (a)	550,000	621,775
3.10%, 02/01/43 (a)	650,000	631,078
4.65%, 06/01/44 (a)	250,000	294,188
4.80%, 06/15/44 (a)	250,000	298,900
4.35%, 06/15/45 (a)	500,000	568,420
4.85%, 07/15/45 (a)	100,000	120,109
4.75%, 05/15/46 (a)	600,000	726,294
5.15%, 11/15/46 (a)	300,000	383,082
5.65%, 02/15/47 (a)	200,000	269,244
5.45%, 03/01/47 (a)	328,000	431,130
4.50%, 03/09/48 (a)	600,000	702,168
4.55%, 03/09/49 (a)	309,000	365,383
5.15%, 02/15/50 (a)	350,000	450,201
3.65%, 06/01/51 (a)	900,000	936,252
3.30%, 02/01/52 (a)	900,000	883,044
3.50%, 09/15/53 (a)	2,315,000	2,345,164
3.55%, 09/15/55 (a)	2,375,000	2,385,877
5.70%, 03/01/57 (a)	100,000	137,811
3.80%, 12/01/57 (a)	1,975,000	2,061,979
3.65%, 09/15/59 (a)	2,244,000	2,272,611
3.85%, 06/01/60 (a)	400,000	419,136
3.50%, 02/01/61 (a)	500,000	493,955
Bell Canada
0.75%, 03/17/24	250,000	247,648
4.46%, 04/01/48 (a)	550,000	683,628
4.30%, 07/29/49 (a)	50,000	60,889
3.20%, 02/15/52 (a)	300,000	306,744
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	264,683
5.13%, 12/04/28 (a)	1,250,000	1,414,862
9.63%, 12/15/30 (f)(g)	150,000	221,009
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	517,570
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	400,000	425,528
4.91%, 07/23/25 (a)	1,600,000	1,763,168
3.75%, 02/15/28 (a)	375,000	402,589
4.20%, 03/15/28 (a)	250,000	273,723
2.25%, 01/15/29 (a)	200,000	195,948
5.05%, 03/30/29 (a)	500,000	575,085
2.80%, 04/01/31 (a)	500,000	496,565
2.30%, 02/01/32 (a)	300,000	285,246
6.38%, 10/23/35 (a)	800,000	1,037,616
5.38%, 04/01/38 (a)	450,000	537,858
3.50%, 06/01/41 (a)	300,000	293,217
3.50%, 03/01/42 (a)	450,000	437,535
6.48%, 10/23/45 (a)	1,200,000	1,646,448
5.38%, 05/01/47 (a)	850,000	1,018,844
5.75%, 04/01/48 (a)	850,000	1,066,367
5.13%, 07/01/49 (a)	600,000	697,542
4.80%, 03/01/50 (a)	1,050,000	1,181,701
3.70%, 04/01/51 (a)	550,000	533,929
3.90%, 06/01/52 (a)	600,000	602,514
6.83%, 10/23/55 (a)	300,000	430,854
3.85%, 04/01/61 (a)	800,000	757,912
4.40%, 12/01/61 (a)	200,000	207,180
3.95%, 06/30/62 (a)	450,000	435,546
Comcast Corp.
3.70%, 04/15/24 (a)	950,000	1,010,078
3.38%, 02/15/25 (a)	200,000	212,422
3.38%, 08/15/25 (a)	550,000	587,301
3.95%, 10/15/25 (a)	1,150,000	1,257,812
3.15%, 03/01/26 (a)	750,000	800,497
2.35%, 01/15/27 (a)	550,000	569,178
3.30%, 02/01/27 (a)	530,000	570,041
3.15%, 02/15/28 (a)	550,000	590,782
3.55%, 05/01/28 (a)	292,000	319,944
4.15%, 10/15/28 (a)	1,550,000	1,760,598
2.65%, 02/01/30 (a)	550,000	569,849
3.40%, 04/01/30 (a)	500,000	545,765
4.25%, 10/15/30 (a)	500,000	577,315
1.95%, 01/15/31 (a)	700,000	685,300
1.50%, 02/15/31 (a)	350,000	329,959
4.25%, 01/15/33	700,000	821,177
7.05%, 03/15/33	250,000	359,325
4.20%, 08/15/34 (a)	350,000	412,457
5.65%, 06/15/35	150,000	199,115
4.40%, 08/15/35 (a)	230,000	273,921
6.50%, 11/15/35	300,000	430,956
3.20%, 07/15/36 (a)	350,000	373,303
3.90%, 03/01/38 (a)	500,000	565,180
4.60%, 10/15/38 (a)	600,000	730,320
3.25%, 11/01/39 (a)	100,000	105,536
3.75%, 04/01/40 (a)	450,000	504,094
4.65%, 07/15/42	150,000	185,286
4.75%, 03/01/44	200,000	249,736
4.60%, 08/15/45 (a)	200,000	248,728
3.40%, 07/15/46 (a)	550,000	580,855
4.00%, 08/15/47 (a)	416,000	477,984
3.97%, 11/01/47 (a)	698,000	802,267
4.00%, 03/01/48 (a)	400,000	461,144
4.70%, 10/15/48 (a)	600,000	770,316
4.00%, 11/01/49 (a)	750,000	870,427

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 02/01/50 (a)	600,000	642,108
2.80%, 01/15/51 (a)	500,000	478,340
2.89%, 11/01/51 (a)(b)	1,708,000	1,654,300
2.45%, 08/15/52 (a)	650,000	583,245
4.05%, 11/01/52 (a)	428,000	505,267
2.94%, 11/01/56 (a)(b)	1,863,000	1,779,072
4.95%, 10/15/58 (a)	400,000	553,556
2.65%, 08/15/62 (a)	550,000	490,891
2.99%, 11/01/63 (a)(b)	1,290,000	1,228,493
Crown Castle International Corp.
3.15%, 07/15/23 (a)	50,000	51,531
3.20%, 09/01/24 (a)	450,000	470,529
1.35%, 07/15/25 (a)	200,000	197,886
4.45%, 02/15/26 (a)	500,000	548,050
3.70%, 06/15/26 (a)	250,000	268,490
1.05%, 07/15/26 (a)	100,000	96,767
4.00%, 03/01/27 (a)	200,000	218,102
3.65%, 09/01/27 (a)	300,000	323,280
3.80%, 02/15/28 (a)	350,000	380,629
3.10%, 11/15/29 (a)	200,000	208,904
3.30%, 07/01/30 (a)	350,000	370,272
2.25%, 01/15/31 (a)	400,000	389,712
2.10%, 04/01/31 (a)	425,000	408,038
2.50%, 07/15/31 (a)	250,000	248,598
2.90%, 04/01/41 (a)	300,000	291,972
4.75%, 05/15/47 (a)	150,000	184,103
5.20%, 02/15/49 (a)	100,000	129,022
4.00%, 11/15/49 (a)	300,000	330,411
4.15%, 07/01/50 (a)	100,000	113,546
3.25%, 01/15/51 (a)	300,000	297,489
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	1,300,000	1,892,878
9.25%, 06/01/32	150,000	239,297
Discovery Communications LLC
2.95%, 03/20/23 (a)	313,000	320,186
3.90%, 11/15/24 (a)	200,000	212,744
3.45%, 03/15/25 (a)	250,000	262,503
4.90%, 03/11/26 (a)	100,000	111,608
3.95%, 03/20/28 (a)	750,000	815,257
4.13%, 05/15/29 (a)	250,000	275,970
3.63%, 05/15/30 (a)	450,000	481,693
5.00%, 09/20/37 (a)	50,000	59,774
6.35%, 06/01/40	100,000	138,201
4.88%, 04/01/43	250,000	296,275
5.20%, 09/20/47 (a)	550,000	681,180
5.30%, 05/15/49 (a)	100,000	126,685
4.65%, 05/15/50 (a)	350,000	412,202
4.00%, 09/15/55 (a)	664,000	702,612
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	83,765
1.85%, 02/15/31 (a)	250,000	239,565
2.95%, 02/15/51 (a)	250,000	237,765
Fox Corp.
4.03%, 01/25/24 (a)	250,000	264,153
3.05%, 04/07/25 (a)	250,000	262,310
4.71%, 01/25/29 (a)	650,000	743,483
3.50%, 04/08/30 (a)	300,000	323,952
5.48%, 01/25/39 (a)	450,000	580,329
5.58%, 01/25/49 (a)	550,000	751,531
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	342,894
8.50%, 03/11/32	50,000	71,975
6.63%, 01/15/40	350,000	476,549
5.00%, 05/13/45 (a)	400,000	472,452
6.13%, 01/31/46 (a)	250,000	339,398
5.25%, 05/24/49 (a)	200,000	252,736
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	349,257
2.40%, 03/01/31 (a)	200,000	200,088
5.40%, 10/01/48 (a)	150,000	204,393
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	271,328
NBCUniversal Media LLC
5.95%, 04/01/41	200,000	286,824
4.45%, 01/15/43	200,000	241,578
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	400,000	400,644
4.20%, 06/01/30 (a)	200,000	225,346
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	265,138
3.60%, 04/15/26 (a)	500,000	537,385
Orange S.A.
9.00%, 03/01/31	800,000	1,227,168
5.38%, 01/13/42	400,000	528,700
5.50%, 02/06/44 (a)	300,000	411,705
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	254,778
4.10%, 10/01/23 (a)	250,000	261,073
3.63%, 12/15/25 (a)	270,000	287,537
2.90%, 11/15/26 (a)	100,000	104,608
4.50%, 03/15/43 (a)	200,000	230,500
5.45%, 10/01/43 (a)	250,000	328,188
5.00%, 03/15/44 (a)	350,000	432,355
4.30%, 02/15/48 (a)	300,000	344,289
4.35%, 05/01/49 (a)	450,000	524,002
3.70%, 11/15/49 (a)	350,000	369,789
TCI Communications, Inc.
7.88%, 02/15/26	200,000	249,414
7.13%, 02/15/28	200,000	258,284
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	385,637
7.05%, 06/20/36	650,000	932,906
4.67%, 03/06/38	250,000	288,823
5.21%, 03/08/47	800,000	994,288
4.90%, 03/06/48	500,000	602,195
5.52%, 03/01/49 (a)	450,000	588,883
Telefonica Europe BV
8.25%, 09/15/30	450,000	640,264
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	208,196
3.70%, 09/15/27 (a)	250,000	271,708
4.60%, 11/16/48 (a)	200,000	256,192
4.30%, 06/15/49 (a)	200,000	248,144
Time Warner Cable LLC
6.55%, 05/01/37	600,000	788,640
7.30%, 07/01/38	550,000	781,357
6.75%, 06/15/39	600,000	820,110
5.88%, 11/15/40 (a)	250,000	311,468
5.50%, 09/01/41 (a)	500,000	607,810
4.50%, 09/15/42 (a)	350,000	381,643
Time Warner Entertainment Co. LP
8.38%, 03/15/23	377,000	409,799
8.38%, 07/15/33	300,000	437,394
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,100,000	1,166,418
1.50%, 02/15/26 (a)	350,000	346,441
3.75%, 04/15/27 (a)	1,400,000	1,516,872
2.05%, 02/15/28 (a)	700,000	696,381
3.88%, 04/15/30 (a)	2,300,000	2,518,615
2.55%, 02/15/31 (a)	750,000	746,977
2.25%, 11/15/31 (a)	250,000	242,815

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 04/15/40 (a)	700,000	799,736
3.00%, 02/15/41 (a)	600,000	585,108
4.50%, 04/15/50 (a)	1,100,000	1,292,863
3.30%, 02/15/51 (a)	1,000,000	979,850
3.40%, 10/15/52 (a)(b)	900,000	898,407
3.60%, 11/15/60 (a)	450,000	449,172
3.60%, 11/15/60 (a)(b)	250,000	248,633
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	212,256
3.00%, 02/13/26	600,000	635,268
1.85%, 07/30/26	400,000	405,832
7.00%, 03/01/32	250,000	353,628
4.38%, 08/16/41	350,000	426,317
4.13%, 12/01/41	400,000	473,876
4.13%, 06/01/44	200,000	238,080
3.00%, 07/30/46	150,000	153,722
Verizon Communications, Inc.
0.75%, 03/22/24	400,000	399,012
3.50%, 11/01/24 (a)	408,000	434,463
3.38%, 02/15/25	450,000	478,597
0.85%, 11/20/25 (a)	500,000	488,105
1.45%, 03/20/26 (a)	800,000	796,592
2.63%, 08/15/26	650,000	677,540
4.13%, 03/16/27	1,150,000	1,279,306
3.00%, 03/22/27 (a)	250,000	263,895
2.10%, 03/22/28 (a)	1,000,000	1,003,820
4.33%, 09/21/28	1,450,000	1,650,520
3.88%, 02/08/29 (a)	350,000	388,563
4.02%, 12/03/29 (a)	1,357,000	1,521,428
3.15%, 03/22/30 (a)	500,000	528,835
1.50%, 09/18/30 (a)	500,000	469,320
1.68%, 10/30/30 (a)	518,000	492,836
7.75%, 12/01/30	250,000	359,388
1.75%, 01/20/31 (a)	700,000	662,858
2.55%, 03/21/31 (a)	1,500,000	1,516,650
2.36%, 03/15/32 (a)	1,290,000	1,273,294
4.50%, 08/10/33	950,000	1,119,822
4.40%, 11/01/34 (a)	850,000	991,202
5.85%, 09/15/35	250,000	335,323
4.27%, 01/15/36	950,000	1,117,542
5.25%, 03/16/37	500,000	651,865
4.81%, 03/15/39	566,000	711,298
2.65%, 11/20/40 (a)	750,000	712,762
3.40%, 03/22/41 (a)	1,000,000	1,051,330
4.75%, 11/01/41	250,000	309,828
3.85%, 11/01/42 (a)	506,000	565,425
6.55%, 09/15/43	200,000	314,366
4.13%, 08/15/46	350,000	408,159
4.86%, 08/21/46	1,250,000	1,613,887
5.50%, 03/16/47	250,000	352,410
4.52%, 09/15/48	600,000	754,098
5.01%, 04/15/49	250,000	335,005
4.00%, 03/22/50 (a)	450,000	518,193
2.88%, 11/20/50 (a)	1,000,000	953,560
3.55%, 03/22/51 (a)	1,550,000	1,672,434
5.01%, 08/21/54	200,000	276,110
4.67%, 03/15/55	400,000	526,004
2.99%, 10/30/56 (a)	1,507,000	1,431,198
3.00%, 11/20/60 (a)	750,000	711,802
3.70%, 03/22/61 (a)	1,000,000	1,084,550
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	448,000	471,417
3.70%, 08/15/24 (a)	100,000	106,043
3.50%, 01/15/25 (a)	200,000	210,990
4.75%, 05/15/25 (a)	500,000	549,070
2.90%, 01/15/27 (a)	400,000	417,804
3.38%, 02/15/28 (a)	250,000	266,595
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 06/01/28 (a)	150,000	162,681
4.20%, 06/01/29 (a)	289,000	321,440
4.95%, 01/15/31 (a)	250,000	295,755
4.20%, 05/19/32 (a)	400,000	451,864
5.50%, 05/15/33	100,000	125,685
6.88%, 04/30/36	450,000	646,542
4.85%, 07/01/42 (a)	200,000	240,722
4.38%, 03/15/43	600,000	684,072
5.85%, 09/01/43 (a)	550,000	745,976
5.25%, 04/01/44 (a)	150,000	188,514
4.90%, 08/15/44 (a)	200,000	243,642
4.60%, 01/15/45 (a)	100,000	120,394
4.95%, 05/19/50 (a)	275,000	351,299
Vodafone Group PLC
2.95%, 02/19/23	250,000	255,613
3.75%, 01/16/24	200,000	210,752
4.13%, 05/30/25	500,000	541,320
4.38%, 05/30/28	1,000,000	1,127,490
7.88%, 02/15/30	300,000	420,141
6.25%, 11/30/32	100,000	133,248
6.15%, 02/27/37	580,000	789,537
5.00%, 05/30/38	400,000	498,700
4.38%, 02/19/43	450,000	526,297
5.25%, 05/30/48	1,000,000	1,307,240
4.88%, 06/19/49	600,000	758,610
4.25%, 09/17/50	500,000	581,930
5.13%, 06/19/59	200,000	261,980
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	356,199
3.70%, 09/15/24 (a)	300,000	317,940
3.35%, 03/24/25	500,000	532,980
3.70%, 10/15/25 (a)	450,000	485,293
1.75%, 01/13/26	500,000	506,115
3.38%, 11/15/26 (a)	350,000	377,034
3.70%, 03/23/27	200,000	219,890
2.20%, 01/13/28	350,000	356,734
2.00%, 09/01/29 (a)	375,000	373,429
3.80%, 03/22/30	200,000	224,976
2.65%, 01/13/31	800,000	832,408
6.20%, 12/15/34	400,000	561,252
6.40%, 12/15/35	450,000	645,763
6.15%, 03/01/37	200,000	281,486
6.65%, 11/15/37	500,000	742,315
4.63%, 03/23/40 (a)	250,000	311,013
3.50%, 05/13/40 (a)	550,000	603,625
6.15%, 02/15/41	150,000	221,133
4.75%, 09/15/44 (a)	390,000	500,058
4.95%, 10/15/45 (a)	185,000	243,306
4.75%, 11/15/46 (a)	200,000	259,142
2.75%, 09/01/49 (a)	650,000	631,137
4.70%, 03/23/50 (a)	650,000	860,119
3.60%, 01/13/51 (a)	950,000	1,076,435
3.80%, 05/13/60 (a)	550,000	642,818
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	256,990
3.38%, 07/08/30 (a)	350,000	346,840
WPP Finance 2010
3.75%, 09/19/24	300,000	317,640
		208,453,013
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	146,606
3.90%, 04/15/30 (a)	200,000	218,982

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	204,482
3.60%, 11/28/24 (a)	700,000	736,974
3.40%, 12/06/27 (a)	750,000	794,610
2.13%, 02/09/31 (a)	500,000	483,455
4.50%, 11/28/34 (a)	300,000	342,891
4.00%, 12/06/37 (a)	550,000	597,338
2.70%, 02/09/41 (a)	250,000	228,668
4.20%, 12/06/47 (a)	600,000	664,344
3.15%, 02/09/51 (a)	500,000	467,045
4.40%, 12/06/57 (a)	350,000	400,001
3.25%, 02/09/61 (a)	300,000	278,889
Amazon.com, Inc.
2.40%, 02/22/23 (a)	450,000	458,541
0.25%, 05/12/23	250,000	249,005
0.40%, 06/03/23	450,000	448,695
0.45%, 05/12/24	1,000,000	990,760
2.80%, 08/22/24 (a)	700,000	733,005
3.80%, 12/05/24 (a)	450,000	482,296
0.80%, 06/03/25 (a)	250,000	247,210
5.20%, 12/03/25 (a)	400,000	455,888
1.00%, 05/12/26 (a)	1,000,000	990,220
1.20%, 06/03/27 (a)	100,000	98,682
3.15%, 08/22/27 (a)	600,000	648,954
1.65%, 05/12/28 (a)	1,000,000	999,760
1.50%, 06/03/30 (a)	800,000	777,064
2.10%, 05/12/31 (a)	400,000	404,668
4.80%, 12/05/34 (a)	550,000	703,950
3.88%, 08/22/37 (a)	1,050,000	1,234,369
2.88%, 05/12/41 (a)	800,000	827,944
4.95%, 12/05/44 (a)	600,000	820,230
4.05%, 08/22/47 (a)	1,100,000	1,341,505
2.50%, 06/03/50 (a)	900,000	859,320
3.10%, 05/12/51 (a)	1,150,000	1,229,925
4.25%, 08/22/57 (a)	900,000	1,156,635
2.70%, 06/03/60 (a)	800,000	772,448
3.25%, 05/12/61 (a)	550,000	593,642
American Honda Finance Corp.
2.05%, 01/10/23	150,000	152,165
1.95%, 05/10/23	500,000	508,130
3.45%, 07/14/23	100,000	104,049
0.65%, 09/08/23	200,000	199,542
3.55%, 01/12/24	450,000	472,711
2.90%, 02/16/24	500,000	518,810
2.40%, 06/27/24	500,000	515,690
0.55%, 07/12/24	650,000	641,387
2.15%, 09/10/24	200,000	205,046
1.20%, 07/08/25	250,000	249,433
1.00%, 09/10/25	200,000	196,974
2.30%, 09/09/26	250,000	258,428
3.50%, 02/15/28	200,000	218,936
1.80%, 01/13/31	250,000	244,593
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	170,498
4.40%, 10/01/46 (a)	150,000	176,771
5.40%, 03/15/49 (a)	150,000	199,331
3.10%, 12/01/51 (a)	350,000	334,050
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	105,143
3.80%, 11/15/27 (a)	300,000	324,084
4.75%, 06/01/30 (a)	250,000	286,097
2.40%, 08/01/31 (a)	150,000	145,245
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	52,123
3.25%, 04/15/25 (a)	500,000	525,910
3.63%, 04/15/25 (a)	100,000	106,624
3.13%, 04/21/26 (a)	50,000	52,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 06/01/27 (a)	200,000	218,966
3.75%, 04/18/29 (a)	200,000	219,072
4.00%, 04/15/30 (a)	250,000	279,392
1.65%, 01/15/31 (a)	250,000	235,635
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	227,228
1.95%, 10/01/30 (a)	200,000	192,514
Block Financial LLC
5.25%, 10/01/25 (a)	175,000	194,455
3.88%, 08/15/30 (a)	350,000	375,011
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	270,000	275,932
3.60%, 06/01/26 (a)	495,000	536,139
3.55%, 03/15/28 (a)	150,000	163,710
4.63%, 04/13/30 (a)	500,000	583,755
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	362,243
4.38%, 03/15/45 (a)	270,000	315,274
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	167,975
2.50%, 04/01/31 (a)	200,000	201,276
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	212,756
3.70%, 01/15/31 (a)	150,000	159,033
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	311,835
3.00%, 05/18/27 (a)	650,000	698,288
1.60%, 04/20/30 (a)	400,000	387,956
1.75%, 04/20/32 (a)	600,000	582,240
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	104,257
0.75%, 09/01/25 (a)	250,000	245,598
1.50%, 09/01/30 (a)	400,000	379,592
4.88%, 10/01/43 (a)	150,000	199,049
2.60%, 09/01/50 (a)	200,000	188,570
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	819,967
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	168,578
4.55%, 02/15/48 (a)	150,000	174,117
Dollar General Corp.
3.25%, 04/15/23 (a)	300,000	307,572
4.15%, 11/01/25 (a)	89,000	96,924
3.88%, 04/15/27 (a)	250,000	274,332
4.13%, 05/01/28 (a)	250,000	278,482
3.50%, 04/03/30 (a)	300,000	324,831
4.13%, 04/03/50 (a)	200,000	231,744
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	525,000	586,682
2.65%, 12/01/31 (a)	250,000	250,708
DR Horton, Inc.
4.75%, 02/15/23 (a)	90,000	92,977
5.75%, 08/15/23 (a)	100,000	106,457
2.50%, 10/15/24 (a)	200,000	206,364
2.60%, 10/15/25 (a)	210,000	217,121
1.40%, 10/15/27 (a)	400,000	387,416
eBay, Inc.
2.75%, 01/30/23 (a)	300,000	305,832
3.45%, 08/01/24 (a)	400,000	420,384
1.40%, 05/10/26 (a)	250,000	246,310
3.60%, 06/05/27 (a)	450,000	489,514
2.70%, 03/11/30 (a)	200,000	204,958
2.60%, 05/10/31 (a)	250,000	253,510
4.00%, 07/15/42 (a)	350,000	394,828
3.65%, 05/10/51 (a)	250,000	272,372

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	259,953
4.50%, 08/15/24 (a)	100,000	106,873
5.00%, 02/15/26 (a)	100,000	111,614
4.63%, 08/01/27 (a)	225,000	251,523
3.80%, 02/15/28 (a)	250,000	267,240
3.25%, 02/15/30 (a)	700,000	716,443
2.95%, 03/15/31 (a)	350,000	350,668
Ford Foundation
2.42%, 06/01/50 (a)	300,000	292,779
General Motors Co.
4.88%, 10/02/23	900,000	956,439
5.40%, 10/02/23	300,000	321,327
4.00%, 04/01/25	650,000	696,559
6.13%, 10/01/25 (a)	800,000	920,288
4.20%, 10/01/27 (a)	250,000	274,630
6.80%, 10/01/27 (a)	500,000	615,340
5.00%, 10/01/28 (a)	250,000	286,545
5.00%, 04/01/35	200,000	237,904
6.60%, 04/01/36 (a)	550,000	743,831
5.15%, 04/01/38 (a)	400,000	482,088
6.25%, 10/02/43	550,000	753,434
5.20%, 04/01/45	400,000	495,928
6.75%, 04/01/46 (a)	300,000	434,994
5.40%, 04/01/48 (a)	200,000	255,626
5.95%, 04/01/49 (a)	350,000	479,416
General Motors Financial Co., Inc.
3.25%, 01/05/23 (a)	440,000	449,680
3.70%, 05/09/23 (a)	200,000	206,054
4.25%, 05/15/23	150,000	156,212
4.15%, 06/19/23 (a)	350,000	364,217
1.70%, 08/18/23	200,000	201,926
5.10%, 01/17/24 (a)	400,000	429,120
1.05%, 03/08/24	500,000	497,455
3.95%, 04/13/24 (a)	250,000	263,375
1.20%, 10/15/24	200,000	198,588
3.50%, 11/07/24 (a)	450,000	473,031
4.00%, 01/15/25 (a)	250,000	266,572
2.90%, 02/26/25 (a)	350,000	362,561
4.35%, 04/09/25 (a)	61,000	65,735
2.75%, 06/20/25 (a)	250,000	258,313
1.25%, 01/08/26 (a)	175,000	171,178
5.25%, 03/01/26 (a)	375,000	420,982
1.50%, 06/10/26 (a)	200,000	196,970
4.00%, 10/06/26 (a)	600,000	649,392
4.35%, 01/17/27 (a)	600,000	661,344
2.70%, 08/20/27 (a)	400,000	409,216
3.85%, 01/05/28 (a)	500,000	540,110
5.65%, 01/17/29 (a)	150,000	178,160
3.60%, 06/21/30 (a)	500,000	533,490
2.70%, 06/10/31 (a)	500,000	498,525
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	117,549
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	200,000	212,460
3.35%, 09/01/24 (a)	150,000	155,682
5.25%, 06/01/25 (a)	300,000	330,435
5.38%, 04/15/26 (a)	350,000	391,639
5.75%, 06/01/28 (a)	200,000	231,402
5.30%, 01/15/29 (a)	200,000	226,756
4.00%, 01/15/30 (a)	250,000	265,300
4.00%, 01/15/31 (a)	250,000	267,547
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	105,507
4.63%, 07/28/45 (a)	200,000	213,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	215,206
Home Depot, Inc.
2.70%, 04/01/23 (a)	400,000	409,172
3.75%, 02/15/24 (a)	500,000	526,605
3.35%, 09/15/25 (a)	100,000	106,868
3.00%, 04/01/26 (a)	650,000	691,723
2.13%, 09/15/26 (a)	300,000	309,843
2.50%, 04/15/27 (a)	200,000	209,280
2.80%, 09/14/27 (a)	150,000	159,299
1.50%, 09/15/28 (a)	250,000	246,865
3.90%, 12/06/28 (a)	500,000	565,250
2.95%, 06/15/29 (a)	650,000	693,134
2.70%, 04/15/30 (a)	550,000	578,171
1.38%, 03/15/31 (a)	150,000	141,572
1.88%, 09/15/31 (a)	250,000	246,265
5.88%, 12/16/36	1,200,000	1,700,220
3.30%, 04/15/40 (a)	355,000	385,179
5.40%, 09/15/40 (a)	191,000	260,131
5.95%, 04/01/41 (a)	500,000	719,160
4.20%, 04/01/43 (a)	250,000	302,022
4.88%, 02/15/44 (a)	1,050,000	1,384,488
4.40%, 03/15/45 (a)	150,000	187,640
4.25%, 04/01/46 (a)	550,000	678,150
3.90%, 06/15/47 (a)	100,000	117,745
4.50%, 12/06/48 (a)	350,000	454,191
3.13%, 12/15/49 (a)	450,000	475,299
3.35%, 04/15/50 (a)	500,000	548,220
2.38%, 03/15/51 (a)	500,000	461,225
2.75%, 09/15/51 (a)	250,000	248,603
3.50%, 09/15/56 (a)	297,000	336,165
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	153,728
5.38%, 04/23/25 (a)	200,000	222,894
4.85%, 03/15/26 (a)	250,000	273,040
4.38%, 09/15/28 (a)	100,000	108,082
5.75%, 04/23/30 (a)	150,000	179,481
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	150,000	148,607
JD.com, Inc.
3.88%, 04/29/26	200,000	213,918
3.38%, 01/14/30 (a)	200,000	209,116
4.13%, 01/14/50 (a)	150,000	159,884
Kohl's Corp.
4.25%, 07/17/25 (a)	125,000	134,141
3.38%, 05/01/31 (a)	150,000	152,811
5.55%, 07/17/45 (a)	175,000	203,256
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	605,000	616,096
2.90%, 06/25/25 (a)	200,000	200,648
3.50%, 08/18/26 (a)	350,000	354,826
3.90%, 08/08/29 (a)	200,000	201,508
Lear Corp.
3.80%, 09/15/27 (a)	300,000	327,183
4.25%, 05/15/29 (a)	150,000	165,986
5.25%, 05/15/49 (a)(e)	250,000	316,695
Lennar Corp.
4.88%, 12/15/23 (a)	200,000	212,466
4.50%, 04/30/24 (a)	250,000	265,982
5.88%, 11/15/24 (a)	150,000	166,256
4.75%, 05/30/25 (a)	200,000	218,118
5.00%, 06/15/27 (a)	200,000	227,136
4.75%, 11/29/27 (a)	300,000	340,320

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	216,868
3.38%, 09/15/25 (a)	700,000	747,173
2.50%, 04/15/26 (a)	650,000	677,976
3.10%, 05/03/27 (a)	460,000	491,381
1.30%, 04/15/28 (a)	250,000	240,013
6.50%, 03/15/29	401,000	512,181
3.65%, 04/05/29 (a)	472,000	517,850
4.50%, 04/15/30 (a)	400,000	464,876
1.70%, 10/15/30 (a)	400,000	380,388
2.63%, 04/01/31 (a)	500,000	512,290
5.00%, 04/15/40 (a)	350,000	441,066
4.65%, 04/15/42 (a)	150,000	183,486
4.38%, 09/15/45 (a)	350,000	420,259
3.70%, 04/15/46 (a)	250,000	274,567
4.05%, 05/03/47 (a)	550,000	636,559
4.55%, 04/05/49 (a)	400,000	504,140
5.13%, 04/15/50 (a)	400,000	544,712
3.00%, 10/15/50 (a)	300,000	297,036
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	263,420
4.15%, 10/01/25 (a)	250,000	272,015
2.45%, 06/15/30 (a)	250,000	254,148
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	157,376
3.60%, 04/15/24 (a)	200,000	209,536
3.75%, 03/15/25 (a)	450,000	475,236
5.75%, 05/01/25 (a)	250,000	281,727
3.75%, 10/01/25 (a)	250,000	265,858
3.13%, 06/15/26 (a)	300,000	313,674
4.65%, 12/01/28 (a)	150,000	168,683
4.63%, 06/15/30 (a)	400,000	452,428
2.85%, 04/15/31 (a)	200,000	199,692
3.50%, 10/15/32 (a)	400,000	419,648
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	308,961
3.25%, 06/10/24	250,000	262,865
3.38%, 05/26/25 (a)	300,000	319,095
3.70%, 01/30/26 (a)	600,000	649,044
3.50%, 03/01/27 (a)	300,000	325,209
3.50%, 07/01/27 (a)	300,000	326,085
3.80%, 04/01/28 (a)	450,000	495,112
2.63%, 09/01/29 (a)	400,000	412,660
2.13%, 03/01/30 (a)	250,000	249,608
3.60%, 07/01/30 (a)	350,000	387,541
4.70%, 12/09/35 (a)	350,000	429,149
6.30%, 10/15/37	180,000	254,837
6.30%, 03/01/38	250,000	357,290
5.70%, 02/01/39	183,000	249,822
4.88%, 07/15/40	200,000	251,750
3.70%, 02/15/42	250,000	277,652
3.63%, 05/01/43	200,000	218,412
4.88%, 12/09/45 (a)	650,000	838,786
4.45%, 03/01/47 (a)	400,000	490,540
4.45%, 09/01/48 (a)	300,000	370,770
3.63%, 09/01/49 (a)	450,000	499,783
4.20%, 04/01/50 (a)	150,000	182,195
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	100,000	97,283
6.00%, 01/15/43 (a)	100,000	126,675
3.97%, 08/06/61 (a)	100,000	96,340
NIKE, Inc.
2.25%, 05/01/23 (a)	200,000	203,986
2.40%, 03/27/25 (a)	400,000	414,448
2.38%, 11/01/26 (a)	300,000	314,283
2.75%, 03/27/27 (a)	350,000	370,972
2.85%, 03/27/30 (a)	500,000	531,680
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 03/27/40 (a)	400,000	436,320
3.63%, 05/01/43 (a)	100,000	114,440
3.88%, 11/01/45 (a)	400,000	481,668
3.38%, 11/01/46 (a)	150,000	167,408
3.38%, 03/27/50 (a)	500,000	567,320
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	260,083
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	300,000	322,140
3.60%, 09/01/27 (a)	250,000	271,645
4.35%, 06/01/28 (a)	209,000	235,773
3.90%, 06/01/29 (a)	250,000	276,145
1.75%, 03/15/31 (a)	250,000	237,680
PACCAR Financial Corp.
2.65%, 04/06/23	250,000	255,960
0.35%, 02/02/24	300,000	296,148
0.50%, 08/09/24	250,000	246,023
2.15%, 08/15/24	50,000	51,295
1.80%, 02/06/25	200,000	203,200
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	170,738
5.00%, 01/15/27 (a)	200,000	228,962
7.88%, 06/15/32	25,000	35,761
6.38%, 05/15/33	300,000	391,065
6.00%, 02/15/35	175,000	225,908
PVH Corp.
4.63%, 07/10/25 (a)(b)	200,000	218,308
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	215,614
2.95%, 06/15/30 (a)	200,000	208,838
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	247,908
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	219,126
0.88%, 04/15/26 (a)	100,000	97,130
1.88%, 04/15/31 (a)	150,000	143,823
Sands China Ltd.
5.13%, 08/08/25 (a)	850,000	888,641
3.80%, 01/08/26 (a)	200,000	200,750
5.40%, 08/08/28 (a)	1,000,000	1,081,520
2.85%, 03/08/29 (a)(b)	200,000	188,410
4.38%, 06/18/30 (a)	300,000	306,690
Starbucks Corp.
3.10%, 03/01/23 (a)	350,000	359,282
3.85%, 10/01/23 (a)	350,000	365,414
2.00%, 03/12/27 (a)	200,000	202,254
3.50%, 03/01/28 (a)	550,000	596,002
4.00%, 11/15/28 (a)	250,000	280,032
3.55%, 08/15/29 (a)	650,000	711,509
2.25%, 03/12/30 (a)	200,000	200,116
2.55%, 11/15/30 (a)	275,000	280,877
3.75%, 12/01/47 (a)	250,000	275,722
4.50%, 11/15/48 (a)	450,000	557,662
4.45%, 08/15/49 (a)	350,000	432,610
3.35%, 03/12/50 (a)	200,000	209,344
3.50%, 11/15/50 (a)	300,000	324,144
Stellantis N.V.
5.25%, 04/15/23	600,000	630,576
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	265,875
4.13%, 07/15/27 (a)	250,000	270,702
Target Corp.
3.50%, 07/01/24	300,000	317,991
2.25%, 04/15/25 (a)	500,000	516,050
2.50%, 04/15/26	200,000	209,918

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/29 (a)	425,000	467,933
2.35%, 02/15/30 (a)	250,000	257,105
2.65%, 09/15/30 (a)	400,000	420,608
6.50%, 10/15/37	200,000	300,948
4.00%, 07/01/42	500,000	612,625
3.63%, 04/15/46	200,000	236,096
3.90%, 11/15/47 (a)	250,000	309,895
The California Endowment
2.50%, 04/01/51 (a)	100,000	98,863
TJX Cos., Inc.
2.50%, 05/15/23 (a)	200,000	203,834
2.25%, 09/15/26 (a)	500,000	517,420
1.15%, 05/15/28 (a)	100,000	96,417
3.88%, 04/15/30 (a)	350,000	393,358
Toyota Motor Corp.
3.42%, 07/20/23	250,000	260,135
0.68%, 03/25/24 (a)	500,000	495,800
2.36%, 07/02/24	150,000	154,769
1.34%, 03/25/26 (a)	300,000	298,437
3.67%, 07/20/28	250,000	277,312
2.76%, 07/02/29	150,000	157,425
Toyota Motor Credit Corp.
2.70%, 01/11/23	250,000	255,780
2.90%, 03/30/23	650,000	668,239
0.40%, 04/06/23	500,000	498,175
0.50%, 08/14/23	500,000	498,240
1.35%, 08/25/23	250,000	252,335
3.45%, 09/20/23	400,000	417,800
2.25%, 10/18/23	250,000	256,405
3.35%, 01/08/24	200,000	209,320
0.45%, 01/11/24	650,000	644,540
2.90%, 04/17/24	350,000	364,087
1.80%, 02/13/25	500,000	508,250
3.00%, 04/01/25	450,000	473,157
0.80%, 10/16/25	400,000	390,980
0.80%, 01/09/26	300,000	292,644
1.13%, 06/18/26	250,000	246,585
3.20%, 01/11/27	400,000	430,220
1.15%, 08/13/27	400,000	388,200
3.05%, 01/11/28	250,000	268,405
3.65%, 01/08/29	400,000	445,948
2.15%, 02/13/30	250,000	251,535
3.38%, 04/01/30	350,000	384,209
1.65%, 01/10/31	300,000	290,208
Tractor Supply Co.
1.75%, 11/01/30 (a)	225,000	211,754
VF Corp.
2.40%, 04/23/25 (a)	275,000	282,865
2.80%, 04/23/27 (a)	200,000	209,534
2.95%, 04/23/30 (a)	250,000	259,813
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	426,296
3.45%, 06/01/26 (a)	550,000	586,305
3.20%, 04/15/30 (a)	250,000	265,063
4.50%, 11/18/34 (a)	100,000	114,935
4.65%, 06/01/46 (a)	150,000	178,484
4.10%, 04/15/50 (a)	550,000	617,897
Walmart, Inc.
2.55%, 04/11/23 (a)	1,200,000	1,226,724
3.40%, 06/26/23 (a)	100,000	104,121
3.30%, 04/22/24 (a)	300,000	314,850
2.85%, 07/08/24 (a)	400,000	418,568
2.65%, 12/15/24 (a)	500,000	523,635
3.55%, 06/26/25 (a)	300,000	323,850
3.05%, 07/08/26 (a)	100,000	107,261
1.05%, 09/17/26 (a)	100,000	99,073
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 06/26/28 (a)	1,000,000	1,121,780
1.50%, 09/22/28 (a)	200,000	199,056
3.25%, 07/08/29 (a)	500,000	551,685
2.38%, 09/24/29 (a)	300,000	312,366
1.80%, 09/22/31 (a)	750,000	743,310
5.25%, 09/01/35	600,000	818,808
6.50%, 08/15/37	100,000	154,578
6.20%, 04/15/38	150,000	228,944
3.95%, 06/28/38 (a)	550,000	662,579
5.00%, 10/25/40	150,000	203,126
5.63%, 04/15/41	150,000	219,096
2.50%, 09/22/41 (a)	350,000	354,273
4.00%, 04/11/43 (a)	350,000	428,725
4.30%, 04/22/44 (a)	300,000	379,860
3.63%, 12/15/47 (a)	150,000	178,571
4.05%, 06/29/48 (a)	650,000	827,671
2.95%, 09/24/49 (a)	350,000	376,684
		152,228,608
Consumer Non-Cyclical 4.0%
Abbott Laboratories
3.40%, 11/30/23 (a)	750,000	783,870
3.88%, 09/15/25 (a)	100,000	108,626
3.75%, 11/30/26 (a)	608,000	672,223
1.15%, 01/30/28 (a)	250,000	243,290
4.75%, 11/30/36 (a)	850,000	1,087,413
6.00%, 04/01/39	160,000	232,866
5.30%, 05/27/40	300,000	413,508
4.75%, 04/15/43 (a)	250,000	325,865
4.90%, 11/30/46 (a)	1,100,000	1,513,952
AbbVie, Inc.
2.85%, 05/14/23 (a)	400,000	409,132
3.75%, 11/14/23 (a)	250,000	262,085
3.85%, 06/15/24 (a)	500,000	528,770
2.60%, 11/21/24 (a)	1,300,000	1,348,529
3.80%, 03/15/25 (a)	500,000	533,520
3.60%, 05/14/25 (a)	1,200,000	1,275,588
3.20%, 05/14/26 (a)	950,000	1,005,594
2.95%, 11/21/26 (a)	1,475,000	1,554,148
4.25%, 11/14/28 (a)	590,000	667,024
3.20%, 11/21/29 (a)	1,900,000	2,034,900
4.55%, 03/15/35 (a)	690,000	826,199
4.50%, 05/14/35 (a)	825,000	986,890
4.30%, 05/14/36 (a)	500,000	588,315
4.05%, 11/21/39 (a)	1,300,000	1,492,517
4.63%, 10/01/42 (a)	150,000	183,266
4.40%, 11/06/42	800,000	961,192
4.85%, 06/15/44 (a)	400,000	503,112
4.75%, 03/15/45 (a)	168,000	209,667
4.70%, 05/14/45 (a)	950,000	1,177,496
4.45%, 05/14/46 (a)	250,000	302,735
4.88%, 11/14/48 (a)	669,000	867,840
4.25%, 11/21/49 (a)	2,100,000	2,524,851
Adventist Health System
2.95%, 03/01/29 (a)	200,000	209,374
3.63%, 03/01/49 (a)	100,000	111,452
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	200,000	223,282
2.21%, 06/15/30 (a)	250,000	250,520
4.27%, 08/15/48 (a)	89,000	112,778
3.39%, 10/15/49 (a)	200,000	222,666
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	400,000	414,752
2.75%, 09/15/29 (a)	350,000	362,250
2.30%, 03/12/31 (a)	250,000	247,805

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	195,401
AHS Hospital Corp.
5.02%, 07/01/45	300,000	409,503
Allina Health System
3.89%, 04/15/49	150,000	176,795
Altria Group, Inc.
4.00%, 01/31/24	350,000	369,509
3.80%, 02/14/24 (a)	200,000	210,082
2.35%, 05/06/25 (a)	200,000	204,964
4.40%, 02/14/26 (a)	250,000	274,713
2.63%, 09/16/26 (a)	250,000	258,630
4.80%, 02/14/29 (a)	760,000	858,960
3.40%, 05/06/30 (a)	200,000	207,868
2.45%, 02/04/32 (a)	500,000	475,045
5.80%, 02/14/39 (a)	675,000	813,402
3.40%, 02/04/41 (a)	300,000	277,002
4.25%, 08/09/42	350,000	355,978
4.50%, 05/02/43	500,000	522,175
5.38%, 01/31/44	650,000	752,446
3.88%, 09/16/46 (a)	700,000	679,406
5.95%, 02/14/49 (a)	650,000	815,425
4.45%, 05/06/50 (a)	300,000	313,074
3.70%, 02/04/51 (a)	400,000	373,212
4.00%, 02/04/61 (a)	150,000	144,002
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	250,000	249,540
3.40%, 05/15/24 (a)	250,000	261,515
3.45%, 12/15/27 (a)	550,000	592,740
2.80%, 05/15/30 (a)	200,000	205,846
2.70%, 03/15/31 (a)	550,000	556,671
4.30%, 12/15/47 (a)	150,000	176,417
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	204,180
3.63%, 05/22/24 (a)	450,000	474,376
1.90%, 02/21/25 (a)	250,000	254,235
3.13%, 05/01/25 (a)	250,000	263,238
2.60%, 08/19/26 (a)	550,000	573,738
2.20%, 02/21/27 (a)	450,000	460,701
3.20%, 11/02/27 (a)	350,000	376,978
1.65%, 08/15/28 (a)	500,000	490,495
2.45%, 02/21/30 (a)	500,000	509,375
2.30%, 02/25/31 (a)	725,000	729,038
2.00%, 01/15/32 (a)	500,000	484,110
6.38%, 06/01/37	50,000	71,118
3.15%, 02/21/40 (a)	700,000	717,213
2.80%, 08/15/41 (a)	400,000	388,216
4.95%, 10/01/41	250,000	313,525
5.15%, 11/15/41 (a)	476,000	610,103
4.40%, 05/01/45 (a)	700,000	837,340
4.56%, 06/15/48 (a)	550,000	682,583
3.38%, 02/21/50 (a)	850,000	884,969
4.66%, 06/15/51 (a)	1,250,000	1,594,575
3.00%, 01/15/52 (a)	200,000	195,478
2.77%, 09/01/53 (a)	522,000	490,382
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,295,064
4.70%, 02/01/36 (a)	1,800,000	2,177,856
4.90%, 02/01/46 (a)	3,050,000	3,865,997
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	538,815
4.70%, 02/01/36 (a)	437,000	525,820
4.00%, 01/17/43	250,000	279,100
4.63%, 02/01/44	300,000	363,486
4.90%, 02/01/46 (a)	400,000	504,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	900,000	1,001,421
4.75%, 01/23/29 (a)	1,425,000	1,661,165
3.50%, 06/01/30 (a)	650,000	713,173
4.90%, 01/23/31 (a)	250,000	301,240
4.38%, 04/15/38 (a)	125,000	146,339
8.20%, 01/15/39	650,000	1,058,460
5.45%, 01/23/39 (a)	600,000	787,254
4.35%, 06/01/40 (a)	450,000	530,419
4.95%, 01/15/42	540,000	679,239
3.75%, 07/15/42	450,000	490,927
4.60%, 04/15/48 (a)	900,000	1,102,662
4.44%, 10/06/48 (a)	550,000	660,049
5.55%, 01/23/49 (a)	1,250,000	1,732,475
4.50%, 06/01/50 (a)	750,000	927,337
4.75%, 04/15/58 (a)	500,000	631,015
5.80%, 01/23/59 (a)	800,000	1,162,576
4.60%, 06/01/60 (a)	400,000	500,260
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	600,000	625,872
3.25%, 03/27/30 (a)	450,000	489,168
5.38%, 09/15/35	200,000	268,994
3.75%, 09/15/47 (a)	150,000	178,302
4.50%, 03/15/49 (a)	250,000	330,252
2.70%, 09/15/51 (a)	200,000	201,572
Ascension Health
2.53%, 11/15/29 (a)	120,000	125,082
3.11%, 11/15/39 (a)	200,000	213,536
3.95%, 11/15/46	400,000	494,216
4.85%, 11/15/53	250,000	357,157
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	650,000	645,216
1.20%, 05/28/26 (a)	350,000	345,863
1.75%, 05/28/28 (a)	100,000	99,475
2.25%, 05/28/31 (a)	100,000	101,196
AstraZeneca PLC
0.30%, 05/26/23	500,000	497,250
3.50%, 08/17/23 (a)	500,000	521,645
3.38%, 11/16/25	900,000	966,222
0.70%, 04/08/26 (a)	200,000	193,594
3.13%, 06/12/27 (a)	50,000	53,646
4.00%, 01/17/29 (a)	200,000	225,732
1.38%, 08/06/30 (a)	600,000	567,018
6.45%, 09/15/37	1,300,000	1,918,384
4.00%, 09/18/42	150,000	179,276
4.38%, 11/16/45	250,000	320,385
4.38%, 08/17/48 (a)	250,000	323,270
2.13%, 08/06/50 (a)	400,000	356,612
3.00%, 05/28/51 (a)	250,000	263,318
Banner Health
2.34%, 01/01/30 (a)	200,000	202,728
3.18%, 01/01/50 (a)	100,000	106,455
2.91%, 01/01/51 (a)	250,000	254,585
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	250,000	271,760
BAT Capital Corp.
3.22%, 08/15/24 (a)	850,000	884,493
2.79%, 09/06/24 (a)	300,000	309,273
3.22%, 09/06/26 (a)	450,000	468,675
4.70%, 04/02/27 (a)	350,000	385,770
3.56%, 08/15/27 (a)	1,350,000	1,418,134
3.46%, 09/06/29 (a)	300,000	311,235
4.91%, 04/02/30 (a)	400,000	450,116
2.73%, 03/25/31 (a)	250,000	242,925
4.39%, 08/15/37 (a)	350,000	369,838

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 08/15/47 (a)	750,000	785,040
4.76%, 09/06/49 (a)	400,000	428,956
5.28%, 04/02/50 (a)	250,000	284,940
3.98%, 09/25/50 (a)	300,000	290,373
BAT International Finance PLC
1.67%, 03/25/26 (a)	550,000	540,996
2.26%, 03/25/28 (a)	200,000	195,200
3.73%, 09/25/40 (a)	400,000	384,360
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	323,301
5.25%, 06/23/45 (a)	198,000	263,873
Baxter International, Inc.
0.87%, 12/01/23 (b)	250,000	249,025
1.32%, 11/29/24 (b)	450,000	449,676
2.60%, 08/15/26 (a)	200,000	207,748
1.92%, 02/01/27 (a)(b)	500,000	502,205
3.95%, 04/01/30 (a)	250,000	279,188
1.73%, 04/01/31 (a)	400,000	382,780
2.54%, 02/01/32 (a)(b)	550,000	555,940
3.50%, 08/15/46 (a)	250,000	272,373
3.13%, 12/01/51 (a)(b)	150,000	155,103
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	250,000	298,187
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	48,306
4.19%, 11/15/45 (a)	400,000	491,408
2.84%, 11/15/50 (a)	250,000	250,360
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	637,000	677,660
3.70%, 06/06/27 (a)	481,000	524,656
2.82%, 05/20/30 (a)	250,000	259,110
1.96%, 02/11/31 (a)	300,000	289,602
4.69%, 12/15/44 (a)	400,000	504,220
4.67%, 06/06/47 (a)	500,000	631,750
3.79%, 05/20/50 (a)	250,000	282,083
Biogen, Inc.
4.05%, 09/15/25 (a)	600,000	651,894
2.25%, 05/01/30 (a)	700,000	690,438
3.15%, 05/01/50 (a)	600,000	585,630
3.25%, 02/15/51 (a)	535,000	531,678
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	108,797
2.10%, 06/01/31 (a)	250,000	245,603
3.21%, 06/01/50 (a)	50,000	52,436
Boston Scientific Corp.
3.45%, 03/01/24 (a)	350,000	366,145
3.85%, 05/15/25	200,000	215,108
1.90%, 06/01/25 (a)	150,000	151,941
3.75%, 03/01/26 (a)	250,000	269,215
4.00%, 03/01/28 (a)	200,000	224,190
4.00%, 03/01/29 (a)	300,000	333,672
2.65%, 06/01/30 (a)	500,000	509,930
6.75%, 11/15/35 (f)(g)	150,000	210,129
4.55%, 03/01/39 (a)	175,000	209,606
7.38%, 01/15/40	50,000	78,267
4.70%, 03/01/49 (a)	350,000	445,434
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (a)	350,000	357,490
3.25%, 02/20/23 (a)	192,000	197,172
0.54%, 11/13/23 (a)	500,000	497,565
2.90%, 07/26/24 (a)	950,000	993,633
3.88%, 08/15/25 (a)	700,000	758,240
0.75%, 11/13/25 (a)	250,000	244,645
3.20%, 06/15/26 (a)	1,000,000	1,074,470
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/27/27	250,000	270,430
3.45%, 11/15/27 (a)	750,000	820,665
3.90%, 02/20/28 (a)	350,000	390,516
3.40%, 07/26/29 (a)	1,475,000	1,614,240
1.45%, 11/13/30 (a)	100,000	95,296
4.13%, 06/15/39 (a)	750,000	888,667
2.35%, 11/13/40 (a)	300,000	284,517
3.25%, 08/01/42	300,000	320,862
4.50%, 03/01/44 (a)	100,000	126,170
5.00%, 08/15/45 (a)	600,000	800,346
4.35%, 11/15/47 (a)	600,000	745,662
4.55%, 02/20/48 (a)	600,000	768,648
4.25%, 10/26/49 (a)	1,300,000	1,611,558
2.55%, 11/13/50 (a)	200,000	190,010
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	349,314
4.50%, 07/15/45 (a)	150,000	191,490
Brunswick Corp.
0.85%, 08/18/24 (a)	200,000	197,646
2.40%, 08/18/31 (a)	200,000	192,936
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	199,868
3.75%, 09/25/27 (a)	600,000	653,418
2.75%, 05/14/31 (a)	250,000	254,138
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	267,700
4.15%, 03/15/28 (a)	500,000	555,710
2.38%, 04/24/30 (a)	250,000	248,733
4.80%, 03/15/48 (a)	250,000	313,447
3.13%, 04/24/50 (a)	200,000	197,270
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	372,000	386,047
3.50%, 11/15/24 (a)	200,000	210,940
3.75%, 09/15/25 (a)	250,000	268,305
3.41%, 06/15/27 (a)	400,000	429,732
4.60%, 03/15/43	200,000	231,856
4.50%, 11/15/44 (a)	150,000	169,947
4.90%, 09/15/45 (a)	150,000	180,378
4.37%, 06/15/47 (a)	100,000	113,270
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	200,000	205,846
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	100,240
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	235,748
Children's Hospital
2.93%, 07/15/50 (a)	200,000	197,574
Children's Hospital Corp.
4.12%, 01/01/47 (a)	150,000	185,396
2.59%, 02/01/50 (a)	120,000	115,688
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	189,290
CHRISTUS Health
4.34%, 07/01/28 (a)	200,000	225,672
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	300,000	319,233
Cigna Corp.
3.00%, 07/15/23 (a)	485,000	499,123
3.75%, 07/15/23 (a)	443,000	461,225
0.61%, 03/15/24 (a)	75,000	74,270
3.25%, 04/15/25 (a)	300,000	316,299
4.13%, 11/15/25 (a)	750,000	821,730
4.50%, 02/25/26 (a)	485,000	537,574
3.40%, 03/01/27 (a)	635,000	683,978
3.05%, 10/15/27 (a)	291,000	309,295

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 10/15/28 (a)	1,300,000	1,479,361
2.40%, 03/15/30 (a)	500,000	503,800
2.38%, 03/15/31 (a)	500,000	502,760
4.80%, 08/15/38 (a)	750,000	923,617
3.20%, 03/15/40 (a)	250,000	258,753
6.13%, 11/15/41	195,000	280,580
4.80%, 07/15/46 (a)	530,000	670,254
3.88%, 10/15/47 (a)	339,000	377,571
4.90%, 12/15/48 (a)	850,000	1,100,444
3.40%, 03/15/50 (a)	400,000	418,124
3.40%, 03/15/51 (a)	500,000	527,055
City of Hope
5.62%, 11/15/43	195,000	276,315
Cleveland Clinic Foundation
4.86%, 01/01/14	150,000	223,653
Clorox Co.
3.10%, 10/01/27 (a)	100,000	106,454
3.90%, 05/15/28 (a)	550,000	615,961
Coca-Cola Co.
1.75%, 09/06/24	900,000	917,973
3.38%, 03/25/27	400,000	435,292
2.90%, 05/25/27	150,000	160,152
1.45%, 06/01/27	500,000	497,955
1.00%, 03/15/28	500,000	481,220
2.13%, 09/06/29	300,000	305,091
3.45%, 03/25/30	700,000	775,740
1.65%, 06/01/30	250,000	242,443
2.00%, 03/05/31	200,000	199,662
1.38%, 03/15/31	400,000	377,916
2.25%, 01/05/32	500,000	508,405
2.50%, 06/01/40	500,000	503,060
4.20%, 03/25/50	300,000	382,029
2.60%, 06/01/50	750,000	739,830
3.00%, 03/05/51	350,000	372,274
2.50%, 03/15/51	500,000	482,385
2.75%, 06/01/60	300,000	299,445
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	162,059
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	500,000	511,220
1.85%, 09/01/32 (a)	250,000	236,078
5.25%, 11/26/43	200,000	262,246
Colgate-Palmolive Co.
2.10%, 05/01/23	110,000	112,021
3.25%, 03/15/24	350,000	368,259
3.70%, 08/01/47 (a)	377,000	460,008
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	309,873
3.35%, 10/01/29 (a)	350,000	372,235
4.35%, 11/01/42	200,000	229,358
3.82%, 10/01/49 (a)	300,000	346,224
4.19%, 10/01/49 (a)	350,000	409,356
3.91%, 10/01/50 (a)	150,000	167,847
Community Health Network, Inc.
3.10%, 05/01/50 (a)	250,000	250,338
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	174,000	177,315
4.30%, 05/01/24 (a)	360,000	383,645
4.60%, 11/01/25 (a)	350,000	385,353
1.38%, 11/01/27 (a)	400,000	384,540
7.00%, 10/01/28	50,000	64,812
4.85%, 11/01/28 (a)	500,000	576,335
8.25%, 09/15/30	100,000	142,507
5.30%, 11/01/38 (a)	350,000	443,163
5.40%, 11/01/48 (a)	450,000	609,043
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	200,000	204,658
4.25%, 05/01/23	350,000	365,134
4.75%, 11/15/24	250,000	273,385
4.40%, 11/15/25 (a)	350,000	385,570
4.75%, 12/01/25	200,000	223,500
3.70%, 12/06/26 (a)	200,000	217,126
3.60%, 02/15/28 (a)	100,000	108,007
4.65%, 11/15/28 (a)	250,000	287,038
3.15%, 08/01/29 (a)	300,000	316,119
2.88%, 05/01/30 (a)	550,000	564,520
4.50%, 05/09/47 (a)	175,000	209,652
4.10%, 02/15/48 (a)	150,000	170,450
5.25%, 11/15/48 (a)	200,000	262,748
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	50,000	53,828
CVS Health Corp.
3.38%, 08/12/24 (a)	300,000	315,474
2.63%, 08/15/24 (a)	300,000	310,902
4.10%, 03/25/25 (a)	450,000	485,298
3.88%, 07/20/25 (a)	950,000	1,022,542
2.88%, 06/01/26 (a)	900,000	943,722
3.00%, 08/15/26 (a)	250,000	263,538
3.63%, 04/01/27 (a)	300,000	325,503
6.25%, 06/01/27	200,000	242,076
1.30%, 08/21/27 (a)	100,000	97,166
4.30%, 03/25/28 (a)	1,972,000	2,215,463
3.25%, 08/15/29 (a)	500,000	533,310
3.75%, 04/01/30 (a)	400,000	439,524
1.75%, 08/21/30 (a)	100,000	95,532
1.88%, 02/28/31 (a)	400,000	384,304
2.13%, 09/15/31 (a)	400,000	392,308
4.88%, 07/20/35 (a)	300,000	368,217
4.78%, 03/25/38 (a)	1,775,000	2,164,612
6.13%, 09/15/39	150,000	209,133
4.13%, 04/01/40 (a)	450,000	516,307
2.70%, 08/21/40 (a)	600,000	577,584
5.30%, 12/05/43 (a)	400,000	528,448
5.13%, 07/20/45 (a)	950,000	1,237,669
5.05%, 03/25/48 (a)	2,600,000	3,404,050
4.25%, 04/01/50 (a)	250,000	302,942
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	159,981
2.60%, 10/01/50 (a)	250,000	239,030
2.80%, 12/10/51 (a)	250,000	247,538
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	150,000	184,215
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	211,562
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	400,000	409,124
2.60%, 11/15/29 (a)	250,000	258,393
3.25%, 11/15/39 (a)	500,000	533,800
3.40%, 11/15/49 (a)	350,000	383,103
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	255,368
2.13%, 10/24/24 (a)	450,000	461,542
1.38%, 09/29/25 (a)	300,000	299,532
3.88%, 05/18/28 (a)	450,000	503,703
2.38%, 10/24/29 (a)	200,000	204,474
2.00%, 04/29/30 (a)	450,000	445,041
2.13%, 04/29/32 (a)	250,000	248,410
5.88%, 09/30/36	400,000	561,256
3.88%, 04/29/43 (a)	50,000	58,831
Diageo Investment Corp.
4.25%, 05/11/42	100,000	122,467

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dignity Health
4.50%, 11/01/42	100,000	119,120
5.27%, 11/01/64	150,000	210,863
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	239,042
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	281,415
Eli Lilly & Co.
3.10%, 05/15/27 (a)	350,000	374,244
3.38%, 03/15/29 (a)	450,000	494,266
3.70%, 03/01/45 (a)	50,000	58,039
3.95%, 05/15/47 (a)	100,000	121,764
3.95%, 03/15/49 (a)	400,000	493,380
2.25%, 05/15/50 (a)	550,000	506,984
4.15%, 03/15/59 (a)	300,000	388,362
2.50%, 09/15/60 (a)	250,000	235,155
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	102,631
3.15%, 03/15/27 (a)	350,000	375,641
2.38%, 12/01/29 (a)	200,000	204,966
2.60%, 04/15/30 (a)	250,000	259,590
4.38%, 06/15/45 (a)	150,000	188,996
4.15%, 03/15/47 (a)	300,000	376,563
3.13%, 12/01/49 (a)	300,000	328,737
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	197,344
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	178,077
3.50%, 01/16/50 (a)	900,000	946,179
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	58,286
General Mills, Inc.
3.70%, 10/17/23 (a)	166,000	173,777
3.65%, 02/15/24 (a)	200,000	209,664
4.00%, 04/17/25 (a)	700,000	753,151
3.20%, 02/10/27 (a)	300,000	319,197
4.20%, 04/17/28 (a)	325,000	363,171
2.88%, 04/15/30 (a)	350,000	365,337
3.00%, 02/01/51 (a)	401,000	403,069
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	450,000	461,029
0.75%, 09/29/23 (a)	562,000	559,763
3.70%, 04/01/24 (a)	700,000	735,693
3.50%, 02/01/25 (a)	600,000	635,136
3.65%, 03/01/26 (a)	700,000	755,125
2.95%, 03/01/27 (a)	350,000	369,036
1.20%, 10/01/27 (a)	400,000	387,100
4.60%, 09/01/35 (a)	600,000	727,980
4.00%, 09/01/36 (a)	300,000	345,525
5.65%, 12/01/41 (a)	200,000	275,530
4.80%, 04/01/44 (a)	650,000	822,952
4.50%, 02/01/45 (a)	400,000	490,312
4.75%, 03/01/46 (a)	850,000	1,078,990
4.15%, 03/01/47 (a)	825,000	975,505
2.80%, 10/01/50 (a)	500,000	485,475
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	350,000	348,568
3.00%, 06/01/24 (a)	300,000	313,467
3.38%, 06/01/29 (a)	650,000	708,597
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	102,506
3.38%, 05/15/23	250,000	258,930
3.63%, 05/15/25	650,000	699,790
3.88%, 05/15/28	500,000	559,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/15/34	180,000	238,774
6.38%, 05/15/38	1,100,000	1,623,006
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	245,760
4.21%, 07/01/48 (a)	150,000	185,781
4.50%, 07/01/57 (a)	150,000	200,961
Hartford HealthCare Corp.
3.45%, 07/01/54	200,000	211,554
Hasbro, Inc.
3.00%, 11/19/24 (a)	200,000	208,556
3.55%, 11/19/26 (a)	300,000	322,179
3.50%, 09/15/27 (a)	100,000	107,965
3.90%, 11/19/29 (a)	200,000	220,642
6.35%, 03/15/40	200,000	277,366
5.10%, 05/15/44 (a)	150,000	186,660
HCA, Inc.
4.75%, 05/01/23	650,000	681,206
5.00%, 03/15/24	850,000	914,642
5.25%, 04/15/25	500,000	554,105
5.25%, 06/15/26 (a)	250,000	281,395
4.50%, 02/15/27 (a)	500,000	552,415
4.13%, 06/15/29 (a)	650,000	717,450
5.13%, 06/15/39 (a)	400,000	495,952
5.50%, 06/15/47 (a)	400,000	526,320
5.25%, 06/15/49 (a)	700,000	904,043
3.50%, 07/15/51 (a)	500,000	513,080
Hershey Co.
0.90%, 06/01/25 (a)	250,000	246,965
2.30%, 08/15/26 (a)	460,000	477,650
2.45%, 11/15/29 (a)	100,000	104,047
3.13%, 11/15/49 (a)	150,000	162,497
2.65%, 06/01/50 (a)	300,000	301,572
Hormel Foods Corp.
0.65%, 06/03/24 (a)	450,000	446,805
1.70%, 06/03/28 (a)	150,000	149,819
1.80%, 06/11/30 (a)	250,000	245,563
3.05%, 06/03/51 (a)	250,000	266,718
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	141,678
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	100,000	126,164
Illumina, Inc.
2.55%, 03/23/31 (a)	250,000	250,858
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	170,234
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	159,354
2.90%, 06/01/30 (a)	250,000	258,075
3.90%, 06/01/50 (a)	100,000	114,544
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	250,000	286,978
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	200,000	228,364
JM Smucker Co.
3.50%, 03/15/25	350,000	373,236
2.38%, 03/15/30 (a)	250,000	251,058
2.13%, 03/15/32 (a)	250,000	242,538
4.25%, 03/15/35	250,000	293,383
4.38%, 03/15/45	250,000	304,822
3.55%, 03/15/50 (a)	100,000	108,310

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
2.05%, 03/01/23 (a)	100,000	101,529
3.38%, 12/05/23	250,000	262,565
2.63%, 01/15/25 (a)	320,000	334,506
0.55%, 09/01/25 (a)	450,000	439,128
2.45%, 03/01/26 (a)	600,000	626,016
2.95%, 03/03/27 (a)	1,100,000	1,178,408
0.95%, 09/01/27 (a)	600,000	587,094
2.90%, 01/15/28 (a)	100,000	106,770
6.95%, 09/01/29	100,000	137,065
1.30%, 09/01/30 (a)	400,000	385,604
4.95%, 05/15/33	100,000	128,637
4.38%, 12/05/33 (a)	100,000	123,148
3.55%, 03/01/36 (a)	117,000	134,009
3.63%, 03/03/37 (a)	550,000	634,441
3.40%, 01/15/38 (a)	550,000	617,402
5.85%, 07/15/38	382,000	553,705
2.10%, 09/01/40 (a)	400,000	379,560
4.50%, 09/01/40	50,000	64,313
4.85%, 05/15/41	150,000	200,738
4.50%, 12/05/43 (a)	200,000	255,270
3.70%, 03/01/46 (a)	825,000	972,914
3.75%, 03/03/47 (a)	200,000	238,296
3.50%, 01/15/48 (a)	50,000	57,694
2.25%, 09/01/50 (a)	600,000	561,810
2.45%, 09/01/60 (a)	650,000	616,986
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	550,000	586,608
2.81%, 06/01/41 (a)	400,000	402,452
4.88%, 04/01/42	50,000	66,065
4.15%, 05/01/47 (a)	275,000	340,769
3.27%, 11/01/49 (a)	550,000	594,000
3.00%, 06/01/51 (a)	400,000	413,240
Kellogg Co.
2.65%, 12/01/23	350,000	360,909
4.30%, 05/15/28 (a)	550,000	622,385
2.10%, 06/01/30 (a)	250,000	245,538
7.45%, 04/01/31	50,000	70,546
4.50%, 04/01/46	231,000	286,581
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	235,569
3.13%, 12/15/23 (a)	250,000	259,445
4.42%, 05/25/25 (a)	550,000	599,753
3.40%, 11/15/25 (a)	200,000	212,390
2.55%, 09/15/26 (a)	250,000	258,215
3.43%, 06/15/27 (a)	200,000	214,596
4.60%, 05/25/28 (a)	500,000	569,570
3.20%, 05/01/30 (a)	300,000	317,688
2.25%, 03/15/31 (a)	400,000	395,232
4.99%, 05/25/38 (a)	200,000	247,542
4.50%, 11/15/45 (a)	250,000	299,142
4.42%, 12/15/46 (a)	150,000	178,295
5.09%, 05/25/48 (a)	150,000	196,373
3.80%, 05/01/50 (a)	350,000	389,438
Kimberly-Clark Corp.
2.40%, 06/01/23	100,000	102,394
1.05%, 09/15/27 (a)	300,000	291,129
3.95%, 11/01/28 (a)	200,000	226,314
3.20%, 04/25/29 (a)	600,000	647,820
3.10%, 03/26/30 (a)	200,000	215,998
6.63%, 08/01/37	300,000	454,587
5.30%, 03/01/41	300,000	409,479
3.20%, 07/30/46 (a)	100,000	109,756
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	223,000	307,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	317,284
5.00%, 03/15/42	250,000	317,667
Kroger Co.
4.00%, 02/01/24 (a)	450,000	473,647
2.65%, 10/15/26 (a)	100,000	104,022
4.50%, 01/15/29 (a)	200,000	230,280
2.20%, 05/01/30 (a)	550,000	548,322
1.70%, 01/15/31 (a)	200,000	190,206
7.50%, 04/01/31	100,000	139,949
6.90%, 04/15/38	140,000	206,594
5.40%, 07/15/40 (a)	150,000	196,677
5.00%, 04/15/42 (a)	100,000	126,878
5.15%, 08/01/43 (a)	67,000	87,429
3.88%, 10/15/46 (a)	200,000	223,830
4.45%, 02/01/47 (a)	350,000	426,342
4.65%, 01/15/48 (a)	200,000	249,434
5.40%, 01/15/49 (a)	200,000	279,620
3.95%, 01/15/50 (a)	320,000	369,475
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	800,000	837,704
2.30%, 12/01/24 (a)	350,000	359,065
3.60%, 02/01/25 (a)	150,000	158,475
2.95%, 12/01/29 (a)	100,000	104,213
2.70%, 06/01/31 (a)	250,000	255,185
4.70%, 02/01/45 (a)	300,000	366,951
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	115,804
3.19%, 07/01/49 (a)	100,000	105,994
4.12%, 07/01/55	150,000	187,956
3.34%, 07/01/60 (a)	250,000	273,975
Mayo Clinic
3.77%, 11/15/43	100,000	116,079
4.13%, 11/15/52	250,000	320,285
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	300,000	313,530
0.90%, 02/15/26 (a)	150,000	145,040
3.40%, 08/15/27 (a)	350,000	378,647
2.50%, 04/15/30 (a)	200,000	202,460
4.20%, 08/15/47 (a)	150,000	180,965
McKesson Corp.
3.80%, 03/15/24 (a)	500,000	525,555
0.90%, 12/03/25 (a)	250,000	242,513
3.95%, 02/16/28 (a)	200,000	220,630
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	200,000	249,792
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	218,616
5.90%, 11/01/39	150,000	214,497
4.60%, 06/01/44 (a)	200,000	258,890
MedStar Health, Inc.
3.63%, 08/15/49	150,000	165,632
Medtronic, Inc.
3.50%, 03/15/25	648,000	690,638
4.38%, 03/15/35	800,000	987,216
4.63%, 03/15/45	700,000	920,479
Memorial Health Services
3.45%, 11/01/49 (a)	150,000	168,776
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	40,196
4.13%, 07/01/52	300,000	378,075
4.20%, 07/01/55	300,000	385,551

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck & Co., Inc.
2.80%, 05/18/23	700,000	720,944
2.75%, 02/10/25 (a)	1,150,000	1,204,165
0.75%, 02/24/26 (a)	100,000	97,982
1.70%, 06/10/27 (a)	500,000	503,555
3.40%, 03/07/29 (a)	600,000	654,588
1.45%, 06/24/30 (a)	450,000	430,906
2.15%, 12/10/31 (a)	700,000	702,289
6.50%, 12/01/33 (f)(g)	350,000	506,744
3.90%, 03/07/39 (a)	350,000	410,833
2.35%, 06/24/40 (a)	450,000	431,050
3.60%, 09/15/42 (a)	200,000	225,928
4.15%, 05/18/43	450,000	547,402
3.70%, 02/10/45 (a)	700,000	805,875
4.00%, 03/07/49 (a)	600,000	732,708
2.45%, 06/24/50 (a)	300,000	283,719
2.75%, 12/10/51 (a)	700,000	697,074
2.90%, 12/10/61 (a)	500,000	499,035
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	62,716
Methodist Hospital
2.71%, 12/01/50 (a)	300,000	292,359
MidMichigan Health
3.41%, 06/01/50 (a)	200,000	213,088
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	619,500
5.00%, 05/01/42	350,000	422,999
4.20%, 07/15/46 (a)	650,000	723,528
Mondelez International, Inc.
1.50%, 05/04/25 (a)	300,000	300,732
3.63%, 02/13/26 (a)	100,000	107,843
4.13%, 05/07/28 (a)	250,000	286,220
2.75%, 04/13/30 (a)	425,000	440,767
1.50%, 02/04/31 (a)	250,000	234,403
1.88%, 10/15/32 (a)	250,000	238,643
2.63%, 09/04/50 (a)	400,000	374,688
Montefiore Obligated Group
5.25%, 11/01/48	150,000	163,185
4.29%, 09/01/50	150,000	147,900
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	50,000	57,818
3.74%, 07/01/49 (a)	200,000	217,750
3.39%, 07/01/50 (a)	250,000	260,090
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	147,537
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	209,794
4.55%, 04/15/28 (a)	250,000	280,353
5.40%, 11/29/43 (a)	150,000	186,189
5.20%, 04/15/48 (a)	250,000	310,242
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	142,574
4.02%, 08/01/45	100,000	122,607
4.06%, 08/01/56	200,000	261,996
2.61%, 08/01/60 (a)	100,000	96,397
3.95%, 08/01/19 (a)	200,000	242,732
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	229,058
4.26%, 11/01/47 (a)	300,000	357,735
3.81%, 11/01/49 (a)	150,000	166,385
Novant Health, Inc.
3.32%, 11/01/61 (a)	250,000	270,178
Novartis Capital Corp.
3.40%, 05/06/24	350,000	369,432
1.75%, 02/14/25 (a)	350,000	355,617
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 11/20/25 (a)	750,000	795,277
2.00%, 02/14/27 (a)	490,000	499,379
3.10%, 05/17/27 (a)	350,000	374,713
2.20%, 08/14/30 (a)	550,000	558,893
3.70%, 09/21/42	150,000	173,408
4.40%, 05/06/44	625,000	802,100
4.00%, 11/20/45 (a)	500,000	608,750
2.75%, 08/14/50 (a)	450,000	457,119
NYU Langone Hospitals
5.75%, 07/01/43	150,000	215,655
4.78%, 07/01/44	100,000	126,970
4.37%, 07/01/47 (a)	180,000	214,949
3.38%, 07/01/55 (a)	200,000	207,840
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	151,055
3.04%, 11/15/50 (a)	150,000	157,481
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	120,696
3.33%, 10/01/50 (a)	150,000	157,644
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	149,309
4.79%, 11/15/48 (a)	100,000	134,039
3.22%, 11/15/50 (a)	250,000	260,418
PepsiCo, Inc.
2.75%, 03/01/23	500,000	512,340
0.75%, 05/01/23	400,000	400,924
0.40%, 10/07/23	300,000	299,139
3.60%, 03/01/24 (a)	700,000	737,709
2.25%, 03/19/25 (a)	550,000	569,288
2.75%, 04/30/25 (a)	300,000	314,061
3.50%, 07/17/25 (a)	100,000	107,205
2.38%, 10/06/26 (a)	300,000	313,647
2.63%, 03/19/27 (a)	250,000	262,605
3.00%, 10/15/27 (a)	500,000	537,505
2.63%, 07/29/29 (a)	400,000	420,988
2.75%, 03/19/30 (a)	700,000	740,418
1.63%, 05/01/30 (a)	225,000	219,386
1.40%, 02/25/31 (a)	200,000	191,152
1.95%, 10/21/31 (a)	400,000	400,472
3.50%, 03/19/40 (a)	300,000	339,252
4.00%, 03/05/42	250,000	299,372
3.60%, 08/13/42	245,000	279,489
4.45%, 04/14/46 (a)	350,000	460,810
3.45%, 10/06/46 (a)	350,000	396,623
4.00%, 05/02/47 (a)	300,000	371,919
3.38%, 07/29/49 (a)	350,000	395,696
2.88%, 10/15/49 (a)	250,000	263,005
3.63%, 03/19/50 (a)	450,000	534,496
3.88%, 03/19/60 (a)	350,000	443,383
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	250,000	248,275
1.90%, 09/15/28 (a)	250,000	245,845
3.30%, 09/15/29 (a)	250,000	266,280
2.25%, 09/15/31 (a)	250,000	243,885
3.63%, 03/15/51 (a)	200,000	217,426
Pfizer, Inc.
3.00%, 06/15/23	500,000	517,130
3.20%, 09/15/23 (a)	350,000	364,077
2.95%, 03/15/24 (a)	268,000	279,068
3.40%, 05/15/24	250,000	264,775
0.80%, 05/28/25 (a)	400,000	395,216
2.75%, 06/03/26	650,000	689,838
3.00%, 12/15/26	650,000	700,609
3.60%, 09/15/28 (a)	250,000	278,265
3.45%, 03/15/29 (a)	500,000	551,795
2.63%, 04/01/30 (a)	500,000	525,740

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 05/28/30 (a)	250,000	244,818
4.00%, 12/15/36	250,000	296,848
4.10%, 09/15/38 (a)	200,000	238,426
3.90%, 03/15/39 (a)	250,000	293,105
7.20%, 03/15/39	650,000	1,047,793
2.55%, 05/28/40 (a)	250,000	249,308
5.60%, 09/15/40	200,000	280,404
4.30%, 06/15/43	150,000	184,799
4.40%, 05/15/44	750,000	942,847
4.13%, 12/15/46	750,000	928,747
4.20%, 09/15/48 (a)	300,000	378,183
4.00%, 03/15/49 (a)	250,000	307,317
2.70%, 05/28/50 (a)	250,000	252,560
Pharmacia LLC
6.60%, 12/01/28	400,000	519,884
Philip Morris International, Inc.
2.63%, 03/06/23	150,000	153,261
1.13%, 05/01/23	200,000	200,964
2.13%, 05/10/23 (a)	500,000	507,615
2.88%, 05/01/24 (a)	200,000	208,044
1.50%, 05/01/25 (a)	200,000	200,740
3.38%, 08/11/25 (a)	150,000	159,434
2.75%, 02/25/26 (a)	330,000	344,144
0.88%, 05/01/26 (a)	250,000	241,663
3.13%, 08/17/27 (a)	50,000	53,384
3.13%, 03/02/28 (a)	450,000	477,261
3.38%, 08/15/29 (a)	250,000	269,915
2.10%, 05/01/30 (a)	250,000	245,873
1.75%, 11/01/30 (a)	250,000	238,325
6.38%, 05/16/38	600,000	846,510
4.38%, 11/15/41	300,000	343,017
4.50%, 03/20/42	250,000	290,068
3.88%, 08/21/42	250,000	269,848
4.13%, 03/04/43	300,000	332,328
4.88%, 11/15/43	175,000	212,882
4.25%, 11/10/44	400,000	457,804
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	145,988
Procter & Gamble Co.
0.55%, 10/29/25	600,000	586,188
2.70%, 02/02/26	500,000	528,775
1.00%, 04/23/26	250,000	247,898
2.45%, 11/03/26	350,000	367,234
2.80%, 03/25/27	300,000	318,402
3.00%, 03/25/30	500,000	543,815
1.20%, 10/29/30	250,000	236,890
1.95%, 04/23/31	400,000	404,060
5.80%, 08/15/34	250,000	350,915
3.55%, 03/25/40	300,000	350,982
3.50%, 10/25/47	200,000	241,418
3.60%, 03/25/50	150,000	186,756
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	310,029
3.74%, 10/01/47	112,000	128,252
3.93%, 10/01/48 (a)	200,000	236,330
2.70%, 10/01/51 (a)	250,000	243,173
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	317,355
3.45%, 06/01/26 (a)	100,000	107,072
4.20%, 06/30/29 (a)	100,000	113,102
2.95%, 06/30/30 (a)	300,000	313,098
2.80%, 06/30/31 (a)	300,000	310,224
4.70%, 03/30/45 (a)	150,000	187,593
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	426,136
2.80%, 09/15/50 (a)	300,000	282,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	810,127
5.70%, 08/15/35 (a)	300,000	356,793
7.25%, 06/15/37	375,000	502,841
6.15%, 09/15/43	350,000	432,698
5.85%, 08/15/45 (a)	800,000	974,312
Royalty Pharma PLC
0.75%, 09/02/23	350,000	347,798
1.20%, 09/02/25 (a)	350,000	343,910
1.75%, 09/02/27 (a)	350,000	344,309
2.20%, 09/02/30 (a)	400,000	387,964
2.15%, 09/02/31 (a)	250,000	238,778
3.30%, 09/02/40 (a)	450,000	449,226
3.55%, 09/02/50 (a)	150,000	149,300
3.35%, 09/02/51 (a)	250,000	241,038
Rush Obligated Group
3.92%, 11/15/29 (a)	250,000	280,043
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	300,000	356,061
Sanofi
3.38%, 06/19/23 (a)	400,000	414,616
3.63%, 06/19/28 (a)	250,000	281,513
Sharp HealthCare
2.68%, 08/01/50 (a)	200,000	192,870
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	850,000	874,242
3.20%, 09/23/26 (a)	1,000,000	1,061,550
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	241,815
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	200,000	221,758
SSM Health Care Corp.
3.69%, 06/01/23 (a)	450,000	464,314
Stanford Health Care
3.80%, 11/15/48 (a)	250,000	297,358
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	202,636
3.75%, 03/15/51 (a)	150,000	164,006
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	157,020
1.15%, 06/15/25 (a)	200,000	198,524
3.50%, 03/15/26 (a)	640,000	686,118
3.65%, 03/07/28 (a)	150,000	163,277
1.95%, 06/15/30 (a)	500,000	489,125
4.10%, 04/01/43 (a)	100,000	117,647
4.38%, 05/15/44 (a)	100,000	122,083
4.63%, 03/15/46 (a)	400,000	514,508
2.90%, 06/15/50 (a)	300,000	303,963
Sutter Health
1.32%, 08/15/25 (a)	250,000	249,583
2.29%, 08/15/30 (a)	200,000	200,190
3.16%, 08/15/40 (a)	100,000	102,767
4.09%, 08/15/48 (a)	200,000	235,878
3.36%, 08/15/50 (a)	200,000	210,344
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	321,801
3.30%, 07/15/26 (a)	250,000	266,298
3.25%, 07/15/27 (a)	200,000	212,680
2.40%, 02/15/30 (a)	200,000	200,842
5.95%, 04/01/30 (a)	500,000	625,640
2.45%, 12/14/31 (a)	250,000	250,800
5.38%, 09/21/35	200,000	252,440
4.85%, 10/01/45 (a)	225,000	275,778
4.50%, 04/01/46 (a)	200,000	234,132
4.45%, 03/15/48 (a)	175,000	206,596

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 02/15/50 (a)	300,000	304,740
6.60%, 04/01/50 (a)	431,000	673,800
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	500,000	529,255
5.00%, 11/26/28 (a)	900,000	1,057,743
2.05%, 03/31/30 (a)	750,000	732,037
3.03%, 07/09/40 (a)	550,000	555,538
3.18%, 07/09/50 (a)	600,000	610,110
3.38%, 07/09/60 (a)	300,000	312,759
Texas Health Resources
2.33%, 11/15/50 (a)	150,000	135,650
4.33%, 11/15/55	100,000	133,522
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	300,000	299,151
1.22%, 10/18/24 (a)	750,000	749,587
3.65%, 12/15/25 (a)	160,000	171,992
1.75%, 10/15/28 (a)	200,000	198,996
2.60%, 10/01/29 (a)	310,000	321,969
2.00%, 10/15/31 (a)	400,000	394,612
2.80%, 10/15/41 (a)	400,000	404,596
5.30%, 02/01/44 (a)	148,000	205,532
4.10%, 08/15/47 (a)	310,000	386,892
Toledo Hospital
5.33%, 11/15/28	75,000	84,590
5.75%, 11/15/38 (a)	275,000	321,194
6.02%, 11/15/48	200,000	245,172
Trinity Health Corp.
4.13%, 12/01/45	225,000	272,273
3.43%, 12/01/48	100,000	109,699
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	156,978
3.95%, 08/15/24 (a)	250,000	266,490
4.00%, 03/01/26 (a)	250,000	271,438
3.55%, 06/02/27 (a)	350,000	377,440
4.35%, 03/01/29 (a)	260,000	294,635
4.88%, 08/15/34 (a)	650,000	793,663
5.15%, 08/15/44 (a)	275,000	359,656
4.55%, 06/02/47 (a)	400,000	497,216
5.10%, 09/28/48 (a)	210,000	283,183
Unilever Capital Corp.
0.38%, 09/14/23	250,000	248,460
3.25%, 03/07/24 (a)	200,000	209,462
2.60%, 05/05/24 (a)	450,000	465,691
3.10%, 07/30/25	200,000	212,226
2.00%, 07/28/26	350,000	358,582
2.90%, 05/05/27 (a)	200,000	212,338
3.50%, 03/22/28 (a)	550,000	602,448
2.13%, 09/06/29 (a)	400,000	403,592
1.38%, 09/14/30 (a)	350,000	331,674
1.75%, 08/12/31 (a)	200,000	194,732
5.90%, 11/15/32	400,000	538,112
2.63%, 08/12/51 (a)	200,000	198,668
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(b)	475,000	472,957
2.65%, 01/15/32 (a)(b)	200,000	196,570
UPMC
3.60%, 04/03/25	100,000	106,128
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	800,000	863,560
5.25%, 06/15/46 (a)	350,000	430,017
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	249,415
2.30%, 06/22/27 (a)	250,000	252,363
2.70%, 06/22/30 (a)	400,000	401,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 06/22/40 (a)	500,000	534,260
4.00%, 06/22/50 (a)	700,000	750,211
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	150,000	150,432
Whirlpool Corp.
4.00%, 03/01/24	100,000	106,002
3.70%, 05/01/25	100,000	107,309
4.75%, 02/26/29 (a)	250,000	288,838
4.50%, 06/01/46 (a)	150,000	179,184
4.60%, 05/15/50 (a)	150,000	186,035
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	128,497
3.07%, 03/01/51 (a)	200,000	196,470
Wyeth LLC
6.50%, 02/01/34	350,000	499,905
6.00%, 02/15/36	250,000	352,097
5.95%, 04/01/37	550,000	775,698
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	250,000	232,678
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	600,000	633,312
3.05%, 01/15/26 (a)	350,000	366,845
3.55%, 03/20/30 (a)	300,000	323,358
2.60%, 11/24/31 (a)	250,000	251,818
4.45%, 08/15/45 (a)	199,000	237,916
Zoetis, Inc.
3.25%, 02/01/23 (a)	450,000	458,716
3.00%, 09/12/27 (a)	500,000	529,180
3.90%, 08/20/28 (a)	370,000	411,858
2.00%, 05/15/30 (a)	200,000	197,236
4.70%, 02/01/43 (a)	300,000	383,250
4.45%, 08/20/48 (a)	150,000	192,192
3.00%, 05/15/50 (a)	300,000	314,007
		359,254,576
Energy 2.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	550,000	586,976
3.14%, 11/07/29 (a)	300,000	317,268
4.49%, 05/01/30 (a)	150,000	172,863
4.08%, 12/15/47 (a)	575,000	656,558
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	188,801
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	357,796
4.45%, 07/15/27 (a)	350,000	384,153
3.40%, 02/15/31 (a)	350,000	361,543
BP Capital Markets America, Inc.
2.75%, 05/10/23	400,000	410,296
3.79%, 02/06/24 (a)	325,000	343,106
3.19%, 04/06/25 (a)	300,000	316,341
3.80%, 09/21/25 (a)	350,000	377,590
3.41%, 02/11/26 (a)	250,000	267,480
3.12%, 05/04/26 (a)	400,000	423,932
3.02%, 01/16/27 (a)	300,000	317,007
3.54%, 04/06/27 (a)	300,000	324,771
3.59%, 04/14/27 (a)	250,000	270,610
3.94%, 09/21/28 (a)	350,000	388,822
4.23%, 11/06/28 (a)	700,000	793,751
3.63%, 04/06/30 (a)	500,000	551,720
1.75%, 08/10/30 (a)	400,000	385,860
3.06%, 06/17/41 (a)	400,000	404,980
3.00%, 02/24/50 (a)	850,000	838,278
2.77%, 11/10/50 (a)	550,000	519,381
2.94%, 06/04/51 (a)	900,000	872,082

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/17/52 (a)	500,000	491,025
3.38%, 02/08/61 (a)	400,000	414,348
BP Capital Markets PLC
3.99%, 09/26/23	250,000	263,248
3.81%, 02/10/24	400,000	422,188
3.54%, 11/04/24	300,000	319,524
3.51%, 03/17/25	300,000	319,776
3.28%, 09/19/27 (a)	550,000	592,185
3.72%, 11/28/28 (a)	250,000	275,315
Burlington Resources LLC
7.20%, 08/15/31	400,000	564,000
7.40%, 12/01/31	100,000	143,548
5.95%, 10/15/36	250,000	339,370
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	550,000	560,318
3.80%, 04/15/24 (a)	150,000	157,343
3.90%, 02/01/25 (a)	100,000	106,494
3.85%, 06/01/27 (a)	200,000	215,106
2.95%, 07/15/30 (a)	350,000	358,200
7.20%, 01/15/32	225,000	300,310
6.45%, 06/30/33	150,000	193,785
5.85%, 02/01/35	100,000	125,438
6.50%, 02/15/37	250,000	330,073
6.25%, 03/15/38	300,000	395,790
6.75%, 02/01/39	150,000	207,821
4.95%, 06/01/47 (a)	250,000	310,725
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	350,000	387,180
4.25%, 04/15/27 (a)	400,000	436,784
4.40%, 04/15/29 (a)	200,000	221,500
5.25%, 06/15/37 (a)	350,000	415,212
6.80%, 09/15/37	250,000	339,730
6.75%, 11/15/39	500,000	680,625
5.40%, 06/15/47 (a)	325,000	406,136
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	692,019
5.88%, 03/31/25 (a)	375,000	416,351
5.13%, 06/30/27 (a)	650,000	735,364
3.70%, 11/15/29 (a)	500,000	535,410
Chevron Corp.
1.14%, 05/11/23	400,000	402,676
2.57%, 05/16/23 (a)	250,000	255,488
3.19%, 06/24/23 (a)	800,000	825,656
2.90%, 03/03/24 (a)	700,000	728,637
1.55%, 05/11/25 (a)	950,000	959,851
3.33%, 11/17/25 (a)	50,000	53,525
2.95%, 05/16/26 (a)	300,000	318,273
2.00%, 05/11/27 (a)	100,000	101,794
2.24%, 05/11/30 (a)	550,000	558,547
3.08%, 05/11/50 (a)	450,000	479,425
Chevron USA, Inc.
0.43%, 08/11/23	200,000	199,512
3.90%, 11/15/24 (a)	170,000	182,471
0.69%, 08/12/25 (a)	250,000	245,108
1.02%, 08/12/27 (a)	250,000	241,405
3.85%, 01/15/28 (a)	250,000	277,978
3.25%, 10/15/29 (a)	50,000	54,339
6.00%, 03/01/41 (a)	150,000	223,472
5.25%, 11/15/43 (a)	200,000	277,214
2.34%, 08/12/50 (a)	150,000	138,801
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	527,146
5.80%, 06/01/45 (a)	100,000	132,788
Conoco Funding Co.
7.25%, 10/15/31	150,000	211,883
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips Co.
4.95%, 03/15/26 (a)	600,000	678,624
4.30%, 08/15/28 (a)(b)	500,000	562,930
6.95%, 04/15/29	550,000	723,855
2.40%, 02/15/31 (a)(b)	250,000	251,948
5.90%, 10/15/32	100,000	131,184
5.90%, 05/15/38	300,000	412,983
6.50%, 02/01/39	950,000	1,384,387
4.30%, 11/15/44 (a)	300,000	362,211
5.95%, 03/15/46 (a)	125,000	186,489
4.88%, 10/01/47 (a)(b)	150,000	198,444
4.85%, 08/15/48 (a)(b)	125,000	165,029
Continental Resources, Inc.
4.50%, 04/15/23 (a)	250,000	258,200
4.38%, 01/15/28 (a)	375,000	406,087
4.90%, 06/01/44 (a)	250,000	279,685
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(b)	250,000	264,850
3.90%, 05/15/27 (a)(b)	200,000	215,604
4.38%, 03/15/29 (a)(b)	200,000	225,288
Devon Energy Corp.
5.25%, 09/15/24 (a)(b)	200,000	217,368
5.85%, 12/15/25 (a)	300,000	343,455
5.25%, 10/15/27 (a)	150,000	158,913
5.88%, 06/15/28 (a)(b)	100,000	109,043
4.50%, 01/15/30 (a)	195,000	210,489
7.88%, 09/30/31	150,000	212,430
7.95%, 04/15/32	100,000	140,823
5.60%, 07/15/41 (a)	500,000	629,795
4.75%, 05/15/42 (a)	150,000	173,760
5.00%, 06/15/45 (a)	250,000	304,180
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	311,571
4.75%, 05/31/25 (a)	225,000	246,605
3.25%, 12/01/26 (a)	300,000	316,716
3.50%, 12/01/29 (a)	600,000	636,444
3.13%, 03/24/31 (a)	50,000	51,599
4.40%, 03/24/51 (a)	200,000	229,796
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	150,000	156,269
2.50%, 11/15/24 (a)	150,000	155,148
3.60%, 12/15/24 (a)	267,000	283,696
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(b)	200,000	206,768
4.80%, 11/01/43 (a)(b)	50,000	61,732
4.60%, 12/15/44 (a)(b)	50,000	59,832
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	104,529
4.40%, 03/15/27 (a)	300,000	324,555
4.95%, 05/15/28 (a)	300,000	333,891
4.15%, 09/15/29 (a)	200,000	215,146
5.00%, 05/15/44 (a)	200,000	217,160
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	171,126
7.50%, 04/15/38	100,000	150,406
5.50%, 09/15/40 (a)	300,000	385,350
7.38%, 10/15/45 (a)	150,000	235,178
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	261,143
2.50%, 01/15/25 (a)	150,000	154,476
4.25%, 12/01/26 (a)	850,000	938,323
3.70%, 07/15/27 (a)	475,000	513,636
3.13%, 11/15/29 (a)	350,000	367,461
2.50%, 08/01/33 (a)	400,000	393,788
4.50%, 06/10/44 (a)	250,000	293,350

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 12/01/46 (a)	150,000	203,525
4.00%, 11/15/49 (a)	300,000	338,430
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	250,000	257,215
4.20%, 09/15/23 (a)	50,000	52,234
5.88%, 01/15/24 (a)	450,000	485,694
4.90%, 02/01/24 (a)	250,000	264,983
4.50%, 04/15/24 (a)	200,000	212,344
4.05%, 03/15/25 (a)	200,000	211,966
2.90%, 05/15/25 (a)	400,000	413,388
4.75%, 01/15/26 (a)	500,000	547,010
4.20%, 04/15/27 (a)	250,000	270,850
5.50%, 06/01/27 (a)	350,000	400,253
4.95%, 06/15/28 (a)	400,000	451,416
5.25%, 04/15/29 (a)	300,000	344,898
3.75%, 05/15/30 (a)	500,000	531,835
4.90%, 03/15/35 (a)	150,000	170,412
6.63%, 10/15/36	125,000	159,643
7.50%, 07/01/38	100,000	138,280
6.05%, 06/01/41 (a)	250,000	307,285
6.50%, 02/01/42 (a)	400,000	515,084
5.15%, 02/01/43 (a)	100,000	111,114
5.95%, 10/01/43 (a)	148,000	180,350
5.15%, 03/15/45 (a)	350,000	397,740
6.13%, 12/15/45 (a)	400,000	500,332
5.30%, 04/15/47 (a)	300,000	346,431
6.00%, 06/15/48 (a)	350,000	438,242
6.25%, 04/15/49 (a)	600,000	785,622
5.00%, 05/15/50 (a)	650,000	749,749
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	314,808
Eni USA, Inc.
7.30%, 11/15/27	150,000	190,583
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	450,000	460,921
3.90%, 02/15/24 (a)	300,000	315,429
3.75%, 02/15/25 (a)	400,000	426,100
3.70%, 02/15/26 (a)	150,000	161,171
3.95%, 02/15/27 (a)	25,000	27,348
4.15%, 10/16/28 (a)	400,000	449,240
3.13%, 07/31/29 (a)	450,000	478,255
2.80%, 01/31/30 (a)	575,000	600,352
6.65%, 10/15/34	250,000	340,067
7.55%, 04/15/38	150,000	223,008
6.13%, 10/15/39	300,000	408,813
6.45%, 09/01/40	70,000	97,107
5.95%, 02/01/41	300,000	400,095
5.70%, 02/15/42	150,000	195,783
4.85%, 08/15/42 (a)	300,000	360,540
4.45%, 02/15/43 (a)	300,000	345,582
4.85%, 03/15/44 (a)	400,000	482,924
5.10%, 02/15/45 (a)	350,000	435,704
4.90%, 05/15/46 (a)	400,000	487,468
4.25%, 02/15/48 (a)	500,000	571,060
4.80%, 02/01/49 (a)	450,000	550,368
4.20%, 01/31/50 (a)	500,000	566,825
3.70%, 01/31/51 (a)	325,000	343,099
3.20%, 02/15/52 (a)	350,000	344,491
4.95%, 10/15/54 (a)	275,000	347,644
3.95%, 01/31/60 (a)	425,000	460,691
5.25%, 08/16/77 (a)(c)	335,000	343,556
5.38%, 02/15/78 (a)(c)	235,000	236,779
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	508,745
3.15%, 04/01/25 (a)	250,000	262,865
4.15%, 01/15/26 (a)	50,000	54,727
4.38%, 04/15/30 (a)	300,000	347,007
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/01/35 (a)	165,000	187,447
4.95%, 04/15/50 (a)	300,000	408,216
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	450,000	459,630
1.57%, 04/15/23	1,000,000	1,011,560
3.18%, 03/15/24 (a)	250,000	261,550
2.02%, 08/16/24 (a)	375,000	384,641
2.71%, 03/06/25 (a)	600,000	625,590
2.99%, 03/19/25 (a)	1,000,000	1,052,070
3.04%, 03/01/26 (a)	500,000	529,675
2.28%, 08/16/26 (a)	400,000	413,732
3.29%, 03/19/27 (a)	500,000	539,695
2.44%, 08/16/29 (a)	400,000	410,508
3.48%, 03/19/30 (a)	650,000	714,194
2.61%, 10/15/30 (a)	800,000	830,728
3.00%, 08/16/39 (a)	250,000	255,845
4.23%, 03/19/40 (a)	550,000	650,474
3.57%, 03/06/45 (a)	400,000	439,576
4.11%, 03/01/46 (a)	850,000	996,072
3.10%, 08/16/49 (a)	600,000	610,320
4.33%, 03/19/50 (a)	1,000,000	1,232,470
3.45%, 04/15/51 (a)	900,000	978,291
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	206,660
3.80%, 11/15/25 (a)	400,000	431,916
2.92%, 03/01/30 (a)	300,000	310,272
4.85%, 11/15/35 (a)	425,000	503,472
6.70%, 09/15/38	250,000	344,550
7.45%, 09/15/39	400,000	590,744
4.50%, 11/15/41 (a)	200,000	223,174
4.75%, 08/01/43 (a)	200,000	231,544
5.00%, 11/15/45 (a)	600,000	724,302
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	197,576
Hess Corp.
3.50%, 07/15/24 (a)	100,000	104,583
4.30%, 04/01/27 (a)	200,000	218,372
7.88%, 10/01/29	250,000	336,780
7.30%, 08/15/31	363,000	485,894
7.13%, 03/15/33	250,000	334,252
6.00%, 01/15/40	100,000	127,434
5.60%, 02/15/41	450,000	556,974
5.80%, 04/01/47 (a)	250,000	322,373
HollyFrontier Corp.
2.63%, 10/01/23	150,000	153,023
5.88%, 04/01/26 (a)	310,000	347,829
4.50%, 10/01/30 (a)	150,000	162,321
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	500,000	510,980
3.50%, 09/01/23 (a)	250,000	258,678
4.15%, 02/01/24 (a)	200,000	210,522
4.30%, 05/01/24 (a)	450,000	477,787
5.80%, 03/15/35	250,000	314,460
6.50%, 02/01/37	200,000	267,126
6.95%, 01/15/38	350,000	484,981
6.55%, 09/15/40	100,000	134,676
7.50%, 11/15/40	150,000	219,884
6.38%, 03/01/41	300,000	398,127
5.63%, 09/01/41	350,000	436,856
5.00%, 08/15/42 (a)	300,000	349,911
4.70%, 11/01/42 (a)	300,000	338,670
5.00%, 03/01/43 (a)	350,000	407,960
5.50%, 03/01/44 (a)	100,000	123,138
5.40%, 09/01/44 (a)	400,000	491,240

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	811,762
4.30%, 03/01/28 (a)	740,000	824,441
2.00%, 02/15/31 (a)	350,000	334,145
7.80%, 08/01/31	500,000	710,885
7.75%, 01/15/32	250,000	351,930
5.55%, 06/01/45 (a)	700,000	888,048
5.05%, 02/15/46 (a)	150,000	179,772
5.20%, 03/01/48 (a)	296,000	367,078
3.25%, 08/01/50 (a)	250,000	238,878
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	263,155
5.15%, 10/15/43 (a)	300,000	364,239
4.25%, 09/15/46 (a)	150,000	167,282
4.20%, 10/03/47 (a)	150,000	164,660
4.85%, 02/01/49 (a)	99,000	119,416
3.95%, 03/01/50 (a)	300,000	319,929
Marathon Oil Corp.
4.40%, 07/15/27 (a)	350,000	384,251
6.80%, 03/15/32	188,000	242,687
6.60%, 10/01/37	250,000	331,887
5.20%, 06/01/45 (a)	200,000	241,514
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	350,000	368,627
4.70%, 05/01/25 (a)	400,000	436,960
5.13%, 12/15/26 (a)	250,000	285,218
3.80%, 04/01/28 (a)	150,000	161,574
6.50%, 03/01/41 (a)	400,000	552,300
4.75%, 09/15/44 (a)	350,000	413,308
4.50%, 04/01/48 (a)	150,000	171,192
5.00%, 09/15/54 (a)	150,000	177,842
MPLX LP
3.38%, 03/15/23 (a)	100,000	102,576
4.50%, 07/15/23 (a)	350,000	364,616
4.88%, 12/01/24 (a)	450,000	489,141
4.00%, 02/15/25 (a)	250,000	266,605
4.88%, 06/01/25 (a)	450,000	492,547
1.75%, 03/01/26 (a)	450,000	447,223
4.13%, 03/01/27 (a)	450,000	492,727
4.25%, 12/01/27 (a)	246,000	272,824
4.00%, 03/15/28 (a)	325,000	353,447
4.80%, 02/15/29 (a)	300,000	343,197
2.65%, 08/15/30 (a)	500,000	499,795
4.50%, 04/15/38 (a)	500,000	563,430
5.20%, 03/01/47 (a)	300,000	367,668
5.20%, 12/01/47 (a)	300,000	369,351
4.70%, 04/15/48 (a)	650,000	757,757
5.50%, 02/15/49 (a)	425,000	544,450
4.90%, 04/15/58 (a)	200,000	233,728
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	204,630
5.20%, 07/15/25 (a)	150,000	164,679
5.50%, 01/15/26 (a)	150,000	168,213
3.95%, 09/15/27 (a)	150,000	159,713
4.75%, 09/01/28 (a)	200,000	220,764
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	272,530
NOV, Inc.
3.60%, 12/01/29 (a)	200,000	209,838
3.95%, 12/01/42 (a)	400,000	396,908
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	158,124
4.90%, 03/15/25 (a)	200,000	218,264
6.65%, 10/01/36	250,000	329,033
6.85%, 10/15/37	150,000	201,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 02/01/41 (a)	50,000	63,515
6.20%, 09/15/43 (a)	150,000	193,854
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	217,694
2.75%, 09/01/24 (a)	250,000	257,675
2.20%, 09/15/25 (a)	200,000	202,542
5.85%, 01/15/26 (a)	200,000	230,076
4.55%, 07/15/28 (a)	325,000	359,895
4.35%, 03/15/29 (a)	250,000	274,478
3.40%, 09/01/29 (a)	250,000	259,310
3.10%, 03/15/30 (a)	200,000	204,252
6.35%, 01/15/31 (a)	250,000	315,395
6.00%, 06/15/35	100,000	123,377
4.95%, 07/13/47 (a)	225,000	262,460
5.20%, 07/15/48 (a)	450,000	546,565
4.45%, 09/01/49 (a)	300,000	332,643
4.50%, 03/15/50 (a)	50,000	55,510
7.15%, 01/15/51 (a)	200,000	293,168
Ovintiv Exploration, Inc.
5.63%, 07/01/24	400,000	441,048
5.38%, 01/01/26 (a)	300,000	333,081
Ovintiv, Inc.
7.20%, 11/01/31	100,000	130,302
7.38%, 11/01/31	300,000	395,445
6.50%, 08/15/34	100,000	128,722
6.63%, 08/15/37	250,000	327,145
6.50%, 02/01/38	200,000	258,676
Phillips 66
3.70%, 04/06/23	200,000	206,880
3.85%, 04/09/25 (a)	200,000	213,524
1.30%, 02/15/26 (a)	200,000	196,432
3.90%, 03/15/28 (a)	300,000	325,449
2.15%, 12/15/30 (a)	350,000	337,239
4.65%, 11/15/34 (a)	350,000	411,614
5.88%, 05/01/42	500,000	690,080
4.88%, 11/15/44 (a)	675,000	855,232
3.30%, 03/15/52 (a)	325,000	326,885
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	102,478
3.61%, 02/15/25 (a)	300,000	316,284
3.75%, 03/01/28 (a)	175,000	188,339
3.15%, 12/15/29 (a)	300,000	311,064
4.68%, 02/15/45 (a)	200,000	235,300
4.90%, 10/01/46 (a)	175,000	214,137
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	500,000	494,735
1.13%, 01/15/26 (a)	400,000	389,252
1.90%, 08/15/30 (a)	400,000	380,312
2.15%, 01/15/31 (a)	350,000	338,408
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	324,615
4.30%, 01/31/43 (a)	200,000	204,874
4.90%, 02/15/45 (a)	200,000	219,184
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	200,000	203,034
3.85%, 10/15/23 (a)	200,000	207,692
4.65%, 10/15/25 (a)	600,000	654,702
4.50%, 12/15/26 (a)	310,000	340,423
3.55%, 12/15/29 (a)	150,000	156,159
3.80%, 09/15/30 (a)	250,000	263,555
5.15%, 06/01/42 (a)	150,000	167,232
4.70%, 06/15/44 (a)	250,000	267,343
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	550,000	575,828
5.75%, 05/15/24 (a)	675,000	734,467
5.63%, 03/01/25 (a)	750,000	833,220

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 06/30/26 (a)	600,000	688,620
5.00%, 03/15/27 (a)	600,000	675,396
4.20%, 03/15/28 (a)	450,000	494,190
4.50%, 05/15/30 (a)	525,000	594,148
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	199,610
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	600,000	626,898
2.65%, 06/26/30 (a)	400,000	410,016
Shell International Finance BV
3.50%, 11/13/23 (a)	300,000	314,604
2.00%, 11/07/24 (a)	300,000	307,710
3.25%, 05/11/25	1,150,000	1,225,946
2.88%, 05/10/26	500,000	532,305
2.50%, 09/12/26	400,000	419,168
3.88%, 11/13/28 (a)	600,000	671,862
2.38%, 11/07/29 (a)	475,000	486,352
2.75%, 04/06/30 (a)	750,000	785,392
4.13%, 05/11/35	850,000	995,324
6.38%, 12/15/38	1,500,000	2,197,785
3.63%, 08/21/42	150,000	165,690
4.55%, 08/12/43	825,000	1,033,535
4.38%, 05/11/45	250,000	305,338
4.00%, 05/10/46	725,000	847,467
3.75%, 09/12/46	400,000	451,288
3.13%, 11/07/49 (a)	500,000	517,165
3.25%, 04/06/50 (a)	750,000	799,852
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	320,139
3.50%, 03/15/25 (a)	200,000	210,936
5.95%, 09/25/43 (a)	250,000	349,395
4.50%, 03/15/45 (a)	100,000	115,588
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	153,545
3.10%, 05/15/25 (a)	150,000	157,049
5.35%, 07/15/33	200,000	242,892
5.95%, 12/01/34	250,000	323,455
5.95%, 05/15/35	350,000	453,488
6.80%, 05/15/38	450,000	633,316
6.50%, 06/15/38	450,000	618,543
6.85%, 06/01/39	150,000	216,621
4.00%, 11/15/47 (a)	250,000	280,605
3.75%, 03/04/51 (a)	200,000	217,212
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	203,634
4.25%, 04/01/24 (a)	250,000	262,998
5.95%, 12/01/25 (a)	150,000	171,141
4.00%, 10/01/27 (a)	400,000	430,132
6.10%, 02/15/42	100,000	122,743
4.95%, 01/15/43 (a)	150,000	164,702
5.30%, 04/01/44 (a)	250,000	286,975
5.35%, 05/15/45 (a)	300,000	347,313
5.40%, 10/01/47 (a)	550,000	649,709
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	214,650
3.90%, 05/25/27 (a)	100,000	109,702
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	350,000	360,335
TotalEnergies Capital International S.A.
2.70%, 01/25/23	350,000	358,022
3.70%, 01/15/24	400,000	421,860
3.75%, 04/10/24	500,000	531,140
2.43%, 01/10/25 (a)	350,000	362,383
3.46%, 02/19/29 (a)	456,000	496,488
2.83%, 01/10/30 (a)	375,000	394,432
2.99%, 06/29/41 (a)	300,000	305,808
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.46%, 07/12/49 (a)	300,000	325,293
3.13%, 05/29/50 (a)	850,000	875,389
3.39%, 06/29/60 (a)	300,000	320,868
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	307,461
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	300,000	312,591
4.88%, 01/15/26 (a)	350,000	390,600
4.25%, 05/15/28 (a)	450,000	502,708
4.10%, 04/15/30 (a)	150,000	167,514
2.50%, 10/12/31 (a)	150,000	149,229
4.63%, 03/01/34 (a)	650,000	765,973
6.20%, 10/15/37	250,000	341,020
4.75%, 05/15/38 (a)	350,000	418,946
7.25%, 08/15/38	100,000	150,341
7.63%, 01/15/39	550,000	857,494
6.10%, 06/01/40	250,000	347,432
5.00%, 10/16/43 (a)	300,000	375,750
4.88%, 05/15/48 (a)	350,000	446,974
5.10%, 03/15/49 (a)	450,000	598,500
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	305,488
4.00%, 03/15/28 (a)	250,000	274,260
3.25%, 05/15/30 (a)	250,000	263,808
5.40%, 08/15/41 (a)	150,000	193,281
4.45%, 08/01/42 (a)	100,000	116,980
4.60%, 03/15/48 (a)	200,000	243,586
Valero Energy Corp.
1.20%, 03/15/24	300,000	299,808
3.65%, 03/15/25	173,000	182,984
2.85%, 04/15/25 (a)	400,000	415,764
3.40%, 09/15/26 (a)	450,000	481,045
2.15%, 09/15/27 (a)	200,000	199,864
4.35%, 06/01/28 (a)	350,000	386,200
4.00%, 04/01/29 (a)	450,000	490,909
7.50%, 04/15/32	150,000	206,963
6.63%, 06/15/37	450,000	609,039
4.90%, 03/15/45	250,000	297,180
3.65%, 12/01/51 (a)	300,000	298,716
Valero Energy Partners LP
4.38%, 12/15/26 (a)	200,000	220,808
4.50%, 03/15/28 (a)	200,000	221,844
Western Union Co.
3.50%, 10/15/51 (a)	250,000	254,305
Williams Cos., Inc.
3.70%, 01/15/23 (a)	250,000	255,858
4.50%, 11/15/23 (a)	350,000	369,078
4.30%, 03/04/24 (a)	150,000	158,625
4.55%, 06/24/24 (a)	450,000	482,382
3.90%, 01/15/25 (a)	487,000	518,937
4.00%, 09/15/25 (a)	250,000	270,320
3.75%, 06/15/27 (a)	750,000	810,780
3.50%, 11/15/30 (a)	350,000	374,129
8.75%, 03/15/32	250,000	371,900
6.30%, 04/15/40	600,000	812,934
5.80%, 11/15/43 (a)	200,000	263,452
5.75%, 06/24/44 (a)	200,000	261,312
4.90%, 01/15/45 (a)	150,000	180,036
5.10%, 09/15/45 (a)	500,000	618,050
4.85%, 03/01/48 (a)	300,000	366,204
		178,535,000
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	130,000	160,046

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Institute of Technology
4.70%, 11/01/11	150,000	220,580
3.65%, 09/01/19 (a)	200,000	234,994
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	550,000	602,926
Duke University
2.68%, 10/01/44	200,000	201,672
2.76%, 10/01/50	100,000	103,733
2.83%, 10/01/55	200,000	207,834
Emory University
2.97%, 09/01/50 (a)	250,000	264,427
George Washington University
4.30%, 09/15/44	150,000	191,439
4.87%, 09/15/45	150,000	202,716
4.13%, 09/15/48 (a)	210,000	256,084
Georgetown University
4.32%, 04/01/49 (a)	76,000	94,751
2.94%, 04/01/50	225,000	226,892
5.22%, 10/01/18 (a)	100,000	144,110
Johns Hopkins University
4.08%, 07/01/53	150,000	199,398
2.81%, 01/01/60 (a)	150,000	154,053
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	242,800
2.41%, 06/01/50 (a)	250,000	244,347
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	60,957
2.99%, 07/01/50 (a)	200,000	220,728
2.29%, 07/01/51 (a)	150,000	144,282
5.60%, 07/01/11	315,000	561,717
4.68%, 07/01/14	200,000	300,214
3.89%, 07/01/16	100,000	126,150
Northeastern University
2.89%, 10/01/50	150,000	149,994
Northwestern University
4.64%, 12/01/44	200,000	260,802
2.64%, 12/01/50 (a)	250,000	256,625
3.66%, 12/01/57 (a)	50,000	62,615
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	68,310
3.15%, 07/15/46 (a)	207,000	235,682
2.52%, 10/15/50 (a)	200,000	202,088
3.30%, 07/15/56 (a)	200,000	230,908
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	204,450
2.35%, 01/15/32 (a)	200,000	194,748
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	227,244
The American University
3.67%, 04/01/49	200,000	231,212
Trustees of Boston College
3.13%, 07/01/52	150,000	161,798
Trustees of Princeton University
5.70%, 03/01/39	200,000	289,198
2.52%, 07/01/50 (a)	200,000	201,422
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	200,000	192,332
4.67%, 09/01/12	50,000	76,202
3.61%, 02/15/19 (a)	150,000	175,374
University of Chicago
2.76%, 04/01/45 (a)	150,000	152,346
2.55%, 04/01/50 (a)	300,000	290,979
4.00%, 10/01/53 (a)	100,000	126,597
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	174,821
3.39%, 02/15/48 (a)	149,000	174,157
University of Southern California
3.03%, 10/01/39	400,000	424,012
3.84%, 10/01/47 (a)	200,000	236,596
5.25%, 10/01/11	100,000	166,632
3.23%, 10/01/20 (a)	150,000	154,011
William Marsh Rice University
3.57%, 05/15/45	200,000	232,806
3.77%, 05/15/55	100,000	128,803
Yale University
0.87%, 04/15/25 (a)	75,000	74,659
1.48%, 04/15/30 (a)	300,000	292,977
2.40%, 04/15/50 (a)	200,000	197,028
		11,614,278
Technology 2.6%
Adobe, Inc.
1.70%, 02/01/23	100,000	101,144
1.90%, 02/01/25 (a)	150,000	153,746
3.25%, 02/01/25 (a)	530,000	561,132
2.15%, 02/01/27 (a)	300,000	308,694
2.30%, 02/01/30 (a)	450,000	460,309
Alphabet, Inc.
3.38%, 02/25/24	450,000	475,029
0.45%, 08/15/25 (a)	350,000	342,269
2.00%, 08/15/26 (a)	500,000	516,255
0.80%, 08/15/27 (a)	250,000	241,135
1.10%, 08/15/30 (a)	750,000	707,272
1.90%, 08/15/40 (a)	500,000	456,315
2.05%, 08/15/50 (a)	1,000,000	899,190
2.25%, 08/15/60 (a)	650,000	582,458
Altera Corp.
4.10%, 11/15/23	350,000	369,988
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	248,910
Analog Devices, Inc.
2.95%, 04/01/25 (a)	250,000	262,660
3.50%, 12/05/26 (a)	200,000	218,376
1.70%, 10/01/28 (a)	200,000	198,944
2.10%, 10/01/31 (a)	350,000	350,851
2.80%, 10/01/41 (a)	300,000	304,050
2.95%, 10/01/51 (a)	250,000	257,120
Apple Inc.
2.40%, 01/13/23 (a)	250,000	254,678
2.85%, 02/23/23 (a)	500,000	511,250
2.40%, 05/03/23	1,950,000	1,996,176
0.75%, 05/11/23	625,000	627,387
3.00%, 02/09/24 (a)	600,000	625,206
3.45%, 05/06/24	950,000	1,004,957
2.85%, 05/11/24 (a)	650,000	677,579
1.80%, 09/11/24 (a)	250,000	255,453
2.75%, 01/13/25 (a)	500,000	522,965
2.50%, 02/09/25	500,000	520,615
1.13%, 05/11/25 (a)	800,000	798,696
3.20%, 05/13/25	800,000	851,560
0.55%, 08/20/25 (a)	500,000	488,110
0.70%, 02/08/26 (a)	800,000	781,840
3.25%, 02/23/26 (a)	850,000	909,942
2.45%, 08/04/26 (a)	800,000	836,056
2.05%, 09/11/26 (a)	850,000	874,310
3.35%, 02/09/27 (a)	775,000	842,526
3.20%, 05/11/27 (a)	550,000	593,615
3.00%, 06/20/27 (a)	500,000	536,360

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 09/12/27 (a)	550,000	586,690
3.00%, 11/13/27 (a)	500,000	537,225
1.20%, 02/08/28 (a)	750,000	729,045
1.40%, 08/05/28 (a)	750,000	734,977
2.20%, 09/11/29 (a)	550,000	563,376
1.65%, 05/11/30 (a)	550,000	537,889
1.25%, 08/20/30 (a)	500,000	472,675
1.65%, 02/08/31 (a)	1,000,000	975,330
1.70%, 08/05/31 (a)	600,000	586,164
4.50%, 02/23/36 (a)	300,000	377,079
2.38%, 02/08/41 (a)	650,000	631,423
3.85%, 05/04/43	1,150,000	1,359,978
4.45%, 05/06/44	230,000	293,952
3.45%, 02/09/45	950,000	1,062,983
4.38%, 05/13/45	1,000,000	1,267,120
4.65%, 02/23/46 (a)	850,000	1,119,101
3.85%, 08/04/46 (a)	288,000	341,856
4.25%, 02/09/47 (a)	500,000	628,485
3.75%, 09/12/47 (a)	500,000	585,500
3.75%, 11/13/47 (a)	669,000	788,564
2.95%, 09/11/49 (a)	650,000	674,082
2.65%, 05/11/50 (a)	700,000	689,213
2.40%, 08/20/50 (a)	600,000	565,290
2.65%, 02/08/51 (a)	350,000	344,610
2.70%, 08/05/51 (a)	500,000	497,385
2.55%, 08/20/60 (a)	700,000	661,045
2.80%, 02/08/61 (a)	550,000	545,363
2.85%, 08/05/61 (a)	450,000	453,159
Applied Materials, Inc.
3.90%, 10/01/25 (a)	350,000	380,894
3.30%, 04/01/27 (a)	400,000	432,088
1.75%, 06/01/30 (a)	250,000	245,485
5.10%, 10/01/35 (a)	100,000	130,044
5.85%, 06/15/41	400,000	584,784
4.35%, 04/01/47 (a)	100,000	127,772
2.75%, 06/01/50 (a)	300,000	302,427
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	150,000	154,416
3.25%, 09/08/24 (a)	300,000	313,092
4.00%, 04/01/25 (a)	50,000	53,399
3.88%, 01/12/28 (a)	225,000	244,022
Autodesk, Inc.
4.38%, 06/15/25 (a)	700,000	762,447
2.85%, 01/15/30 (a)	50,000	51,808
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	268,615
1.70%, 05/15/28 (a)	350,000	349,489
1.25%, 09/01/30 (a)	350,000	330,950
Avnet, Inc.
4.63%, 04/15/26 (a)	400,000	438,660
Baidu, Inc.
3.88%, 09/29/23 (a)	500,000	520,520
4.38%, 05/14/24 (a)	350,000	372,526
3.08%, 04/07/25 (a)	200,000	207,614
4.13%, 06/30/25	200,000	215,166
1.72%, 04/09/26 (a)	200,000	197,582
4.38%, 03/29/28 (a)	250,000	277,245
4.88%, 11/14/28 (a)	200,000	229,578
3.43%, 04/07/30 (a)	200,000	210,160
2.38%, 10/09/30 (a)	200,000	194,602
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	314,019
3.13%, 01/15/25 (a)	100,000	104,593
3.88%, 01/15/27 (a)	1,000,000	1,084,890
3.50%, 01/15/28 (a)	250,000	267,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	211,602
4.70%, 04/15/25 (a)	300,000	328,218
3.15%, 11/15/25 (a)	350,000	367,661
4.25%, 04/15/26 (a)	400,000	437,584
3.46%, 09/15/26 (a)	254,000	270,695
1.95%, 02/15/28 (a)(b)	300,000	295,752
4.11%, 09/15/28 (a)	855,000	938,807
4.75%, 04/15/29 (a)	850,000	968,668
5.00%, 04/15/30 (a)	600,000	698,772
4.15%, 11/15/30 (a)	843,000	935,789
2.45%, 02/15/31 (a)(b)	900,000	880,614
4.30%, 11/15/32 (a)	850,000	958,774
2.60%, 02/15/33 (a)(b)	600,000	582,624
3.42%, 04/15/33 (a)(b)	600,000	627,336
3.47%, 04/15/34 (a)(b)	850,000	887,995
3.14%, 11/15/35 (a)(b)	1,131,000	1,138,046
3.19%, 11/15/36 (a)(b)	707,000	709,948
3.50%, 02/15/41 (a)(b)	1,000,000	1,019,490
3.75%, 02/15/51 (a)(b)	500,000	524,045
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	213,630
2.90%, 12/01/29 (a)	350,000	361,809
2.60%, 05/01/31 (a)	250,000	252,580
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	161,370
CDW LLC
4.25%, 04/01/28 (a)	200,000	207,344
3.25%, 02/15/29 (a)	200,000	202,074
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	200,000	219,228
4.13%, 05/01/25 (a)	250,000	257,650
2.67%, 12/01/26 (a)	350,000	359,293
3.57%, 12/01/31 (a)	350,000	364,683
CGI, Inc.
1.45%, 09/14/26 (a)(b)	200,000	195,852
Cisco Systems, Inc.
2.60%, 02/28/23	100,000	102,271
2.20%, 09/20/23 (a)	420,000	430,046
3.63%, 03/04/24	225,000	238,808
3.50%, 06/15/25	250,000	269,138
2.95%, 02/28/26	350,000	372,991
2.50%, 09/20/26 (a)	450,000	473,760
5.90%, 02/15/39	500,000	720,145
5.50%, 01/15/40	900,000	1,259,118
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	194,780
4.50%, 12/01/27 (a)	400,000	434,176
3.30%, 03/01/30 (a)	400,000	406,184
Corning, Inc.
5.75%, 08/15/40	200,000	272,096
4.75%, 03/15/42	50,000	62,928
5.35%, 11/15/48 (a)	100,000	138,625
3.90%, 11/15/49 (a)	150,000	169,752
4.38%, 11/15/57 (a)	300,000	359,922
5.85%, 11/15/68 (a)	150,000	221,675
5.45%, 11/15/79 (a)	400,000	529,128
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	333,000	351,751
4.00%, 07/15/24 (a)	250,000	265,503
5.85%, 07/15/25 (a)	200,000	227,022
6.02%, 06/15/26 (a)	1,600,000	1,855,344
4.90%, 10/01/26 (a)	500,000	564,070
6.10%, 07/15/27 (a)	300,000	359,667
5.30%, 10/01/29 (a)	650,000	764,452
6.20%, 07/15/30 (a)	350,000	442,890

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.10%, 07/15/36 (a)	301,000	459,844
3.38%, 12/15/41 (a)(b)	250,000	247,730
8.35%, 07/15/46 (a)	481,000	806,507
3.45%, 12/15/51 (a)(b)	400,000	384,644
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	247,765
Equifax, Inc.
3.95%, 06/15/23 (a)	150,000	155,994
2.60%, 12/01/24 (a)	300,000	310,500
2.60%, 12/15/25 (a)	150,000	155,388
3.10%, 05/15/30 (a)	300,000	314,859
2.35%, 09/15/31 (a)	250,000	246,933
Equinix, Inc.
2.63%, 11/18/24 (a)	400,000	412,768
1.00%, 09/15/25 (a)	450,000	438,138
1.45%, 05/15/26 (a)	350,000	343,830
2.90%, 11/18/26 (a)	100,000	104,056
1.55%, 03/15/28 (a)	250,000	240,933
3.20%, 11/18/29 (a)	650,000	683,696
2.15%, 07/15/30 (a)	400,000	389,152
2.50%, 05/15/31 (a)	350,000	350,784
3.00%, 07/15/50 (a)	300,000	287,130
2.95%, 09/15/51 (a)	250,000	236,603
Fidelity National Information Services, Inc.
0.38%, 03/01/23	300,000	298,623
0.60%, 03/01/24	400,000	394,288
1.15%, 03/01/26 (a)	350,000	341,586
1.65%, 03/01/28 (a)	250,000	242,153
3.75%, 05/21/29 (a)	50,000	54,548
2.25%, 03/01/31 (a)	450,000	440,829
3.10%, 03/01/41 (a)	250,000	252,360
4.50%, 08/15/46 (a)	100,000	121,738
Fiserv, Inc.
3.80%, 10/01/23 (a)	350,000	366,072
2.75%, 07/01/24 (a)	850,000	879,597
3.85%, 06/01/25 (a)	250,000	267,393
3.20%, 07/01/26 (a)	650,000	688,480
2.25%, 06/01/27 (a)	200,000	203,616
4.20%, 10/01/28 (a)	500,000	560,780
3.50%, 07/01/29 (a)	950,000	1,022,447
2.65%, 06/01/30 (a)	200,000	203,200
4.40%, 07/01/49 (a)	800,000	956,104
Flex Ltd.
4.75%, 06/15/25 (a)	350,000	381,825
3.75%, 02/01/26 (a)	350,000	374,265
4.88%, 06/15/29 (a)	200,000	227,642
4.88%, 05/12/30 (a)	250,000	285,233
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	194,036
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	263,573
Global Payments, Inc.
3.75%, 06/01/23 (a)	400,000	412,332
1.50%, 11/15/24 (a)	200,000	200,118
2.65%, 02/15/25 (a)	200,000	205,734
1.20%, 03/01/26 (a)	600,000	584,034
4.45%, 06/01/28 (a)	250,000	279,015
3.20%, 08/15/29 (a)	400,000	416,780
2.90%, 05/15/30 (a)	375,000	382,252
2.90%, 11/15/31 (a)	250,000	254,268
4.15%, 08/15/49 (a)	350,000	402,276
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	450,000	457,105
1.45%, 04/01/24 (a)	200,000	201,314
4.90%, 10/15/25 (a)	1,200,000	1,332,132
1.75%, 04/01/26 (a)	350,000	350,186
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 10/15/35 (a)	100,000	131,415
6.35%, 10/15/45 (a)	450,000	603,445
HP, Inc.
2.20%, 06/17/25 (a)	450,000	460,138
3.00%, 06/17/27 (a)	200,000	210,656
3.40%, 06/17/30 (a)	700,000	740,320
2.65%, 06/17/31 (a)(b)	250,000	247,175
6.00%, 09/15/41	400,000	533,212
IHS Markit Ltd.
4.13%, 08/01/23 (a)	150,000	156,723
3.63%, 05/01/24 (a)	120,000	125,887
4.25%, 05/01/29 (a)	200,000	226,864
Intel Corp.
2.88%, 05/11/24 (a)	200,000	208,224
3.40%, 03/25/25 (a)	600,000	638,934
3.70%, 07/29/25 (a)	650,000	701,259
2.60%, 05/19/26 (a)	250,000	262,610
3.75%, 03/25/27 (a)	250,000	275,328
3.15%, 05/11/27 (a)	500,000	536,850
2.45%, 11/15/29 (a)	700,000	724,563
3.90%, 03/25/30 (a)	600,000	682,338
2.00%, 08/12/31 (a)	500,000	497,350
4.00%, 12/15/32	100,000	117,232
4.60%, 03/25/40 (a)	300,000	373,992
2.80%, 08/12/41 (a)	300,000	299,937
4.80%, 10/01/41	300,000	390,300
4.25%, 12/15/42	250,000	303,750
4.90%, 07/29/45 (a)	150,000	199,482
4.10%, 05/19/46 (a)	450,000	535,621
4.10%, 05/11/47 (a)	225,000	270,569
3.73%, 12/08/47 (a)	650,000	739,251
3.25%, 11/15/49 (a)	600,000	634,968
4.75%, 03/25/50 (a)	900,000	1,200,114
3.05%, 08/12/51 (a)	500,000	513,210
3.10%, 02/15/60 (a)	350,000	354,431
4.95%, 03/25/60 (a)	350,000	492,772
3.20%, 08/12/61 (a)	250,000	257,073
International Business Machines Corp.
3.38%, 08/01/23	300,000	311,892
3.63%, 02/12/24	1,150,000	1,211,973
3.00%, 05/15/24	750,000	783,825
7.00%, 10/30/25	150,000	180,926
3.45%, 02/19/26	700,000	751,107
3.30%, 05/15/26	800,000	856,728
3.30%, 01/27/27	350,000	375,935
1.70%, 05/15/27 (a)	100,000	99,752
3.50%, 05/15/29	1,350,000	1,467,652
1.95%, 05/15/30 (a)	400,000	391,372
5.88%, 11/29/32	300,000	396,000
4.15%, 05/15/39	850,000	984,436
2.85%, 05/15/40 (a)	300,000	295,722
4.00%, 06/20/42	375,000	431,486
4.70%, 02/19/46	300,000	387,888
4.25%, 05/15/49	950,000	1,154,117
2.95%, 05/15/50 (a)	300,000	293,991
7.13%, 12/01/96	150,000	281,933
Intuit, Inc.
0.95%, 07/15/25 (a)	300,000	296,037
1.35%, 07/15/27 (a)	450,000	441,301
1.65%, 07/15/30 (a)	50,000	48,376
Jabil, Inc.
3.95%, 01/12/28 (a)	350,000	382,571
3.60%, 01/15/30 (a)	100,000	108,468
3.00%, 01/15/31 (a)	300,000	309,087

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	250,000	246,355
3.75%, 08/15/29 (a)	250,000	271,163
2.00%, 12/10/30 (a)	200,000	189,578
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	108,249
4.60%, 04/06/27 (a)	600,000	677,316
KLA Corp.
4.65%, 11/01/24 (a)	500,000	542,200
4.10%, 03/15/29 (a)	174,000	197,010
5.00%, 03/15/49 (a)	200,000	270,572
3.30%, 03/01/50 (a)	200,000	214,308
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(b)	250,000	243,915
3.15%, 10/15/31 (a)(b)	250,000	242,268
4.10%, 10/15/41 (a)(b)	200,000	194,124
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	160,839
3.75%, 03/15/26 (a)	200,000	218,170
4.00%, 03/15/29 (a)	400,000	449,280
1.90%, 06/15/30 (a)	250,000	246,008
4.88%, 03/15/49 (a)	295,000	401,610
2.88%, 06/15/50 (a)	300,000	300,513
3.13%, 06/15/60 (a)	200,000	205,512
Leidos, Inc.
2.95%, 05/15/23 (a)	150,000	153,636
3.63%, 05/15/25 (a)	200,000	212,412
4.38%, 05/15/30 (a)	300,000	334,884
2.30%, 02/15/31 (a)	400,000	384,192
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	400,000	395,920
2.45%, 04/15/28 (a)	250,000	254,030
4.88%, 06/22/28 (a)	164,000	187,641
2.95%, 04/15/31 (a)	250,000	256,023
Mastercard, Inc.
3.38%, 04/01/24	250,000	263,690
2.00%, 03/03/25 (a)	300,000	307,551
2.95%, 11/21/26 (a)	300,000	319,629
3.30%, 03/26/27 (a)	500,000	541,050
2.95%, 06/01/29 (a)	350,000	374,822
3.35%, 03/26/30 (a)	600,000	660,558
1.90%, 03/15/31 (a)	100,000	100,041
2.00%, 11/18/31 (a)	250,000	249,443
3.80%, 11/21/46 (a)	200,000	236,938
3.95%, 02/26/48 (a)	100,000	120,828
3.65%, 06/01/49 (a)	300,000	348,267
3.85%, 03/26/50 (a)	500,000	601,725
2.95%, 03/15/51 (a)	250,000	260,963
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	200,000	216,032
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	650,000	677,781
0.97%, 02/15/24	400,000	396,688
4.25%, 09/01/25 (a)	450,000	468,193
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	55,772
4.19%, 02/15/27 (a)	350,000	384,408
5.33%, 02/06/29 (a)	300,000	354,276
4.66%, 02/15/30 (a)	450,000	517,788
2.70%, 04/15/32 (a)	350,000	351,596
3.37%, 11/01/41 (a)	200,000	205,644
Microsoft Corp.
2.38%, 05/01/23 (a)	250,000	254,775
2.00%, 08/08/23 (a)	700,000	713,531
3.63%, 12/15/23 (a)	550,000	578,259
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 02/06/24 (a)	567,000	590,100
2.70%, 02/12/25 (a)	900,000	941,526
3.13%, 11/03/25 (a)	1,200,000	1,280,004
2.40%, 08/08/26 (a)	1,400,000	1,466,262
3.30%, 02/06/27 (a)	925,000	1,007,602
3.50%, 02/12/35 (a)	950,000	1,089,346
4.20%, 11/03/35 (a)	400,000	491,520
3.45%, 08/08/36 (a)	750,000	860,947
4.10%, 02/06/37 (a)	600,000	731,400
3.50%, 11/15/42	50,000	57,452
3.75%, 02/12/45 (a)	75,000	89,022
4.45%, 11/03/45 (a)	200,000	264,318
3.70%, 08/08/46 (a)	650,000	781,371
4.25%, 02/06/47 (a)	300,000	388,839
2.53%, 06/01/50 (a)	2,050,000	2,015,273
2.92%, 03/17/52 (a)	1,944,000	2,065,286
4.00%, 02/12/55 (a)	200,000	255,502
3.95%, 08/08/56 (a)	300,000	377,439
4.50%, 02/06/57 (a)	250,000	350,740
2.68%, 06/01/60 (a)	1,260,000	1,257,417
3.04%, 03/17/62 (a)	891,000	963,447
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	107,010
3.75%, 03/24/25 (a)	250,000	267,245
3.25%, 01/15/28 (a)	250,000	268,508
4.25%, 02/01/29 (a)	200,000	226,648
2.00%, 08/19/31 (a)	200,000	194,950
2.75%, 08/19/41 (a)	200,000	195,340
5.25%, 07/15/44	100,000	135,759
4.88%, 12/17/48 (a)	200,000	266,152
2.55%, 08/18/60 (a)	250,000	220,863
3.10%, 11/29/61 (a)	150,000	149,358
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	226,076
4.60%, 05/23/29 (a)	250,000	285,750
2.30%, 11/15/30 (a)	300,000	291,699
2.75%, 05/24/31 (a)	400,000	401,372
5.50%, 09/01/44	200,000	262,940
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	209,692
1.88%, 06/22/25 (a)	300,000	303,333
2.38%, 06/22/27 (a)	200,000	205,290
2.70%, 06/22/30 (a)	250,000	251,780
NVIDIA Corp.
0.31%, 06/15/23 (a)	500,000	497,195
0.58%, 06/14/24 (a)	250,000	247,955
3.20%, 09/16/26 (a)	400,000	431,012
2.85%, 04/01/30 (a)	500,000	531,120
2.00%, 06/15/31 (a)	500,000	497,270
3.50%, 04/01/40 (a)	400,000	449,996
3.50%, 04/01/50 (a)	650,000	744,276
3.70%, 04/01/60 (a)	250,000	299,325
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(b)	250,000	268,595
5.35%, 03/01/26 (a)(b)	300,000	339,252
5.55%, 12/01/28 (a)(b)	250,000	300,115
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(b)	200,000	206,756
3.88%, 06/18/26 (a)(b)	350,000	377,688
3.15%, 05/01/27 (a)(b)	300,000	315,840
4.30%, 06/18/29 (a)(b)	350,000	392,850
3.40%, 05/01/30 (a)(b)	400,000	426,868
2.65%, 02/15/32 (a)(b)	300,000	301,287
3.25%, 05/11/41 (a)(b)	250,000	258,845
3.25%, 11/30/51 (a)(b)	200,000	200,552

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oracle Corp.
2.63%, 02/15/23 (a)	550,000	559,790
3.63%, 07/15/23	200,000	207,618
2.40%, 09/15/23 (a)	850,000	866,940
3.40%, 07/08/24 (a)	650,000	680,316
2.95%, 11/15/24 (a)	570,000	593,136
2.50%, 04/01/25 (a)	1,100,000	1,127,104
2.95%, 05/15/25 (a)	500,000	519,155
1.65%, 03/25/26 (a)	1,000,000	992,260
2.65%, 07/15/26 (a)	756,000	778,234
2.80%, 04/01/27 (a)	850,000	877,429
3.25%, 11/15/27 (a)	950,000	1,003,551
2.30%, 03/25/28 (a)	1,000,000	996,630
2.95%, 04/01/30 (a)	1,200,000	1,214,220
3.25%, 05/15/30 (a)	150,000	155,235
2.88%, 03/25/31 (a)	1,000,000	1,006,230
4.30%, 07/08/34 (a)	850,000	942,998
3.90%, 05/15/35 (a)	350,000	374,717
3.85%, 07/15/36 (a)	350,000	369,331
3.80%, 11/15/37 (a)	700,000	730,002
6.50%, 04/15/38	500,000	674,445
6.13%, 07/08/39	200,000	264,162
3.60%, 04/01/40 (a)	1,150,000	1,157,130
5.38%, 07/15/40	750,000	914,115
3.65%, 03/25/41 (a)	900,000	911,943
4.50%, 07/08/44 (a)	250,000	280,483
4.13%, 05/15/45 (a)	595,000	632,568
4.00%, 07/15/46 (a)	1,050,000	1,093,386
4.00%, 11/15/47 (a)	700,000	728,315
3.60%, 04/01/50 (a)	1,500,000	1,472,220
3.95%, 03/25/51 (a)	1,090,000	1,134,821
4.38%, 05/15/55 (a)	525,000	576,046
3.85%, 04/01/60 (a)	1,200,000	1,192,992
4.10%, 03/25/61 (a)	500,000	523,390
PayPal Holdings, Inc.
1.35%, 06/01/23	350,000	353,000
2.40%, 10/01/24 (a)	450,000	465,862
1.65%, 06/01/25 (a)	350,000	354,606
2.65%, 10/01/26 (a)	400,000	421,004
2.85%, 10/01/29 (a)	550,000	579,870
2.30%, 06/01/30 (a)	300,000	304,728
3.25%, 06/01/50 (a)	400,000	429,472
Qorvo, Inc.
4.38%, 10/15/29 (a)	250,000	267,175
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	250,000	255,313
2.90%, 05/20/24 (a)	125,000	130,276
3.45%, 05/20/25 (a)	650,000	692,601
3.25%, 05/20/27 (a)	350,000	378,112
1.30%, 05/20/28 (a)	484,000	469,267
2.15%, 05/20/30 (a)	400,000	403,840
1.65%, 05/20/32 (a)	850,000	807,032
4.65%, 05/20/35 (a)	300,000	373,269
4.80%, 05/20/45 (a)	500,000	665,445
4.30%, 05/20/47 (a)	350,000	440,842
3.25%, 05/20/50 (a)	375,000	412,976
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	257,455
4.00%, 03/18/29 (a)	350,000	388,437
3.00%, 05/22/30 (a)	300,000	315,306
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	271,085
2.95%, 01/22/27 (a)	300,000	317,475
2.50%, 12/01/29 (a)	200,000	207,056
1.25%, 08/15/30 (a)	250,000	233,760
3.25%, 12/01/49 (a)	250,000	272,145
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
salesforce.com, Inc.
3.25%, 04/11/23 (a)	450,000	464,247
0.63%, 07/15/24 (a)	200,000	198,326
3.70%, 04/11/28 (a)	525,000	582,850
1.50%, 07/15/28 (a)	400,000	395,516
1.95%, 07/15/31 (a)	500,000	495,510
2.70%, 07/15/41 (a)	400,000	399,876
2.90%, 07/15/51 (a)	800,000	818,024
3.05%, 07/15/61 (a)	400,000	413,516
ServiceNow, Inc.
1.40%, 09/01/30 (a)	550,000	513,485
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	198,250
3.00%, 06/01/31 (a)	300,000	302,313
SYNNEX Corp.
1.25%, 08/09/24 (a)(b)	250,000	247,275
1.75%, 08/09/26 (a)(b)	450,000	439,978
2.65%, 08/09/31 (a)(b)	200,000	192,804
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	300,000	301,512
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	194,752
2.00%, 09/03/30 (a)	200,000	187,432
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	250,000	254,145
1.38%, 03/12/25 (a)	250,000	251,408
1.13%, 09/15/26 (a)	200,000	198,180
2.90%, 11/03/27 (a)	350,000	375,473
2.25%, 09/04/29 (a)	350,000	358,512
1.75%, 05/04/30 (a)	250,000	245,653
1.90%, 09/15/31 (a)	300,000	296,565
3.88%, 03/15/39 (a)	50,000	59,182
4.15%, 05/15/48 (a)	550,000	692,054
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	420,916
5.85%, 04/15/40	200,000	281,630
5.65%, 11/23/43 (a)	150,000	207,960
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	260,158
4.75%, 12/01/24 (a)	100,000	108,417
4.90%, 06/15/28 (a)	175,000	199,474
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	300,378
2.50%, 10/25/31 (a)	500,000	506,670
3.13%, 10/25/41 (a)	400,000	417,228
3.25%, 10/25/51 (a)	350,000	369,163
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	173,093
3.70%, 02/15/26 (a)	150,000	161,471
3.13%, 08/15/27 (a)	150,000	160,302
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	165,680
4.75%, 07/15/27 (a)	250,000	260,878
2.70%, 06/15/31 (a)	250,000	251,820
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	323,112
4.13%, 03/15/29 (a)	275,000	306,790
5.50%, 06/15/45 (a)	150,000	203,648
3.63%, 05/15/50 (a)	100,000	109,429
Visa, Inc.
3.15%, 12/14/25 (a)	1,350,000	1,441,206
1.90%, 04/15/27 (a)	400,000	406,896
0.75%, 08/15/27 (a)	150,000	144,372
2.75%, 09/15/27 (a)	150,000	158,756
2.05%, 04/15/30 (a)	650,000	657,572

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.10%, 02/15/31 (a)	350,000	327,093
4.15%, 12/14/35 (a)	800,000	958,352
2.70%, 04/15/40 (a)	250,000	255,725
4.30%, 12/14/45 (a)	1,250,000	1,575,575
3.65%, 09/15/47 (a)	50,000	58,337
2.00%, 08/15/50 (a)	550,000	485,039
VMware, Inc.
0.60%, 08/15/23	500,000	496,725
4.50%, 05/15/25 (a)	350,000	381,664
1.40%, 08/15/26 (a)	500,000	492,185
3.90%, 08/21/27 (a)	500,000	546,565
4.70%, 05/15/30 (a)	650,000	757,009
2.20%, 08/15/31 (a)	500,000	491,760
Western Digital Corp.
4.75%, 02/15/26 (a)	600,000	656,304
3.10%, 02/01/32 (a)	300,000	302,247
Western Union Co.
4.25%, 06/09/23 (a)	300,000	312,600
2.85%, 01/10/25 (a)	200,000	207,234
1.35%, 03/15/26 (a)	250,000	245,710
2.75%, 03/15/31 (a)	150,000	148,623
6.20%, 11/17/36	50,000	61,617
Xilinx, Inc.
2.95%, 06/01/24 (a)	400,000	415,560
2.38%, 06/01/30 (a)	250,000	253,598
		234,289,841
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	147,896	151,936
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	152,374	154,936
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	458,700	461,305
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	40,529	41,314
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	321,551	325,249
BNSF Funding Trust I
6.61%, 12/15/55 (a)(c)	100,000	113,354
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	200,000	204,400
3.85%, 09/01/23 (a)	425,000	442,892
3.40%, 09/01/24 (a)	450,000	475,069
3.00%, 04/01/25 (a)	240,000	252,413
7.00%, 12/15/25	150,000	181,424
3.25%, 06/15/27 (a)	200,000	216,952
6.20%, 08/15/36	100,000	142,555
6.15%, 05/01/37	50,000	71,209
5.75%, 05/01/40 (a)	50,000	69,502
5.05%, 03/01/41 (a)	400,000	522,928
5.40%, 06/01/41 (a)	250,000	338,587
4.40%, 03/15/42 (a)	250,000	305,937
4.38%, 09/01/42 (a)	350,000	427,661
4.45%, 03/15/43 (a)	200,000	247,120
5.15%, 09/01/43 (a)	550,000	741,125
4.90%, 04/01/44 (a)	150,000	196,784
4.55%, 09/01/44 (a)	400,000	504,504
4.70%, 09/01/45 (a)	200,000	257,948
3.90%, 08/01/46 (a)	100,000	117,093
4.05%, 06/15/48 (a)	650,000	783,900
4.15%, 12/15/48 (a)	300,000	368,646
3.05%, 02/15/51 (a)	200,000	207,970
3.30%, 09/15/51 (a)	450,000	490,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	156,600
6.90%, 07/15/28	150,000	195,573
6.38%, 11/15/37	150,000	214,743
3.20%, 08/02/46 (a)	300,000	317,325
3.65%, 02/03/48 (a)	250,000	284,330
4.45%, 01/20/49 (a)	350,000	447,804
2.45%, 05/01/50 (a)	300,000	280,353
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	155,099
1.35%, 12/02/24 (a)	500,000	500,735
2.90%, 02/01/25 (a)	271,000	282,455
4.00%, 06/01/28 (a)	250,000	278,978
2.05%, 03/05/30 (a)	200,000	197,702
7.13%, 10/15/31	200,000	279,916
2.45%, 12/02/31 (a)	500,000	509,120
4.80%, 09/15/35 (a)	45,000	55,606
5.95%, 05/15/37	100,000	137,238
3.00%, 12/02/41 (a)	400,000	409,156
4.80%, 08/01/45 (a)	150,000	193,185
3.10%, 12/02/51 (a)	600,000	614,718
6.13%, 09/15/15 (a)	389,000	580,847
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	225,134
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	165,186	171,286
CSX Corp.
3.40%, 08/01/24 (a)	300,000	315,843
3.35%, 11/01/25 (a)	150,000	160,127
2.60%, 11/01/26 (a)	250,000	260,875
3.25%, 06/01/27 (a)	428,000	459,428
3.80%, 03/01/28 (a)	250,000	275,065
2.40%, 02/15/30 (a)	175,000	178,096
6.00%, 10/01/36	50,000	68,454
6.15%, 05/01/37	500,000	699,365
5.50%, 04/15/41 (a)	350,000	468,821
4.75%, 05/30/42 (a)	50,000	62,810
4.40%, 03/01/43 (a)	200,000	238,276
4.10%, 03/15/44 (a)	250,000	291,215
3.80%, 11/01/46 (a)	250,000	283,440
4.30%, 03/01/48 (a)	50,000	61,090
4.75%, 11/15/48 (a)	250,000	325,372
4.50%, 03/15/49 (a)	200,000	250,804
3.35%, 09/15/49 (a)	200,000	213,380
3.80%, 04/15/50 (a)	150,000	172,242
3.95%, 05/01/50 (a)	300,000	355,245
2.50%, 05/15/51 (a)	250,000	232,525
4.50%, 08/01/54 (a)	200,000	253,430
4.25%, 11/01/66 (a)	250,000	307,025
4.65%, 03/01/68 (a)	125,000	163,308
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	188,000	194,366
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	136,546	134,415
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	236,632	232,188
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	267,615
3.40%, 02/15/28 (a)	350,000	378,392
4.20%, 10/17/28 (a)	100,000	112,998
3.10%, 08/05/29 (a)	350,000	370,261
4.25%, 05/15/30 (a)	300,000	341,460
4.90%, 01/15/34	112,000	135,788
3.90%, 02/01/35	300,000	334,959
3.25%, 05/15/41 (a)	250,000	256,540
3.88%, 08/01/42	300,000	329,307

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 01/15/44	400,000	511,460
4.10%, 02/01/45	227,000	254,767
4.75%, 11/15/45 (a)	265,000	324,156
4.55%, 04/01/46 (a)	500,000	600,645
4.40%, 01/15/47 (a)	100,000	118,385
4.05%, 02/15/48 (a)	250,000	283,137
4.95%, 10/17/48 (a)	400,000	511,868
5.25%, 05/15/50 (a)	550,000	738,793
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(b)	100,000	98,025
2.65%, 07/15/31 (a)(b)	150,000	148,350
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	275,000	299,557
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	228,662	231,374
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32	233,641	251,708
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	153,746
2.88%, 11/15/29 (a)	150,000	155,850
4.30%, 05/15/43 (a)	150,000	174,900
4.95%, 08/15/45 (a)	200,000	256,166
4.70%, 05/01/48 (a)	200,000	251,200
3.50%, 05/01/50 (a)	200,000	214,418
4.20%, 11/15/69 (a)	200,000	236,870
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	215,920
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	400,000	407,504
3.85%, 01/15/24 (a)	50,000	52,427
2.90%, 06/15/26 (a)	550,000	580,255
2.55%, 11/01/29 (a)	100,000	102,894
2.30%, 05/15/31 (a)	200,000	201,568
4.84%, 10/01/41	400,000	506,268
4.45%, 06/15/45 (a)	250,000	308,587
4.65%, 01/15/46 (a)	150,000	188,927
3.94%, 11/01/47 (a)	350,000	406,287
4.15%, 02/28/48 (a)	275,000	328,614
4.10%, 05/15/49 (a)	300,000	357,324
3.40%, 11/01/49 (a)	300,000	321,186
3.05%, 05/15/50 (a)	300,000	305,289
4.05%, 08/15/52 (a)	300,000	360,993
3.16%, 05/15/55 (a)	375,000	384,187
Ryder System, Inc.
3.40%, 03/01/23 (a)	175,000	179,736
3.75%, 06/09/23 (a)	200,000	207,476
3.88%, 12/01/23 (a)	150,000	157,643
3.65%, 03/18/24 (a)	150,000	157,925
2.50%, 09/01/24 (a)	200,000	205,980
3.35%, 09/01/25 (a)	135,000	142,946
2.90%, 12/01/26 (a)	200,000	209,382
Southwest Airlines Co.
4.75%, 05/04/23	300,000	314,385
5.25%, 05/04/25 (a)	350,000	389,039
3.00%, 11/15/26 (a)	350,000	367,146
5.13%, 06/15/27 (a)	475,000	544,407
3.45%, 11/16/27 (a)	300,000	320,955
2.63%, 02/10/30 (a)	500,000	500,640
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	131,961	137,539
Union Pacific Corp.
2.95%, 01/15/23 (a)	150,000	152,724
2.75%, 04/15/23 (a)	100,000	102,085
3.50%, 06/08/23 (a)	100,000	103,616
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 02/15/24 (a)	350,000	366,901
3.15%, 03/01/24 (a)	250,000	261,380
3.25%, 08/15/25 (a)	500,000	531,445
2.75%, 03/01/26 (a)	500,000	524,905
2.15%, 02/05/27 (a)	525,000	539,826
3.70%, 03/01/29 (a)	300,000	332,718
2.40%, 02/05/30 (a)	250,000	255,875
3.38%, 02/01/35 (a)	400,000	438,516
2.89%, 04/06/36 (a)	250,000	262,448
3.60%, 09/15/37 (a)	200,000	224,536
3.55%, 08/15/39 (a)	300,000	332,682
3.20%, 05/20/41 (a)	250,000	266,855
4.05%, 11/15/45 (a)	120,000	142,469
4.05%, 03/01/46 (a)	250,000	297,615
4.00%, 04/15/47 (a)	400,000	475,248
4.50%, 09/10/48 (a)	100,000	127,750
4.30%, 03/01/49 (a)	250,000	312,600
3.25%, 02/05/50 (a)	700,000	753,585
3.80%, 10/01/51 (a)	250,000	293,482
3.95%, 08/15/59 (a)	150,000	178,515
3.84%, 03/20/60 (a)	700,000	824,705
2.97%, 09/16/62 (a)	450,000	445,666
4.10%, 09/15/67 (a)	175,000	213,598
3.75%, 02/05/70 (a)	350,000	401,733
3.80%, 04/06/71 (a)	500,000	582,420
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	914,142	961,723
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	93,164	98,057
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	253,879	265,253
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	473,361	486,104
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	94,626	96,493
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	300,537	314,561
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	286,810	311,863
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	187,116	186,008
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	179,600	187,276
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	250,000	255,220
2.20%, 09/01/24 (a)	150,000	154,475
2.80%, 11/15/24 (a)	150,000	157,019
3.90%, 04/01/25 (a)	450,000	486,310
3.05%, 11/15/27 (a)	450,000	485,464
3.40%, 03/15/29 (a)	100,000	109,445
2.50%, 09/01/29 (a)	150,000	155,685
4.45%, 04/01/30 (a)	325,000	383,263
6.20%, 01/15/38	400,000	577,892
5.20%, 04/01/40 (a)	300,000	404,973
4.88%, 11/15/40 (a)	350,000	458,654
3.63%, 10/01/42	100,000	115,009
3.40%, 11/15/46 (a)	200,000	225,180
3.75%, 11/15/47 (a)	300,000	358,359
4.25%, 03/15/49 (a)	310,000	398,694
3.40%, 09/01/49 (a)	200,000	227,356
5.30%, 04/01/50 (a)	400,000	593,340
		57,365,983
		1,395,572,161

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	104,440
2.10%, 07/01/30 (a)	300,000	289,338
4.15%, 05/01/49 (a)	50,000	56,885
3.45%, 01/15/50 (a)	250,000	256,458
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	281,657
4.25%, 09/15/48 (a)	210,000	254,398
3.80%, 06/15/49 (a)	100,000	114,145
3.65%, 04/01/50 (a)	150,000	166,425
AES Corp.
1.38%, 01/15/26 (a)	250,000	243,343
2.45%, 01/15/31 (a)	350,000	342,149
Alabama Power Co.
3.55%, 12/01/23	350,000	366,933
1.45%, 09/15/30 (a)	250,000	235,623
6.00%, 03/01/39	225,000	314,818
3.85%, 12/01/42	150,000	169,254
4.30%, 01/02/46 (a)	500,000	600,565
3.70%, 12/01/47 (a)	550,000	612,837
4.30%, 07/15/48 (a)	100,000	121,715
3.45%, 10/01/49 (a)	250,000	267,442
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	257,320
3.65%, 02/15/26 (a)	750,000	799,642
3.50%, 01/15/31 (a)	300,000	324,924
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	362,739
3.70%, 12/01/47 (a)	150,000	171,737
3.25%, 03/15/50 (a)	100,000	106,434
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	50,000	53,025
4.30%, 12/01/28 (a)	400,000	447,500
2.30%, 03/01/30 (a)	200,000	196,900
3.25%, 03/01/50 (a)	450,000	447,466
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	529,535
3.30%, 06/01/27 (a)	300,000	321,099
7.00%, 04/01/38	210,000	304,258
4.45%, 06/01/45 (a)	250,000	293,972
4.50%, 03/01/49 (a)	150,000	183,021
3.70%, 05/01/50 (a)	300,000	326,484
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	260,885
5.05%, 09/01/41 (a)	100,000	124,712
4.35%, 11/15/45 (a)	475,000	559,882
4.25%, 03/01/49 (a)	150,000	175,737
3.35%, 05/15/50 (a)	350,000	358,648
2.65%, 09/15/50 (a)	250,000	228,053
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	314,373
3.20%, 04/15/25 (a)	175,000	184,210
3.80%, 06/01/29 (a)	195,000	213,256
Avista Corp.
4.35%, 06/01/48 (a)	150,000	186,437
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	273,215
3.75%, 08/15/47 (a)	250,000	285,652
4.25%, 09/15/48 (a)	100,000	121,849
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	400,000	408,268
3.50%, 02/01/25 (a)	150,000	159,245
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 04/15/25 (a)	600,000	649,998
3.25%, 04/15/28 (a)	525,000	563,608
3.70%, 07/15/30 (a)	200,000	222,180
6.13%, 04/01/36	637,000	870,027
5.95%, 05/15/37	250,000	337,555
5.15%, 11/15/43 (a)	260,000	335,364
4.50%, 02/01/45 (a)	350,000	425,316
3.80%, 07/15/48 (a)	250,000	279,732
4.45%, 01/15/49 (a)	200,000	248,348
4.25%, 10/15/50 (a)	350,000	427,742
2.85%, 05/15/51 (a)	350,000	337,771
Black Hills Corp.
3.05%, 10/15/29 (a)	350,000	366,418
2.50%, 06/15/30 (a)	250,000	248,520
4.35%, 05/01/33 (a)	400,000	454,572
4.20%, 09/15/46 (a)	100,000	114,322
3.88%, 10/15/49 (a)	150,000	166,353
CenterPoint Energy Houston Electric LLC
6.95%, 03/15/33	50,000	69,288
3.55%, 08/01/42 (a)	128,000	143,059
3.95%, 03/01/48 (a)	200,000	239,196
4.25%, 02/01/49 (a)	350,000	437,031
2.90%, 07/01/50 (a)	150,000	151,848
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	205,724
4.25%, 11/01/28 (a)	400,000	446,880
2.95%, 03/01/30 (a)	400,000	413,544
3.70%, 09/01/49 (a)	200,000	218,606
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	370,000	395,293
4.97%, 05/01/46 (a)	100,000	121,225
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	365,477
3.45%, 08/15/27 (a)	200,000	215,174
4.88%, 03/01/44 (a)	100,000	126,336
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	128,672
3.70%, 08/15/28 (a)	750,000	825,037
6.45%, 01/15/38	300,000	437,205
3.80%, 10/01/42 (a)	200,000	226,056
4.60%, 08/15/43 (a)	150,000	187,044
4.70%, 01/15/44 (a)	150,000	190,500
3.70%, 03/01/45 (a)	250,000	280,630
4.35%, 11/15/45 (a)	150,000	182,253
3.65%, 06/15/46 (a)	250,000	279,420
3.75%, 08/15/47 (a)	250,000	284,447
4.00%, 03/01/48 (a)	350,000	412,975
4.00%, 03/01/49 (a)	200,000	238,032
3.20%, 11/15/49 (a)	100,000	105,032
3.00%, 03/01/50 (a)	400,000	408,924
3.13%, 03/15/51 (a)	250,000	260,595
Connecticut Light and Power Co.
2.50%, 01/15/23 (a)	50,000	50,738
0.75%, 12/01/25 (a)	50,000	48,656
3.20%, 03/15/27 (a)	200,000	213,644
2.05%, 07/01/31 (a)	300,000	296,931
4.30%, 04/15/44 (a)	250,000	306,545
4.00%, 04/01/48 (a)	250,000	301,072
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	400,000	430,696
5.30%, 03/01/35	350,000	434,217
5.85%, 03/15/36	50,000	65,969
6.75%, 04/01/38	350,000	507,888
5.50%, 12/01/39	250,000	323,005
5.70%, 06/15/40	150,000	199,755
3.95%, 03/01/43 (a)	500,000	545,460

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 03/15/44 (a)	450,000	530,392
3.88%, 06/15/47 (a)	300,000	330,189
4.13%, 05/15/49 (a)	200,000	230,926
3.95%, 04/01/50 (a)	350,000	402,878
4.63%, 12/01/54 (a)	425,000	530,791
4.30%, 12/01/56 (a)	300,000	359,022
4.00%, 11/15/57 (a)	300,000	342,786
4.50%, 05/15/58 (a)	240,000	295,747
3.70%, 11/15/59 (a)	400,000	430,676
3.00%, 12/01/60 (a)	200,000	187,760
3.60%, 06/15/61 (a)	200,000	213,168
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	300,000	297,795
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	258,450
3.95%, 05/15/43 (a)	250,000	288,142
4.05%, 05/15/48 (a)	200,000	240,000
4.35%, 04/15/49 (a)	350,000	442,358
3.75%, 02/15/50 (a)	100,000	115,658
3.10%, 08/15/50 (a)	300,000	314,421
3.50%, 08/01/51 (a)	100,000	112,958
2.50%, 05/01/60 (a)	300,000	265,680
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	285,532
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	520,810
4.15%, 05/15/45 (a)	200,000	235,302
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	151,370
5.30%, 05/15/33	250,000	319,750
6.05%, 01/15/38	250,000	352,790
5.45%, 02/01/41 (a)	100,000	135,436
5.10%, 06/01/65 (a)	275,000	397,413
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	233,242
2.85%, 08/15/26 (a)	300,000	313,200
3.60%, 03/15/27 (a)	200,000	215,670
4.25%, 06/01/28 (a)	350,000	391,783
3.38%, 04/01/30 (a)	550,000	586,327
6.30%, 03/15/33	45,000	59,304
5.25%, 08/01/33	300,000	369,351
5.95%, 06/15/35	150,000	197,297
7.00%, 06/15/38	200,000	290,000
4.90%, 08/01/41 (a)	200,000	247,196
4.05%, 09/15/42 (a)	400,000	450,716
4.70%, 12/01/44 (a)	150,000	186,143
4.60%, 03/15/49 (a)	150,000	189,129
5.75%, 10/01/54 (a)(c)	100,000	106,806
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	158,546
2.25%, 03/01/30 (a)	200,000	201,066
2.63%, 03/01/31 (a)	300,000	310,188
4.30%, 07/01/44 (a)	100,000	121,595
3.70%, 03/15/45 (a)	150,000	167,582
3.70%, 06/01/46 (a)	200,000	227,090
4.05%, 05/15/48 (a)	175,000	210,889
3.95%, 03/01/49 (a)	389,000	463,750
2.95%, 03/01/50 (a)	50,000	50,895
3.25%, 04/01/51 (a)	200,000	216,538
DTE Energy Co.
2.53%, 10/01/24	170,000	175,306
2.85%, 10/01/26 (a)	645,000	673,980
3.40%, 06/15/29 (a)	250,000	264,873
2.95%, 03/01/30 (a)	200,000	206,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	205,142
3.95%, 11/15/28 (a)	236,000	263,010
2.45%, 02/01/30 (a)	250,000	253,845
6.10%, 06/01/37	250,000	340,712
6.05%, 04/15/38	500,000	694,480
5.30%, 02/15/40	400,000	526,708
4.25%, 12/15/41 (a)	250,000	294,777
4.00%, 09/30/42 (a)	250,000	287,825
3.75%, 06/01/45 (a)	200,000	223,890
3.88%, 03/15/46 (a)	250,000	283,767
3.70%, 12/01/47 (a)	200,000	224,000
3.95%, 03/15/48 (a)	200,000	232,692
3.20%, 08/15/49 (a)	300,000	312,006
3.45%, 04/15/51 (a)	200,000	219,820
Duke Energy Corp.
3.75%, 04/15/24 (a)	690,000	725,149
0.90%, 09/15/25 (a)	450,000	437,931
2.65%, 09/01/26 (a)	500,000	519,320
3.15%, 08/15/27 (a)	400,000	423,072
3.40%, 06/15/29 (a)	450,000	479,322
2.45%, 06/01/30 (a)	500,000	498,145
2.55%, 06/15/31 (a)	500,000	500,400
4.80%, 12/15/45 (a)	100,000	123,294
3.75%, 09/01/46 (a)	200,000	214,586
3.95%, 08/15/47 (a)	250,000	275,960
4.20%, 06/15/49 (a)	200,000	229,234
3.50%, 06/15/51 (a)	250,000	260,255
3.25%, 01/15/82 (a)(c)	100,000	97,726
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	450,000	479,925
3.80%, 07/15/28 (a)	100,000	110,372
2.50%, 12/01/29 (a)	150,000	153,644
1.75%, 06/15/30 (a)	250,000	240,713
6.40%, 06/15/38	300,000	433,578
5.65%, 04/01/40	250,000	337,890
3.85%, 11/15/42 (a)	450,000	504,841
3.40%, 10/01/46 (a)	100,000	105,489
4.20%, 07/15/48 (a)	100,000	119,959
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	300,000	310,476
Duke Energy Indiana LLC
6.12%, 10/15/35	200,000	267,034
6.35%, 08/15/38	200,000	282,162
6.45%, 04/01/39	200,000	286,364
4.90%, 07/15/43 (a)	75,000	94,790
3.75%, 05/15/46 (a)	50,000	56,442
3.25%, 10/01/49 (a)	225,000	233,336
2.75%, 04/01/50 (a)	250,000	236,488
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	163,172
2.13%, 06/01/30 (a)	200,000	197,404
3.70%, 06/15/46 (a)	50,000	55,187
4.30%, 02/01/49 (a)	150,000	180,938
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	265,453
2.00%, 08/15/31 (a)	200,000	195,702
4.10%, 05/15/42 (a)	200,000	232,240
4.38%, 03/30/44 (a)	200,000	241,184
4.15%, 12/01/44 (a)	300,000	353,931
4.20%, 08/15/45 (a)	50,000	59,869
3.70%, 10/15/46 (a)	400,000	448,668
3.60%, 09/15/47 (a)	200,000	221,732
2.50%, 08/15/50 (a)	350,000	326,182
2.90%, 08/15/51 (a)	150,000	150,515

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
2.95%, 03/15/23 (a)	400,000	409,092
3.55%, 11/15/24 (a)	325,000	341,217
5.75%, 06/15/27 (a)	400,000	457,692
4.13%, 03/15/28 (a)	200,000	212,482
El Paso Electric Co.
6.00%, 05/15/35	269,000	353,536
5.00%, 12/01/44 (a)	50,000	61,527
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	305,402
4.75%, 06/15/46 (a)	525,000	624,424
Enel Americas S.A.
4.00%, 10/25/26 (a)	200,000	214,156
Enel Chile S.A.
4.88%, 06/12/28 (a)	375,000	414,682
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	350,000	366,254
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	268,052
4.20%, 04/01/49 (a)	300,000	359,571
2.65%, 06/15/51 (a)	250,000	234,658
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	242,808
2.95%, 09/01/26 (a)	250,000	261,630
2.80%, 06/15/30 (a)	250,000	253,675
2.40%, 06/15/31 (a)	300,000	296,628
3.75%, 06/15/50 (a)	200,000	217,038
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	397,020
0.95%, 10/01/24 (a)	200,000	198,494
5.40%, 11/01/24	150,000	167,004
2.40%, 10/01/26 (a)	500,000	512,680
3.12%, 09/01/27 (a)	200,000	211,448
3.25%, 04/01/28 (a)	200,000	212,966
1.60%, 12/15/30 (a)	300,000	283,401
4.00%, 03/15/33 (a)	211,000	241,481
4.95%, 01/15/45 (a)	400,000	430,664
4.20%, 09/01/48 (a)	350,000	419,730
4.20%, 04/01/50 (a)	150,000	180,830
2.90%, 03/15/51 (a)	200,000	195,894
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	350,000	404,330
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	397,000	439,392
1.75%, 03/15/31 (a)	250,000	235,438
3.55%, 09/30/49 (a)	200,000	212,832
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	150,000	158,358
4.13%, 03/01/42 (a)	250,000	290,852
4.10%, 04/01/43 (a)	300,000	351,663
4.25%, 12/01/45 (a)	100,000	119,868
3.25%, 09/01/49 (a)	200,000	208,670
3.45%, 04/15/50 (a)	100,000	108,336
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	102,072
5.30%, 10/01/41 (a)	50,000	66,314
4.20%, 06/15/47 (a)	95,000	113,765
4.13%, 04/01/49 (a)	200,000	239,144
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	358,960
2.90%, 09/15/29 (a)	250,000	257,068
Eversource Energy
2.80%, 05/01/23 (a)	100,000	101,891
3.80%, 12/01/23 (a)	250,000	262,448
3.30%, 01/15/28 (a)	250,000	266,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 08/15/30 (a)	400,000	374,852
3.45%, 01/15/50 (a)	300,000	318,213
Exelon Corp.
3.95%, 06/15/25 (a)	650,000	696,455
3.40%, 04/15/26 (a)	100,000	106,679
4.05%, 04/15/30 (a)	450,000	501,894
4.95%, 06/15/35 (a)(b)	250,000	300,460
5.63%, 06/15/35	250,000	318,720
5.10%, 06/15/45 (a)	100,000	129,791
4.45%, 04/15/46 (a)	150,000	181,475
4.70%, 04/15/50 (a)	250,000	316,392
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	50,000	52,530
6.25%, 10/01/39	550,000	691,971
5.75%, 10/01/41 (a)	100,000	119,753
5.60%, 06/15/42 (a)	300,000	356,370
Florida Power & Light Co.
2.75%, 06/01/23 (a)	150,000	152,904
3.25%, 06/01/24 (a)	300,000	312,933
2.85%, 04/01/25 (a)	400,000	418,836
3.13%, 12/01/25 (a)	500,000	531,085
4.95%, 06/01/35	150,000	190,772
5.95%, 02/01/38	150,000	210,017
5.96%, 04/01/39	350,000	500,741
5.69%, 03/01/40	100,000	141,907
5.25%, 02/01/41 (a)	250,000	334,652
4.13%, 02/01/42 (a)	150,000	179,433
4.05%, 06/01/42 (a)	350,000	414,141
3.80%, 12/15/42 (a)	275,000	318,304
3.70%, 12/01/47 (a)	55,000	63,219
3.95%, 03/01/48 (a)	250,000	300,745
4.13%, 06/01/48 (a)	150,000	184,898
3.99%, 03/01/49 (a)	150,000	182,786
3.15%, 10/01/49 (a)	350,000	375,560
2.88%, 12/04/51 (a)	400,000	409,040
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	323,655
Georgia Power Co.
2.10%, 07/30/23	250,000	254,680
2.20%, 09/15/24 (a)	150,000	153,432
3.25%, 04/01/26 (a)	300,000	316,575
3.25%, 03/30/27 (a)	100,000	105,918
2.65%, 09/15/29 (a)	100,000	101,892
4.75%, 09/01/40	100,000	118,458
4.30%, 03/15/42	425,000	488,112
4.30%, 03/15/43	100,000	113,699
3.70%, 01/30/50 (a)	200,000	213,998
3.25%, 03/15/51 (a)	150,000	151,514
Iberdrola International BV
5.81%, 03/15/25	100,000	114,183
6.75%, 07/15/36	200,000	295,574
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	250,198
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	55,331
4.55%, 03/15/46 (a)	100,000	123,965
3.75%, 07/01/47 (a)	250,000	278,330
4.25%, 08/15/48 (a)	300,000	357,717
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	210,110
4.10%, 09/26/28 (a)	250,000	279,012
2.30%, 06/01/30 (a)	300,000	298,965
6.25%, 07/15/39	200,000	281,366
3.70%, 09/15/46 (a)	50,000	56,650
3.50%, 09/30/49 (a)	150,000	162,927

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	219,600
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	232,830
3.35%, 11/15/27 (a)	100,000	106,193
5.30%, 07/01/43 (a)	100,000	131,545
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	350,000	449,337
4.38%, 10/01/45 (a)	100,000	119,938
3.30%, 06/01/50 (a)	250,000	263,915
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	250,000	306,145
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	53,316
3.65%, 04/15/29 (a)	200,000	220,602
6.75%, 12/30/31	200,000	276,514
5.80%, 10/15/36	200,000	271,204
4.80%, 09/15/43 (a)	150,000	191,598
4.40%, 10/15/44 (a)	125,000	153,589
4.25%, 05/01/46 (a)	150,000	183,521
3.95%, 08/01/47 (a)	150,000	176,196
3.65%, 08/01/48 (a)	250,000	282,807
4.25%, 07/15/49 (a)	350,000	432,824
3.15%, 04/15/50 (a)	350,000	368,182
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	274,365
4.25%, 03/15/42	100,000	116,101
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	250,000	260,243
2.95%, 02/07/24 (a)	410,000	425,100
3.25%, 11/01/25 (a)	400,000	425,820
3.40%, 02/07/28 (a)	350,000	377,804
3.90%, 11/01/28 (a)	250,000	278,185
3.70%, 03/15/29 (a)	200,000	219,706
1.35%, 03/15/31 (a)	250,000	231,028
8.00%, 03/01/32	200,000	295,264
4.75%, 04/30/43 (a)(c)	200,000	204,320
5.25%, 04/20/46 (a)(c)	250,000	271,605
4.40%, 11/01/48 (a)	250,000	314,030
4.30%, 03/15/49 (a)	100,000	125,185
Nevada Power Co.
3.70%, 05/01/29 (a)	350,000	385,136
6.65%, 04/01/36	300,000	431,079
3.13%, 08/01/50 (a)	200,000	203,930
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	325,000	324,379
1.88%, 01/15/27 (a)	350,000	352,229
3.55%, 05/01/27 (a)	300,000	325,755
1.90%, 06/15/28 (a)	500,000	496,465
3.50%, 04/01/29 (a)	600,000	646,632
2.75%, 11/01/29 (a)	350,000	361,683
2.25%, 06/01/30 (a)	800,000	798,464
2.44%, 01/15/32 (a)	350,000	350,955
3.00%, 01/15/52 (a)	250,000	250,305
4.80%, 12/01/77 (a)(c)	150,000	160,670
Northern States Power Co.
6.25%, 06/01/36	370,000	529,340
6.20%, 07/01/37	150,000	218,055
5.35%, 11/01/39	150,000	205,521
3.40%, 08/15/42 (a)	145,000	157,487
4.00%, 08/15/45 (a)	250,000	295,797
3.60%, 05/15/46 (a)	200,000	226,310
3.60%, 09/15/47 (a)	250,000	279,882
2.90%, 03/01/50 (a)	200,000	202,312
2.60%, 06/01/51 (a)	200,000	192,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	306,610
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	374,335
3.25%, 05/15/29 (a)	250,000	268,757
1.95%, 08/15/31 (a)	150,000	146,445
5.50%, 03/15/40	150,000	205,338
4.40%, 03/01/44 (a)	150,000	183,858
OGE Energy Corp.
0.70%, 05/26/23 (a)	150,000	149,546
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	201,044
5.38%, 11/01/40	200,000	255,916
5.05%, 10/01/48 (a)	200,000	253,316
3.75%, 08/01/50 (a)	150,000	161,811
5.25%, 09/01/50	150,000	193,145
Ohio Edison Co.
6.88%, 07/15/36	300,000	430,170
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	205,924
1.63%, 01/15/31 (a)	200,000	188,664
4.15%, 04/01/48 (a)	200,000	235,122
4.00%, 06/01/49 (a)	250,000	288,377
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	150,000	149,274
3.30%, 03/15/30 (a)	125,000	133,618
3.25%, 04/01/30 (a)	150,000	159,837
4.15%, 04/01/47 (a)	240,000	284,527
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	500,000	518,590
3.70%, 11/15/28 (a)	265,000	291,974
5.75%, 03/15/29 (a)	73,000	89,653
7.50%, 09/01/38	200,000	317,876
5.25%, 09/30/40	200,000	265,994
4.55%, 12/01/41 (a)	250,000	310,492
3.75%, 04/01/45 (a)	200,000	228,234
3.80%, 09/30/47 (a)	200,000	232,624
4.10%, 11/15/48 (a)	150,000	182,828
3.80%, 06/01/49 (a)	150,000	174,996
3.10%, 09/15/49 (a)	250,000	262,470
3.70%, 05/15/50 (a)	150,000	173,033
5.35%, 10/01/52 (a)	250,000	367,437
Pacific Gas and Electric Co.
3.25%, 06/15/23 (a)	200,000	203,308
4.25%, 08/01/23 (a)	150,000	155,247
1.70%, 11/15/23 (a)	350,000	350,402
3.85%, 11/15/23 (a)	250,000	257,303
3.50%, 06/15/25 (a)	400,000	414,800
3.45%, 07/01/25	300,000	311,346
3.15%, 01/01/26	550,000	563,585
2.95%, 03/01/26 (a)	500,000	508,700
3.30%, 03/15/27 (a)	100,000	102,093
2.10%, 08/01/27 (a)	500,000	484,040
3.30%, 12/01/27 (a)	450,000	458,262
3.75%, 07/01/28	500,000	520,710
4.65%, 08/01/28 (a)	100,000	108,462
4.55%, 07/01/30 (a)	1,150,000	1,248,290
2.50%, 02/01/31 (a)	850,000	810,602
3.25%, 06/01/31 (a)	350,000	351,977
4.50%, 07/01/40 (a)	800,000	840,504
3.30%, 08/01/40 (a)	350,000	325,979
4.20%, 06/01/41 (a)	100,000	101,822
4.45%, 04/15/42 (a)	150,000	153,054
3.75%, 08/15/42 (a)	200,000	189,394
4.75%, 02/15/44 (a)	100,000	104,435
4.30%, 03/15/45 (a)	150,000	151,763

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/46 (a)	250,000	252,055
4.00%, 12/01/46 (a)	250,000	244,850
3.95%, 12/01/47 (a)	300,000	292,722
4.95%, 07/01/50 (a)	1,100,000	1,210,363
3.50%, 08/01/50 (a)	600,000	562,038
PacifiCorp
3.50%, 06/15/29 (a)	100,000	108,714
2.70%, 09/15/30 (a)	150,000	154,947
7.70%, 11/15/31	100,000	144,080
5.75%, 04/01/37	100,000	131,939
6.25%, 10/15/37	300,000	417,534
6.35%, 07/15/38	350,000	492,334
6.00%, 01/15/39	100,000	137,310
4.13%, 01/15/49 (a)	250,000	289,362
4.15%, 02/15/50 (a)	300,000	356,493
3.30%, 03/15/51 (a)	250,000	262,070
2.90%, 06/15/52 (a)	200,000	198,012
PECO Energy Co.
3.70%, 09/15/47 (a)	200,000	226,604
3.90%, 03/01/48 (a)	200,000	235,624
3.00%, 09/15/49 (a)	100,000	101,788
2.80%, 06/15/50 (a)	250,000	246,790
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	246,273
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	261,883
4.15%, 03/15/43 (a)	200,000	235,228
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	200,000	226,792
PPL Electric Utilities Corp.
6.25%, 05/15/39	300,000	431,535
4.75%, 07/15/43 (a)	300,000	380,535
4.15%, 06/15/48 (a)	200,000	243,012
Progress Energy, Inc.
7.75%, 03/01/31	250,000	349,345
7.00%, 10/30/31	60,000	81,440
6.00%, 12/01/39	85,000	117,335
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	165,090
1.90%, 01/15/31 (a)	255,000	249,377
6.25%, 09/01/37	200,000	292,462
3.60%, 09/15/42 (a)	100,000	110,476
3.80%, 06/15/47 (a)	50,000	56,882
4.05%, 09/15/49 (a)	300,000	360,864
3.20%, 03/01/50 (a)	250,000	263,188
2.70%, 01/15/51 (a)	250,000	244,358
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	312,051
3.60%, 07/01/49 (a)	200,000	227,596
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	148,175
3.15%, 08/15/51 (a)	150,000	152,754
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	50,000	51,816
3.00%, 05/15/27 (a)	150,000	158,832
3.70%, 05/01/28 (a)	100,000	110,647
3.20%, 05/15/29 (a)	200,000	215,698
2.45%, 01/15/30 (a)	250,000	255,383
1.90%, 08/15/31 (a)	200,000	195,952
3.95%, 05/01/42 (a)	100,000	116,268
3.80%, 01/01/43 (a)	125,000	142,313
3.80%, 03/01/46 (a)	250,000	290,037
3.60%, 12/01/47 (a)	150,000	169,332
4.05%, 05/01/48 (a)	150,000	179,750
3.85%, 05/01/49 (a)	250,000	293,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 08/01/49 (a)	150,000	159,497
3.15%, 01/01/50 (a)	200,000	210,902
2.70%, 05/01/50 (a)	250,000	243,218
2.05%, 08/01/50 (a)	300,000	256,350
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	450,000	466,092
0.80%, 08/15/25 (a)	575,000	559,923
0.95%, 03/15/26 (a)	150,000	147,204
1.60%, 08/15/30 (a)	450,000	417,789
Puget Energy, Inc.
3.65%, 05/15/25 (a)	250,000	264,443
4.10%, 06/15/30 (a)	450,000	488,313
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	138,498
5.80%, 03/15/40	200,000	275,260
5.64%, 04/15/41 (a)	150,000	201,159
4.30%, 05/20/45 (a)	150,000	180,056
4.22%, 06/15/48 (a)	250,000	299,452
3.25%, 09/15/49 (a)	150,000	158,015
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	103,691
2.50%, 05/15/26 (a)	200,000	207,284
1.70%, 10/01/30 (a)	300,000	288,099
3.75%, 06/01/47 (a)	275,000	307,057
4.15%, 05/15/48 (a)	269,000	322,176
4.10%, 06/15/49 (a)	140,000	165,746
3.32%, 04/15/50 (a)	150,000	159,257
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	208,186
Southern California Edison Co.
3.50%, 10/01/23 (a)	400,000	414,868
1.20%, 02/01/26 (a)	200,000	196,404
3.65%, 03/01/28 (a)	100,000	108,120
4.20%, 03/01/29 (a)	150,000	167,664
6.65%, 04/01/29	300,000	367,371
2.85%, 08/01/29 (a)	200,000	207,198
2.25%, 06/01/30 (a)	150,000	148,631
6.00%, 01/15/34	200,000	259,314
5.75%, 04/01/35	200,000	257,236
5.35%, 07/15/35	250,000	310,482
5.55%, 01/15/37	200,000	249,818
5.95%, 02/01/38	250,000	325,065
6.05%, 03/15/39	300,000	395,949
5.50%, 03/15/40	200,000	251,878
4.05%, 03/15/42 (a)	155,000	168,071
3.90%, 03/15/43 (a)	200,000	213,466
4.65%, 10/01/43 (a)	400,000	471,084
3.60%, 02/01/45 (a)	100,000	102,421
4.00%, 04/01/47 (a)	600,000	664,014
4.13%, 03/01/48 (a)	450,000	507,429
4.88%, 03/01/49 (a)	250,000	307,335
3.65%, 02/01/50 (a)	500,000	535,605
Southern Co.
2.95%, 07/01/23 (a)	550,000	563,717
0.60%, 02/26/24 (a)	250,000	247,055
3.25%, 07/01/26 (a)	700,000	741,986
3.70%, 04/30/30 (a)	500,000	544,060
4.25%, 07/01/36 (a)	250,000	282,902
4.40%, 07/01/46 (a)	500,000	591,320
4.00%, 01/15/51 (a)(c)	250,000	256,040
3.75%, 09/15/51 (a)(c)	250,000	250,443
Southern Power Co.
5.15%, 09/15/41	650,000	798,213
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	518,530
4.10%, 09/15/28 (a)	200,000	221,644

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/01/45 (a)	100,000	109,402
3.85%, 02/01/48 (a)	150,000	162,590
3.25%, 11/01/51 (a)	200,000	199,786
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	182,742
3.40%, 08/15/46 (a)	100,000	107,604
3.70%, 08/15/47 (a)	300,000	335,697
3.75%, 06/15/49 (a)	100,000	113,997
3.15%, 05/01/50 (a)	250,000	262,120
Tampa Electric Co.
4.10%, 06/15/42 (a)	100,000	115,253
4.30%, 06/15/48 (a)	450,000	554,022
3.63%, 06/15/50 (a)	200,000	226,190
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	202,347
Toledo Edison Co.
6.15%, 05/15/37	100,000	138,661
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	260,838
1.50%, 08/01/30 (a)	250,000	234,518
4.85%, 12/01/48 (a)	100,000	129,985
4.00%, 06/15/50 (a)	100,000	116,751
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	46,432
3.50%, 03/15/29 (a)	750,000	816,367
2.95%, 03/15/30 (a)	150,000	158,222
3.90%, 09/15/42 (a)	115,000	130,769
3.65%, 04/15/45 (a)	100,000	111,795
4.00%, 04/01/48 (a)	250,000	295,985
3.25%, 10/01/49 (a)	150,000	160,115
2.63%, 03/15/51 (a)	250,000	240,543
Virginia Electric and Power Co.
2.75%, 03/15/23 (a)	281,000	286,471
3.45%, 02/15/24 (a)	250,000	260,700
3.10%, 05/15/25 (a)	200,000	210,284
3.15%, 01/15/26 (a)	250,000	264,340
2.95%, 11/15/26 (a)	200,000	211,250
3.50%, 03/15/27 (a)	550,000	594,880
2.88%, 07/15/29 (a)	150,000	158,370
6.00%, 01/15/36	250,000	341,657
6.00%, 05/15/37	350,000	481,610
8.88%, 11/15/38	150,000	265,028
4.00%, 01/15/43 (a)	250,000	288,467
4.45%, 02/15/44 (a)	400,000	490,584
4.20%, 05/15/45 (a)	50,000	59,646
3.80%, 09/15/47 (a)	300,000	340,467
4.60%, 12/01/48 (a)	250,000	320,947
3.30%, 12/01/49 (a)	200,000	214,604
2.45%, 12/15/50 (a)	450,000	414,931
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	350,000	346,710
3.55%, 06/15/25 (a)	29,000	30,750
1.38%, 10/15/27 (a)	250,000	241,485
1.80%, 10/15/30 (a)	250,000	236,208
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	102,525
1.70%, 06/15/28 (a)	150,000	147,425
4.30%, 10/15/48 (a)	125,000	153,705
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	105,291
3.00%, 07/01/29 (a)	250,000	263,518
3.65%, 04/01/50 (a)	200,000	228,228
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	279,580
4.75%, 11/01/44 (a)	150,000	193,020
3.30%, 09/01/49 (a)	200,000	215,352
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	350,000	347,686
3.30%, 06/01/25 (a)	200,000	210,212
4.00%, 06/15/28 (a)	250,000	276,057
2.60%, 12/01/29 (a)	200,000	204,454
3.40%, 06/01/30 (a)	300,000	323,232
6.50%, 07/01/36	140,000	197,225
3.50%, 12/01/49 (a)	200,000	215,064
		171,121,741
Natural Gas 0.2%
AGL Capital Corp.
3.25%, 06/15/26 (a)	100,000	106,168
4.40%, 06/01/43 (a)	100,000	114,759
Atmos Energy Corp.
0.63%, 03/09/23 (a)	450,000	449,001
3.00%, 06/15/27 (a)	200,000	212,202
1.50%, 01/15/31 (a)	600,000	563,358
5.50%, 06/15/41 (a)	150,000	199,599
4.15%, 01/15/43 (a)	200,000	232,064
4.13%, 10/15/44 (a)	100,000	117,154
4.30%, 10/01/48 (a)	200,000	245,316
4.13%, 03/15/49 (a)	150,000	180,122
3.38%, 09/15/49 (a)	200,000	214,488
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	150,000	149,397
4.00%, 04/01/28 (a)	50,000	54,897
1.75%, 10/01/30 (a)	300,000	285,261
5.85%, 01/15/41 (a)	100,000	136,661
4.10%, 09/01/47 (a)	200,000	231,264
National Grid USA
5.80%, 04/01/35	150,000	186,510
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	487,570
3.49%, 05/15/27 (a)	225,000	242,080
2.95%, 09/01/29 (a)	200,000	206,946
3.60%, 05/01/30 (a)	450,000	486,796
1.70%, 02/15/31 (a)	450,000	421,735
4.80%, 02/15/44 (a)	575,000	704,795
5.65%, 02/01/45 (a)	350,000	476,056
4.38%, 05/15/47 (a)	150,000	178,683
3.95%, 03/30/48 (a)	100,000	112,928
ONE Gas, Inc.
0.85%, 03/11/23 (a)	150,000	149,826
3.61%, 02/01/24 (a)	100,000	104,219
1.10%, 03/11/24 (a)	300,000	298,182
2.00%, 05/15/30 (a)	250,000	244,260
4.66%, 02/01/44 (a)	200,000	248,192
4.50%, 11/01/48 (a)	150,000	185,569
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	320,000	342,755
3.64%, 11/01/46 (a)	310,000	329,924
3.35%, 06/01/50 (a)	150,000	154,866
Sempra Energy
3.25%, 06/15/27 (a)	150,000	158,729
3.40%, 02/01/28 (a)	300,000	319,752
3.80%, 02/01/38 (a)	250,000	275,215
6.00%, 10/15/39	350,000	483,749
4.00%, 02/01/48 (a)	275,000	308,319
4.13%, 04/01/52 (a)(c)	200,000	202,248

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	52,538
2.60%, 06/15/26 (a)	300,000	312,303
2.55%, 02/01/30 (a)	350,000	359,908
5.13%, 11/15/40	50,000	65,115
3.75%, 09/15/42 (a)	150,000	167,796
4.13%, 06/01/48 (a)	150,000	180,843
4.30%, 01/15/49 (a)	250,000	310,625
3.95%, 02/15/50 (a)	150,000	177,947
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	50,000	51,136
1.75%, 01/15/31 (a)	250,000	235,055
5.88%, 03/15/41 (a)	200,000	274,304
3.95%, 10/01/46 (a)	350,000	387,744
4.40%, 05/30/47 (a)	250,000	291,800
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	245,982
4.15%, 06/01/49 (a)	300,000	342,084
3.18%, 08/15/51 (a)	50,000	48,561
Washington Gas Light Co.
3.80%, 09/15/46 (a)	205,000	234,128
3.65%, 09/15/49 (a)	250,000	281,412
		14,820,896
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	317,643
2.95%, 09/01/27 (a)	100,000	105,768
3.75%, 09/01/28 (a)	250,000	275,187
3.45%, 06/01/29 (a)	300,000	324,195
2.80%, 05/01/30 (a)	200,000	207,476
2.30%, 06/01/31 (a)	200,000	200,252
6.59%, 10/15/37	300,000	435,981
4.30%, 12/01/42 (a)	200,000	241,036
4.00%, 12/01/46 (a)	90,000	104,712
3.75%, 09/01/47 (a)	250,000	280,527
4.20%, 09/01/48 (a)	350,000	422,100
4.15%, 06/01/49 (a)	150,000	177,621
3.45%, 05/01/50 (a)	250,000	269,123
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	161,811
2.70%, 04/15/30 (a)	200,000	203,116
2.40%, 05/01/31 (a)	50,000	49,721
4.28%, 05/01/49 (a)	250,000	299,185
3.35%, 04/15/50 (a)	250,000	259,973
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	150,373
		4,485,800
		190,428,437
Total Corporates (Cost $2,202,385,790)		2,310,973,043

TREASURIES 39.1% OF NET ASSETS
Bonds
7.13%, 02/15/23	1,998,000	2,146,523
6.25%, 08/15/23	2,248,000	2,452,954
7.50%, 11/15/24	1,248,000	1,481,708
7.63%, 02/15/25	1,000,000	1,204,961
6.88%, 08/15/25	1,200,000	1,446,844
6.00%, 02/15/26	1,889,000	2,257,650
6.75%, 08/15/26	1,209,000	1,507,755
6.50%, 11/15/26	1,748,000	2,181,791
6.63%, 02/15/27	1,000,000	1,264,922
6.38%, 08/15/27	1,200,000	1,529,578
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 11/15/27	2,934,000	3,729,618
5.50%, 08/15/28	1,748,000	2,198,656
5.25%, 11/15/28	2,248,000	2,814,391
5.25%, 02/15/29	1,474,000	1,857,010
6.13%, 08/15/29	1,644,000	2,204,887
6.25%, 05/15/30	3,131,000	4,320,780
5.38%, 02/15/31	4,094,000	5,477,324
4.50%, 02/15/36	4,194,000	5,766,422
4.75%, 02/15/37	1,382,000	1,961,252
5.00%, 05/15/37	1,748,000	2,545,798
4.38%, 02/15/38	1,296,000	1,786,961
4.50%, 05/15/38	2,296,000	3,212,068
3.50%, 02/15/39	3,472,000	4,358,716
4.25%, 05/15/39	4,046,000	5,551,555
4.50%, 08/15/39	4,746,000	6,707,804
4.38%, 11/15/39	4,625,000	6,450,068
4.63%, 02/15/40	4,705,000	6,760,129
1.13%, 05/15/40	13,900,000	12,187,477
4.38%, 05/15/40	4,694,000	6,573,434
1.13%, 08/15/40	17,500,000	15,279,687
3.88%, 08/15/40	4,094,000	5,396,084
1.38%, 11/15/40	19,100,000	17,400,399
4.25%, 11/15/40	4,253,000	5,879,773
1.88%, 02/15/41	23,400,000	23,156,859
4.75%, 02/15/41	4,692,000	6,903,105
2.25%, 05/15/41	20,900,000	21,946,633
4.38%, 05/15/41	4,444,000	6,265,346
1.75%, 08/15/41	25,700,000	24,906,914
3.75%, 08/15/41	4,317,000	5,642,117
2.00%, 11/15/41	15,000,000	15,167,578
3.13%, 11/15/41	4,944,000	5,947,091
3.13%, 02/15/42	5,682,000	6,853,469
3.00%, 05/15/42	4,498,000	5,333,995
2.75%, 08/15/42	5,391,000	6,152,058
2.75%, 11/15/42	7,508,000	8,567,332
3.13%, 02/15/43	6,786,000	8,189,324
2.88%, 05/15/43	9,831,000	11,438,522
3.63%, 08/15/43	7,417,000	9,632,249
3.75%, 11/15/43	7,250,000	9,599,453
3.63%, 02/15/44	8,177,000	10,653,737
3.38%, 05/15/44	6,794,000	8,564,156
3.13%, 08/15/44	9,182,000	11,168,325
3.00%, 11/15/44	8,136,000	9,718,071
2.50%, 02/15/45	10,382,000	11,435,611
3.00%, 05/15/45	5,034,000	6,030,181
2.88%, 08/15/45	7,332,000	8,623,119
3.00%, 11/15/45	3,982,000	4,790,844
2.50%, 02/15/46	8,386,000	9,275,702
2.50%, 05/15/46	8,982,000	9,940,548
2.25%, 08/15/46	11,678,000	12,364,082
2.88%, 11/15/46	4,069,000	4,821,447
3.00%, 02/15/47	9,834,000	11,922,188
3.00%, 05/15/47	6,738,000	8,188,249
2.75%, 08/15/47	10,930,000	12,737,720
2.75%, 11/15/47	11,528,000	13,442,729
3.00%, 02/15/48	12,734,000	15,560,351
3.13%, 05/15/48	13,120,000	16,416,400
3.00%, 08/15/48	15,728,000	19,272,944
3.38%, 11/15/48	14,584,000	19,102,761
3.00%, 02/15/49	16,126,000	19,851,358
2.88%, 05/15/49	15,776,000	19,029,800
2.25%, 08/15/49	14,976,000	16,052,400
2.38%, 11/15/49	14,278,000	15,708,031
2.00%, 02/15/50	18,098,000	18,414,715
1.25%, 05/15/50	20,800,000	17,693,000
1.38%, 08/15/50	23,100,000	20,266,641
1.63%, 11/15/50	22,900,000	21,361,406
1.88%, 02/15/51	25,500,000	25,270,899

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/15/51	25,900,000	28,647,828
2.00%, 08/15/51	25,700,000	26,244,117
1.88%, 11/15/51	15,800,000	15,704,953
Notes
2.00%, 02/15/23	11,372,000	11,568,567
0.13%, 02/28/23	21,000,000	20,917,969
1.50%, 02/28/23	8,748,000	8,852,395
2.63%, 02/28/23	8,188,000	8,390,941
0.50%, 03/15/23	12,000,000	12,004,453
0.13%, 03/31/23	19,000,000	18,911,309
1.50%, 03/31/23	10,640,000	10,771,338
2.50%, 03/31/23	8,090,000	8,290,196
0.25%, 04/15/23	12,300,000	12,260,842
0.13%, 04/30/23	21,000,000	20,887,617
1.63%, 04/30/23	8,990,000	9,119,934
2.75%, 04/30/23	10,186,000	10,484,816
0.13%, 05/15/23	14,100,000	14,021,238
1.75%, 05/15/23	15,680,000	15,939,700
0.13%, 05/31/23	21,000,000	20,873,672
1.63%, 05/31/23	7,838,000	7,956,795
2.75%, 05/31/23	7,984,000	8,231,161
0.25%, 06/15/23	13,600,000	13,538,375
0.13%, 06/30/23	23,400,000	23,243,238
1.38%, 06/30/23	10,494,000	10,620,256
2.63%, 06/30/23	8,968,000	9,240,368
0.13%, 07/15/23	13,400,000	13,303,949
0.13%, 07/31/23	21,000,000	20,836,758
1.25%, 07/31/23	11,742,000	11,861,484
2.75%, 07/31/23	8,396,000	8,678,381
0.13%, 08/15/23	14,700,000	14,581,424
2.50%, 08/15/23	15,152,000	15,608,336
0.13%, 08/31/23	20,000,000	19,826,563
1.38%, 08/31/23	8,392,000	8,492,475
2.75%, 08/31/23	7,994,000	8,269,887
0.13%, 09/15/23	12,800,000	12,684,000
0.25%, 09/30/23	21,000,000	20,853,984
1.38%, 09/30/23	8,642,000	8,747,662
2.88%, 09/30/23	8,672,000	9,002,959
0.13%, 10/15/23	13,600,000	13,465,328
0.38%, 10/31/23	21,000,000	20,880,234
1.63%, 10/31/23	7,740,000	7,871,217
2.88%, 10/31/23	7,486,000	7,782,077
0.25%, 11/15/23	15,900,000	15,770,812
2.75%, 11/15/23	18,978,000	19,698,942
0.50%, 11/30/23	20,000,000	19,925,391
2.13%, 11/30/23	10,234,000	10,509,039
2.88%, 11/30/23	7,776,000	8,095,089
0.13%, 12/15/23	14,700,000	14,533,477
0.75%, 12/31/23	19,000,000	19,005,566
2.25%, 12/31/23	9,342,000	9,623,355
2.63%, 12/31/23	10,776,000	11,179,048
0.13%, 01/15/24	14,900,000	14,713,750
2.25%, 01/31/24	10,194,000	10,508,182
2.50%, 01/31/24	10,970,000	11,364,234
0.13%, 02/15/24	20,000,000	19,742,969
2.75%, 02/15/24	16,595,000	17,287,971
2.13%, 02/29/24	8,738,000	8,989,900
2.38%, 02/29/24	7,982,000	8,254,822
0.25%, 03/15/24	18,300,000	18,084,832
2.13%, 03/31/24	17,418,000	17,928,973
0.38%, 04/15/24	13,000,000	12,871,523
2.00%, 04/30/24	7,494,000	7,698,621
2.25%, 04/30/24	12,574,000	12,987,567
0.25%, 05/15/24	18,000,000	17,758,125
2.50%, 05/15/24	18,698,000	19,428,391
2.00%, 05/31/24	12,668,000	13,018,349
0.25%, 06/15/24	17,000,000	16,752,969
1.75%, 06/30/24	11,032,000	11,274,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 06/30/24	4,240,000	4,359,250
0.38%, 07/15/24	15,900,000	15,705,598
1.75%, 07/31/24	9,078,000	9,283,319
2.13%, 07/31/24	6,488,000	6,694,805
0.38%, 08/15/24	17,000,000	16,778,203
2.38%, 08/15/24	19,568,000	20,322,438
1.25%, 08/31/24	9,186,000	9,272,478
1.88%, 08/31/24	8,490,000	8,707,888
0.38%, 09/15/24	20,000,000	19,721,875
1.50%, 09/30/24	8,982,000	9,126,905
2.13%, 09/30/24	4,784,000	4,941,162
0.63%, 10/15/24	19,500,000	19,346,895
1.50%, 10/31/24	9,480,000	9,630,717
2.25%, 10/31/24	7,038,000	7,296,976
0.75%, 11/15/24	17,800,000	17,704,742
2.25%, 11/15/24	17,870,000	18,532,446
1.50%, 11/30/24	12,480,000	12,679,387
2.13%, 11/30/24	7,988,000	8,256,347
1.00%, 12/15/24	19,000,000	19,022,266
1.75%, 12/31/24	9,982,000	10,212,834
2.25%, 12/31/24	7,988,000	8,291,294
1.38%, 01/31/25	9,696,000	9,808,868
2.50%, 01/31/25	8,488,000	8,876,591
2.00%, 02/15/25	18,486,000	19,046,357
1.13%, 02/28/25	10,998,000	11,040,531
2.75%, 02/28/25	8,390,000	8,844,240
0.50%, 03/31/25	14,200,000	13,968,141
2.63%, 03/31/25	4,724,000	4,965,920
0.38%, 04/30/25	15,400,000	15,064,328
2.88%, 04/30/25	8,986,000	9,523,405
2.13%, 05/15/25	18,880,400	19,553,014
0.25%, 05/31/25	14,700,000	14,302,641
2.88%, 05/31/25	9,288,000	9,851,085
0.25%, 06/30/25	16,500,000	16,034,649
2.75%, 06/30/25	5,988,000	6,331,608
0.25%, 07/31/25	18,100,000	17,561,242
2.88%, 07/31/25	7,386,000	7,852,241
2.00%, 08/15/25	19,668,000	20,290,308
0.25%, 08/31/25	17,900,000	17,346,219
2.75%, 08/31/25	9,736,000	10,303,807
0.25%, 09/30/25	18,300,000	17,725,980
3.00%, 09/30/25	8,682,000	9,280,583
0.25%, 10/31/25	18,800,000	18,178,719
3.00%, 10/31/25	9,688,000	10,365,403
2.25%, 11/15/25	20,872,000	21,750,092
0.38%, 11/30/25	18,600,000	18,047,812
2.88%, 11/30/25	9,682,000	10,323,811
0.38%, 12/31/25	19,800,000	19,198,266
2.63%, 12/31/25	8,486,000	8,975,602
0.38%, 01/31/26	20,100,000	19,456,172
2.63%, 01/31/26	9,938,000	10,512,929
1.63%, 02/15/26	18,672,000	19,001,677
0.50%, 02/28/26	22,000,000	21,384,687
2.50%, 02/28/26	9,476,000	9,979,783
0.75%, 03/31/26	19,000,000	18,645,977
2.25%, 03/31/26	10,086,000	10,524,505
0.75%, 04/30/26	19,300,000	18,925,309
2.38%, 04/30/26	7,084,000	7,433,496
1.63%, 05/15/26	17,285,000	17,584,112
0.75%, 05/31/26	19,500,000	19,108,477
2.13%, 05/31/26	8,388,000	8,716,312
0.88%, 06/30/26	18,000,000	17,721,562
1.88%, 06/30/26	7,984,000	8,211,357
0.63%, 07/31/26	19,500,000	18,969,844
1.88%, 07/31/26	8,284,000	8,523,459
1.50%, 08/15/26	18,724,000	18,946,347
0.75%, 08/31/26	21,000,000	20,540,625
1.38%, 08/31/26	7,986,000	8,037,472

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 09/30/26	20,500,000	20,146,856
1.63%, 09/30/26	5,990,000	6,095,293
1.13%, 10/31/26	21,000,000	20,872,031
1.63%, 10/31/26	8,084,000	8,225,786
2.00%, 11/15/26	17,582,000	18,200,804
1.25%, 11/30/26	20,000,000	20,000,000
1.63%, 11/30/26	7,286,000	7,414,643
1.25%, 12/31/26	20,000,000	19,986,719
1.75%, 12/31/26	7,490,000	7,669,643
1.50%, 01/31/27	7,190,000	7,273,977
2.25%, 02/15/27	15,626,000	16,379,222
1.13%, 02/28/27	4,800,000	4,764,937
0.63%, 03/31/27	8,100,000	7,834,219
0.50%, 04/30/27	9,850,000	9,452,537
2.38%, 05/15/27	18,420,000	19,451,088
0.50%, 05/31/27	10,200,000	9,770,086
0.50%, 06/30/27	11,400,000	10,913,273
0.38%, 07/31/27	13,600,000	12,923,188
2.25%, 08/15/27	14,272,000	14,980,583
0.50%, 08/31/27	12,000,000	11,457,656
0.38%, 09/30/27	16,000,000	15,153,750
0.50%, 10/31/27	15,700,000	14,950,570
2.25%, 11/15/27	14,074,000	14,785,397
0.63%, 11/30/27	12,700,000	12,171,164
0.63%, 12/31/27	17,900,000	17,135,754
0.75%, 01/31/28	18,200,000	17,535,984
2.75%, 02/15/28	19,822,000	21,430,989
1.13%, 02/29/28	18,300,000	18,044,086
1.25%, 03/31/28	18,000,000	17,849,531
1.25%, 04/30/28	18,600,000	18,439,430
2.88%, 05/15/28	21,770,000	23,730,150
1.25%, 05/31/28	18,000,000	17,832,656
1.25%, 06/30/28	15,700,000	15,546,680
1.00%, 07/31/28	18,500,000	18,018,711
2.88%, 08/15/28	19,868,000	21,710,447
1.13%, 08/31/28	18,000,000	17,661,094
1.25%, 09/30/28	21,000,000	20,763,750
1.38%, 10/31/28	18,500,000	18,433,516
3.13%, 11/15/28	18,214,000	20,254,537
1.50%, 11/30/28	20,000,000	20,087,500
1.38%, 12/31/28	19,000,000	18,922,812
2.63%, 02/15/29	20,166,000	21,810,789
2.38%, 05/15/29	17,558,000	18,723,961
1.63%, 08/15/29	15,666,000	15,899,766
1.75%, 11/15/29	12,766,000	13,088,142
1.50%, 02/15/30	20,898,000	21,012,286
0.63%, 05/15/30	30,700,000	28,714,094
0.63%, 08/15/30	38,400,000	35,826,000
0.88%, 11/15/30	40,100,000	38,138,859
1.13%, 02/15/31	40,800,000	39,607,875
1.63%, 05/15/31	40,900,000	41,430,422
1.25%, 08/15/31	43,800,000	42,841,875
1.38%, 11/15/31	30,300,000	29,925,984
Total Treasuries (Cost $3,477,333,106)		3,551,564,242

GOVERNMENT RELATED 5.5% OF NET ASSETS

Agency 2.1%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	500,000	504,345
2.88%, 03/13/23	650,000	667,648
1.50%, 02/12/25	700,000	709,100
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 09/17/25	500,000	484,790
0.50%, 02/02/26	500,000	485,120
		2,851,003
Canada 0.0%
Export Development Canada
2.50%, 01/24/23	400,000	408,380
1.38%, 02/24/23	800,000	807,464
2.75%, 03/15/23	450,000	461,660
2.63%, 02/21/24	740,000	768,290
		2,445,794
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	253,968
3.54%, 11/08/27	250,000	271,162
		525,130
Germany 0.3%
FMS Wertmanagement
2.00%, 08/01/22 (h)	250,000	252,293
2.75%, 03/06/23 (h)	275,000	282,010
2.75%, 01/30/24 (h)	700,000	727,965
Kreditanstalt Fuer Wiederaufbau
2.63%, 01/25/22 (h)	1,250,000	1,251,712
2.50%, 02/15/22 (h)	1,100,000	1,102,849
2.00%, 10/04/22 (h)	750,000	759,052
2.38%, 12/29/22 (h)	1,700,000	1,732,079
2.13%, 01/17/23 (h)	1,050,000	1,067,797
1.63%, 02/15/23 (h)	1,700,000	1,721,080
2.63%, 02/28/24 (h)	1,500,000	1,558,635
0.25%, 03/08/24 (h)	1,500,000	1,482,195
1.38%, 08/05/24 (h)	1,400,000	1,416,394
0.50%, 09/20/24 (h)	2,000,000	1,975,920
2.50%, 11/20/24 (h)	2,200,000	2,294,182
0.38%, 07/18/25 (h)	1,500,000	1,460,580
0.63%, 01/22/26 (h)	1,750,000	1,707,545
1.00%, 10/01/26 (h)	1,000,000	986,310
2.88%, 04/03/28 (h)	1,100,000	1,194,787
1.75%, 09/14/29 (h)	700,000	711,788
0.75%, 09/30/30 (h)	700,000	654,794
0.00%, 04/18/36 (h)(i)	250,000	193,260
0.00%, 06/29/37 (h)(i)	800,000	606,392
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (h)	550,000	573,931
2.00%, 01/13/25 (h)	1,150,000	1,182,522
2.38%, 06/10/25 (h)	600,000	624,888
0.88%, 03/30/26 (h)	500,000	491,770
1.75%, 07/27/26 (h)	500,000	509,615
2.50%, 11/15/27 (h)	500,000	528,920
0.88%, 09/03/30 (h)	750,000	708,120
		29,759,385
Japan 0.2%
Japan Bank for International Cooperation
2.38%, 07/21/22	500,000	505,480
2.38%, 11/16/22	1,000,000	1,015,950
1.75%, 01/23/23	500,000	506,040
0.63%, 05/22/23	500,000	499,815
3.25%, 07/20/23	800,000	830,512
3.38%, 10/31/23	350,000	366,230
2.50%, 05/23/24	1,150,000	1,191,181
1.75%, 10/17/24	300,000	305,463
2.50%, 05/28/25	200,000	208,374
0.63%, 07/15/25	700,000	684,250

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 07/21/26	350,000	356,783
2.25%, 11/04/26	1,400,000	1,449,616
2.88%, 06/01/27	1,650,000	1,761,358
2.88%, 07/21/27	650,000	694,141
2.75%, 11/16/27	700,000	744,009
3.25%, 07/20/28	400,000	440,860
3.50%, 10/31/28	350,000	392,102
2.00%, 10/17/29	700,000	715,071
1.25%, 01/21/31	250,000	240,160
1.88%, 04/15/31	1,250,000	1,263,900
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	206,118
2.75%, 04/27/27	200,000	212,100
1.00%, 07/22/30	370,000	350,179
1.75%, 04/28/31	350,000	351,040
		15,290,732
Norway 0.1%
Equinor A.S.A.
2.45%, 01/17/23	250,000	254,450
2.65%, 01/15/24	450,000	464,566
3.70%, 03/01/24	550,000	581,361
3.25%, 11/10/24	150,000	158,384
2.88%, 04/06/25 (a)	450,000	470,556
1.75%, 01/22/26 (a)	450,000	453,983
3.00%, 04/06/27 (a)	150,000	158,445
7.25%, 09/23/27	50,000	64,223
3.63%, 09/10/28 (a)	250,000	275,380
3.13%, 04/06/30 (a)	750,000	806,407
2.38%, 05/22/30 (a)	250,000	254,735
3.63%, 04/06/40 (a)	200,000	222,460
4.25%, 11/23/41	900,000	1,087,830
3.95%, 05/15/43	300,000	350,337
4.80%, 11/08/43	260,000	337,654
3.25%, 11/18/49 (a)	350,000	373,177
3.70%, 04/06/50 (a)	450,000	517,342
		6,831,290
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	450,000	465,471
2.88%, 01/21/25	700,000	732,802
1.88%, 02/12/25	200,000	203,448
3.25%, 11/10/25	1,250,000	1,339,175
2.63%, 05/26/26	250,000	262,600
3.25%, 08/12/26	200,000	215,800
1.13%, 12/29/26	550,000	539,429
2.38%, 04/21/27	250,000	259,445
1.25%, 09/21/30	700,000	666,883
Korea Development Bank
3.38%, 03/12/23	200,000	206,026
2.75%, 03/19/23	200,000	204,666
3.75%, 01/22/24	300,000	317,136
0.40%, 03/09/24	200,000	197,660
2.13%, 10/01/24	350,000	360,545
3.38%, 09/16/25	500,000	536,665
3.00%, 01/13/26	200,000	212,380
0.80%, 07/19/26	400,000	388,336
1.00%, 09/09/26	250,000	244,685
2.00%, 09/12/26	350,000	358,470
1.63%, 01/19/31	650,000	637,884
2.00%, 10/25/31	250,000	250,595
		8,600,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.1%
Svensk Exportkredit AB
2.00%, 08/30/22	550,000	555,819
1.63%, 11/14/22	400,000	404,012
2.88%, 03/14/23	200,000	205,414
0.75%, 04/06/23	600,000	600,930
0.50%, 11/10/23	500,000	497,130
1.75%, 12/12/23	500,000	508,705
0.38%, 03/11/24	500,000	494,735
0.38%, 07/30/24	350,000	344,698
0.63%, 10/07/24	200,000	197,840
0.63%, 05/14/25	500,000	491,150
0.50%, 08/26/25	300,000	292,494
		4,592,927
		70,896,362
U.S. 1.3%
Fannie Mae
2.38%, 01/19/23	3,000,000	3,061,710
0.25%, 05/22/23	4,000,000	3,983,760
0.25%, 07/10/23	7,000,000	6,964,160
2.88%, 09/12/23	3,000,000	3,111,510
0.25%, 11/27/23	2,000,000	1,982,980
2.50%, 02/05/24	6,000,000	6,216,000
1.63%, 01/07/25	1,000,000	1,018,240
0.50%, 06/17/25	2,500,000	2,451,200
0.38%, 08/25/25	3,500,000	3,405,395
0.50%, 11/07/25	4,000,000	3,902,080
2.13%, 04/24/26	6,000,000	6,226,260
0.75%, 10/08/27	5,000,000	4,836,300
7.13%, 01/15/30	527,000	747,908
7.25%, 05/15/30	1,000,000	1,443,370
0.88%, 08/05/30	1,000,000	943,410
6.63%, 11/15/30	2,700,000	3,814,128
5.63%, 07/15/37	1,500,000	2,236,920
Federal Farm Credit Banks Funding Corp.
0.13%, 06/14/23	1,000,000	992,510
0.20%, 10/02/23	1,000,000	991,590
0.25%, 02/26/24	800,000	791,528
Federal Home Loan Banks
1.38%, 02/17/23	1,000,000	1,010,980
2.13%, 03/10/23	250,000	254,832
0.13%, 03/17/23	500,000	498,005
2.50%, 02/13/24	1,600,000	1,657,760
2.88%, 06/14/24	1,075,000	1,126,471
1.50%, 08/15/24	2,000,000	2,031,740
5.38%, 08/15/24	1,750,000	1,950,270
0.50%, 06/13/25	2,000,000	1,958,720
0.38%, 09/04/25	1,000,000	972,720
3.25%, 11/16/28	5,000,000	5,583,600
5.50%, 07/15/36	400,000	580,060
Freddie Mac
0.38%, 04/20/23	2,000,000	1,996,340
2.75%, 06/19/23	2,500,000	2,578,875
0.25%, 06/26/23	4,000,000	3,982,880
0.25%, 08/24/23	6,000,000	5,961,720
0.25%, 09/08/23	3,000,000	2,979,870
0.13%, 10/16/23	3,000,000	2,971,080
0.25%, 11/06/23	2,500,000	2,478,950
0.25%, 12/04/23	3,000,000	2,974,140
1.50%, 02/12/25	5,000,000	5,076,150
0.38%, 07/21/25	3,000,000	2,924,340
0.38%, 09/23/25	3,000,000	2,919,030
6.75%, 09/15/29	500,000	693,930

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/15/31	1,564,000	2,246,999
6.25%, 07/15/32	700,000	1,008,742
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,100,480
6.75%, 11/01/25	488,000	588,367
2.88%, 02/01/27	500,000	536,600
5.25%, 09/15/39	750,000	1,067,340
4.63%, 09/15/60	100,000	151,733
		121,983,683
		192,880,045

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	960,000	1,116,259
Province of Alberta
3.35%, 11/01/23	646,000	675,496
2.95%, 01/23/24	500,000	521,065
1.88%, 11/13/24	700,000	715,379
1.00%, 05/20/25	200,000	198,528
3.30%, 03/15/28	1,100,000	1,205,160
1.30%, 07/22/30	850,000	811,597
Province of British Columbia
1.75%, 09/27/24	500,000	510,095
2.25%, 06/02/26	500,000	519,845
0.90%, 07/20/26	450,000	440,793
1.30%, 01/29/31	750,000	722,715
Province of Manitoba
2.60%, 04/16/24	250,000	259,363
3.05%, 05/14/24	250,000	262,045
2.13%, 06/22/26	400,000	412,688
1.50%, 10/25/28	250,000	247,008
Province of New Brunswick
2.50%, 12/12/22	250,000	254,198
3.63%, 02/24/28	100,000	112,078
Province of Ontario
1.75%, 01/24/23	1,200,000	1,214,892
3.40%, 10/17/23	800,000	836,816
3.05%, 01/29/24	1,200,000	1,253,856
3.20%, 05/16/24	550,000	578,727
0.63%, 01/21/26	750,000	729,323
1.05%, 04/14/26	750,000	739,807
2.50%, 04/27/26	600,000	627,816
2.30%, 06/15/26	550,000	571,197
1.05%, 05/21/27	400,000	389,524
2.00%, 10/02/29	400,000	407,036
1.13%, 10/07/30	500,000	473,005
1.60%, 02/25/31	300,000	293,868
1.80%, 10/14/31	500,000	496,170
Province of Quebec
2.63%, 02/13/23	350,000	357,823
7.50%, 07/15/23	150,000	165,255
7.13%, 02/09/24	650,000	732,569
2.50%, 04/09/24	200,000	207,184
2.88%, 10/16/24	700,000	735,539
1.50%, 02/11/25	850,000	859,817
0.60%, 07/23/25	1,150,000	1,125,470
2.50%, 04/20/26	300,000	314,571
2.75%, 04/12/27	700,000	744,478
7.50%, 09/15/29	818,000	1,144,627
1.35%, 05/28/30	400,000	388,392
		24,372,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	170,179
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	303,013
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	495,000	712,099
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	466,140
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,214,950
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	875,840
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	1,061,171
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	1,929,014
GO (Build America Bonds) Series 2009
7.55%, 04/01/39 (e)	1,400,000	2,337,892
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,499,454
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	865,000	1,371,875
GO Bonds
7.60%, 11/01/40	300,000	515,934
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	117,584
Series B
2.72%, 11/01/52	400,000	403,533
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	224,501
Series C
4.47%, 01/01/49	150,000	197,186
Series C
4.57%, 01/01/54	50,000	69,534
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	627,253
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	282,311
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	124,835
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	312,994
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	125,657
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	208,721
RB Series 2012
4.43%, 02/01/42	200,000	242,295
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.95%, 11/01/50	150,000	249,664
Series A
3.30%, 11/01/39 (a)	250,000	259,077
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	653,977
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	246,035
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	136,139
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	475,022
Series D
2.66%, 09/01/39	144,059	147,434
Series D
2.81%, 09/01/43	150,000	153,703
Series H
2.90%, 09/01/49	300,000	313,443
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	273,710
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	910,129
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	554,161
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	67,187
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	157,746
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	350,393
Series B
6.00%, 12/01/44	300,000	446,142
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	210,922
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	156,647
Series A
3.14%, 11/01/45	20,000	21,165
Series C
3.09%, 11/01/40 (a)	160,000	166,493
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	371,389
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	153,096
District of Columbia
Series E
5.59%, 12/01/34	350,000	446,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	274,428
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	71,496
Florida State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	348,160
Series A
1.71%, 07/01/27	350,000	348,647
Series A
2.15%, 07/01/30	350,000	350,273
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	106,716
Series A
3.92%, 01/15/53 (a)	100,000	106,415
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	200,000	204,528
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	267,541
Series B
3.24%, 10/01/52 (a)	300,000	304,303
Illinois
4.95%, 06/01/23	280,000	289,539
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	182,964
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	153,682
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	187,986
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,745,000	3,159,778
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	109,629
Series B
4.53%, 01/01/35	200,000	240,591
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	146,896
GO Bonds Series 2020
1.61%, 08/01/28	125,000	124,436
GO Bonds Series 2020
1.81%, 08/01/30	200,000	198,418
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	349,609
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	406,781
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	361,945
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	293,181
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	626,922
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	102,736

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series D
3.20%, 07/01/50	100,000	104,042
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	497,081
RB Series B
3.40%, 10/15/40 (a)	100,000	104,726
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	874,001
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	566,433
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	930,873
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	343,115
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	383,350
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	242,453
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	93,305
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	230,283
RB (Build America Bonds) Series A
6.64%, 04/01/57	243,000	373,306
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	650,524
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,046,465
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	72,880
RB Series 2019B
4.13%, 06/15/42	250,000	279,416
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	814,230
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,343,465
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	590,049
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	377,150
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	433,730
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	386,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	266,703
RB Series 2009F
5.63%, 03/15/39	200,000	258,032
Series B
3.14%, 07/01/43	200,000	207,029
Series F
3.11%, 02/15/39	200,000	211,995
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	156,851
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	223,487
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	588,512
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	865,509
Series A
3.80%, 12/01/46	75,000	90,455
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	101,979
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	586,405
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	584,204
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	330,238
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	273,564
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	909,020
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,529,948
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	267,177
RB Series AAA
1.09%, 07/01/23	300,000	301,382
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	155,500
6.58%, 05/15/49	200,000	304,932
Series N
3.01%, 05/15/50 (a)	200,000	207,168
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	316,515
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	178,510
Series R
3.27%, 05/01/43	100,000	106,858
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	215,821

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.82%, 01/01/48	250,000	282,022
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	98,402
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	457,926
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	526,244
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,265,742
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	180,150
State of California
2.38%, 10/01/26	175,000	183,010
7.63%, 03/01/40	100,000	165,965
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	168,007
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	665,743
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,059,955
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	391,741
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	350,000	341,213
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	156,200
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	412,638
RB Series 2013AJ
4.60%, 05/15/31	250,000	288,109
RB Series 2015AQ
4.77%, 05/15/15	300,000	428,014
RB Series 2019BD
3.35%, 07/01/29	200,000	219,810
RB Series AD
4.86%, 05/15/12	500,000	726,959
RB Series AS
5.95%, 05/15/45	250,000	352,238
RB Series BG
1.61%, 05/15/30 (a)	250,000	242,533
RB Series BJ
3.07%, 05/15/51 (a)	500,000	504,079
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	252,220
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	287,102
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	65,226
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	371,438
Series B
2.58%, 11/01/51 (a)	300,000	304,317
Series C
4.18%, 09/01/17 (a)	150,000	206,102
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	547,379
GO (Build America Bonds) Series D
4.55%, 07/01/24	205,000	215,416
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	264,400
Wisconsin
RB Series A
5.70%, 05/01/26	575,000	648,269
		63,885,774
		88,257,848

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,050,000	1,068,417
0.75%, 05/19/26	250,000	244,573
		1,312,990
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	209,890
3.13%, 01/21/26	400,000	421,820
3.24%, 02/06/28 (a)	750,000	791,475
2.45%, 01/31/31 (a)	850,000	845,818
2.55%, 01/27/32 (a)	600,000	599,208
2.55%, 07/27/33 (a)	500,000	487,635
3.10%, 05/07/41 (a)	400,000	392,936
3.63%, 10/30/42	100,000	106,150
3.86%, 06/21/47	450,000	500,017
3.50%, 01/25/50 (a)	850,000	885,836
3.10%, 01/22/61 (a)	800,000	745,432
3.25%, 09/21/71 (a)	350,000	324,583
		6,310,800
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	600,000	630,744
5.75%, 11/22/23	550,000	597,207
5.38%, 03/25/24	600,000	652,692
7.63%, 03/29/41	550,000	901,208
		2,781,851
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	500,000	510,940
4.45%, 02/11/24	250,000	267,630
3.50%, 01/11/28	450,000	486,225
4.10%, 04/24/28	450,000	502,362
4.75%, 02/11/29	400,000	466,180

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 09/18/29	400,000	432,736
2.85%, 02/14/30	400,000	417,580
3.85%, 10/15/30 (e)	550,000	618,932
1.85%, 03/12/31	400,000	390,100
4.35%, 01/11/48	700,000	806,652
5.35%, 02/11/49	500,000	657,800
3.70%, 10/30/49	200,000	212,440
3.50%, 02/14/50	650,000	674,940
4.20%, 10/15/50	650,000	745,829
3.05%, 03/12/51	350,000	346,518
4.45%, 04/15/70	400,000	475,456
3.35%, 03/12/71	200,000	194,714
		8,207,034
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	450,000	465,966
2.88%, 03/16/26	300,000	317,838
3.25%, 01/17/28	300,000	325,770
2.50%, 01/15/30	500,000	521,515
2.75%, 07/03/30	700,000	745,143
4.50%, 01/30/43	700,000	899,115
4.13%, 01/17/48	250,000	307,655
3.38%, 01/15/50	750,000	814,823
3.88%, 07/03/50	650,000	762,476
4.50%, 04/03/20	300,000	384,693
		5,544,994
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,300,000	1,428,557
2.38%, 10/17/24	1,700,000	1,743,197
2.88%, 10/17/29	700,000	716,058
5.38%, 06/15/33	754,000	936,747
4.00%, 10/17/49	950,000	1,050,918
Republic of Italy Government International Bond
1.25%, 02/17/26	500,000	487,475
3.88%, 05/06/51	800,000	858,184
		7,221,136
Mexico 0.2%
Mexico Government International Bond
4.00%, 10/02/23	291,000	306,886
3.60%, 01/30/25	650,000	690,892
3.90%, 04/27/25 (a)	200,000	214,642
4.13%, 01/21/26	700,000	769,867
4.15%, 03/28/27	800,000	885,344
3.75%, 01/11/28	850,000	916,079
4.50%, 04/22/29	1,250,000	1,394,262
3.25%, 04/16/30 (a)	1,000,000	1,029,940
2.66%, 05/24/31 (a)	1,050,000	1,025,283
8.30%, 08/15/31	150,000	218,871
4.75%, 04/27/32 (a)	850,000	962,702
7.50%, 04/08/33	250,000	350,028
6.75%, 09/27/34	750,000	1,001,790
6.05%, 01/11/40	1,050,000	1,309,297
4.28%, 08/14/41 (a)	750,000	779,588
4.75%, 03/08/44	1,400,000	1,529,234
5.55%, 01/21/45	1,000,000	1,199,830
4.60%, 01/23/46	1,000,000	1,071,250
4.35%, 01/15/47	400,000	415,864
4.60%, 02/10/48	950,000	1,014,885
4.50%, 01/31/50 (a)	925,000	982,905
5.00%, 04/27/51 (a)	850,000	969,841
3.77%, 05/24/61 (a)	1,050,000	969,832
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 10/12/10	950,000	1,097,174
		21,106,286
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	450,000	478,688
3.75%, 03/16/25 (a)	300,000	318,351
7.13%, 01/29/26	350,000	420,343
8.88%, 09/30/27	150,000	202,095
3.88%, 03/17/28 (a)	400,000	432,464
9.38%, 04/01/29	600,000	861,876
3.16%, 01/23/30 (a)	600,000	623,088
2.25%, 09/29/32 (a)	1,150,000	1,095,317
6.70%, 01/26/36	900,000	1,208,250
4.50%, 05/15/47	500,000	554,015
4.50%, 04/16/50 (a)	750,000	828,398
4.30%, 04/29/53	600,000	647,028
4.50%, 04/01/56 (a)	800,000	883,976
3.87%, 07/23/60 (a)	875,000	878,071
		9,431,960
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	750,000	895,215
2.39%, 01/23/26 (a)	150,000	152,517
4.13%, 08/25/27	500,000	550,385
2.84%, 06/20/30	650,000	661,069
2.78%, 01/23/31 (a)	1,250,000	1,246,887
1.86%, 12/01/32 (a)	550,000	503,085
8.75%, 11/21/33	450,000	701,946
3.00%, 01/15/34 (a)	500,000	499,455
6.55%, 03/14/37	550,000	751,256
3.30%, 03/11/41 (a)	450,000	451,800
5.63%, 11/18/50	900,000	1,267,920
3.55%, 03/10/51 (a)	400,000	417,600
2.78%, 12/01/60 (a)	650,000	573,131
3.60%, 01/15/72 (a)	350,000	342,643
3.23%, 07/28/21 (a)	450,000	388,706
		9,403,615
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	750,000	800,078
9.50%, 10/21/24	100,000	123,137
10.63%, 03/16/25	300,000	391,278
5.50%, 03/30/26	400,000	466,968
3.00%, 02/01/28	850,000	913,061
3.75%, 01/14/29	600,000	676,074
9.50%, 02/02/30	850,000	1,322,336
2.46%, 05/05/30	350,000	361,683
7.75%, 01/14/31	550,000	801,817
1.65%, 06/10/31	200,000	193,638
6.38%, 01/15/32	350,000	469,242
6.38%, 10/23/34	900,000	1,252,881
5.00%, 01/13/37	500,000	622,710
3.95%, 01/20/40	900,000	1,008,675
3.70%, 03/01/41	500,000	547,320
3.70%, 02/02/42	900,000	986,094
2.95%, 05/05/45	700,000	692,818
2.65%, 12/10/45	700,000	665,973
		12,295,783

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Poland 0.0%
Poland Government International Bond
3.00%, 03/17/23	750,000	770,760
4.00%, 01/22/24	850,000	900,618
3.25%, 04/06/26	644,000	691,456
		2,362,834
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	300,000	315,438
2.75%, 01/19/27	450,000	476,537
3.50%, 09/20/28	200,000	223,738
2.50%, 06/19/29	550,000	582,703
1.00%, 09/16/30	200,000	189,520
1.75%, 10/15/31	200,000	200,828
4.13%, 06/10/44	400,000	523,372
3.88%, 09/20/48	200,000	260,428
		2,772,564
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	424,096
4.38%, 10/27/27	550,000	618,997
4.38%, 01/23/31 (a)	950,000	1,096,651
7.63%, 03/21/36	500,000	755,960
4.13%, 11/20/45	250,000	296,938
5.10%, 06/18/50	1,200,000	1,595,292
4.98%, 04/20/55	1,000,000	1,315,010
		6,102,944
		94,854,791

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	1,500,000	1,522,065
0.75%, 04/03/23	950,000	952,042
3.00%, 09/20/23	300,000	311,718
0.88%, 07/22/26	750,000	736,253
Asian Development Bank
2.00%, 02/16/22	1,000,000	1,002,090
1.88%, 07/19/22	650,000	655,564
1.75%, 09/13/22	1,175,000	1,186,162
1.63%, 01/24/23	750,000	759,075
2.75%, 03/17/23	1,100,000	1,129,227
0.25%, 07/14/23	750,000	745,665
0.25%, 10/06/23	750,000	744,255
2.63%, 01/30/24	695,000	721,605
0.38%, 06/11/24	1,150,000	1,136,338
1.50%, 10/18/24	1,350,000	1,369,696
2.00%, 01/22/25	1,650,000	1,697,784
0.63%, 04/29/25	1,050,000	1,034,323
0.38%, 09/03/25	750,000	728,828
0.50%, 02/04/26	1,050,000	1,019,917
1.00%, 04/14/26	500,000	494,910
2.00%, 04/24/26	500,000	515,570
2.63%, 01/12/27	1,000,000	1,062,410
2.50%, 11/02/27	1,188,000	1,258,460
2.75%, 01/19/28	250,000	269,433
5.82%, 06/16/28	300,000	379,812
1.75%, 09/19/29	1,150,000	1,168,423
1.88%, 01/24/30	1,000,000	1,027,130
0.75%, 10/08/30	1,150,000	1,075,319
1.50%, 03/04/31	500,000	497,245
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asian Infrastructure Investment Bank
0.25%, 09/29/23	600,000	595,080
2.25%, 05/16/24	950,000	980,580
0.50%, 05/28/25	950,000	929,708
0.50%, 01/27/26	1,500,000	1,455,840
Corp. Andina de Fomento
4.38%, 06/15/22	550,000	558,982
2.38%, 05/12/23	400,000	407,552
3.75%, 11/23/23	250,000	262,068
1.63%, 09/23/25	500,000	499,465
Council of Europe Development Bank
1.75%, 09/26/22	650,000	656,520
0.25%, 06/10/23	200,000	198,954
0.25%, 10/20/23	400,000	396,448
2.50%, 02/27/24	315,000	326,274
1.38%, 02/27/25	350,000	353,276
0.88%, 09/22/26	250,000	244,980
European Bank for Reconstruction & Development
2.75%, 03/07/23	475,000	487,284
0.25%, 07/10/23	500,000	497,095
1.63%, 09/27/24	300,000	305,415
1.50%, 02/13/25	500,000	506,900
0.50%, 05/19/25	650,000	636,578
0.50%, 11/25/25	950,000	924,226
0.50%, 01/28/26	850,000	825,299
European Investment Bank
2.63%, 05/20/22	1,175,000	1,185,634
2.38%, 06/15/22	900,000	908,352
2.50%, 03/15/23	2,050,000	2,098,195
1.38%, 05/15/23	1,000,000	1,010,930
2.88%, 08/15/23	1,400,000	1,449,546
0.25%, 09/15/23	1,250,000	1,240,525
3.13%, 12/14/23	1,050,000	1,097,701
3.25%, 01/29/24	1,650,000	1,734,018
2.63%, 03/15/24	1,600,000	1,663,328
2.25%, 06/24/24	450,000	465,197
2.50%, 10/15/24	500,000	521,115
1.88%, 02/10/25	1,100,000	1,128,237
1.63%, 03/14/25	1,300,000	1,322,633
0.63%, 07/25/25	900,000	883,872
0.38%, 03/26/26	1,450,000	1,398,409
2.13%, 04/13/26	650,000	674,089
0.75%, 10/26/26	500,000	486,940
2.38%, 05/24/27	617,000	648,880
1.63%, 10/09/29	500,000	503,235
0.88%, 05/17/30	255,000	241,903
0.75%, 09/23/30	500,000	467,995
1.25%, 02/14/31	2,000,000	1,947,520
1.63%, 05/13/31	500,000	502,850
4.88%, 02/15/36	750,000	1,037,865
Inter-American Development Bank
1.75%, 04/14/22	1,100,000	1,104,796
1.75%, 09/14/22	600,000	605,826
2.50%, 01/18/23	1,250,000	1,276,050
0.50%, 05/24/23	1,350,000	1,348,474
3.00%, 10/04/23	850,000	884,008
0.25%, 11/15/23	750,000	743,475
2.63%, 01/16/24	1,150,000	1,193,205
3.00%, 02/21/24	750,000	785,078
0.50%, 09/23/24	250,000	246,938
2.13%, 01/15/25	1,400,000	1,446,620
1.75%, 03/14/25	1,350,000	1,378,930
0.88%, 04/03/25	650,000	645,905
0.63%, 07/15/25	600,000	589,428
0.88%, 04/20/26	1,250,000	1,230,312
2.00%, 06/02/26	550,000	567,303
2.00%, 07/23/26	500,000	515,715

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 07/07/27	1,200,000	1,261,452
0.63%, 09/16/27	750,000	716,858
1.13%, 07/20/28	750,000	733,133
3.13%, 09/18/28	1,700,000	1,877,327
2.25%, 06/18/29	1,400,000	1,471,092
1.13%, 01/13/31	250,000	240,940
3.88%, 10/28/41	150,000	192,461
3.20%, 08/07/42	200,000	233,800
4.38%, 01/24/44	600,000	836,742
International Bank for Reconstruction & Development
2.13%, 07/01/22	1,750,000	1,765,417
1.88%, 10/07/22	1,750,000	1,769,337
7.63%, 01/19/23	500,000	537,085
0.13%, 04/20/23	1,000,000	994,460
1.88%, 06/19/23	350,000	356,556
3.00%, 09/27/23	1,560,000	1,621,885
2.50%, 03/19/24	1,450,000	1,503,867
1.50%, 08/28/24	1,700,000	1,725,857
2.50%, 11/25/24	1,300,000	1,356,732
1.63%, 01/15/25	1,450,000	1,476,607
0.75%, 03/11/25	1,650,000	1,634,374
0.63%, 04/22/25	2,700,000	2,660,202
0.38%, 07/28/25	150,000	146,024
2.50%, 07/29/25	1,750,000	1,832,845
0.50%, 10/28/25	2,000,000	1,949,360
3.13%, 11/20/25	450,000	483,201
0.88%, 07/15/26	750,000	736,988
1.88%, 10/27/26	250,000	256,658
2.50%, 11/22/27	200,000	211,900
0.75%, 11/24/27	1,750,000	1,681,802
1.38%, 04/20/28	1,500,000	1,494,180
1.13%, 09/13/28	500,000	488,535
1.75%, 10/23/29	950,000	965,257
0.88%, 05/14/30	2,300,000	2,182,355
0.75%, 08/26/30	1,000,000	937,820
1.25%, 02/10/31	1,000,000	973,580
1.63%, 11/03/31	1,750,000	1,751,330
4.75%, 02/15/35	450,000	599,850
International Finance Corp.
2.00%, 10/24/22	850,000	861,059
0.50%, 03/20/23	200,000	199,708
2.88%, 07/31/23	500,000	517,290
1.38%, 10/16/24	750,000	758,438
0.38%, 07/16/25	500,000	487,050
0.75%, 08/27/30	750,000	701,475
Nordic Investment Bank
2.13%, 02/01/22	250,000	250,368
1.38%, 10/17/22	200,000	201,554
0.38%, 05/19/23	400,000	398,760
2.88%, 07/19/23	450,000	465,210
2.25%, 05/21/24	200,000	206,500
0.38%, 09/11/25	400,000	388,544
0.50%, 01/21/26	250,000	243,005
The Asian Infrastructure Investment Bank
0.50%, 10/30/24	750,000	739,695
		124,507,400
Total Government Related (Cost $487,994,821)		500,500,084

SECURITIZED 29.7% OF NET ASSETS

Asset-Backed Securities 0.3%
Automobile 0.1%
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	2,000,000	2,024,651
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	1,183,330	1,186,620
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	441,646	442,231
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	180,145	180,246
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,124,477
		5,958,225
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2019-3, Class A
2.00%, 04/15/25 (a)	630,000	636,797
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,346,604
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,316,975
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	2,059,145
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	4,918,486
Discover Card Execution Note Trust
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,363,882
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,155,117
		17,797,006
		23,755,231

Commercial Mortgage-Backed Security 2.0%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,079,797
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	650,214
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,086,762
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	858,332
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	714,835
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,285,057
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	2,002,813
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,000,000	2,115,703
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,918,311

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,119,115
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,814,371
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,887,343
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,849,542
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,732,059
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	1,053,210
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,935,243
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	644,369
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	1,048,739
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	220,985
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,575,153
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	633,659
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	6,029,225
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	541,720
COMM Mortgage Trust
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	254,249	255,299
Series 2012-LC4, Class A4
3.29%, 12/10/44 (a)	34,130	34,111
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,868	468,429
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	356,318
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,001,496
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	250,264
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	255,116	261,549
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	421,424	436,418
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	220,923	227,813
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	1,855,386	1,905,505
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,592	180,281
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	419,998
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,941,059
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	786,739
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	425,308
Series 2015-LC23, Class A4
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.77%, 10/10/48 (a)	440,000	472,179
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	530,156
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,522,416	1,577,494
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,890,249
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	107,214
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,371,705
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	318,881
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,366,574
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(g)(j)	100,000	107,770
Fannie Mae
Series 2014-M9, Class A2
3.10%, 07/25/24 (a)(g)(k)	417,019	433,374
Series 2015-M13, Class A2
2.71%, 06/25/25 (a)(g)(k)	128,109	132,610
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	473,533	487,894
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	16,049	16,070
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)	7,926	7,934
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,600,000	2,693,610
Freddie Mac
Series K026, Class A2
2.51%, 11/25/22 (a)	550,000	556,723
Series K037, Class A2
3.49%, 01/25/24 (a)	600,000	623,216
Series K040, Class A2
3.24%, 09/25/24 (a)	750,000	788,745
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	103,931
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	787,860
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,059,627
Series K045, Class A1
2.49%, 11/25/24 (a)	241,621	243,639
Series K045, Class A2
3.02%, 11/25/25 (a)	400,000	420,273
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	973,331
Series K048, Class A2
3.28%, 06/25/25 (a)(g)(j)	838,000	890,477
Series K053, Class A1
2.55%, 02/25/25 (a)	351,074	358,464
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	1,006,221
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	315,197
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	787,220
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	789,611
Series K061, Class A2
3.35%, 11/25/26 (a)(g)(j)	520,000	564,343
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	280,911

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	115,803
Series K067, Class A1
2.90%, 03/25/27 (a)	1,376,686	1,425,459
Series K070, Class A2, VRN
3.30%, 11/25/27 (a)(g)(j)	308,000	337,087
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	5,218,311
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,655,815
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	9,111,736
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,338,013
Series K083, Class A2
4.05%, 09/25/28 (a)(g)(j)	2,100,000	2,416,110
Series K085, Class A2
4.06%, 10/25/28 (a)(g)(j)	900,000	1,029,121
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,899,145
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	677,195
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	854,344
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,349,092
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	576,082
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,551,894
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,967,203
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	978,173
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,972,549
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,341,367
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,829,062
Series K728, Class A2
3.06%, 08/25/24 (a)(g)(j)	3,661,738	3,821,440
Series K731, Class A2
3.60%, 02/25/25 (a)(g)(j)	300,000	317,236
Series K733, Class A2
3.75%, 08/25/25 (a)(g)(j)	1,500,000	1,610,211
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	105,852
Series KS03, Class A4
3.16%, 05/25/25 (a)(g)(j)	250,000	261,090
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.03%, 07/10/46 (a)(g)(l)	649,000	673,663
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	729,314
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	389,992
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,688,802
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3
3.51%, 05/15/45 (a)	209,492	209,533
Series 2012-CBX, Class A4
3.48%, 06/15/45 (a)	70,495	70,722
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	799,835	817,678
Series 2015-JP1, Class A4
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 01/15/49 (a)	600,000	637,939
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	2,081,182
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	1,057,478
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,230,619
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (a)	401,463	402,077
Series 2013-C10, Class A4
4.07%, 07/15/46 (a)(g)(l)	180,000	185,971
Series 2013-C11, Class A4
4.15%, 08/15/46 (a)(g)(j)	1,000,000	1,031,830
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	81,858
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	283,448
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	99,253
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	721,473	747,238
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	429,176
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	264,673
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,412,197
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,965,037
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,662,470
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,083,053
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	530,644
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45 (a)	500,000	505,873
Series 2013-C5, Class A4
3.18%, 03/10/46 (a)	1,850,000	1,877,942
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(g)(l)	640,000	664,104
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	720,772	747,806
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	997,791	1,030,248
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	771,171
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,268,747	1,315,125
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,614,185
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,436,092
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	2,144,243
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	157,005
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,681,163
Series 2017-C41, Class A4

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.47%, 11/15/50 (a)	2,000,000	2,157,177
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,613,138
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,684,114
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,275,000	1,415,401
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	1,104,839
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,144,979
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	534,440
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	4,254,381
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	857,249
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	780,754
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,975,060
WFRBS Commercial Mortgage Trust
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	615,521	626,455
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	562,662
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(g)(l)	520,000	537,787
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	103,734
		184,633,011

Mortgage-Backed Securities Pass-Through 27.4%
Fannie Mae
4.00%, 02/01/24 to 08/01/50 (a)	76,920,303	83,076,884
5.50%, 06/01/24 to 11/01/48 (a)	5,630,259	6,378,713
4.50%, 12/01/24 to 07/01/50 (a)	34,894,043	38,162,343
3.50%, 08/01/25 to 08/01/51 (a)	110,120,071	117,501,569
3.00%, 12/01/25 to 10/01/51 (a)	156,432,182	163,636,919
2.50%, 07/01/27 to 01/01/52 (a)	226,217,989	231,698,990
2.00%, 04/01/28 to 12/01/51 (a)	335,229,020	336,659,247
6.00%, 12/01/32 to 07/01/41 (a)	2,803,237	3,224,427
5.00%, 09/01/33 to 11/01/49 (a)	10,799,632	12,006,591
6.50%, 08/01/34 to 05/01/40 (a)	591,402	686,475
1.50%, 09/01/35 to 11/01/51 (a)	69,802,512	68,979,809
1.00%, 03/01/36 to 07/01/36 (a)	1,586,753	1,550,580
Freddie Mac
2.00%, 08/01/23 to 01/01/52 (a)	291,499,073	292,282,797
4.00%, 03/01/24 to 07/01/50 (a)	39,132,014	42,184,785
5.50%, 05/01/24 to 08/01/41 (a)	2,805,316	3,180,797
3.50%, 12/01/25 to 09/01/51 (a)	65,126,772	69,455,098
3.00%, 08/01/26 to 10/01/51 (a)	102,613,420	107,326,878
2.50%, 04/01/27 to 01/01/52 (a)	173,692,557	177,786,201
6.00%, 09/01/32 to 07/01/40 (a)	1,984,344	2,286,052
5.00%, 11/01/33 to 12/01/49 (a)	7,151,811	7,985,205
6.50%, 12/01/33 to 09/01/39 (a)	235,504	276,415
4.50%, 05/01/34 to 08/01/49 (a)	14,236,465	15,606,694
1.50%, 08/01/35 to 08/01/51 (a)	79,926,473	78,658,691
1.00%, 10/01/36 (a)	587,724	574,337
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ginnie Mae
3.00%, 01/20/27 to 09/20/51 (a)	102,863,481	107,417,253
2.50%, 03/20/27 to 11/20/51 (a)	124,242,450	127,458,696
3.50%, 09/20/32 to 06/20/51 (a)	80,063,942	84,613,980
6.00%, 10/20/32 to 01/20/45 (a)	920,435	1,065,593
5.50%, 02/20/33 to 03/20/49 (a)	1,726,890	1,964,446
5.00%, 03/20/33 to 07/20/49 (a)	7,690,212	8,541,215
2.00%, 04/20/36 to 11/20/51 (a)	124,949,580	126,246,572
4.50%, 01/20/39 to 02/20/50 (a)	18,052,745	19,752,760
4.00%, 06/15/39 to 04/20/50 (a)	37,545,919	40,271,671
1.50%, 03/20/51 to 10/20/51 (a)	1,675,785	1,633,662
Ginnie Mae II
2.00%, 12/20/51 (a)	6,300,000	6,364,041
2.50%, 12/20/51 (a)	5,700,000	5,847,856
UMBS TBA
2.50%, 05/25/34 to 07/25/51 (a)(m)	40,000,000	40,909,775
2.00%, 07/25/36 to 07/25/51 (a)(m)	41,000,000	41,051,470
3.00%, 05/25/49 (a)(m)	5,000,000	5,181,157
1.50%, 01/25/51 (a)(m)	4,000,000	3,868,101
		2,483,354,745
Total Securitized (Cost $2,691,375,038)		2,691,742,987

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (n)	130,658,364	130,658,364
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (n)(o)	4,451,579	4,451,579
		135,109,943
Total Short-Term Investments (Cost $135,109,943)		135,109,943
Total Investments in Securities (Cost $8,994,198,698)		9,189,890,299

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $29,425,593 or 0.3% of net assets.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $4,345,698.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Variable-rate security.
(h)	Guaranteed by the Republic of Germany.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

(i)	Zero coupon bond.
(j)	Variable rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC.
(k)	Variable rate is determined by a formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Security is a type of structured MBS that involves tranching ( i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(m)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.
(o)	Security purchased with cash collateral received for securities on loan.

CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/21	FACE AMOUNT AT 12/31/21	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
TD Ameritrade Holding Corp.
2.95%, 04/01/22	$205,818	$—	($204,043)	$3,865	($5,560)	($80)	$—	$—	$2,016
3.75%, 04/01/24	219,684	—	(221,998)	14,966	(11,206)	(1,446)	—	—	4,203
3.30%, 04/01/27	508,054	27,539	(519,412)	52,502	(69,106)	423	—	—	7,741
2.75%, 10/01/29	165,630	—	(157,894)	5,364	(12,886)	(214)	—	—	3,014
The Charles Schwab Corp.
2.65%, 01/25/23	314,394	—	(77,224)	1,372	(5,301)	(3,835)	229,406	225,000	7,269
3.55%, 02/01/24	163,742	—	—	—	(3,466)	(2,662)	157,614	150,000	5,325
0.75%, 03/18/24	—	453,050	—	—	(4,262)	(728)	448,060	450,000	2,266
3.75%, 04/01/24	—	145,610	(53,605)	(2,333)	(4,042)	(1,154)	84,476	80,000	860
4.20%, 03/24/25	286,730	—	(56,000)	656	(8,084)	(5,658)	217,644	200,000	8,913
3.63%, 04/01/25	—	106,585	—	—	83	—	106,668	100,000	—
3.85%, 05/21/25	142,405	55,483	—	—	(6,503)	(2,681)	188,704	175,000	5,663
3.45%, 02/13/26	—	107,430	—	—	(30)	—	107,400	100,000	—
0.90%, 03/11/26	—	503,365	(123,002)	(2,772)	(10,337)	(512)	366,742	375,000	3,479
1.15%, 05/13/26	—	250,260	—	—	(3,195)	(27)	247,038	250,000	1,430
3.20%, 03/02/27	—	218,829	—	—	(2,431)	(2,158)	214,240	200,000	4,213
3.30%, 04/01/27	—	300,538	(54,629)	7	(3,253)	(1,013)	241,650	225,000	2,046
3.20%, 01/25/28	514,354	—	(245,122)	10,017	(35,271)	(1,889)	242,089	225,000	8,960
2.00%, 03/20/28	—	353,924	—	—	1,128	(366)	354,686	350,000	4,608
4.00%, 02/01/29	299,042	58,968	(113,525)	1,659	(18,120)	(3,488)	224,536	200,000	8,767
3.25%, 05/22/29	229,660	—	—	—	(13,167)	(1,219)	215,274	200,000	6,500
2.75%, 10/01/29	—	157,744	—	—	(397)	(243)	157,104	150,000	1,111
4.63%, 03/22/30	316,102	—	(119,024)	8,269	(24,791)	(2,659)	177,897	150,000	8,068
1.65%, 03/11/31	—	236,952	—	—	2,712	844	240,508	250,000	2,917
2.30%, 05/13/31	—	204,641	—	—	(2,281)	(220)	202,140	200,000	2,287
1.95%, 12/01/31	—	245,939	—	—	(206)	—	245,733	250,000	—
Total	$3,365,615	$3,426,857	($1,945,478)	$93,572	($239,972)	($30,985)	$4,669,609		$101,656

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$2,310,973,043	$—	$2,310,973,043
Treasuries	—	3,551,564,242	—	3,551,564,242
Government Related[1]	—	500,500,084	—	500,500,084
Securitized [1]	—	2,691,742,987	—	2,691,742,987
Short-Term Investments[1]	135,109,943	—	—	135,109,943
Total	$135,109,943	$9,054,780,356	$—	$9,189,890,299

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - affiliated (cost $4,670,772)		$4,669,609
Investments in securities, at value - unaffiliated (cost $8,989,527,926) including securities on loan of $4,345,698		9,185,220,690
Cash		485,176
Receivables:
Investments sold		112,013,621
Interest		41,328,320
Income from securities on loan		2,702
Dividends	+	1,636
Total assets		9,343,721,754
Liabilities
Collateral held for securities on loan		4,451,579
Payables:
Investments bought		170,069,318
Investments bought - delayed delivery		95,097,829
Management fees	+	307,258
Total liabilities		269,925,984
Net assets		$9,073,795,770
Net Assets by Source
Capital received from investors		$8,898,355,871
Total distributable earnings	+	175,439,899
Net assets		$9,073,795,770

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,073,795,770		168,300,000		$53.91

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$161,198,997
Interest received from securities - affiliated		70,671
Dividends received from securities - unaffiliated		38,739
Securites on loan, net	+	11,907
Total investment income		161,320,314
Expenses
Management fees	+	3,585,705
Total expenses	–	3,585,705
Net investment income		157,734,609
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		41,784
Net realized gains on sales of securities - unaffiliated		22,811,525
Net realized gains on sales of in-kind redemptions - affiliated		51,788
Net realized gains on sales of in-kind redemptions - unaffiliated	+	11,299,289
Net realized gains		34,204,386
Net change in unrealized appreciation (depreciation) on securities - affiliated		(239,972)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(346,268,460)
Net change in unrealized appreciation (depreciation)	+	(346,508,432)
Net realized and unrealized losses		(312,304,046)
Decrease in net assets resulting from operations		($154,569,437)

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$157,734,609	$171,172,023
Net realized gains		34,204,386	68,213,661
Net change in unrealized appreciation (depreciation)	+	(346,508,432)	308,348,875
Increase (decrease) in net assets from operations		($154,569,437)	$547,734,559
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($191,909,550)	($196,101,450)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,200,000	$1,267,931,523	31,800,000	$1,772,159,926
Shares redeemed	+	(10,700,000)	(580,401,838)	(14,200,000)	(774,556,964)
Net transactions in fund shares		12,500,000	$687,529,685	17,600,000	$997,602,962
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		155,800,000	$8,732,745,072	138,200,000	$7,383,509,001
Total increase	+	12,500,000	341,050,698	17,600,000	1,349,236,071
End of period		168,300,000	$9,073,795,770	155,800,000	$8,732,745,072

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.50	0.89	0.23
Net realized and unrealized gains (losses)	(0.82)	1.74	0.02
Total from investment operations	(0.32)	2.63	0.25
Less distributions:
Distributions from net investment income	(0.48)	(0.89)	(0.21)
Distributions from net realized gains	—	(0.41)	—
Total distributions	(0.48)	(1.30)	(0.21)
Net asset value at end of period	$50.57	$51.37	$50.04
Total return	(0.64%)	5.31%	0.50% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [5,6]
Net investment income (loss)	0.99%	1.74%	2.01% [5]
Portfolio turnover rate[7]	13%	80%	12% [3]
Net assets, end of period (x 1,000)	$609,404	$118,146	$35,029

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio. (See financial note 4)
[5]	Annualized.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.0% OF NET ASSETS

Financial Institutions 44.3%
Banking 35.0%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	205,090
1.45%, 10/02/23 (a)	250,000	250,933
3.88%, 05/21/24 (a)	300,000	316,302
5.13%, 09/30/24	170,000	186,111
4.63%, 03/30/25	175,000	190,521
5.80%, 05/01/25 (a)	200,000	225,808
American Express Co.
3.40%, 02/27/23 (a)	350,000	360,129
3.70%, 08/03/23 (a)	525,000	547,375
0.75%, 11/03/23	150,000	149,715
3.40%, 02/22/24 (a)	375,000	392,914
2.50%, 07/30/24 (a)	485,000	501,097
3.00%, 10/30/24 (a)	490,000	513,858
4.20%, 11/06/25 (a)	200,000	220,276
3.13%, 05/20/26 (a)	225,000	238,842
1.65%, 11/04/26 (a)	450,000	451,521
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	199,224
1.13%, 09/18/25	200,000	195,982
Banco Santander S.A.
3.13%, 02/23/23	400,000	409,632
3.85%, 04/12/23	200,000	207,050
2.71%, 06/27/24	400,000	414,060
0.70%, 06/30/24 (a)(b)	400,000	397,824
2.75%, 05/28/25	600,000	621,042
5.18%, 11/19/25	400,000	444,932
1.85%, 03/25/26	350,000	348,337
1.72%, 09/14/27 (a)(b)	400,000	392,796
Bank of America Corp.
3.30%, 01/11/23	1,025,000	1,053,075
4.10%, 07/24/23	560,000	588,616
4.13%, 01/22/24	650,000	691,041
3.55%, 03/05/24 (a)(b)	725,000	746,757
4.00%, 04/01/24	650,000	691,236
1.49%, 05/19/24 (a)(b)	200,000	201,566
0.52%, 06/14/24 (a)(b)	200,000	198,702
3.86%, 07/23/24 (a)(b)	700,000	729,596
4.20%, 08/26/24	850,000	910,894
0.81%, 10/24/24 (a)(b)	625,000	620,925
4.00%, 01/22/25	825,000	882,395
3.46%, 03/15/25 (a)(b)	635,000	664,261
3.95%, 04/21/25	750,000	802,185
0.98%, 04/22/25 (a)(b)	350,000	347,245
3.88%, 08/01/25	575,000	624,341
0.98%, 09/25/25 (a)(b)	550,000	543,719
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.09%, 10/01/25 (a)(b)	475,000	494,698
2.46%, 10/22/25 (a)(b)	525,000	539,311
1.53%, 12/06/25 (a)(b)	100,000	100,274
3.37%, 01/23/26 (a)(b)	595,000	626,523
2.02%, 02/13/26 (a)(b)	630,000	638,744
4.45%, 03/03/26	850,000	937,031
3.50%, 04/19/26	950,000	1,024,005
1.32%, 06/19/26 (a)(b)	600,000	594,144
4.25%, 10/22/26	550,000	607,623
1.20%, 10/24/26 (a)(b)	350,000	343,269
1.66%, 03/11/27 (a)(b)	1,175,000	1,167,609
3.56%, 04/23/27 (a)(b)	1,300,000	1,391,377
1.73%, 07/22/27 (a)(b)	1,000,000	992,740
Bank of Montreal
0.45%, 12/08/23	450,000	445,761
3.30%, 02/05/24	500,000	522,975
2.50%, 06/28/24	480,000	495,595
1.85%, 05/01/25	425,000	431,889
1.25%, 09/15/26	500,000	489,700
0.95%, 01/22/27 (a)(b)	300,000	291,231
4.34%, 10/05/28 (a)(b)	225,000	236,446
Bank of New York Mellon Corp.
1.85%, 01/27/23 (a)	250,000	253,185
2.95%, 01/29/23 (a)	300,000	306,711
3.50%, 04/28/23	350,000	362,796
3.45%, 08/11/23	200,000	208,614
2.20%, 08/16/23 (a)	250,000	255,500
0.35%, 12/07/23 (a)	275,000	272,907
3.65%, 02/04/24 (a)	200,000	210,700
3.40%, 05/15/24 (a)	100,000	105,319
3.25%, 09/11/24 (a)	100,000	105,340
2.10%, 10/24/24	325,000	333,843
3.00%, 02/24/25 (a)	245,000	257,529
1.60%, 04/24/25 (a)	400,000	403,292
3.95%, 11/18/25 (a)	225,000	245,684
0.75%, 01/28/26 (a)	100,000	97,379
Bank of Nova Scotia
2.38%, 01/18/23	150,000	152,720
1.95%, 02/01/23	150,000	152,021
1.63%, 05/01/23	350,000	354,049
0.80%, 06/15/23	150,000	149,975
0.40%, 09/15/23	250,000	248,183
0.55%, 09/15/23	275,000	273,507
3.40%, 02/11/24	425,000	445,867
0.70%, 04/15/24	450,000	445,914
2.20%, 02/03/25	130,000	133,241
1.30%, 06/11/25	150,000	149,315
4.50%, 12/16/25	425,000	468,010
1.05%, 03/02/26	450,000	439,879
1.35%, 06/24/26	250,000	247,395

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/03/26	300,000	313,311
1.30%, 09/15/26 (a)	350,000	344,043
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	165,300
Barclays PLC
3.68%, 01/10/23	400,000	400,220
4.34%, 05/16/24 (a)(b)	200,000	208,346
4.38%, 09/11/24	400,000	427,028
1.01%, 12/10/24 (a)(b)	400,000	397,132
3.65%, 03/16/25	625,000	661,262
3.93%, 05/07/25 (a)(b)	600,000	631,836
4.38%, 01/12/26	650,000	710,307
2.85%, 05/07/26 (a)(b)	450,000	464,157
5.20%, 05/12/26	600,000	671,718
2.28%, 11/24/27 (a)(b)	400,000	401,240
BBVA USA
2.50%, 08/27/24 (a)	150,000	155,072
3.88%, 04/10/25 (a)	250,000	268,513
BNP Paribas S.A.
3.25%, 03/03/23	325,000	334,643
4.25%, 10/15/24	200,000	215,740
BPCE S.A.
4.00%, 04/15/24	250,000	266,268
3.38%, 12/02/26	250,000	268,320
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	25,896
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300,000	298,017
0.95%, 06/23/23	250,000	250,260
3.50%, 09/13/23	375,000	392,100
0.50%, 12/14/23	225,000	222,363
3.10%, 04/02/24	335,000	349,556
2.25%, 01/28/25	275,000	281,399
0.95%, 10/23/25	150,000	146,894
1.25%, 06/22/26	200,000	195,196
Capital One Bank USA NA
3.38%, 02/15/23	350,000	359,656
2.28%, 01/28/26 (a)(b)	250,000	255,203
Capital One Financial Corp.
3.20%, 01/30/23 (a)	240,000	245,942
2.60%, 05/11/23 (a)	200,000	204,252
3.50%, 06/15/23	250,000	259,153
3.90%, 01/29/24 (a)	350,000	368,732
3.75%, 04/24/24 (a)	200,000	210,940
3.30%, 10/30/24 (a)	400,000	421,908
1.34%, 12/06/24 (a)(b)	100,000	100,641
3.20%, 02/05/25 (a)	295,000	309,924
4.25%, 04/30/25 (a)	50,000	54,143
4.20%, 10/29/25 (a)	400,000	435,036
3.75%, 07/28/26 (a)	450,000	482,323
1.88%, 11/02/27 (a)(b)	425,000	423,631
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	258,318
Citibank NA
3.65%, 01/23/24 (a)	650,000	685,093
Citigroup, Inc.
3.38%, 03/01/23	100,000	102,940
3.50%, 05/15/23	425,000	439,662
3.88%, 10/25/23	300,000	316,248
1.68%, 05/15/24 (a)(b)	475,000	480,405
4.04%, 06/01/24 (a)(b)	400,000	417,272
3.75%, 06/16/24	190,000	201,734
4.00%, 08/05/24	220,000	234,373
0.78%, 10/30/24 (a)(b)	650,000	646,015
3.88%, 03/26/25	400,000	426,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 04/24/25 (a)(b)	425,000	444,061
3.30%, 04/27/25	425,000	451,902
0.98%, 05/01/25 (a)(b)	400,000	397,256
4.40%, 06/10/25	725,000	790,351
5.50%, 09/13/25	500,000	565,635
3.70%, 01/12/26	625,000	675,950
4.60%, 03/09/26	450,000	497,191
3.11%, 04/08/26 (a)(b)	1,000,000	1,049,130
3.40%, 05/01/26	600,000	643,662
3.20%, 10/21/26 (a)	1,000,000	1,060,420
1.12%, 01/28/27 (a)(b)	600,000	585,078
1.46%, 06/09/27 (a)(b)	750,000	736,935
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	258,028
3.75%, 02/18/26 (a)	250,000	269,775
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	125,000	136,044
Comerica Bank
2.50%, 07/23/24	250,000	258,465
Comerica, Inc.
3.70%, 07/31/23 (a)	225,000	234,203
Cooperatieve Rabobank UA
2.75%, 01/10/23	200,000	204,524
0.38%, 01/12/24	250,000	246,940
3.38%, 05/21/25	500,000	533,445
4.38%, 08/04/25	500,000	542,700
3.75%, 07/21/26	250,000	269,220
Credit Suisse AG
1.00%, 05/05/23	500,000	501,390
0.52%, 08/09/23	250,000	248,368
0.50%, 02/02/24	250,000	247,073
3.63%, 09/09/24	850,000	902,462
2.95%, 04/09/25	250,000	261,858
1.25%, 08/07/26	500,000	488,020
Credit Suisse Group AG
3.80%, 06/09/23	500,000	518,340
3.75%, 03/26/25	650,000	690,696
4.55%, 04/17/26	750,000	826,320
Deutsche Bank AG
3.95%, 02/27/23	250,000	257,905
0.96%, 11/08/23	200,000	199,596
0.90%, 05/28/24	300,000	297,537
3.70%, 05/30/24	450,000	472,091
2.22%, 09/18/24 (a)(b)	525,000	532,066
1.45%, 04/01/25 (a)(b)	150,000	149,205
3.96%, 11/26/25 (a)(b)	500,000	529,275
4.10%, 01/13/26	300,000	322,247
1.69%, 03/19/26	300,000	299,271
2.13%, 11/24/26 (a)(b)	450,000	449,586
2.31%, 11/16/27 (a)(b)	650,000	650,208
Discover Bank
4.20%, 08/08/23	525,000	551,061
2.45%, 09/12/24 (a)	250,000	255,938
4.25%, 03/13/26	250,000	273,193
3.45%, 07/27/26 (a)	300,000	318,063
Discover Financial Services
3.95%, 11/06/24 (a)	250,000	266,208
Fifth Third Bancorp
1.63%, 05/05/23 (a)	75,000	75,719
4.30%, 01/16/24 (a)	225,000	238,023
3.65%, 01/25/24 (a)	450,000	471,951
2.38%, 01/28/25 (a)	320,000	328,538
1.71%, 11/01/27 (a)(b)	250,000	247,433

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bank NA
1.80%, 01/30/23 (a)	250,000	252,643
3.95%, 07/28/25 (a)	200,000	217,936
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	25,433
First Horizon Corp.
3.55%, 05/26/23 (a)	150,000	154,634
4.00%, 05/26/25 (a)	100,000	107,072
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	252,795
FNB Corp/PA
2.20%, 02/24/23 (a)	100,000	101,116
Goldman Sachs Group, Inc.
3.63%, 01/22/23	500,000	514,670
0.48%, 01/27/23 (a)	700,000	698,180
3.20%, 02/23/23 (a)	350,000	358,970
0.52%, 03/08/23 (a)	250,000	249,293
3.63%, 02/20/24 (a)	490,000	514,059
4.00%, 03/03/24	775,000	822,267
0.67%, 03/08/24 (a)(b)	500,000	498,070
3.85%, 07/08/24 (a)	725,000	766,992
0.66%, 09/10/24 (a)(b)	300,000	297,696
0.93%, 10/21/24 (a)(b)	300,000	298,782
3.50%, 01/23/25 (a)	625,000	659,487
3.50%, 04/01/25 (a)	1,000,000	1,058,690
3.75%, 05/22/25 (a)	700,000	747,705
3.27%, 09/29/25 (a)(b)	725,000	760,663
4.25%, 10/21/25	650,000	709,481
0.86%, 02/12/26 (a)(b)	300,000	294,351
3.75%, 02/25/26 (a)	900,000	969,219
3.50%, 11/16/26 (a)	900,000	960,372
1.43%, 03/09/27 (a)(b)	1,150,000	1,126,862
1.54%, 09/10/27 (a)(b)	450,000	441,396
1.95%, 10/21/27 (a)(b)	1,300,000	1,296,100
HSBC Holdings PLC
3.60%, 05/25/23	500,000	518,700
4.25%, 03/14/24	600,000	634,026
3.95%, 05/18/24 (a)(b)	470,000	487,672
0.73%, 08/17/24 (a)(b)	450,000	446,058
1.16%, 11/22/24 (a)(b)	200,000	199,470
3.80%, 03/11/25 (a)(b)	650,000	682,656
0.98%, 05/24/25 (a)(b)	500,000	494,005
4.25%, 08/18/25	450,000	483,781
2.63%, 11/07/25 (a)(b)	500,000	513,565
4.30%, 03/08/26	1,350,000	1,477,993
1.65%, 04/18/26 (a)(b)	700,000	695,520
2.10%, 06/04/26 (a)(b)	850,000	855,797
4.29%, 09/12/26 (a)(b)	1,050,000	1,134,535
1.59%, 05/24/27 (a)(b)	300,000	293,196
2.25%, 11/22/27 (a)(b)	800,000	802,632
HSBC USA, Inc.
3.50%, 06/23/24	150,000	158,024
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	150,000	154,611
4.00%, 05/15/25 (a)	150,000	161,523
Huntington National Bank
1.80%, 02/03/23 (a)	150,000	151,419
3.55%, 10/06/23 (a)	250,000	261,043
ING Groep N.V.
4.10%, 10/02/23	400,000	420,988
3.55%, 04/09/24	400,000	419,584
1.73%, 04/01/27 (a)(b)	200,000	198,764
JPMorgan Chase & Co.
2.97%, 01/15/23 (a)	400,000	409,764
3.20%, 01/25/23	750,000	770,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/01/23	550,000	567,798
2.70%, 05/18/23 (a)	575,000	588,219
3.88%, 02/01/24	350,000	370,587
0.70%, 03/16/24 (a)(b)	550,000	549,312
3.56%, 04/23/24 (a)(b)	425,000	439,178
3.63%, 05/13/24	525,000	555,844
1.51%, 06/01/24 (a)(b)	550,000	554,136
3.80%, 07/23/24 (a)(b)	665,000	693,269
3.88%, 09/10/24	650,000	692,055
0.65%, 09/16/24 (a)(b)	300,000	298,560
4.02%, 12/05/24 (a)(b)	500,000	527,045
3.13%, 01/23/25 (a)	750,000	788,737
0.56%, 02/16/25 (a)(b)	350,000	345,261
3.22%, 03/01/25 (a)(b)	650,000	676,403
0.82%, 06/01/25 (a)(b)	300,000	296,589
0.97%, 06/23/25 (a)(b)	300,000	297,354
3.90%, 07/15/25 (a)	700,000	757,617
7.75%, 07/15/25	175,000	211,223
2.30%, 10/15/25 (a)(b)	555,000	567,537
1.56%, 12/10/25 (a)(b)	700,000	701,491
2.01%, 03/13/26 (a)(b)	800,000	810,552
3.30%, 04/01/26 (a)	850,000	907,188
2.08%, 04/22/26 (a)(b)	1,200,000	1,218,564
3.20%, 06/15/26 (a)	650,000	690,293
2.95%, 10/01/26 (a)	1,000,000	1,057,050
1.05%, 11/19/26 (a)(b)	650,000	633,665
4.13%, 12/15/26	400,000	441,496
3.96%, 01/29/27 (a)(b)	600,000	649,992
1.04%, 02/04/27 (a)(b)	1,175,000	1,137,729
1.58%, 04/22/27 (a)(b)	400,000	395,556
1.47%, 09/22/27 (a)(b)	625,000	613,025
KeyBank NA
3.38%, 03/07/23	250,000	257,585
1.25%, 03/10/23	250,000	251,573
3.30%, 06/01/25	250,000	265,978
3.40%, 05/20/26	250,000	265,823
KeyCorp
4.15%, 10/29/25	200,000	218,916
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	419,052
3.90%, 03/12/24	400,000	422,512
4.50%, 11/04/24	400,000	431,136
4.45%, 05/08/25	400,000	435,000
3.87%, 07/09/25 (a)(b)	400,000	422,952
4.58%, 12/10/25	400,000	436,808
2.44%, 02/05/26 (a)(b)	250,000	255,298
4.65%, 03/24/26	450,000	495,967
1.63%, 05/11/27 (a)(b)	250,000	246,043
M&T Bank Corp.
3.55%, 07/26/23 (a)	50,000	51,921
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	261,423
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23	125,000	128,719
3.76%, 07/26/23	650,000	678,528
2.53%, 09/13/23	400,000	410,524
3.41%, 03/07/24	450,000	471,298
2.80%, 07/18/24	250,000	259,198
0.85%, 09/15/24 (a)(b)	600,000	597,300
2.19%, 02/25/25	600,000	612,576
3.78%, 03/02/25	550,000	589,341
0.95%, 07/19/25 (a)(b)	750,000	741,705
3.85%, 03/01/26	750,000	812,925
2.76%, 09/13/26	600,000	623,274
1.64%, 10/13/27 (a)(b)	500,000	493,325

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mizuho Financial Group, Inc.
3.55%, 03/05/23	250,000	257,785
1.24%, 07/10/24 (a)(b)	200,000	200,526
0.85%, 09/08/24 (a)(b)	200,000	199,184
3.92%, 09/11/24 (a)(b)	250,000	261,313
2.84%, 07/16/25 (a)(b)	200,000	206,918
2.56%, 09/13/25 (a)(b)	250,000	256,783
2.23%, 05/25/26 (a)(b)	200,000	202,762
2.84%, 09/13/26	250,000	260,860
1.23%, 05/22/27 (a)(b)	400,000	387,836
1.55%, 07/09/27 (a)(b)	350,000	343,994
Morgan Stanley
3.13%, 01/23/23	650,000	666,120
3.75%, 02/25/23	690,000	713,977
4.10%, 05/22/23	600,000	625,206
0.53%, 01/25/24 (a)(b)	875,000	872,209
0.73%, 04/05/24 (a)(b)	600,000	598,278
3.74%, 04/24/24 (a)(b)	775,000	802,241
3.88%, 04/29/24	850,000	902,139
3.70%, 10/23/24	875,000	932,339
0.79%, 01/22/25 (a)(b)	300,000	297,192
0.79%, 05/30/25 (a)(b)	500,000	493,485
2.72%, 07/22/25 (a)(b)	635,000	654,952
4.00%, 07/23/25	950,000	1,030,759
0.86%, 10/21/25 (a)(b)	400,000	394,752
5.00%, 11/24/25	650,000	727,915
3.88%, 01/27/26	1,075,000	1,165,913
2.19%, 04/28/26 (a)(b)	800,000	816,240
3.13%, 07/27/26	200,000	212,118
6.25%, 08/09/26	800,000	955,864
4.35%, 09/08/26	550,000	609,262
0.99%, 12/10/26 (a)(b)	850,000	824,984
1.59%, 05/04/27 (a)(b)	1,250,000	1,237,725
1.51%, 07/20/27 (a)(b)	400,000	393,832
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	256,155
2.88%, 04/12/23	250,000	256,710
3.38%, 01/14/26	250,000	269,548
2.50%, 07/12/26	350,000	365,029
National Bank of Canada
2.10%, 02/01/23	250,000	253,388
0.75%, 08/06/24	250,000	246,613
0.55%, 11/15/24 (a)(b)	250,000	247,388
Natwest Group PLC
6.10%, 06/10/23	100,000	106,644
3.88%, 09/12/23	800,000	834,312
6.00%, 12/19/23	500,000	543,190
5.13%, 05/28/24	200,000	215,816
4.27%, 03/22/25 (a)(b)	600,000	635,580
4.80%, 04/05/26	600,000	669,480
1.64%, 06/14/27 (a)(b)	400,000	394,264
3.75%, 11/01/29 (a)(b)	200,000	208,860
Northern Trust Corp.
3.95%, 10/30/25	225,000	246,641
PNC Bank NA
2.95%, 01/30/23 (a)	300,000	306,846
3.50%, 06/08/23 (a)	250,000	259,420
3.80%, 07/25/23 (a)	250,000	260,518
2.95%, 02/23/25 (a)	250,000	262,573
4.20%, 11/01/25 (a)	250,000	274,403
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	425,000	445,200
3.90%, 04/29/24 (a)	315,000	333,629
2.20%, 11/01/24 (a)	150,000	153,995
Regions Financial Corp.
2.25%, 05/18/25 (a)	300,000	306,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
1.95%, 01/17/23	300,000	304,158
1.60%, 04/17/23	375,000	379,260
3.70%, 10/05/23	395,000	414,284
0.50%, 10/26/23	325,000	322,914
0.43%, 01/19/24	250,000	247,075
2.55%, 07/16/24	420,000	434,322
0.65%, 07/29/24	150,000	148,017
2.25%, 11/01/24	450,000	462,694
1.15%, 06/10/25	350,000	347,095
0.88%, 01/20/26	150,000	146,135
4.65%, 01/27/26	675,000	750,607
1.20%, 04/27/26	575,000	565,685
1.15%, 07/14/26	200,000	196,106
1.40%, 11/02/26	350,000	345,555
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	350,000	357,805
3.50%, 06/07/24 (a)	175,000	182,553
3.45%, 06/02/25 (a)	200,000	210,104
4.50%, 07/17/25 (a)	400,000	433,268
3.24%, 10/05/26 (a)(c)	150,000	157,364
Santander UK Group Holdings PLC
3.57%, 01/10/23	200,000	200,090
3.37%, 01/05/24 (a)(b)	400,000	408,732
4.80%, 11/15/24 (a)(b)	200,000	212,374
1.09%, 03/15/25 (a)(b)	500,000	495,615
1.53%, 08/21/26 (a)(b)	250,000	246,100
1.67%, 06/14/27 (a)(b)	200,000	196,178
Santander UK PLC
4.00%, 03/13/24	300,000	317,697
2.88%, 06/18/24	200,000	207,180
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	106,393
State Street Corp.
3.10%, 05/15/23	320,000	330,150
3.70%, 11/20/23	350,000	368,592
3.78%, 12/03/24 (a)(b)	200,000	210,612
3.30%, 12/16/24	100,000	106,530
3.55%, 08/18/25	425,000	458,830
2.35%, 11/01/25 (a)(b)	350,000	360,857
2.90%, 03/30/26 (a)(b)	325,000	340,538
2.65%, 05/19/26	100,000	105,477
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250,000	263,275
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	425,000	434,843
3.75%, 07/19/23	250,000	260,643
3.94%, 10/16/23	350,000	367,801
0.51%, 01/12/24	200,000	197,652
2.70%, 07/16/24	600,000	620,148
2.45%, 09/27/24	250,000	257,063
2.35%, 01/15/25	350,000	358,620
1.47%, 07/08/25	400,000	398,012
0.95%, 01/12/26	400,000	388,128
3.78%, 03/09/26	700,000	756,119
2.63%, 07/14/26	350,000	363,142
1.40%, 09/17/26	675,000	659,657
3.01%, 10/19/26	350,000	368,609
SVB Financial Group
3.50%, 01/29/25	50,000	52,838
1.80%, 10/28/26 (a)	200,000	199,624
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	264,113

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
4.38%, 03/19/24 (a)	275,000	290,617
4.25%, 08/15/24 (a)	300,000	318,045
4.50%, 07/23/25 (a)	300,000	324,597
The Bank of New York Mellon Corp
0.50%, 04/26/24 (a)	100,000	98,860
2.80%, 05/04/26 (a)	475,000	499,253
1.05%, 10/15/26 (a)	150,000	146,658
The PNC Financial Services Group, Inc.
1.15%, 08/13/26 (a)	350,000	346,073
Toronto-Dominion Bank
0.25%, 01/06/23	300,000	299,109
0.30%, 06/02/23	300,000	298,239
0.75%, 06/12/23	450,000	450,171
3.50%, 07/19/23	400,000	416,880
0.45%, 09/11/23	300,000	298,134
0.55%, 03/04/24	200,000	197,906
3.25%, 03/11/24	400,000	418,904
2.65%, 06/12/24	475,000	492,874
0.70%, 09/10/24	275,000	271,777
1.15%, 06/12/25	300,000	297,864
0.75%, 09/11/25	75,000	73,121
0.75%, 01/06/26	400,000	388,240
1.20%, 06/03/26	350,000	344,452
1.25%, 09/10/26	450,000	442,494
3.63%, 09/15/31 (a)(b)	400,000	430,244
Truist Bank
1.25%, 03/09/23 (a)	250,000	251,493
3.20%, 04/01/24 (a)	200,000	209,462
3.69%, 08/02/24 (a)(b)	250,000	260,830
2.15%, 12/06/24 (a)	250,000	257,805
1.50%, 03/10/25 (a)	250,000	251,668
3.63%, 09/16/25 (a)	350,000	374,643
4.05%, 11/03/25 (a)	300,000	328,584
3.30%, 05/15/26 (a)	250,000	266,223
Truist Financial Corp.
2.20%, 03/16/23 (a)	350,000	355,712
3.75%, 12/06/23 (a)	350,000	367,979
2.50%, 08/01/24 (a)	425,000	439,084
2.85%, 10/26/24 (a)	375,000	392,224
4.00%, 05/01/25 (a)	575,000	621,195
3.70%, 06/05/25 (a)	450,000	483,858
1.20%, 08/05/25 (a)	150,000	149,189
1.27%, 03/02/27 (a)(b)	350,000	343,437
US Bancorp
3.70%, 01/30/24 (a)	205,000	216,460
3.38%, 02/05/24 (a)	255,000	267,510
2.40%, 07/30/24 (a)	400,000	413,460
3.60%, 09/11/24 (a)	250,000	265,720
1.45%, 05/12/25 (a)	450,000	452,277
3.95%, 11/17/25 (a)	300,000	328,254
3.10%, 04/27/26 (a)	400,000	423,600
2.38%, 07/22/26 (a)	200,000	207,962
US Bank NA
1.95%, 01/09/23 (a)	250,000	253,225
2.85%, 01/23/23 (a)	250,000	255,465
3.40%, 07/24/23 (a)	250,000	259,938
2.05%, 01/21/25 (a)	250,000	255,955
2.80%, 01/27/25 (a)	250,000	261,083
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,210
Wells Fargo & Co.
3.07%, 01/24/23 (a)	200,000	200,246
3.45%, 02/13/23	555,000	570,912
4.13%, 08/15/23	450,000	472,171
4.48%, 01/16/24	250,000	266,328
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/24/24 (a)	825,000	867,141
1.65%, 06/02/24 (a)(b)	750,000	756,345
3.30%, 09/09/24	550,000	579,084
3.00%, 02/19/25	700,000	731,829
0.81%, 05/19/25 (a)(b)	200,000	197,806
3.55%, 09/29/25	700,000	748,167
2.41%, 10/30/25 (a)(b)	820,000	840,738
2.16%, 02/11/26 (a)(b)	790,000	803,398
3.00%, 04/22/26	950,000	998,725
2.19%, 04/30/26 (a)(b)	900,000	917,163
4.10%, 06/03/26	700,000	763,777
7.57%, 08/01/26	100,000	124,087
3.00%, 10/23/26	950,000	999,723
3.20%, 06/17/27 (a)(b)	650,000	686,660
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,917
Westpac Banking Corp.
2.75%, 01/11/23	375,000	383,059
2.00%, 01/13/23	380,000	385,312
3.65%, 05/15/23	218,000	226,696
3.30%, 02/26/24	650,000	682,376
2.35%, 02/19/25	375,000	387,274
2.85%, 05/13/26	550,000	580,679
1.15%, 06/03/26	350,000	344,533
2.70%, 08/19/26	250,000	262,940
2.89%, 02/04/30 (a)(b)	400,000	408,604
4.32%, 11/23/31 (a)(b)	200,000	216,528
		213,335,144
Brokerage/Asset Managers/Exchanges 1.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	265,950
3.50%, 08/01/25	75,000	79,905
Ameriprise Financial, Inc.
4.00%, 10/15/23	200,000	210,824
3.70%, 10/15/24	200,000	213,584
3.00%, 04/02/25 (a)	100,000	104,508
BGC Partners, Inc.
5.38%, 07/24/23	50,000	52,822
3.75%, 10/01/24 (a)	200,000	208,736
BlackRock, Inc.
3.50%, 03/18/24	385,000	407,149
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	100,000	98,461
2.35%, 11/22/24 (c)	150,000	150,053
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	265,000	283,823
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	225,000	237,850
CME Group, Inc.
3.00%, 03/15/25 (a)	375,000	394,612
Eaton Vance Corp.
3.63%, 06/15/23	100,000	103,831
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	52,327
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	299,847
3.45%, 09/21/23 (a)	150,000	156,059
4.00%, 10/15/23	250,000	263,775
3.75%, 12/01/25 (a)	250,000	270,225
Invesco Finance PLC
4.00%, 01/30/24	25,000	26,384
3.75%, 01/15/26	250,000	270,507

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	100,000	109,669
Lazard Group LLC
3.75%, 02/13/25	150,000	159,423
Legg Mason, Inc.
4.75%, 03/15/26	200,000	224,082
Nasdaq, Inc.
4.25%, 06/01/24 (a)	150,000	159,629
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	205,928
1.85%, 07/16/25	600,000	601,098
1.65%, 07/14/26	400,000	393,736
Stifel Financial Corp.
4.25%, 07/18/24	215,000	229,078
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	150,000	152,937
3.55%, 02/01/24 (a)(d)	125,000	131,345
0.75%, 03/18/24 (a)(d)	400,000	398,276
3.75%, 04/01/24 (a)(d)	55,000	58,077
4.20%, 03/24/25 (a)(d)	150,000	163,233
3.63%, 04/01/25 (a)(d)	50,000	53,334
3.85%, 05/21/25 (a)(d)	200,000	215,662
3.45%, 02/13/26 (a)(d)	30,000	32,220
0.90%, 03/11/26 (a)(d)	300,000	293,394
1.15%, 05/13/26 (a)(d)	250,000	247,037
		7,979,390
Finance Companies 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	255,387
4.13%, 07/03/23 (a)	200,000	207,978
4.50%, 09/15/23 (a)	150,000	157,473
1.15%, 10/29/23	500,000	498,150
4.88%, 01/16/24 (a)	300,000	319,287
3.15%, 02/15/24 (a)	300,000	309,447
2.88%, 08/14/24 (a)	250,000	257,285
1.65%, 10/29/24 (a)	700,000	699,587
3.50%, 01/15/25 (a)	150,000	156,858
6.50%, 07/15/25 (a)	450,000	514,818
4.45%, 10/01/25 (a)	150,000	161,606
1.75%, 01/30/26 (a)	350,000	344,200
4.45%, 04/03/26 (a)	150,000	163,023
2.45%, 10/29/26 (a)	1,050,000	1,058,904
Air Lease Corp.
2.25%, 01/15/23	200,000	202,592
2.75%, 01/15/23 (a)	150,000	152,504
3.88%, 07/03/23 (a)	150,000	155,466
3.00%, 09/15/23 (a)	205,000	210,551
4.25%, 02/01/24 (a)	300,000	316,314
0.80%, 08/18/24 (a)	250,000	245,155
2.30%, 02/01/25 (a)	225,000	228,478
3.25%, 03/01/25 (a)	150,000	155,957
3.38%, 07/01/25 (a)	300,000	313,797
2.88%, 01/15/26 (a)	350,000	361,049
3.75%, 06/01/26 (a)	250,000	266,620
1.88%, 08/15/26 (a)	350,000	344,946
Aircastle Ltd.
5.00%, 04/01/23	100,000	104,491
4.40%, 09/25/23 (a)	225,000	235,901
4.13%, 05/01/24 (a)	50,000	52,333
4.25%, 06/15/26 (a)	200,000	214,846
Ares Capital Corp.
3.50%, 02/10/23 (a)	210,000	214,937
4.20%, 06/10/24 (a)	210,000	222,085
4.25%, 03/01/25 (a)	270,000	286,111
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 07/15/25 (a)	450,000	467,491
3.88%, 01/15/26 (a)	200,000	211,138
2.15%, 07/15/26 (a)	250,000	247,092
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	124,755
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	101,082
Business Development Corp. of America
3.25%, 03/30/26 (a)	150,000	149,930
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	26,383
4.13%, 02/01/25 (a)	160,000	167,698
3.40%, 01/15/26 (a)	400,000	407,976
GATX Corp.
4.35%, 02/15/24 (a)	175,000	185,945
3.25%, 03/30/25 (a)	50,000	52,372
3.25%, 09/15/26 (a)	100,000	105,335
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	160,000	167,829
2.88%, 01/15/26 (a)	150,000	153,761
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	150,000	154,058
2.50%, 08/24/26 (a)	150,000	147,602
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	125,000	124,061
Main Street Capital Corp.
5.20%, 05/01/24	175,000	186,959
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	114,715
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	26,692
4.00%, 03/30/25 (a)	130,000	135,447
3.75%, 07/22/25 (a)	125,000	129,630
4.25%, 01/15/26 (a)	250,000	263,082
3.40%, 07/15/26 (a)	250,000	254,807
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	127,340
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	99,402
		13,720,718
Financial Other 0.2%
Blackstone Secured Lending Fund
3.65%, 07/14/23	175,000	180,469
3.63%, 01/15/26 (a)	150,000	158,241
2.75%, 09/16/26 (a)	300,000	300,156
ORIX Corp.
4.05%, 01/16/24	25,000	26,388
3.25%, 12/04/24	250,000	263,535
		928,789
Insurance 3.0%
Ace INA Holdings, Inc.
2.70%, 03/13/23	150,000	153,632
3.15%, 03/15/25	150,000	158,637
3.35%, 05/03/26 (a)	500,000	537,125
Aetna, Inc.
2.80%, 06/15/23 (a)	500,000	512,370
3.50%, 11/15/24 (a)	275,000	290,543
Aflac, Inc.
3.63%, 11/15/24	175,000	187,105
3.25%, 03/17/25	50,000	52,896
1.13%, 03/15/26 (a)	250,000	246,215

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	161,073
Allstate Corp.
3.15%, 06/15/23	135,000	139,632
0.75%, 12/15/25 (a)	275,000	268,224
American Financial Group, Inc.
3.50%, 08/15/26 (a)	300,000	321,150
American International Group, Inc.
4.13%, 02/15/24	300,000	318,618
2.50%, 06/30/25 (a)	550,000	567,748
3.75%, 07/10/25 (a)	350,000	375,322
3.90%, 04/01/26 (a)	250,000	271,472
Anthem, Inc.
3.30%, 01/15/23	300,000	308,208
0.45%, 03/15/23	150,000	149,582
3.50%, 08/15/24 (a)	150,000	158,451
3.35%, 12/01/24 (a)	250,000	264,195
2.38%, 01/15/25 (a)	325,000	334,721
1.50%, 03/15/26 (a)	300,000	299,607
Aon PLC
4.00%, 11/27/23 (a)	125,000	130,994
3.50%, 06/14/24 (a)	200,000	210,350
3.88%, 12/15/25 (a)	100,000	108,235
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	105,075
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24 (e)	116,000	125,886
Berkshire Hathaway, Inc.
3.00%, 02/11/23	150,000	153,876
2.75%, 03/15/23 (a)	525,000	536,497
3.13%, 03/15/26 (a)	700,000	748,027
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	74,735
Chubb INA Holdings, Inc.
3.35%, 05/15/24	225,000	237,503
CNA Financial Corp.
3.95%, 05/15/24 (a)	175,000	184,742
4.50%, 03/01/26 (a)	100,000	110,332
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	221,278
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	116,000	120,227
First American Financial Corp.
4.60%, 11/15/24	150,000	162,978
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	164,392
Humana, Inc.
0.65%, 08/03/23 (a)	350,000	348,460
3.85%, 10/01/24 (a)	75,000	79,643
4.50%, 04/01/25 (a)	150,000	163,741
Jackson Financial, Inc.
1.13%, 11/22/23 (c)	150,000	149,787
Kemper Corp.
4.35%, 02/15/25 (a)	170,000	182,009
Lincoln National Corp.
4.00%, 09/01/23	150,000	157,349
Loews Corp.
2.63%, 05/15/23 (a)	150,000	153,135
3.75%, 04/01/26 (a)	100,000	108,441
Manulife Financial Corp.
4.15%, 03/04/26	325,000	356,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	115,000	117,981
3.88%, 03/15/24 (a)	310,000	328,132
3.50%, 06/03/24 (a)	180,000	189,981
3.50%, 03/10/25 (a)	100,000	106,041
3.75%, 03/14/26 (a)	100,000	108,643
MetLife, Inc.
4.37%, 09/15/23	125,000	132,276
3.60%, 04/10/24	325,000	343,980
3.00%, 03/01/25	200,000	210,642
3.60%, 11/13/25 (a)	150,000	162,018
Old Republic International Corp.
4.88%, 10/01/24 (a)	175,000	190,587
3.88%, 08/26/26 (a)	150,000	162,775
Principal Financial Group, Inc.
3.13%, 05/15/23	100,000	103,001
3.40%, 05/15/25 (a)	100,000	105,732
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	350,000	350,703
5.63%, 06/15/43 (a)(b)	80,000	83,424
5.20%, 03/15/44 (a)(b)	150,000	158,158
5.38%, 05/15/45 (a)(b)	200,000	215,114
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	105,816
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	120,000	127,535
Swiss Re America Holding Corp.
7.00%, 02/15/26	150,000	181,269
The Allstate Corp.
5.75%, 08/15/53 (a)(b)	300,000	312,477
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	164,401
UnitedHealth Group, Inc.
2.75%, 02/15/23 (a)	100,000	101,812
2.88%, 03/15/23	425,000	436,373
3.50%, 06/15/23	300,000	311,706
3.50%, 02/15/24	150,000	158,001
0.55%, 05/15/24 (a)	50,000	49,616
2.38%, 08/15/24	275,000	284,812
3.75%, 07/15/25	300,000	325,527
3.70%, 12/15/25	350,000	381,482
1.25%, 01/15/26	150,000	149,588
3.10%, 03/15/26	200,000	213,906
1.15%, 05/15/26 (a)	250,000	247,660
Unum Group
4.00%, 03/15/24	150,000	158,397
Voya Financial, Inc.
3.65%, 06/15/26	150,000	161,829
5.65%, 05/15/53 (a)(b)	170,000	176,994
Willis North America, Inc.
3.60%, 05/15/24 (a)	175,000	183,468
XLIT Ltd.
4.45%, 03/31/25	115,000	124,857
		18,597,304
REITs 2.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	159,541
4.30%, 01/15/26 (a)	200,000	219,500
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	25,697
4.13%, 07/01/24 (a)	175,000	187,222
3.30%, 07/15/26 (a)	100,000	106,108

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	105,523
3.50%, 11/15/24 (a)	125,000	132,329
3.45%, 06/01/25 (a)	75,000	79,763
3.50%, 11/15/25 (a)	250,000	268,360
2.95%, 05/11/26 (a)	200,000	211,438
Boston Properties LP
3.13%, 09/01/23 (a)	200,000	206,018
3.80%, 02/01/24 (a)	125,000	130,831
3.20%, 01/15/25 (a)	320,000	335,418
3.65%, 02/01/26 (a)	475,000	509,380
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	25,000	25,616
4.10%, 10/01/24 (a)	225,000	237,859
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	183,689
3.85%, 02/01/25 (a)	20,000	21,181
4.13%, 06/15/26 (a)	225,000	244,276
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25	120,000	130,187
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	151,746
CubeSmart LP
4.00%, 11/15/25 (a)	200,000	215,264
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	220,000	227,715
Digital Realty Trust LP
4.75%, 10/01/25 (a)	150,000	166,350
Duke Realty LP
3.75%, 12/01/24 (a)	200,000	212,362
3.25%, 06/30/26 (a)	200,000	213,112
EPR Properties
4.75%, 12/15/26 (a)	250,000	267,547
ERP Operating LP
3.00%, 04/15/23 (a)	175,000	179,160
Essex Portfolio LP
3.25%, 05/01/23 (a)	125,000	128,088
3.88%, 05/01/24 (a)	225,000	237,006
3.50%, 04/01/25 (a)	15,000	15,865
3.38%, 04/15/26 (a)	150,000	158,985
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	209,610
1.25%, 02/15/26 (a)	200,000	196,456
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	160,348
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	26,300
4.00%, 06/01/25 (a)	325,000	350,035
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	165,000	172,752
4.50%, 02/01/26 (a)	100,000	107,602
Kilroy Realty LP
3.45%, 12/15/24 (a)	75,000	78,729
4.38%, 10/01/25 (a)	100,000	108,933
Kimco Realty Corp.
3.13%, 06/01/23 (a)	100,000	102,553
2.70%, 03/01/24 (a)	200,000	205,586
3.30%, 02/01/25 (a)	25,000	26,296
2.80%, 10/01/26 (a)	150,000	156,384
LifeStorage LP/CA
3.50%, 07/01/26 (a)	100,000	107,156
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	41,919
3.75%, 06/15/24 (a)	200,000	210,702
1.10%, 09/15/26 (a)	200,000	193,606
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	230,000	243,154
4.00%, 11/15/25 (a)	100,000	108,600
Office Properties Income Trust
4.25%, 05/15/24 (a)	100,000	104,400
4.50%, 02/01/25 (a)	200,000	211,222
2.65%, 06/15/26 (a)	100,000	99,488
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	73,002
4.95%, 04/01/24 (a)	150,000	160,236
4.50%, 01/15/25 (a)	75,000	80,276
5.25%, 01/15/26 (a)	200,000	223,506
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	150,000	153,822
4.45%, 03/15/24 (a)	75,000	78,920
Prologis LP
3.25%, 10/01/26 (a)	100,000	106,963
Public Storage
0.88%, 02/15/26 (a)	275,000	268,664
1.50%, 11/09/26 (a)	100,000	100,019
Realty Income Corp.
4.60%, 02/06/24 (a)	150,000	159,536
3.88%, 07/15/24 (a)	200,000	212,162
4.63%, 11/01/25 (a)	250,000	277,435
0.75%, 03/15/26 (a)	75,000	72,335
4.13%, 10/15/26 (a)	200,000	221,084
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	110,224
Simon Property Group LP
2.75%, 06/01/23 (a)	150,000	153,303
3.75%, 02/01/24 (a)	250,000	262,070
2.00%, 09/13/24 (a)	300,000	305,688
3.38%, 10/01/24 (a)	225,000	236,945
3.50%, 09/01/25 (a)	300,000	320,217
3.30%, 01/15/26 (a)	225,000	238,810
3.25%, 11/30/26 (a)	250,000	267,900
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	157,215
4.25%, 02/01/26 (a)	250,000	267,425
Ventas Realty LP
3.50%, 04/15/24 (a)	225,000	235,739
3.75%, 05/01/24 (a)	35,000	36,672
2.65%, 01/15/25 (a)	160,000	165,357
4.13%, 01/15/26 (a)	350,000	380,429
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	52,454
2.15%, 06/01/26 (a)	50,000	50,125
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	26,468
3.63%, 03/15/24 (a)	280,000	294,566
4.00%, 06/01/25 (a)	300,000	323,463
4.25%, 04/01/26 (a)	225,000	246,775
WP Carey, Inc.
4.60%, 04/01/24 (a)	175,000	186,112
4.00%, 02/01/25 (a)	100,000	106,653
4.25%, 10/01/26 (a)	50,000	54,824
		15,582,361
		270,143,706

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 49.0%
Basic Industry 1.5%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	150,000	153,288
3.35%, 07/31/24 (a)	100,000	105,265
1.50%, 10/15/25 (a)	100,000	100,518
Albemarle Corp.
4.15%, 12/01/24 (a)	70,000	75,042
ArcelorMittal S.A.
4.55%, 03/11/26	125,000	137,136
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	250,000	262,955
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	200,000	208,996
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	212,628
CF Industries, Inc.
3.45%, 06/01/23	150,000	154,785
Dow Chemical Co.
4.55%, 11/30/25 (a)	200,000	219,892
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	675,000	713,907
4.49%, 11/15/25 (a)	500,000	552,620
Eastman Chemical Co.
3.80%, 03/15/25 (a)	225,000	240,397
Ecolab, Inc.
0.90%, 12/15/23 (a)	150,000	150,289
2.70%, 11/01/26 (a)	200,000	210,568
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	125,000	126,179
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	52,581
FMC Corp.
3.20%, 10/01/26 (a)	150,000	158,818
Georgia-Pacific LLC
8.00%, 01/15/24	165,000	187,752
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	120,000	122,807
Kinross Gold Corp.
5.95%, 03/15/24 (a)	125,000	135,680
Linde, Inc.
2.70%, 02/21/23 (a)	20,000	20,361
2.65%, 02/05/25 (a)	15,000	15,595
3.20%, 01/30/26 (a)	275,000	293,400
LYB International Finance BV
4.00%, 07/15/23	113,000	118,090
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	147,851
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	217,876
Mosaic Co.
4.25%, 11/15/23 (a)	300,000	315,489
Nucor Corp.
4.00%, 08/01/23 (a)	175,000	182,532
2.00%, 06/01/25 (a)	100,000	102,080
Nutrien Ltd.
1.90%, 05/13/23	100,000	101,285
3.00%, 04/01/25 (a)	225,000	234,742
Packaging Corp. of America
3.65%, 09/15/24 (a)	150,000	158,580
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	102,581
2.40%, 08/15/24 (a)	75,000	77,282
1.20%, 03/15/26 (a)	250,000	244,897
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	140,000	145,123
1.30%, 08/15/25 (a)	150,000	147,951
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	200,000	209,050
3.45%, 08/01/25 (a)	100,000	106,475
Southern Copper Corp.
3.88%, 04/23/25	175,000	187,605
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	103,854
2.40%, 06/15/25 (a)	125,000	128,269
5.00%, 12/15/26 (a)	100,000	102,817
The Sherwin-Williams Co.
3.95%, 01/15/26 (a)	100,000	108,752
Vale Overseas Ltd.
6.25%, 08/10/26	475,000	551,822
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	268,582
WestRock RKT LLC
4.00%, 03/01/23 (a)	35,000	35,961
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	260,805
3.75%, 03/15/25 (a)	200,000	213,474
4.65%, 03/15/26 (a)	150,000	167,481
		9,352,765
Capital Goods 5.4%
3M Co.
1.75%, 02/14/23 (a)	100,000	101,060
2.25%, 03/15/23 (a)	175,000	177,991
3.25%, 02/14/24 (a)	250,000	261,662
2.00%, 02/14/25 (a)	220,000	225,436
2.65%, 04/15/25 (a)	150,000	156,659
3.00%, 08/07/25	250,000	265,010
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	104,041
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	160,037
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	26,013
2.05%, 03/01/25 (a)	200,000	204,018
Berry Global, Inc.
0.95%, 02/15/24 (a)	250,000	247,790
1.57%, 01/15/26 (a)	450,000	440,716
Boeing Co.
1.17%, 02/04/23 (a)	200,000	200,038
2.80%, 03/01/23 (a)	215,000	219,106
4.51%, 05/01/23 (a)	775,000	808,712
1.88%, 06/15/23 (a)	100,000	100,825
1.95%, 02/01/24	75,000	76,018
1.43%, 02/04/24 (a)	900,000	899,442
2.80%, 03/01/24 (a)	175,000	180,030
2.85%, 10/30/24 (a)	100,000	103,434
4.88%, 05/01/25 (a)	800,000	876,288
2.60%, 10/30/25 (a)	50,000	51,322
2.75%, 02/01/26 (a)	450,000	463,779
2.20%, 02/04/26 (a)	1,550,000	1,550,077
3.10%, 05/01/26 (a)	200,000	208,582
2.25%, 06/15/26 (a)	150,000	151,005

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	179,000	188,845
Carrier Global Corp.
2.24%, 02/15/25 (a)	555,000	568,875
Caterpillar Financial Services Corp.
0.25%, 03/01/23	150,000	149,205
2.63%, 03/01/23	150,000	153,365
3.45%, 05/15/23	150,000	155,505
0.65%, 07/07/23	350,000	349,968
0.45%, 09/14/23	150,000	149,259
3.75%, 11/24/23	220,000	232,190
3.65%, 12/07/23	150,000	158,019
2.85%, 05/17/24	175,000	182,693
3.30%, 06/09/24	215,000	226,483
2.15%, 11/08/24	125,000	128,763
3.25%, 12/01/24	350,000	371,672
0.80%, 11/13/25	400,000	392,576
0.90%, 03/02/26	350,000	342,867
1.15%, 09/14/26	250,000	246,935
Caterpillar, Inc.
3.40%, 05/15/24 (a)	325,000	341,880
CNH Industrial Capital LLC
1.95%, 07/02/23	150,000	151,992
4.20%, 01/15/24	100,000	105,762
1.88%, 01/15/26 (a)	150,000	150,660
CNH Industrial NV
4.50%, 08/15/23	325,000	341,809
Deere & Co.
2.75%, 04/15/25 (a)	50,000	52,280
Dover Corp.
3.15%, 11/15/25 (a)	100,000	105,794
Emerson Electric Co.
2.63%, 02/15/23 (a)	175,000	177,959
3.15%, 06/01/25 (a)	100,000	105,600
0.88%, 10/15/26 (a)	200,000	194,722
Fortive Corp.
3.15%, 06/15/26 (a)	200,000	212,258
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	209,536
4.00%, 06/15/25 (a)	100,000	107,340
GE Capital International Funding Co.
3.37%, 11/15/25 (e)	200,000	212,740
General Dynamics Corp.
3.38%, 05/15/23 (a)	450,000	465,754
2.38%, 11/15/24 (a)	250,000	258,747
3.25%, 04/01/25 (a)	200,000	211,938
3.50%, 05/15/25 (a)	100,000	107,064
1.15%, 06/01/26 (a)	250,000	246,972
2.13%, 08/15/26 (a)	100,000	102,977
Honeywell International, Inc.
2.30%, 08/15/24 (a)	300,000	309,771
1.35%, 06/01/25 (a)	275,000	276,224
2.50%, 11/01/26 (a)	425,000	445,230
Hubbell, Inc.
3.35%, 03/01/26 (a)	150,000	158,918
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	150,000	148,796
3.84%, 05/01/25 (a)	150,000	159,189
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	220,000	230,573
2.65%, 11/15/26 (a)	300,000	315,651
John Deere Capital Corp.
2.70%, 01/06/23	125,000	127,574
2.80%, 01/27/23	90,000	92,029
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 03/06/23	450,000	461,502
3.45%, 06/07/23	250,000	259,455
0.70%, 07/05/23	200,000	199,976
0.40%, 10/10/23	150,000	149,208
3.65%, 10/12/23	220,000	230,985
3.45%, 01/10/24	50,000	52,518
0.45%, 01/17/24	250,000	247,572
2.60%, 03/07/24	330,000	341,609
0.45%, 06/07/24	225,000	222,160
2.65%, 06/24/24	270,000	280,417
0.63%, 09/10/24	200,000	198,108
2.05%, 01/09/25	20,000	20,593
3.45%, 03/13/25	100,000	106,806
3.40%, 09/11/25	200,000	214,544
0.70%, 01/15/26	50,000	48,666
2.65%, 06/10/26	100,000	104,854
1.05%, 06/17/26	300,000	295,206
2.25%, 09/14/26	200,000	207,244
1.30%, 10/13/26	50,000	49,533
Johnson Controls International plc
3.90%, 02/14/26 (a)	200,000	216,652
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	225,000	233,833
3.95%, 05/28/24 (a)	85,000	89,793
3.83%, 04/27/25 (a)	175,000	186,930
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	105,516
Legrand France S.A.
8.50%, 02/15/25	170,000	205,426
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	197,866
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	195,000	199,415
2.90%, 03/01/25 (a)	100,000	104,827
3.55%, 01/15/26 (a)	575,000	623,484
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	250,000	266,825
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	205,078
Northrop Grumman Corp.
3.25%, 08/01/23	400,000	414,584
2.93%, 01/15/25 (a)	225,000	234,918
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	400,000	407,788
Owens Corning
4.20%, 12/01/24 (a)	125,000	133,718
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	275,000	284,333
Precision Castparts Corp.
2.50%, 01/15/23 (a)	385,000	391,322
3.25%, 06/15/25 (a)	100,000	106,292
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	225,000	235,352
3.20%, 03/15/24 (a)	100,000	104,150
3.95%, 08/16/25 (a)	450,000	487,984
Republic Services, Inc.
4.75%, 05/15/23 (a)	50,000	52,161
2.50%, 08/15/24 (a)	220,000	226,477
3.20%, 03/15/25 (a)	230,000	241,286
0.88%, 11/15/25 (a)	175,000	170,119
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	150,000	149,322
2.88%, 03/01/25 (a)	100,000	104,706

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	225,000	234,578
2.35%, 09/15/24 (a)	75,000	77,036
1.00%, 09/15/25 (a)	125,000	122,248
3.85%, 12/15/25 (a)	225,000	242,563
3.80%, 12/15/26 (a)	200,000	219,524
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	213,434
4.00%, 03/15/60 (a)(b)	175,000	180,023
Teledyne Technologies, Inc.
0.65%, 04/01/23	75,000	74,652
0.95%, 04/01/24 (a)	125,000	123,809
1.60%, 04/01/26 (a)	150,000	148,626
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,570
3.88%, 03/01/25 (a)	125,000	133,429
4.00%, 03/15/26 (a)	150,000	162,461
Timken Co.
3.88%, 09/01/24 (a)	125,000	132,514
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	285,000	298,506
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	200,000	211,714
Vontier Corp.
1.80%, 04/01/26 (a)(c)	150,000	147,531
Vulcan Materials Co.
4.50%, 04/01/25 (a)	125,000	135,768
Waste Management, Inc.
2.40%, 05/15/23 (a)	130,000	132,434
3.13%, 03/01/25 (a)	100,000	105,109
0.75%, 11/15/25 (a)	200,000	195,232
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	250,000	265,342
3.20%, 06/15/25 (a)	150,000	156,806
3.45%, 11/15/26 (a)	250,000	265,527
WW Grainger, Inc.
1.85%, 02/15/25 (a)	190,000	193,456
		32,638,055
Communications 4.2%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	225,000	241,099
American Tower Corp.
3.50%, 01/31/23	325,000	333,928
3.00%, 06/15/23	175,000	179,951
0.60%, 01/15/24	75,000	74,243
5.00%, 02/15/24	200,000	215,392
3.38%, 05/15/24 (a)	350,000	365,858
2.95%, 01/15/25 (a)	150,000	156,032
2.40%, 03/15/25 (a)	300,000	308,235
1.30%, 09/15/25 (a)	200,000	197,114
1.60%, 04/15/26 (a)	300,000	297,804
1.45%, 09/15/26 (a)	200,000	196,244
3.38%, 10/15/26 (a)	250,000	265,757
AT&T, Inc.
4.05%, 12/15/23	150,000	158,724
3.80%, 03/01/24 (a)	200,000	210,320
3.90%, 03/11/24 (a)	250,000	263,400
0.90%, 03/25/24 (a)	650,000	647,764
4.45%, 04/01/24 (a)	150,000	160,227
3.95%, 01/15/25 (a)	100,000	107,024
3.40%, 05/15/25 (a)	650,000	688,057
3.60%, 07/15/25 (a)	75,000	80,093
3.88%, 01/15/26 (a)	150,000	161,771
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 02/17/26 (a)	575,000	627,578
1.70%, 03/25/26 (a)	875,000	872,112
Bell Canada
0.75%, 03/17/24	175,000	173,353
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	211,746
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	380,000	393,353
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	310,000	329,784
4.91%, 07/23/25 (a)	1,200,000	1,322,376
Comcast Corp.
3.70%, 04/15/24 (a)	700,000	744,268
3.38%, 02/15/25 (a)	275,000	292,080
3.38%, 08/15/25 (a)	150,000	160,173
3.95%, 10/15/25 (a)	1,000,000	1,093,750
3.15%, 03/01/26 (a)	700,000	747,131
Crown Castle International Corp.
3.20%, 09/01/24 (a)	350,000	365,967
1.35%, 07/15/25 (a)	200,000	197,886
4.45%, 02/15/26 (a)	300,000	328,830
3.70%, 06/15/26 (a)	50,000	53,698
1.05%, 07/15/26 (a)	250,000	241,918
Discovery Communications LLC
2.95%, 03/20/23 (a)	219,000	224,028
3.80%, 03/13/24 (a)	100,000	105,015
3.90%, 11/15/24 (a)	150,000	159,558
3.45%, 03/15/25 (a)	100,000	105,001
3.95%, 06/15/25 (a)	100,000	106,635
4.90%, 03/11/26 (a)	200,000	223,216
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	150,000	167,529
Fox Corp.
4.03%, 01/25/24 (a)	325,000	343,398
3.05%, 04/07/25 (a)	170,000	178,371
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	114,298
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	150,000	159,083
3.60%, 04/15/26 (a)	425,000	456,777
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	20,382
4.10%, 10/01/23 (a)	350,000	365,501
3.63%, 12/15/25 (a)	100,000	106,495
2.90%, 11/15/26 (a)	150,000	156,912
TCI Communications, Inc.
7.88%, 02/15/26	50,000	62,354
Time Warner Entertainment Co. LP
8.38%, 03/15/23	300,000	326,100
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	825,000	874,813
1.50%, 02/15/26 (a)	250,000	247,458
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	250,000	265,320
3.00%, 02/13/26	500,000	529,390
1.85%, 07/30/26	250,000	253,645
Verizon Communications, Inc.
0.75%, 03/22/24	325,000	324,197
3.50%, 11/01/24 (a)	400,000	425,944
3.38%, 02/15/25	350,000	372,242
0.85%, 11/20/25 (a)	150,000	146,432
1.45%, 03/20/26 (a)	550,000	547,657
2.63%, 08/15/26	575,000	599,363

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	70,000	73,659
3.70%, 08/15/24 (a)	250,000	265,107
3.50%, 01/15/25 (a)	150,000	158,243
4.75%, 05/15/25 (a)	300,000	329,442
4.00%, 01/15/26 (a)	250,000	270,350
Vodafone Group PLC
2.95%, 02/19/23	125,000	127,806
3.75%, 01/16/24	205,000	216,021
4.13%, 05/30/25	450,000	487,188
Walt Disney Co.
1.75%, 08/30/24 (a)	250,000	254,427
3.70%, 09/15/24 (a)	250,000	264,950
3.35%, 03/24/25	350,000	373,086
3.70%, 10/15/25 (a)	325,000	350,490
1.75%, 01/13/26	150,000	151,835
3.38%, 11/15/26 (a)	250,000	269,310
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	205,592
WPP Finance 2010
3.75%, 09/19/24	245,000	259,406
		25,489,066
Consumer Cyclical 7.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	204,482
3.60%, 11/28/24 (a)	550,000	579,051
Amazon.com, Inc.
2.40%, 02/22/23 (a)	275,000	280,219
0.25%, 05/12/23	225,000	224,105
0.40%, 06/03/23	250,000	249,275
0.45%, 05/12/24	650,000	643,994
2.80%, 08/22/24 (a)	450,000	471,217
3.80%, 12/05/24 (a)	350,000	375,119
0.80%, 06/03/25 (a)	400,000	395,536
5.20%, 12/03/25 (a)	275,000	313,423
1.00%, 05/12/26 (a)	750,000	742,665
American Honda Finance Corp.
2.05%, 01/10/23	150,000	152,165
1.95%, 05/10/23	350,000	355,691
0.88%, 07/07/23	250,000	250,313
3.45%, 07/14/23	175,000	182,086
0.65%, 09/08/23	225,000	224,485
3.63%, 10/10/23	375,000	393,341
3.55%, 01/12/24	100,000	105,047
2.90%, 02/16/24	150,000	155,643
2.40%, 06/27/24	100,000	103,138
0.55%, 07/12/24	450,000	444,037
2.15%, 09/10/24	130,000	133,280
1.20%, 07/08/25	350,000	349,205
1.00%, 09/10/25	150,000	147,731
1.30%, 09/09/26	250,000	247,205
2.30%, 09/09/26	175,000	180,899
AutoNation, Inc.
3.50%, 11/15/24 (a)	190,000	199,772
AutoZone, Inc.
3.13%, 04/18/24 (a)	200,000	208,492
3.25%, 04/15/25 (a)	15,000	15,777
3.63%, 04/15/25 (a)	215,000	229,242
3.13%, 04/21/26 (a)	150,000	158,295
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	152,141
5.25%, 10/01/25 (a)	100,000	111,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	200,000	204,394
3.65%, 03/15/25 (a)	225,000	239,371
3.60%, 06/01/26 (a)	100,000	108,311
BorgWarner, Inc.
3.38%, 03/15/25 (a)	160,000	169,030
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	167,975
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	280,000	291,046
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	15,639
0.75%, 09/01/25 (a)	200,000	196,478
Dollar General Corp.
3.25%, 04/15/23 (a)	275,000	281,941
4.15%, 11/01/25 (a)	175,000	190,580
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	300,000	322,551
DR Horton, Inc.
4.75%, 02/15/23 (a)	100,000	103,308
5.75%, 08/15/23 (a)	165,000	175,654
2.50%, 10/15/24 (a)	100,000	103,182
2.60%, 10/15/25 (a)	165,000	170,595
1.30%, 10/15/26 (a)	100,000	97,671
eBay, Inc.
2.75%, 01/30/23 (a)	200,000	203,888
3.45%, 08/01/24 (a)	220,000	231,211
1.90%, 03/11/25 (a)	200,000	202,448
1.40%, 05/10/26 (a)	225,000	221,679
Expedia Group, Inc.
3.60%, 12/15/23 (a)	150,000	155,972
4.50%, 08/15/24 (a)	95,000	101,529
5.00%, 02/15/26 (a)	225,000	251,131
General Motors Co.
4.88%, 10/02/23	525,000	557,923
5.40%, 10/02/23	350,000	374,881
4.00%, 04/01/25	230,000	246,475
6.13%, 10/01/25 (a)	500,000	575,180
General Motors Financial Co., Inc.
3.25%, 01/05/23 (a)	125,000	127,750
3.70%, 05/09/23 (a)	400,000	412,108
4.25%, 05/15/23	300,000	312,423
4.15%, 06/19/23 (a)	200,000	208,124
1.70%, 08/18/23	250,000	252,407
5.10%, 01/17/24 (a)	300,000	321,840
1.05%, 03/08/24	225,000	223,855
3.95%, 04/13/24 (a)	70,000	73,745
1.20%, 10/15/24	150,000	148,941
3.50%, 11/07/24 (a)	350,000	367,913
4.00%, 01/15/25 (a)	300,000	319,887
2.90%, 02/26/25 (a)	350,000	362,561
4.35%, 04/09/25 (a)	400,000	431,052
2.75%, 06/20/25 (a)	250,000	258,312
4.30%, 07/13/25 (a)	400,000	431,540
1.25%, 01/08/26 (a)	175,000	171,178
5.25%, 03/01/26 (a)	475,000	533,244
1.50%, 06/10/26 (a)	425,000	418,561
4.00%, 10/06/26 (a)	125,000	135,290
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	120,000	127,476
3.35%, 09/01/24 (a)	140,000	145,303
5.25%, 06/01/25 (a)	250,000	275,362
5.38%, 04/15/26 (a)	225,000	251,768
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	158,261

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	125,000	134,504
Home Depot, Inc.
2.70%, 04/01/23 (a)	365,000	373,369
3.75%, 02/15/24 (a)	40,000	42,128
3.35%, 09/15/25 (a)	450,000	480,906
3.00%, 04/01/26 (a)	200,000	212,838
2.13%, 09/15/26 (a)	400,000	413,124
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	175,000	179,349
1.80%, 10/01/24 (a)	200,000	200,360
5.38%, 04/23/25 (a)	90,000	100,302
4.85%, 03/15/26 (a)	200,000	218,432
JD.com, Inc.
3.88%, 04/29/26 (e)	200,000	213,918
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	107,313
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	407,336
2.90%, 06/25/25 (a)	175,000	175,567
3.50%, 08/18/26 (a)	300,000	304,137
Lennar Corp.
4.88%, 12/15/23 (a)	150,000	159,350
4.50%, 04/30/24 (a)	175,000	186,188
5.88%, 11/15/24 (a)	200,000	221,674
4.75%, 05/30/25 (a)	125,000	136,324
5.25%, 06/01/26 (a)	50,000	56,269
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	104,351
3.13%, 09/15/24 (a)	325,000	340,649
4.00%, 04/15/25 (a)	75,000	81,326
3.38%, 09/15/25 (a)	100,000	106,739
2.50%, 04/15/26 (a)	425,000	443,292
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	210,736
4.15%, 10/01/25 (a)	200,000	217,612
Marriott International, Inc.
4.15%, 12/01/23 (a)	200,000	209,834
3.60%, 04/15/24 (a)	115,000	120,483
5.75%, 05/01/25 (a)	300,000	338,073
3.75%, 10/01/25 (a)	200,000	212,686
McDonald's Corp.
3.35%, 04/01/23 (a)	400,000	411,948
3.38%, 05/26/25 (a)	50,000	53,183
3.30%, 07/01/25 (a)	475,000	504,360
1.45%, 09/01/25 (a)	50,000	50,467
3.70%, 01/30/26 (a)	400,000	432,696
NIKE, Inc.
2.25%, 05/01/23 (a)	250,000	254,982
2.40%, 03/27/25 (a)	80,000	82,890
2.38%, 11/01/26 (a)	200,000	209,522
O'Reilly Automotive, Inc.
3.85%, 06/15/23 (a)	100,000	103,422
3.55%, 03/15/26 (a)	150,000	161,070
PACCAR Financial Corp.
2.65%, 04/06/23	125,000	127,980
0.80%, 06/08/23	100,000	100,023
3.40%, 08/09/23	125,000	130,118
0.35%, 08/11/23	150,000	148,877
0.35%, 02/02/24	200,000	197,432
2.15%, 08/15/24	200,000	205,178
1.80%, 02/06/25	10,000	10,160
1.10%, 05/11/26	50,000	49,568
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	170,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	163,731
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	125,000	134,759
Ross Stores, Inc.
4.60%, 04/15/25 (a)	245,000	268,429
0.88%, 04/15/26 (a)	100,000	97,130
Sands China Ltd.
5.13%, 08/08/25 (a)	400,000	418,184
3.80%, 01/08/26 (a)	300,000	301,125
Starbucks Corp.
3.10%, 03/01/23 (a)	230,000	236,100
3.85%, 10/01/23 (a)	200,000	208,808
3.80%, 08/15/25 (a)	500,000	540,495
Stellantis N.V.
5.25%, 04/15/23	400,000	420,384
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	159,525
Target Corp.
3.50%, 07/01/24	315,000	333,891
2.25%, 04/15/25 (a)	350,000	361,235
2.50%, 04/15/26	300,000	314,877
TJX Cos., Inc.
2.50%, 05/15/23 (a)	125,000	127,396
2.25%, 09/15/26 (a)	250,000	258,710
Toyota Motor Corp.
3.42%, 07/20/23	200,000	208,108
0.68%, 03/25/24 (a)	550,000	545,380
1.34%, 03/25/26 (a)	400,000	397,916
Toyota Motor Credit Corp.
2.63%, 01/10/23	100,000	102,012
2.70%, 01/11/23	150,000	153,468
2.90%, 03/30/23	600,000	616,836
0.40%, 04/06/23	200,000	199,270
0.50%, 08/14/23	550,000	548,064
1.35%, 08/25/23	350,000	353,269
3.45%, 09/20/23	350,000	365,575
3.35%, 01/08/24	125,000	130,825
0.45%, 01/11/24	200,000	198,320
2.90%, 04/17/24	250,000	260,062
2.00%, 10/07/24	75,000	76,768
1.80%, 02/13/25	225,000	228,713
3.00%, 04/01/25	450,000	473,157
3.40%, 04/14/25	100,000	106,470
0.80%, 10/16/25	350,000	342,107
0.80%, 01/09/26	150,000	146,322
1.13%, 06/18/26	300,000	295,902
VF Corp.
2.40%, 04/23/25 (a)	275,000	282,865
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23 (a)	300,000	299,886
3.80%, 11/18/24 (a)	340,000	362,352
3.45%, 06/01/26 (a)	400,000	426,404
Walmart, Inc.
2.55%, 04/11/23 (a)	250,000	255,567
3.40%, 06/26/23 (a)	800,000	832,968
3.30%, 04/22/24 (a)	425,000	446,037
2.85%, 07/08/24 (a)	200,000	209,284
2.65%, 12/15/24 (a)	215,000	225,163
3.55%, 06/26/25 (a)	275,000	296,862
3.05%, 07/08/26 (a)	250,000	268,152
1.05%, 09/17/26 (a)	300,000	297,219
		45,816,997

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 11.8%
Hershey Co.
3.38%, 05/15/23 (a)	65,000	67,224
Abbott Laboratories
3.40%, 11/30/23 (a)	300,000	313,548
2.95%, 03/15/25 (a)	150,000	157,665
3.88%, 09/15/25 (a)	175,000	190,096
3.75%, 11/30/26 (a)	400,000	442,252
AbbVie, Inc.
2.85%, 05/14/23 (a)	350,000	357,990
3.75%, 11/14/23 (a)	175,000	183,460
3.85%, 06/15/24 (a)	275,000	290,823
2.60%, 11/21/24 (a)	1,025,000	1,063,263
3.80%, 03/15/25 (a)	775,000	826,956
3.60%, 05/14/25 (a)	1,000,000	1,062,990
3.20%, 05/14/26 (a)	550,000	582,186
2.95%, 11/21/26 (a)	1,000,000	1,053,660
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	205,000	212,560
3.05%, 09/22/26 (a)	100,000	105,677
Altria Group, Inc.
4.00%, 01/31/24	365,000	385,345
3.80%, 02/14/24 (a)(e)	175,000	183,822
2.35%, 05/06/25 (a)	305,000	312,570
4.40%, 02/14/26 (a)	100,000	109,885
2.63%, 09/16/26 (a)	200,000	206,904
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	450,000	449,172
3.40%, 05/15/24 (a)	125,000	130,758
3.25%, 03/01/25 (a)	170,000	178,672
Amgen, Inc.
2.25%, 08/19/23 (a)	50,000	51,045
3.63%, 05/22/24 (a)	500,000	527,085
1.90%, 02/21/25 (a)	170,000	172,880
3.13%, 05/01/25 (a)	300,000	315,885
2.60%, 08/19/26 (a)	300,000	312,948
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	950,000	1,025,259
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	475,000	511,874
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	375,000	391,170
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	600,000	595,584
1.20%, 05/28/26 (a)	375,000	370,567
AstraZeneca PLC
0.30%, 05/26/23	400,000	397,800
3.50%, 08/17/23 (a)	75,000	78,247
3.38%, 11/16/25	450,000	483,111
0.70%, 04/08/26 (a)	400,000	387,188
BAT Capital Corp.
3.22%, 08/15/24 (a)	650,000	676,377
2.79%, 09/06/24 (a)	200,000	206,182
3.22%, 09/06/26 (a)	400,000	416,600
BAT International Finance PLC
1.67%, 03/25/26 (a)	400,000	393,452
Baxalta, Inc.
4.00%, 06/23/25 (a)	325,000	350,243
Baxter International, Inc.
0.87%, 12/01/23 (c)	200,000	199,220
1.32%, 11/29/24 (c)	100,000	99,928
2.60%, 08/15/26 (a)	200,000	207,748
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	275,000	287,977
3.73%, 12/15/24 (a)	295,000	313,830
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	543,245
Boston Scientific Corp.
3.38%, 05/15/22	25,000	25,265
3.45%, 03/01/24 (a)	200,000	209,226
3.85%, 05/15/25	250,000	268,885
3.75%, 03/01/26 (a)	275,000	296,136
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (a)	100,000	102,140
3.25%, 02/20/23 (a)	198,000	203,334
3.25%, 11/01/23	125,000	130,518
0.54%, 11/13/23 (a)	350,000	348,295
3.63%, 05/15/24 (a)	225,000	237,341
2.90%, 07/26/24 (a)	650,000	679,854
3.88%, 08/15/25 (a)	550,000	595,760
0.75%, 11/13/25 (a)	250,000	244,645
3.20%, 06/15/26 (a)	550,000	590,958
Brown-Forman Corp.
3.50%, 04/15/25 (a)	125,000	133,250
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	148,235
Bunge Ltd. Finance Corp.
4.35%, 03/15/24 (a)	150,000	159,560
1.63%, 08/17/25 (a)	200,000	199,868
3.25%, 08/15/26 (a)	150,000	158,643
Campbell Soup Co.
3.65%, 03/15/23 (a)	90,000	92,789
3.95%, 03/15/25 (a)	250,000	267,700
3.30%, 03/19/25 (a)	150,000	158,402
Cardinal Health, Inc.
3.20%, 03/15/23	100,000	102,613
3.08%, 06/15/24 (a)	250,000	259,440
3.50%, 11/15/24 (a)	120,000	126,564
3.75%, 09/15/25 (a)	175,000	187,814
Cigna Corp.
3.00%, 07/15/23 (a)	225,000	231,552
3.75%, 07/15/23 (a)	367,000	382,098
0.61%, 03/15/24 (a)	200,000	198,054
3.50%, 06/15/24 (a)	200,000	209,998
3.25%, 04/15/25 (a)	250,000	263,582
4.13%, 11/15/25 (a)	625,000	684,775
4.50%, 02/25/26 (a)	375,000	415,650
1.25%, 03/15/26 (a)	100,000	98,742
Clorox Co.
3.50%, 12/15/24 (a)	150,000	159,918
Coca-Cola Co.
1.75%, 09/06/24	300,000	305,991
Colgate-Palmolive Co.
1.95%, 02/01/23	100,000	101,359
2.10%, 05/01/23	25,000	25,459
3.25%, 03/15/24	225,000	236,738
CommonSpirit Health
1.55%, 10/01/25 (a)	275,000	272,808
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	210,000	214,001
4.30%, 05/01/24 (a)	75,000	79,926
4.60%, 11/01/25 (a)	375,000	412,879
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	100,000	102,329
4.25%, 05/01/23	350,000	365,134
4.75%, 11/15/24	100,000	109,354

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 11/15/25 (a)	175,000	192,785
4.75%, 12/01/25	150,000	167,625
CVS Health Corp.
4.00%, 12/05/23 (a)	200,000	210,042
3.38%, 08/12/24 (a)	200,000	210,316
2.63%, 08/15/24 (a)	290,000	300,539
4.10%, 03/25/25 (a)	275,000	296,571
3.88%, 07/20/25 (a)	750,000	807,270
2.88%, 06/01/26 (a)	600,000	629,148
3.00%, 08/15/26 (a)	50,000	52,708
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	53,327
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	205,000	209,676
Diageo Capital PLC
2.63%, 04/29/23 (a)	475,000	485,198
2.13%, 10/24/24 (a)	200,000	205,130
1.38%, 09/29/25 (a)	200,000	199,688
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	157,206
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	153,947
General Mills, Inc.
3.70%, 10/17/23 (a)	300,000	314,055
3.65%, 02/15/24 (a)	200,000	209,664
4.00%, 04/17/25 (a)	100,000	107,593
Gilead Sciences, Inc.
0.75%, 09/29/23 (a)	413,000	411,356
3.70%, 04/01/24 (a)	570,000	599,064
3.50%, 02/01/25 (a)	400,000	423,424
3.65%, 03/01/26 (a)	825,000	889,969
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	400,000	398,364
3.00%, 06/01/24 (a)	350,000	365,711
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	325,000	333,144
3.38%, 05/15/23	275,000	284,823
3.63%, 05/15/25	250,000	269,150
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	156,417
3.55%, 11/19/26 (a)	200,000	214,786
HCA, Inc.
4.75%, 05/01/23	585,000	613,086
5.00%, 03/15/24	400,000	430,420
5.25%, 04/15/25	225,000	249,347
5.25%, 06/15/26 (a)	500,000	562,790
Hershey Co.
2.05%, 11/15/24 (a)	300,000	307,929
2.30%, 08/15/26 (a)	100,000	103,837
Hormel Foods Corp.
0.65%, 06/03/24 (a)	350,000	347,515
Illumina, Inc.
0.55%, 03/23/23	50,000	49,757
JM Smucker Co.
3.50%, 03/15/25	300,000	319,917
Johnson & Johnson
3.38%, 12/05/23	250,000	262,565
2.63%, 01/15/25 (a)	195,000	203,839
0.55%, 09/01/25 (a)	275,000	268,356
2.45%, 03/01/26 (a)	600,000	626,016
Kellogg Co.
2.65%, 12/01/23	325,000	335,130
3.25%, 04/01/26	100,000	106,230
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	235,569
3.13%, 12/15/23 (a)	200,000	207,556
0.75%, 03/15/24 (a)	325,000	322,884
4.42%, 05/25/25 (a)	150,000	163,569
3.40%, 11/15/25 (a)	150,000	159,293
2.55%, 09/15/26 (a)	200,000	206,572
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	159,425
2.75%, 02/15/26	100,000	105,783
Kroger Co.
3.85%, 08/01/23 (a)	200,000	207,936
4.00%, 02/01/24 (a)	135,000	142,094
3.50%, 02/01/26 (a)	175,000	187,677
2.65%, 10/15/26 (a)	150,000	156,033
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	100,000	104,691
3.25%, 09/01/24 (a)	175,000	183,248
2.30%, 12/01/24 (a)	125,000	128,238
3.60%, 02/01/25 (a)	275,000	290,537
1.55%, 06/01/26 (a)	150,000	148,562
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	200,000	209,020
0.90%, 02/15/26 (a)	200,000	193,386
McKesson Corp.
2.85%, 03/15/23 (a)	139,000	141,548
3.80%, 03/15/24 (a)	350,000	367,888
0.90%, 12/03/25 (a)	150,000	145,508
1.30%, 08/15/26 (a)	100,000	97,894
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	225,000	245,943
Medtronic, Inc.
3.50%, 03/15/25	580,000	618,164
Merck & Co., Inc.
2.80%, 05/18/23	300,000	308,976
2.90%, 03/07/24 (a)	470,000	489,839
2.75%, 02/10/25 (a)	470,000	492,137
0.75%, 02/24/26 (a)	350,000	342,937
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	500,000	525,000
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	175,427
3.63%, 02/13/26 (a)	175,000	188,725
Mylan, Inc.
4.20%, 11/29/23 (a)	175,000	183,570
Novartis Capital Corp.
3.40%, 05/06/24	675,000	712,476
1.75%, 02/14/25 (a)	35,000	35,562
3.00%, 11/20/25 (a)	600,000	636,222
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	149,309
PepsiCo, Inc.
2.75%, 03/01/23	350,000	358,638
0.75%, 05/01/23	250,000	250,577
0.40%, 10/07/23	250,000	249,282
3.60%, 03/01/24 (a)	250,000	263,467
2.25%, 03/19/25 (a)	325,000	336,398
2.75%, 04/30/25 (a)	275,000	287,889
3.50%, 07/17/25 (a)	100,000	107,205
2.85%, 02/24/26 (a)	525,000	555,298
2.38%, 10/06/26 (a)	125,000	130,686
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	200,000	198,620
0.85%, 09/15/24 (a)	150,000	148,068

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
3.00%, 06/15/23	100,000	103,426
3.20%, 09/15/23 (a)	300,000	312,066
2.95%, 03/15/24 (a)	200,000	208,260
3.40%, 05/15/24	325,000	344,207
0.80%, 05/28/25 (a)	200,000	197,608
2.75%, 06/03/26	400,000	424,516
3.00%, 12/15/26	500,000	538,930
Philip Morris International, Inc.
1.13%, 05/01/23	150,000	150,723
2.13%, 05/10/23 (a)	240,000	243,655
3.60%, 11/15/23	150,000	157,407
2.88%, 05/01/24 (a)	290,000	301,664
3.25%, 11/10/24	180,000	190,658
1.50%, 05/01/25 (a)	175,000	175,648
3.38%, 08/11/25 (a)	300,000	318,867
2.75%, 02/25/26 (a)	200,000	208,572
0.88%, 05/01/26 (a)	150,000	144,998
Procter & Gamble Co.
3.10%, 08/15/23	300,000	311,754
0.55%, 10/29/25	225,000	219,820
2.70%, 02/02/26	100,000	105,755
1.00%, 04/23/26	375,000	371,846
2.45%, 11/03/26	200,000	209,848
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	175,000	185,127
3.50%, 03/30/25 (a)	275,000	290,909
Reynolds American, Inc.
4.85%, 09/15/23	105,000	111,540
4.45%, 06/12/25 (a)	650,000	702,110
Royalty Pharma PLC
0.75%, 09/02/23	325,000	322,956
1.20%, 09/02/25 (a)	250,000	245,650
Sanofi
3.38%, 06/19/23 (a)	175,000	181,395
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	675,000	694,251
3.20%, 09/23/26 (a)	700,000	743,085
SSM Health Care Corp.
3.69%, 06/01/23 (a)	190,000	196,044
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	199,024
3.38%, 05/15/24 (a)	150,000	157,020
1.15%, 06/15/25 (a)	200,000	198,524
3.38%, 11/01/25 (a)	200,000	213,168
3.50%, 03/15/26 (a)	300,000	321,618
Sutter Health
1.32%, 08/15/25 (a)	150,000	149,750
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	134,084
3.30%, 07/15/26 (a)	400,000	426,076
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	423,404
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	499,725
3.65%, 12/15/25 (a)	250,000	268,737
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	104,652
3.95%, 08/15/24 (a)	350,000	373,086
4.00%, 03/01/26 (a)	250,000	271,437
Unilever Capital Corp.
3.13%, 03/22/23 (a)	200,000	205,440
0.38%, 09/14/23	200,000	198,768
3.25%, 03/07/24 (a)	250,000	261,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 05/05/24 (a)	150,000	155,231
3.38%, 03/22/25 (a)	200,000	213,098
3.10%, 07/30/25	100,000	106,113
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	250,000	246,005
UPMC
3.60%, 04/03/25	185,000	196,337
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	600,000	647,670
Viatris, Inc.
1.65%, 06/22/25 (a)	200,000	199,532
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,600
3.70%, 05/01/25	175,000	187,791
Wyeth LLC
6.45%, 02/01/24	150,000	166,484
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	700,000	738,864
Zoetis, Inc.
3.25%, 02/01/23 (a)	475,000	484,201
4.50%, 11/13/25 (a)	100,000	110,228
		72,113,050
Energy 7.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22	360,000	367,103
2.06%, 12/15/26 (a)	150,000	151,515
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	35,658
4.95%, 12/15/24 (a)	250,000	271,057
5.95%, 06/01/26 (a)	100,000	114,806
BP Capital Markets America, Inc.
2.75%, 05/10/23	315,000	323,108
3.79%, 02/06/24 (a)	340,000	358,941
3.19%, 04/06/25 (a)	255,000	268,890
3.80%, 09/21/25 (a)	300,000	323,649
3.41%, 02/11/26 (a)	250,000	267,480
3.12%, 05/04/26 (a)	300,000	317,949
BP Capital Markets PLC
2.75%, 05/10/23	150,000	153,795
3.99%, 09/26/23	200,000	210,598
3.81%, 02/10/24	300,000	316,641
3.54%, 11/04/24	175,000	186,389
3.51%, 03/17/25	250,000	266,480
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	254,690
3.80%, 04/15/24 (a)	150,000	157,343
3.90%, 02/01/25 (a)	200,000	212,988
2.05%, 07/15/25 (a)	175,000	176,923
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	200,000	221,246
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	400,000	442,892
5.88%, 03/31/25 (a)	400,000	444,108
Chevron Corp.
1.14%, 05/11/23	300,000	302,007
2.57%, 05/16/23 (a)	300,000	306,585
3.19%, 06/24/23 (a)	550,000	567,638
2.90%, 03/03/24 (a)	350,000	364,318
1.55%, 05/11/25 (a)	450,000	454,666
3.33%, 11/17/25 (a)	275,000	294,385
2.95%, 05/16/26 (a)	725,000	769,160

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron USA, Inc.
0.43%, 08/11/23	100,000	99,756
3.90%, 11/15/24 (a)	295,000	316,641
0.69%, 08/12/25 (a)	100,000	98,043
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	327,420
ConocoPhillips Co.
4.95%, 03/15/26 (a)	450,000	508,968
Continental Resources, Inc.
4.50%, 04/15/23 (a)	175,000	180,740
3.80%, 06/01/24 (a)	275,000	287,207
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	275,000	291,335
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	100,000	108,684
5.85%, 12/15/25 (a)	175,000	200,349
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	285,000	295,992
4.75%, 05/31/25 (a)	175,000	191,804
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	100,000	104,179
2.50%, 11/15/24 (a)	120,000	124,118
3.60%, 12/15/24 (a)	111,000	117,941
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	104,529
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	85,563
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	208,914
3.50%, 06/10/24 (a)	400,000	418,880
2.50%, 01/15/25 (a)	25,000	25,746
1.60%, 10/04/26 (a)	200,000	197,534
Energy Transfer LP
3.60%, 02/01/23 (a)	125,000	127,591
3.90%, 07/15/26 (a)	100,000	107,801
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	250,000	257,215
4.20%, 09/15/23 (a)	150,000	156,702
5.88%, 01/15/24 (a)	250,000	269,830
4.90%, 02/01/24 (a)	170,000	180,188
4.50%, 04/15/24 (a)	220,000	233,578
4.05%, 03/15/25 (a)	225,000	238,462
2.90%, 05/15/25 (a)	350,000	361,714
4.75%, 01/15/26 (a)	300,000	328,206
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	250,000	262,340
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	409,708
3.90%, 02/15/24 (a)	225,000	236,572
3.75%, 02/15/25 (a)	385,000	410,121
3.70%, 02/15/26 (a)	200,000	214,894
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	508,745
3.15%, 04/01/25 (a)	150,000	157,719
4.15%, 01/15/26 (a)	100,000	109,453
Exxon Mobil Corp.
2.73%, 03/01/23 (a)	340,000	347,276
1.57%, 04/15/23	750,000	758,670
3.18%, 03/15/24 (a)	340,000	355,708
2.02%, 08/16/24 (a)	255,000	261,556
2.71%, 03/06/25 (a)	400,000	417,060
2.99%, 03/19/25 (a)	730,000	768,011
3.04%, 03/01/26 (a)	700,000	741,545
2.28%, 08/16/26 (a)	200,000	206,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Halliburton Co.
3.50%, 08/01/23 (a)	160,000	165,328
3.80%, 11/15/25 (a)	300,000	323,937
Hess Corp.
3.50%, 07/15/24 (a)	125,000	130,729
HollyFrontier Corp.
2.63%, 10/01/23	125,000	127,519
5.88%, 04/01/26 (a)	275,000	308,558
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	250,000	255,490
3.50%, 09/01/23 (a)	200,000	206,942
4.15%, 02/01/24 (a)	250,000	263,153
4.30%, 05/01/24 (a)	225,000	238,894
4.25%, 09/01/24 (a)	50,000	53,348
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	250,000	255,890
4.30%, 06/01/25 (a)	350,000	378,822
1.75%, 11/15/26 (a)	250,000	249,458
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	223,642
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	225,000	236,975
4.70%, 05/01/25 (a)	300,000	327,720
MPLX LP
3.38%, 03/15/23 (a)	95,000	97,447
4.50%, 07/15/23 (a)	310,000	322,946
4.88%, 12/01/24 (a)	375,000	407,617
4.00%, 02/15/25 (a)	20,000	21,328
4.88%, 06/01/25 (a)	400,000	437,820
1.75%, 03/01/26 (a)	400,000	397,532
National Fuel Gas Co.
5.20%, 07/15/25 (a)	350,000	384,251
5.50%, 01/15/26 (a)	50,000	56,071
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	158,124
4.90%, 03/15/25 (a)	150,000	163,698
ONEOK, Inc.
7.50%, 09/01/23 (a)	15,000	16,327
2.75%, 09/01/24 (a)	145,000	149,452
2.20%, 09/15/25 (a)	100,000	101,271
5.85%, 01/15/26 (a)	170,000	195,565
Ovintiv Exploration, Inc.
5.63%, 07/01/24	200,000	220,524
Phillips 66
3.70%, 04/06/23	150,000	155,160
3.85%, 04/09/25 (a)	375,000	400,357
1.30%, 02/15/26 (a)	50,000	49,108
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	120,000	122,974
3.61%, 02/15/25 (a)	170,000	179,228
3.55%, 10/01/26 (a)	150,000	160,035
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	250,000	247,368
1.13%, 01/15/26 (a)	200,000	194,626
4.45%, 01/15/26 (a)	250,000	273,435
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	90,000	91,365
3.85%, 10/15/23 (a)	205,000	212,884
3.60%, 11/01/24 (a)	180,000	188,361
4.65%, 10/15/25 (a)	300,000	327,351
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	300,000	314,088
5.75%, 05/15/24 (a)	600,000	652,860

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 03/01/25 (a)	550,000	611,028
5.88%, 06/30/26 (a)	450,000	516,465
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	149,708
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	390,000	407,484
Shell International Finance BV
0.38%, 09/15/23	300,000	298,545
3.50%, 11/13/23 (a)	300,000	314,604
2.00%, 11/07/24 (a)	300,000	307,710
3.25%, 05/11/25	750,000	799,530
2.88%, 05/10/26	500,000	532,305
2.50%, 09/12/26	200,000	209,584
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	400,000	426,852
3.50%, 03/15/25 (a)	125,000	131,835
Suncor Energy, Inc.
2.80%, 05/15/23	125,000	127,954
3.10%, 05/15/25 (a)	175,000	183,223
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	100,000	101,817
4.25%, 04/01/24 (a)	15,000	15,780
5.95%, 12/01/25 (a)	125,000	142,618
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	325,000	334,597
TotalEnergies Capital International S.A.
2.70%, 01/25/23	150,000	153,438
3.70%, 01/15/24	320,000	337,488
3.75%, 04/10/24	350,000	371,798
2.43%, 01/10/25 (a)	250,000	258,845
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	350,000	364,689
4.88%, 01/15/26 (a)	250,000	279,000
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	300,000	366,585
Valero Energy Corp.
1.20%, 03/15/24	250,000	249,840
3.65%, 03/15/25 (e)	175,000	185,099
2.85%, 04/15/25 (a)	285,000	296,232
3.40%, 09/15/26 (a)	350,000	374,146
Williams Cos., Inc.
3.70%, 01/15/23 (a)	250,000	255,858
4.50%, 11/15/23 (a)	175,000	184,539
4.30%, 03/04/24 (a)	250,000	264,375
4.55%, 06/24/24 (a)	319,000	341,955
3.90%, 01/15/25 (a)	250,000	266,395
4.00%, 09/15/25 (a)	200,000	216,256
		42,448,637
Industrial Other 0.0%
Yale University
0.87%, 04/15/25 (a)	175,000	174,204
Technology 10.1%
Adobe, Inc.
1.70%, 02/01/23	165,000	166,888
1.90%, 02/01/25 (a)	70,000	71,748
3.25%, 02/01/25 (a)	325,000	344,090
Alphabet, Inc.
3.38%, 02/25/24	160,000	168,899
0.45%, 08/15/25 (a)	200,000	195,582
2.00%, 08/15/26 (a)	600,000	619,506
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	105,064
3.50%, 12/05/26 (a)	200,000	218,376
Apple Inc.
2.40%, 01/13/23 (a)	250,000	254,677
2.85%, 02/23/23 (a)	500,000	511,250
2.40%, 05/03/23	1,375,000	1,407,560
0.75%, 05/11/23	575,000	577,196
3.00%, 02/09/24 (a)	425,000	442,854
3.45%, 05/06/24	725,000	766,941
2.85%, 05/11/24 (a)	475,000	495,154
1.80%, 09/11/24 (a)	220,000	224,798
2.75%, 01/13/25 (a)	310,000	324,238
2.50%, 02/09/25	450,000	468,553
1.13%, 05/11/25 (a)	425,000	424,307
3.20%, 05/13/25	550,000	585,447
0.55%, 08/20/25 (a)	350,000	341,677
0.70%, 02/08/26 (a)	300,000	293,190
3.25%, 02/23/26 (a)	950,000	1,016,994
2.45%, 08/04/26 (a)	650,000	679,295
2.05%, 09/11/26 (a)	550,000	565,730
3.35%, 02/09/27 (a)	500,000	543,565
Applied Materials, Inc.
3.90%, 10/01/25 (a)	175,000	190,447
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	102,944
3.25%, 09/08/24 (a)	150,000	156,546
4.00%, 04/01/25 (a)	75,000	80,099
Autodesk, Inc.
4.38%, 06/15/25 (a)	125,000	136,151
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	275,000	295,476
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	164,498
Baidu, Inc.
3.88%, 09/29/23 (a)	300,000	312,312
4.38%, 05/14/24 (a)	450,000	478,962
4.13%, 06/30/25	200,000	215,166
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	265,000	277,383
3.13%, 01/15/25 (a)	215,000	224,875
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	158,702
4.70%, 04/15/25 (a)	350,000	382,921
3.15%, 11/15/25 (a)	330,000	346,652
4.25%, 04/15/26 (a)	200,000	218,792
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	160,223
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	150,000	164,421
4.13%, 05/01/25 (a)	200,000	206,120
CGI, Inc.
1.45%, 09/14/26 (a)(c)	225,000	220,334
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	200,000	204,784
3.63%, 03/04/24	280,000	297,184
3.50%, 06/15/25	150,000	161,483
2.95%, 02/28/26	200,000	213,138
2.50%, 09/20/26 (a)	450,000	473,760
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	175,000	170,433
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	277,000	292,598
4.00%, 07/15/24 (a)	475,000	504,455

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 07/15/25 (a)	225,000	255,400
6.02%, 06/15/26 (a)	1,200,000	1,391,508
4.90%, 10/01/26 (a)	200,000	225,628
DXC Technology Co.
1.80%, 09/15/26 (a)	225,000	222,989
Equifax, Inc.
3.95%, 06/15/23 (a)	150,000	155,994
2.60%, 12/01/24 (a)	225,000	232,875
2.60%, 12/15/25 (a)	150,000	155,388
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	149,628
1.25%, 07/15/25 (a)	150,000	147,452
1.00%, 09/15/25 (a)	250,000	243,410
1.45%, 05/15/26 (a)	250,000	245,593
2.90%, 11/18/26 (a)	150,000	156,084
Fidelity National Information Services, Inc.
0.38%, 03/01/23	100,000	99,541
0.60%, 03/01/24	200,000	197,144
1.15%, 03/01/26 (a)	400,000	390,384
Fiserv, Inc.
3.80%, 10/01/23 (a)	345,000	360,842
2.75%, 07/01/24 (a)	500,000	517,410
3.85%, 06/01/25 (a)	300,000	320,871
3.20%, 07/01/26 (a)	450,000	476,640
Flex Ltd.
5.00%, 02/15/23	15,000	15,649
4.75%, 06/15/25 (a)	100,000	109,093
3.75%, 02/01/26 (a)	200,000	213,866
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	194,036
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(f)(g)	150,000	149,711
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	206,166
4.00%, 06/01/23 (a)	175,000	181,890
1.50%, 11/15/24 (a)	100,000	100,059
2.65%, 02/15/25 (a)	150,000	154,301
1.20%, 03/01/26 (a)	400,000	389,356
4.80%, 04/01/26 (a)	150,000	166,608
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	350,000	355,526
4.45%, 10/02/23 (a)	425,000	448,706
1.45%, 04/01/24 (a)	300,000	301,971
4.90%, 10/15/25 (a)	475,000	527,302
1.75%, 04/01/26 (a)	200,000	200,106
HP, Inc.
2.20%, 06/17/25 (a)	600,000	613,518
IHS Markit Ltd.
4.13%, 08/01/23 (a)	50,000	52,241
3.63%, 05/01/24 (a)	75,000	78,680
Intel Corp.
2.88%, 05/11/24 (a)	575,000	598,644
3.40%, 03/25/25 (a)	350,000	372,711
3.70%, 07/29/25 (a)	900,000	970,974
2.60%, 05/19/26 (a)	150,000	157,566
International Business Machines Corp.
3.38%, 08/01/23	390,000	405,460
3.63%, 02/12/24	700,000	737,723
3.00%, 05/15/24	550,000	574,805
7.00%, 10/30/25	275,000	331,697
3.45%, 02/19/26	600,000	643,806
3.30%, 05/15/26	600,000	642,546
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intuit, Inc.
0.65%, 07/15/23	150,000	149,643
0.95%, 07/15/25 (a)	150,000	148,019
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	198,660
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	147,813
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	150,000	162,374
KLA Corp.
4.65%, 11/01/24 (a)	350,000	379,540
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	69,697
3.75%, 03/15/26 (a)	300,000	327,255
Leidos, Inc.
2.95%, 05/15/23 (a)	150,000	153,636
3.63%, 05/15/25 (a)	160,000	169,930
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	100,000	104,036
1.65%, 04/15/26 (a)	175,000	173,215
Mastercard, Inc.
3.38%, 04/01/24	275,000	290,059
2.00%, 03/03/25 (a)	200,000	205,034
2.95%, 11/21/26 (a)	200,000	213,086
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	295,000	307,608
2.67%, 09/01/23	300,000	306,699
4.25%, 09/01/25 (a)	200,000	208,086
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	167,316
Microsoft Corp.
2.38%, 05/01/23 (a)	300,000	305,730
2.00%, 08/08/23 (a)	470,000	479,085
3.63%, 12/15/23 (a)	425,000	446,836
2.88%, 02/06/24 (a)	820,000	853,407
2.70%, 02/12/25 (a)	815,000	852,604
3.13%, 11/03/25 (a)	950,000	1,013,336
2.40%, 08/08/26 (a)	600,000	628,398
Moody's Corp.
2.63%, 01/15/23 (a)	200,000	203,386
4.88%, 02/15/24 (a)	200,000	214,020
3.75%, 03/24/25 (a)	100,000	106,898
Motorola Solutions, Inc.
4.00%, 09/01/24	200,000	213,286
NetApp, Inc.
3.30%, 09/29/24 (a)	190,000	199,207
1.88%, 06/22/25 (a)	150,000	151,667
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	248,598
0.58%, 06/14/24 (a)	200,000	198,364
3.20%, 09/16/26 (a)	400,000	431,012
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	275,000	295,454
5.35%, 03/01/26 (a)(c)	200,000	226,168
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	125,000	129,223
3.88%, 06/18/26 (a)(c)	200,000	215,822
Oracle Corp.
2.63%, 02/15/23 (a)	375,000	381,675
3.63%, 07/15/23	250,000	259,522
2.40%, 09/15/23 (a)	700,000	713,951
3.40%, 07/08/24 (a)	525,000	549,486
2.95%, 11/15/24 (a)	575,000	598,339
2.50%, 04/01/25 (a)	1,060,000	1,086,118

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 05/15/25 (a)	750,000	778,732
1.65%, 03/25/26 (a)	750,000	744,195
2.80%, 04/01/27 (a)	500,000	516,135
PayPal Holdings, Inc.
1.35%, 06/01/23	175,000	176,500
2.40%, 10/01/24 (a)	450,000	465,862
1.65%, 06/01/25 (a)	225,000	227,961
2.65%, 10/01/26 (a)	350,000	368,378
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	400,000	408,500
2.90%, 05/20/24 (a)	150,000	156,332
3.45%, 05/20/25 (a)	350,000	372,939
RELX Capital, Inc.
3.50%, 03/16/23 (a)	200,000	205,964
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	216,868
salesforce.com, Inc.
3.25%, 04/11/23 (a)	375,000	386,872
0.63%, 07/15/24 (a)	100,000	99,163
Skyworks Solutions, Inc.
0.90%, 06/01/23 (a)	150,000	149,270
1.80%, 06/01/26 (a)	175,000	173,469
SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	200,000	197,820
1.75%, 08/09/26 (a)(c)	200,000	195,546
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	194,752
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,415
2.63%, 05/15/24 (a)	125,000	129,535
1.38%, 03/12/25 (a)	250,000	251,407
1.13%, 09/15/26 (a)	150,000	148,635
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	135,000	142,059
3.35%, 05/15/26 (a)	200,000	212,870
Trimble, Inc.
4.15%, 06/15/23 (a)	75,000	78,047
4.75%, 12/01/24 (a)	120,000	130,100
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	350,441
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	175,000	188,382
VeriSign, Inc.
5.25%, 04/01/25 (a)	200,000	220,906
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	323,112
Visa, Inc.
3.15%, 12/14/25 (a)	1,125,000	1,201,005
VMware, Inc.
0.60%, 08/15/23	300,000	298,035
4.50%, 05/15/25 (a)	300,000	327,141
1.40%, 08/15/26 (a)	500,000	492,185
Western Digital Corp.
4.75%, 02/15/26 (a)	700,000	765,688
Western Union Co.
4.25%, 06/09/23 (a)	30,000	31,260
2.85%, 01/10/25 (a)	175,000	181,330
1.35%, 03/15/26 (a)	225,000	221,139
Xilinx, Inc.
2.95%, 06/01/24 (a)	225,000	233,753
		61,334,937
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 1.5%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	113,354
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	165,000	168,630
3.85%, 09/01/23 (a)	425,000	442,892
3.75%, 04/01/24 (a)	302,000	318,196
3.00%, 04/01/25 (a)	100,000	105,172
3.65%, 09/01/25 (a)	50,000	53,860
7.00%, 12/15/25	50,000	60,475
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	104,400
2.75%, 03/01/26 (a)	225,000	235,726
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	50,000	51,700
1.35%, 12/02/24 (a)	350,000	350,514
2.90%, 02/01/25 (a)	240,000	250,145
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	186,125	192,999
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/24	225,447	234,849
CSX Corp.
3.40%, 08/01/24 (a)	75,000	78,961
3.35%, 11/01/25 (a)	200,000	213,502
2.60%, 11/01/26 (a)	100,000	104,350
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	150,000	155,079
FedEx Corp.
3.25%, 04/01/26 (a)	225,000	240,853
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(c)	125,000	122,531
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	217,860
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	153,746
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	250,000	254,690
3.85%, 01/15/24 (a)	25,000	26,213
3.65%, 08/01/25 (a)	150,000	160,572
2.90%, 06/15/26 (a)	200,000	211,002
Ryder System, Inc.
3.40%, 03/01/23 (a)	125,000	128,383
3.75%, 06/09/23 (a)	115,000	119,299
3.88%, 12/01/23 (a)	100,000	105,095
2.50%, 09/01/24 (a)	245,000	252,325
4.63%, 06/01/25 (a)	100,000	109,687
3.35%, 09/01/25 (a)	165,000	174,712
1.75%, 09/01/26 (a)	100,000	99,693
Southwest Airlines Co.
4.75%, 05/04/23	350,000	366,782
5.25%, 05/04/25 (a)	430,000	477,962
3.00%, 11/15/26 (a)	75,000	78,674
Union Pacific Corp.
2.95%, 01/15/23 (a)	25,000	25,454
2.75%, 04/15/23 (a)	100,000	102,085
3.50%, 06/08/23 (a)	125,000	129,520
3.65%, 02/15/24 (a)	240,000	251,590
3.15%, 03/01/24 (a)	170,000	177,738
3.25%, 01/15/25 (a)	15,000	15,820
3.75%, 07/15/25 (a)	175,000	189,086
3.25%, 08/15/25 (a)	225,000	239,150
2.75%, 03/01/26 (a)	150,000	157,472
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	130,592	137,389

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	179,600	187,276
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	150,000	153,132
2.20%, 09/01/24 (a)	200,000	205,966
3.90%, 04/01/25 (a)	350,000	378,241
2.40%, 11/15/26 (a)	200,000	208,458
		9,093,260
		298,460,971

Utility 4.7%
Electric 4.4%
AES Corp.
1.38%, 01/15/26 (a)	325,000	316,345
Alabama Power Co.
3.55%, 12/01/23	20,000	20,968
Ameren Corp.
2.50%, 09/15/24 (a)	125,000	128,660
3.65%, 02/15/26 (a)	100,000	106,619
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	26,281
American Electric Power Co., Inc.
2.95%, 12/15/22 (a)	75,000	76,212
0.75%, 11/01/23 (a)	200,000	199,076
1.00%, 11/01/25 (a)	200,000	195,826
Appalachian Power Co.
3.40%, 06/01/25 (a)	150,000	158,861
Arizona Public Service Co.
3.15%, 05/15/25 (a)	125,000	130,443
Avangrid, Inc.
3.15%, 12/01/24 (a)	310,000	324,852
3.20%, 04/15/25 (a)	125,000	131,579
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	175,000	180,350
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	150,000	153,101
3.75%, 11/15/23 (a)	50,000	52,329
3.50%, 02/01/25 (a)	30,000	31,849
4.05%, 04/15/25 (a)	200,000	216,666
Black Hills Corp.
4.25%, 11/30/23 (a)	165,000	173,552
3.95%, 01/15/26 (a)	100,000	107,345
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	103,350
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	150,000	154,293
1.45%, 06/01/26 (a)	125,000	122,958
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	213,672
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	104,422
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	100,000	97,311
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	198,530
Consumers Energy Co.
0.35%, 06/01/23 (a)	100,000	99,431
3.38%, 08/15/23 (a)	13,000	13,439
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	175,000	182,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
3.07%, 08/15/24	250,000	259,157
3.30%, 03/15/25 (a)	100,000	104,965
3.90%, 10/01/25 (a)	275,000	297,388
1.45%, 04/15/26 (a)	250,000	247,590
2.85%, 08/15/26 (a)	100,000	104,400
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	52,849
DTE Energy Co.
2.53%, 10/01/24	150,000	154,682
1.05%, 06/01/25 (a)	450,000	441,855
2.85%, 10/01/26 (a)	200,000	208,986
Duke Energy Carolinas LLC
2.50%, 03/15/23 (a)	150,000	152,631
3.05%, 03/15/23 (a)	123,000	126,162
2.95%, 12/01/26 (a)	175,000	185,538
Duke Energy Corp.
3.95%, 10/15/23 (a)	125,000	130,618
3.75%, 04/15/24 (a)	175,000	183,914
0.90%, 09/15/25 (a)	200,000	194,636
2.65%, 09/01/26 (a)	400,000	415,456
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	104,004
Duke Energy Progress LLC
3.38%, 09/01/23 (a)	100,000	103,917
3.25%, 08/15/25 (a)	150,000	159,272
Edison International
2.95%, 03/15/23 (a)	25,000	25,568
3.55%, 11/15/24 (a)	150,000	157,485
4.95%, 04/15/25 (a)	140,000	152,789
Emera US Finance LP
3.55%, 06/15/26 (a)	300,000	319,236
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	150,000	156,966
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	142,000	149,455
Entergy Corp.
0.90%, 09/15/25 (a)	350,000	339,930
2.95%, 09/01/26 (a)	250,000	261,630
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	200,000	221,146
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	104,096
0.62%, 11/17/23 (a)	200,000	198,510
0.95%, 10/01/24 (a)	250,000	248,117
5.40%, 11/01/24	150,000	167,004
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	200,000	213,716
Evergy, Inc.
2.45%, 09/15/24 (a)	300,000	307,680
Eversource Energy
2.80%, 05/01/23 (a)	125,000	127,364
3.80%, 12/01/23 (a)	250,000	262,447
2.90%, 10/01/24 (a)	75,000	77,844
3.15%, 01/15/25 (a)	125,000	130,569
0.80%, 08/15/25 (a)	50,000	48,563
1.40%, 08/15/26 (a)	100,000	98,225
Exelon Corp.
3.95%, 06/15/25 (a)	300,000	321,441
3.40%, 04/15/26 (a)	400,000	426,716
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	250,000	262,647

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	25,484
3.25%, 06/01/24 (a)	180,000	187,760
2.85%, 04/01/25 (a)	300,000	314,127
3.13%, 12/01/25 (a)	150,000	159,325
Fortis, Inc.
3.06%, 10/04/26 (a)	325,000	339,316
Georgia Power Co.
2.10%, 07/30/23	240,000	244,493
2.20%, 09/15/24 (a)	150,000	153,432
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	150,000	157,583
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,489
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	78,710
3.25%, 06/30/26 (a)	100,000	105,832
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	250,000	264,757
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	200,000	211,518
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	175,000	182,170
2.95%, 02/07/24 (a)	300,000	311,049
0.35%, 02/08/24	100,000	98,490
2.85%, 01/27/25 (a)	50,000	52,216
3.25%, 11/01/25 (a)	100,000	106,455
1.00%, 06/15/26 (a)	250,000	244,282
4.75%, 04/30/43 (a)(b)	200,000	204,320
5.25%, 04/20/46 (a)(b)	100,000	108,642
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	550,000	548,949
Northern States Power Co.
2.60%, 05/15/23 (a)	125,000	126,895
OGE Energy Corp.
0.70%, 05/26/23 (a)	200,000	199,394
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	50,000	49,758
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	150,000	155,577
Oncor Electric Delivery Co., LLC
2.95%, 04/01/25 (a)	50,000	52,280
0.55%, 10/01/25 (a)	200,000	192,894
Pacific Gas and Electric Co.
1.37%, 03/10/23 (a)	250,000	248,610
3.25%, 06/15/23 (a)	100,000	101,654
4.25%, 08/01/23 (a)	225,000	232,870
3.85%, 11/15/23 (a)	100,000	102,921
3.75%, 02/15/24 (a)	150,000	155,028
3.40%, 08/15/24 (a)	150,000	154,863
3.50%, 06/15/25 (a)	100,000	103,700
3.45%, 07/01/25	200,000	207,564
3.15%, 01/01/26	550,000	563,585
2.95%, 03/01/26 (a)	200,000	203,480
PacifiCorp
2.95%, 06/01/23 (a)	200,000	204,842
3.60%, 04/01/24 (a)	50,000	52,471
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	147,764
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	200,000	207,262
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	207,152
0.80%, 08/15/25 (a)	150,000	146,067
0.95%, 03/15/26 (a)	300,000	294,408
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	158,666
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	155,463
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	300,000	312,279
Southern California Edison Co.
3.40%, 06/01/23 (a)	350,000	360,311
0.70%, 08/01/23	250,000	248,847
3.50%, 10/01/23 (a)	25,000	25,929
3.70%, 08/01/25 (a)	200,000	213,650
1.20%, 02/01/26 (a)	250,000	245,505
Southern Co.
2.95%, 07/01/23 (a)	350,000	358,729
0.60%, 02/26/24 (a)	100,000	98,822
3.25%, 07/01/26 (a)	500,000	529,990
4.00%, 01/15/51 (a)(b)	325,000	332,852
3.75%, 09/15/51 (a)(b)	300,000	300,531
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	163,503
0.90%, 01/15/26 (a)	175,000	169,452
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	100,000	99,406
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	55,206
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	100,000	104,335
Union Electric Co.
3.50%, 04/15/24 (a)	100,000	104,714
Virginia Electric and Power Co.
2.75%, 03/15/23 (a)	250,000	254,867
3.10%, 05/15/25 (a)	100,000	105,142
3.15%, 01/15/26 (a)	250,000	264,340
2.95%, 11/15/26 (a)	200,000	211,250
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	248,195
0.80%, 03/15/24 (a)	150,000	148,590
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	225,000	230,681
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	124,174
3.30%, 06/01/25 (a)	250,000	262,765
		26,536,399
Natural Gas 0.3%
AGL Capital Corp.
3.25%, 06/15/26 (a)	75,000	79,626
Atmos Energy Corp.
0.63%, 03/09/23 (a)	300,000	299,334
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	200,000	199,196
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	341,299
ONE Gas, Inc.
0.85%, 03/11/23 (a)	275,000	274,681
3.61%, 02/01/24 (a)	75,000	78,164
1.10%, 03/11/24 (a)	200,000	198,788

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
3.15%, 09/15/24 (a)	150,000	157,002
3.20%, 06/15/25 (a)	100,000	105,075
2.60%, 06/15/26 (a)	100,000	104,101
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	86,931
		1,924,197
Utility Other 0.0%
American Water Capital Corp.
3.85%, 03/01/24 (a)	135,000	142,266
3.40%, 03/01/25 (a)	135,000	142,939
		285,205
		28,745,801
Total Corporates (Cost $602,250,998)		597,350,478

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (h)	9,297,782	9,297,782
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (h)(i)	700,539	700,539
		9,998,321
Total Short-Term Investments (Cost $9,998,321)		9,998,321
Total Investments in Securities (Cost $612,249,319)		607,348,799

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Note (CBOT), expires 03/31/22	37	4,476,133	(1,099)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,563,793 or 0.6% of net assets.
(d)	Issuers are affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $679,501.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Variable-rate security.
(h)	The rate shown is the 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/21	FACE AMOUNT AT 12/31/21	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
TD Ameritrade Holding Corp.
2.95%, 04/01/22	$—	$102,266	($102,047)	$73	$—	($292)	$—	$—	$320
3.75%, 04/01/24	32,953	81,422	(117,713)	5,971	(1,541)	(1,092)	—	—	1,772
3.63%, 04/01/25	55,746	—	(54,259)	1,425	(2,301)	(611)	—	—	1,324
The Charles Schwab Corp.
2.65%, 01/25/23	26,200	130,659	—	—	(905)	(3,017)	152,937	150,000	3,743
3.55%, 02/01/24	10,916	135,213	(10,567)	146	(1,709)	(2,654)	131,345	125,000	3,171
0.75%, 03/18/24	—	402,603	—	—	(3,733)	(594)	398,276	400,000	1,922
3.75%, 04/01/24	—	117,608	(53,597)	(2,341)	(2,779)	(814)	58,077	55,000	608
4.20%, 03/24/25	—	169,632	—	—	(2,513)	(3,886)	163,233	150,000	4,918
3.63%, 04/01/25	—	54,209	—	—	(555)	(320)	53,334	50,000	488
3.85%, 05/21/25	—	222,765	—	—	(2,986)	(4,117)	215,662	200,000	5,502
3.45%, 02/13/26	—	33,084	—	—	(349)	(515)	32,220	30,000	819
0.90%, 03/11/26	—	298,510	—	—	(5,282)	166	293,394	300,000	1,378
1.15%, 05/13/26	—	250,903	—	—	(3,761)	(105)	247,037	250,000	1,661
Total	$125,815	$1,998,874	($338,183)	$5,274	($28,414)	($17,851)	$1,745,515		$27,626

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$597,350,478	$—	$597,350,478
Short-Term Investments[1]	9,998,321	—	—	9,998,321
Liabilities
Futures Contracts[2]	(1,099)	—	—	(1,099)
Total	$9,997,222	$597,350,478	$—	$607,347,700

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - affiliated (cost $1,769,099)		$1,745,515
Investments in securities, at value - unaffiliated (cost $610,480,220) including securities on loan of $679,501		605,603,284
Deposit with broker for futures contracts		39,200
Receivables:
Investments sold		7,480,034
Interest		4,519,258
Income from securities on loan		396
Dividends	+	130
Total assets		619,387,817
Liabilities
Collateral held for securities on loan		700,539
Payables:
Fund shares redeemed		7,585,938
Investments bought		1,670,508
Management fees		23,878
Variation margin on futures contracts	+	3,250
Total liabilities		9,984,113
Net assets		$609,403,704
Net Assets by Source
Capital received from investors		$614,337,551
Total distributable loss	+	(4,933,847)
Net assets		$609,403,704

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$609,403,704		12,050,000		$50.57

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$5,362,619
Interest received from securities - affiliated		9,775
Dividends received from securities - unaffiliated		902
Securites on loan, net	+	2,531
Total investment income		5,375,827
Expenses
Management fees	+	257,649
Total expenses	–	257,649
Net investment income		5,118,178
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		5,056
Net realized losses on sales of securities - unaffiliated		(134,719)
Net realized gains on sales of in-kind redemptions - affiliated		218
Net realized gains on sales of in-kind redemptions - unaffiliated		813,878
Net realized gains on futures contracts	+	824
Net realized gains		685,257
Net change in unrealized appreciation (depreciation) on securities - affiliated		(28,414)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(8,042,825)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,092)
Net change in unrealized appreciation (depreciation)	+	(8,072,331)
Net realized and unrealized losses		(7,387,074)
Decrease in net assets resulting from operations		($2,268,896)

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$5,118,178	$1,672,472
Net realized gains		685,257	1,238,095
Net change in unrealized appreciation (depreciation)	+	(8,072,331)	3,135,651
Increase (decrease) in net assets from operations		($2,268,896)	$6,046,218
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,031,370)	($2,580,855)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,350,000	$682,272,042	2,950,000	$149,197,325
Shares redeemed	+	(3,600,000)	(183,713,833)	(1,350,000)	(69,546,162)
Net transactions in fund shares		9,750,000	$498,558,209	1,600,000	$79,651,163
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,300,000	$118,145,761	700,000	$35,029,235
Total increase	+	9,750,000	491,257,943	1,600,000	83,116,526
End of period		12,050,000	$609,403,704	2,300,000	$118,145,761

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.02	1.26	0.29
Net realized and unrealized gains (losses)	(1.98)	3.60	0.04
Total from investment operations	(0.96)	4.86	0.33
Less distributions:
Distributions from net investment income	(1.00)	(1.24)	(0.26)
Net asset value at end of period	$51.73	$53.69	$50.07
Total return	(1.80%)	9.83%	0.67% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [5,6]
Net investment income (loss)	1.96%	2.43%	2.61% [5]
Portfolio turnover rate[7]	11%	36%	8% [3]
Net assets, end of period (x 1,000)	$375,055	$190,584	$110,151

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio. (See financial note 4)
[5]	Annualized.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.0% OF NET ASSETS

Financial Institutions 34.6%
Banking 22.1%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	150,000	149,144
8.00%, 11/01/31	475,000	670,372
American Express Co.
3.30%, 05/03/27 (a)(b)	325,000	348,644
Banco Santander S.A.
4.25%, 04/11/27	200,000	220,152
3.80%, 02/23/28	200,000	216,940
4.38%, 04/12/28	200,000	224,298
3.31%, 06/27/29	400,000	425,820
3.49%, 05/28/30	200,000	212,140
2.75%, 12/03/30	200,000	195,796
2.96%, 03/25/31	200,000	204,170
3.23%, 11/22/32 (a)(c)	200,000	200,536
Bank of America Corp.
3.25%, 10/21/27 (a)	450,000	479,880
4.18%, 11/25/27 (a)	375,000	410,707
3.82%, 01/20/28 (a)(c)	450,000	487,831
3.71%, 04/24/28 (a)(c)	375,000	407,389
3.59%, 07/21/28 (a)(c)	350,000	377,167
3.42%, 12/20/28 (a)(c)	1,000,000	1,069,140
3.97%, 03/05/29 (a)(c)	425,000	465,502
2.09%, 06/14/29 (a)(c)	400,000	397,864
4.27%, 07/23/29 (a)(c)	450,000	502,164
3.97%, 02/07/30 (a)(c)	755,000	833,127
3.19%, 07/23/30 (a)(c)	670,000	706,729
2.88%, 10/22/30 (a)(c)	375,000	387,439
2.50%, 02/13/31 (a)(c)	575,000	577,461
2.59%, 04/29/31 (a)(c)	700,000	707,602
1.90%, 07/23/31 (a)(c)	400,000	383,832
1.92%, 10/24/31 (a)(c)	700,000	671,195
2.65%, 03/11/32 (a)(c)	300,000	304,122
2.69%, 04/22/32 (a)(c)	950,000	965,599
2.30%, 07/21/32 (a)(c)	900,000	885,015
2.57%, 10/20/32 (a)(c)	500,000	502,925
2.48%, 09/21/36 (a)(c)	500,000	484,230
Bank of Montreal
3.80%, 12/15/32 (a)(c)	225,000	241,360
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	200,000	215,958
3.40%, 01/29/28 (a)	50,000	54,343
3.44%, 02/07/28 (a)(c)	350,000	378,007
3.85%, 04/28/28	150,000	168,648
3.00%, 10/30/28 (a)	100,000	106,107
3.30%, 08/23/29 (a)	225,000	242,462
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/28/31 (a)	100,000	97,348
1.80%, 07/28/31 (a)	100,000	97,842
Bank of Nova Scotia
2.15%, 08/01/31	125,000	124,151
BankUnited, Inc.
5.13%, 06/11/30 (a)	100,000	113,909
Barclays PLC
4.34%, 01/10/28 (a)	200,000	219,066
4.84%, 05/09/28 (a)	400,000	440,332
4.97%, 05/16/29 (a)(c)	400,000	457,920
5.09%, 06/20/30 (a)(c)	325,000	368,469
2.67%, 03/10/32 (a)(c)	250,000	248,135
2.89%, 11/24/32 (a)(c)	200,000	201,354
3.56%, 09/23/35 (a)(c)	250,000	256,438
Capital One Financial Corp.
3.75%, 03/09/27 (a)	400,000	433,876
3.65%, 05/11/27 (a)	150,000	162,096
3.80%, 01/31/28 (a)	250,000	272,360
2.36%, 07/29/32 (a)(c)	200,000	190,014
2.62%, 11/02/32 (a)(c)	100,000	99,777
Citigroup, Inc.
4.45%, 09/29/27	800,000	892,464
3.89%, 01/10/28 (a)(c)	450,000	488,331
6.63%, 01/15/28	25,000	31,266
3.67%, 07/24/28 (a)(c)	445,000	480,351
4.13%, 07/25/28	245,000	269,427
3.52%, 10/27/28 (a)(c)	380,000	407,941
4.08%, 04/23/29 (a)(c)	500,000	551,845
3.98%, 03/20/30 (a)(c)	625,000	689,894
2.98%, 11/05/30 (a)(c)	350,000	364,157
2.67%, 01/29/31 (a)(c)	625,000	635,587
4.41%, 03/31/31 (a)(c)	650,000	743,366
2.57%, 06/03/31 (a)(c)	875,000	883,137
2.56%, 05/01/32 (a)(c)	500,000	503,270
2.52%, 11/03/32 (a)(c)	300,000	300,360
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	50,000	50,271
3.25%, 04/30/30 (a)	150,000	159,236
Comerica, Inc.
4.00%, 02/01/29 (a)	200,000	223,846
Deutsche Bank AG
3.55%, 09/18/31 (a)(c)	325,000	343,063
3.04%, 05/28/32 (a)(c)	200,000	201,666
Discover Bank
4.65%, 09/13/28 (a)	175,000	198,907
2.70%, 02/06/30 (a)	250,000	253,540
Discover Financial Services
4.10%, 02/09/27 (a)	75,000	81,715

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
2.55%, 05/05/27 (a)	200,000	206,880
3.95%, 03/14/28 (a)	150,000	165,768
First Horizon Bank
5.75%, 05/01/30 (a)	100,000	120,119
Goldman Sachs Group, Inc.
5.95%, 01/15/27	150,000	177,074
3.85%, 01/26/27 (a)	540,000	581,591
3.69%, 06/05/28 (a)(c)	425,000	459,038
3.81%, 04/23/29 (a)(c)	440,000	479,160
4.22%, 05/01/29 (a)(c)	575,000	639,475
2.60%, 02/07/30 (a)	300,000	305,265
3.80%, 03/15/30 (a)	525,000	578,067
1.99%, 01/27/32 (a)(c)	800,000	766,784
2.62%, 04/22/32 (a)(c)	650,000	654,036
2.38%, 07/21/32 (a)(c)	950,000	936,348
2.65%, 10/21/32 (a)(c)	500,000	503,555
HSBC Holdings PLC
4.04%, 03/13/28 (a)(c)	500,000	541,085
2.01%, 09/22/28 (a)(c)	300,000	293,913
4.58%, 06/19/29 (a)(c)	650,000	728,676
2.21%, 08/17/29 (a)(c)	400,000	392,728
4.95%, 03/31/30	700,000	821,709
3.97%, 05/22/30 (a)(c)	575,000	625,830
2.85%, 06/04/31 (a)(c)	300,000	304,740
2.36%, 08/18/31 (a)(c)	350,000	342,125
2.80%, 05/24/32 (a)(c)	450,000	452,389
2.87%, 11/22/32 (a)(c)	200,000	201,924
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	150,000	152,552
2.49%, 08/15/36 (a)(b)(c)	150,000	143,793
ING Groep N.V.
3.95%, 03/29/27	350,000	383,771
4.55%, 10/02/28	300,000	344,295
4.05%, 04/09/29	250,000	279,702
JPMorgan Chase & Co.
4.13%, 12/15/26	110,000	121,411
8.00%, 04/29/27	175,000	226,730
1.05%, 06/23/27 (a)	100,000	96,029
4.25%, 10/01/27	300,000	336,417
3.63%, 12/01/27 (a)	200,000	215,812
3.78%, 02/01/28 (a)(c)	485,000	525,968
3.54%, 05/01/28 (a)(c)	425,000	457,865
2.18%, 06/01/28 (a)(c)	300,000	302,370
3.51%, 01/23/29 (a)(c)	410,000	439,905
4.01%, 04/23/29 (a)(c)	375,000	414,769
2.07%, 06/01/29 (a)(c)	450,000	446,431
4.20%, 07/23/29 (a)(c)	495,000	553,326
4.45%, 12/05/29 (a)(c)	450,000	511,389
3.70%, 05/06/30 (a)(c)	500,000	546,105
8.75%, 09/01/30	100,000	150,806
2.74%, 10/15/30 (a)(c)	655,000	672,770
4.49%, 03/24/31 (a)(c)	525,000	608,233
2.52%, 04/22/31 (a)(c)	575,000	582,090
2.96%, 05/13/31 (a)(c)	740,000	766,440
1.76%, 11/19/31 (a)(c)	300,000	285,000
1.95%, 02/04/32 (a)(c)	575,000	554,047
2.58%, 04/22/32 (a)(c)	600,000	607,944
2.55%, 11/08/32 (a)(c)	550,000	554,378
KeyBank NA
3.90%, 04/13/29	250,000	275,857
KeyCorp
2.25%, 04/06/27	300,000	305,190
4.10%, 04/30/28	50,000	56,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	216,292
4.38%, 03/22/28	450,000	506,164
4.55%, 08/16/28	350,000	399,336
3.57%, 11/07/28 (a)(c)	300,000	320,901
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	200,000	214,272
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	200,000	217,816
3.29%, 07/25/27	100,000	106,890
3.96%, 03/02/28	300,000	332,844
4.05%, 09/11/28	350,000	391,566
3.74%, 03/07/29	325,000	356,278
3.20%, 07/18/29	300,000	317,070
2.56%, 02/25/30	200,000	202,268
2.05%, 07/17/30	200,000	194,616
2.31%, 07/20/32 (a)(c)	300,000	296,274
2.49%, 10/13/32 (a)(c)	200,000	200,128
Mizuho Financial Group, Inc.
3.17%, 09/11/27	250,000	264,045
4.02%, 03/05/28	200,000	222,362
4.25%, 09/11/29 (a)(c)	500,000	558,385
2.59%, 05/25/31 (a)(c)	200,000	201,632
2.20%, 07/10/31 (a)(c)	350,000	342,450
2.56%, 09/13/31	225,000	219,987
2.26%, 07/09/32 (a)(c)	200,000	195,970
Morgan Stanley
3.63%, 01/20/27	485,000	526,744
3.95%, 04/23/27	433,000	476,417
3.59%, 07/22/28 (a)(c)	500,000	539,660
3.77%, 01/24/29 (a)(c)	558,000	607,835
4.43%, 01/23/30 (a)(c)	505,000	575,624
2.70%, 01/22/31 (a)(c)	890,000	912,366
3.62%, 04/01/31 (a)(c)	650,000	709,442
1.79%, 02/13/32 (a)(c)	550,000	521,515
1.93%, 04/28/32 (a)(c)	400,000	382,652
2.24%, 07/21/32 (a)(c)	550,000	539,352
2.51%, 10/20/32 (a)(c)	500,000	499,970
2.48%, 09/16/36 (a)(c)	700,000	673,925
Natwest Group PLC
4.89%, 05/18/29 (a)(c)	225,000	257,580
5.08%, 01/27/30 (a)(c)	475,000	551,513
4.45%, 05/08/30 (a)(c)	350,000	394,240
3.03%, 11/28/35 (a)(c)	200,000	197,522
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	83,516
3.15%, 05/03/29 (a)	150,000	161,651
1.95%, 05/01/30 (a)	175,000	173,677
3.38%, 05/08/32 (a)(c)	25,000	26,335
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	268,635
4.05%, 07/26/28	250,000	280,937
2.70%, 10/22/29	250,000	258,333
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	100,000	107,727
3.45%, 04/23/29 (a)	225,000	245,034
2.55%, 01/22/30 (a)	540,000	557,523
2.31%, 04/23/32 (a)(c)	175,000	176,530
Royal Bank of Canada
2.30%, 11/03/31	350,000	351,802
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	185,000	203,511
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(c)	200,000	202,378

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Street Corp.
4.14%, 12/03/29 (a)(c)	100,000	113,638
2.40%, 01/24/30	150,000	154,590
2.20%, 03/03/31	150,000	149,715
3.15%, 03/30/31 (a)(c)	100,000	108,261
3.03%, 11/01/34 (a)(c)	100,000	103,884
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	300,000	322,317
3.36%, 07/12/27	200,000	214,944
3.35%, 10/18/27	250,000	268,183
3.54%, 01/17/28	175,000	189,893
1.90%, 09/17/28	300,000	294,390
4.31%, 10/16/28	100,000	113,364
3.04%, 07/16/29	450,000	470,596
3.20%, 09/17/29	150,000	156,273
2.72%, 09/27/29	200,000	204,978
2.75%, 01/15/30	200,000	204,986
2.13%, 07/08/30	300,000	293,373
2.14%, 09/23/30	250,000	240,625
1.71%, 01/12/31	150,000	141,521
2.22%, 09/17/31	200,000	196,204
SVB Financial Group
3.13%, 06/05/30 (a)	225,000	236,518
1.80%, 02/02/31 (a)	100,000	94,852
Synchrony Financial
3.95%, 12/01/27 (a)	250,000	268,975
5.15%, 03/19/29 (a)	110,000	126,562
2.88%, 10/28/31 (a)	150,000	149,709
Toronto-Dominion Bank
2.00%, 09/10/31	150,000	148,055
Truist Bank
2.25%, 03/11/30 (a)	500,000	499,455
Truist Financial Corp.
1.13%, 08/03/27 (a)	200,000	193,634
3.88%, 03/19/29 (a)	50,000	55,175
1.95%, 06/05/30 (a)	25,000	24,708
US Bancorp
3.15%, 04/27/27 (a)	200,000	214,712
3.90%, 04/26/28 (a)	250,000	280,922
3.00%, 07/30/29 (a)	250,000	264,068
1.38%, 07/22/30 (a)	150,000	141,515
2.49%, 11/03/36 (a)(c)	200,000	199,602
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	55,109
Wells Fargo & Co.
4.30%, 07/22/27	600,000	671,358
3.58%, 05/22/28 (a)(c)	500,000	538,180
2.39%, 06/02/28 (a)(c)	675,000	686,833
4.15%, 01/24/29 (a)	402,000	449,802
7.95%, 11/15/29	25,000	34,610
2.88%, 10/30/30 (a)(c)	600,000	624,192
2.57%, 02/11/31 (a)(c)	825,000	842,779
4.48%, 04/04/31 (a)(c)	425,000	493,582
Westpac Banking Corp.
3.35%, 03/08/27	175,000	189,135
3.40%, 01/25/28	250,000	272,308
1.95%, 11/20/28	200,000	199,374
2.65%, 01/16/30	70,000	72,960
2.15%, 06/03/31	225,000	225,421
4.11%, 07/24/34 (a)(c)	200,000	215,952
2.67%, 11/15/35 (a)(c)	250,000	243,945
3.02%, 11/18/36 (a)(c)	200,000	197,994
		82,809,485
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 1.8%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	53,006
BlackRock, Inc.
3.20%, 03/15/27	100,000	108,114
3.25%, 04/30/29 (a)	225,000	245,115
2.40%, 04/30/30 (a)	225,000	231,309
1.90%, 01/28/31 (a)	325,000	320,687
Blackstone Private Credit Fund
3.25%, 03/15/27 (a)(b)	200,000	201,078
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	140,000	153,784
4.85%, 03/29/29 (a)	175,000	201,791
4.35%, 04/15/30 (a)	135,000	152,358
2.72%, 04/15/31 (a)	75,000	75,774
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	225,000	244,087
1.63%, 12/15/30 (a)	100,000	95,038
CI Financial Corp.
3.20%, 12/17/30 (a)	175,000	180,094
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	166,764
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	175,000	190,199
Eaton Vance Corp.
3.50%, 04/06/27 (a)	100,000	107,424
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	236,420
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	106,595
3.75%, 09/21/28 (a)	116,000	128,409
2.10%, 06/15/30 (a)	225,000	223,513
Jefferies Group LLC
6.45%, 06/08/27	50,000	61,197
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	150,000	170,638
4.15%, 01/23/30	305,000	338,779
2.63%, 10/15/31 (a)	200,000	197,636
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	26,850
4.50%, 09/19/28 (a)	150,000	171,459
4.38%, 03/11/29 (a)	85,000	96,234
Nasdaq, Inc.
1.65%, 01/15/31 (a)	125,000	116,446
Nomura Holdings, Inc.
2.17%, 07/14/28	200,000	196,226
3.10%, 01/16/30	300,000	309,690
2.68%, 07/16/30	200,000	199,834
2.61%, 07/14/31	200,000	197,406
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	150,000	147,124
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	115,982
Stifel Financial Corp.
4.00%, 05/15/30 (a)	75,000	82,726
The Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	100,000	107,120
3.30%, 04/01/27 (a)(d)	100,000	107,400
3.20%, 01/25/28 (a)(d)	100,000	107,595
2.00%, 03/20/28 (a)(d)	200,000	202,678
4.00%, 02/01/29 (a)(d)	50,000	56,134
3.25%, 05/22/29 (a)(d)	80,000	86,110
2.75%, 10/01/29 (a)(d)	75,000	78,552

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 03/22/30 (a)(d)	75,000	88,948
1.65%, 03/11/31 (a)(d)	125,000	120,254
2.30%, 05/13/31 (a)(d)	125,000	126,337
		6,930,914
Finance Companies 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	300,000	316,842
4.63%, 10/15/27 (a)	150,000	165,924
3.00%, 10/29/28 (a)	650,000	659,984
Air Lease Corp.
3.63%, 04/01/27 (a)	50,000	52,645
3.63%, 12/01/27 (a)	100,000	105,875
4.63%, 10/01/28 (a)	125,000	138,166
3.25%, 10/01/29 (a)	85,000	87,266
3.00%, 02/01/30 (a)	175,000	175,514
3.13%, 12/01/30 (a)	150,000	153,371
Ares Capital Corp.
2.88%, 06/15/28 (a)	225,000	224,590
3.20%, 11/15/31 (a)	150,000	147,558
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	225,000	224,593
GATX Corp.
3.85%, 03/30/27 (a)	50,000	54,160
3.50%, 03/15/28 (a)	25,000	26,833
4.55%, 11/07/28 (a)	50,000	57,051
4.70%, 04/01/29 (a)	125,000	144,011
4.00%, 06/30/30 (a)	150,000	166,318
1.90%, 06/01/31 (a)	100,000	95,173
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	225,000	223,326
Owl Rock Capital Corp.
2.63%, 01/15/27 (a)	100,000	97,907
2.88%, 06/11/28 (a)	75,000	73,845
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)(b)	100,000	97,763
Prospect Capital Corp.
3.44%, 10/15/28 (a)	75,000	72,157
		3,560,872
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	48,622
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)(b)	125,000	121,819
2.85%, 09/30/28 (a)(b)	150,000	146,403
ORIX Corp.
3.70%, 07/18/27	85,000	92,505
2.25%, 03/09/31	75,000	75,182
		484,531
Insurance 4.0%
Aegon N.V.
5.50%, 04/11/48 (a)(c)	200,000	229,828
Aflac, Inc.
3.60%, 04/01/30 (a)	150,000	165,506
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	108,543
Allstate Corp.
1.45%, 12/15/30 (a)	75,000	71,077
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	113,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	119,688
American International Group, Inc.
4.20%, 04/01/28 (a)	50,000	56,009
4.25%, 03/15/29 (a)	175,000	200,067
3.40%, 06/30/30 (a)	375,000	406,864
5.75%, 04/01/48 (a)(c)	125,000	140,860
Anthem, Inc.
3.65%, 12/01/27 (a)	331,000	363,508
4.10%, 03/01/28 (a)	200,000	223,104
2.88%, 09/15/29 (a)	160,000	167,531
2.25%, 05/15/30 (a)	250,000	249,775
2.55%, 03/15/31 (a)	275,000	281,575
Aon Corp.
8.21%, 01/01/27	100,000	126,030
4.50%, 12/15/28 (a)	75,000	85,607
3.75%, 05/02/29 (a)	100,000	109,726
2.80%, 05/15/30 (a)	175,000	180,561
2.05%, 08/23/31 (a)	125,000	121,608
2.60%, 12/02/31 (a)	100,000	101,852
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	75,000	74,078
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	68,813
3.70%, 02/22/30 (a)	50,000	53,091
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	125,000	130,854
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	164,332
6.15%, 04/03/30 (a)	150,000	185,730
3.50%, 01/15/31 (a)	175,000	184,898
AXA S.A.
8.60%, 12/15/30	225,000	326,333
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(c)	75,000	78,876
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	109,101
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	124,150
1.45%, 10/15/30 (a)	125,000	119,805
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)(e)	225,000	242,635
5.63%, 05/15/30 (a)	100,000	119,446
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	85,000	96,506
2.38%, 03/15/31 (a)	100,000	98,093
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	225,000	212,049
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	107,821
3.90%, 05/01/29 (a)	75,000	83,152
2.05%, 08/15/30 (a)	100,000	97,056
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	172,422
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	111,872
3.10%, 09/01/31 (a)	125,000	122,469
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	336,246
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	75,000	83,740
4.63%, 04/29/30 (a)	200,000	224,374
3.38%, 03/03/31 (a)	150,000	154,659

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	125,000	141,582
3.40%, 06/15/30 (a)	200,000	211,700
2.45%, 03/15/31 (a)	125,000	123,416
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	164,421
2.40%, 08/15/31 (a)	150,000	147,003
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	56,891
2.15%, 08/15/30 (a)	175,000	172,903
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	49,913
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	103,713
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	146,008
3.95%, 03/15/27 (a)	100,000	109,376
3.13%, 08/15/29 (a)	100,000	104,782
4.88%, 04/01/30 (a)	50,000	58,766
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(b)	125,000	126,311
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	48,490
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	109,837
3.05%, 01/15/30 (a)	125,000	130,475
3.40%, 01/15/31 (a)	100,000	107,762
Loews Corp.
3.20%, 05/15/30 (a)	100,000	106,618
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	102,733
4.06%, 02/24/32 (a)(c)	100,000	107,853
Markel Corp.
3.50%, 11/01/27 (a)	75,000	80,541
3.35%, 09/17/29 (a)	25,000	27,022
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	150,000	171,432
2.25%, 11/15/30 (a)	235,000	235,049
2.38%, 12/15/31 (a)	100,000	100,976
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	110,388
MetLife, Inc.
4.55%, 03/23/30 (a)	150,000	177,546
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	95,000	104,396
4.50%, 10/01/50 (a)(c)	100,000	106,187
Primerica, Inc.
2.80%, 11/19/31 (a)	125,000	126,444
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	65,000	71,828
2.13%, 06/15/30 (a)	50,000	49,524
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	49,000	54,496
2.10%, 03/10/30 (a)	75,000	75,391
4.50%, 09/15/47 (a)(c)	175,000	183,274
5.70%, 09/15/48 (a)(c)	200,000	225,318
3.70%, 10/01/50 (a)(c)	150,000	152,086
Prudential PLC
3.13%, 04/14/30	175,000	187,054
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	175,000	192,265
3.15%, 06/15/30 (a)	75,000	78,614
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	75,000	80,551
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	54,325
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	75,000	76,038
The Progressive Corp.
2.45%, 01/15/27	100,000	104,088
4.00%, 03/01/29 (a)	100,000	113,019
3.20%, 03/26/30 (a)	125,000	135,593
UnitedHealth Group, Inc.
3.45%, 01/15/27	150,000	163,497
3.38%, 04/15/27	125,000	135,760
2.95%, 10/15/27	175,000	187,159
3.85%, 06/15/28	200,000	223,322
3.88%, 12/15/28	150,000	168,510
2.88%, 08/15/29	275,000	291,404
2.00%, 05/15/30	400,000	397,560
2.30%, 05/15/31 (a)	100,000	101,702
Unum Group
4.00%, 06/15/29 (a)	75,000	83,103
Voya Financial, Inc.
4.70%, 01/23/48 (a)(c)	25,000	25,344
Willis North America, Inc.
4.50%, 09/15/28 (a)	125,000	139,927
2.95%, 09/15/29 (a)	225,000	231,142
		15,158,208
REITs 5.6%
Agree LP
2.00%, 06/15/28 (a)	150,000	147,703
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	55,439
4.50%, 07/30/29 (a)	75,000	86,263
2.75%, 12/15/29 (a)	100,000	103,548
4.70%, 07/01/30 (a)	100,000	117,438
4.90%, 12/15/30 (a)	100,000	120,147
3.38%, 08/15/31 (a)	125,000	135,380
American Assets Trust LP
3.38%, 02/01/31 (a)	100,000	102,619
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (a)	50,000	53,535
2.25%, 01/15/29 (a)	50,000	49,504
2.85%, 02/01/30 (a)	50,000	51,166
3.88%, 01/30/31 (a)	75,000	83,094
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	55,463
4.90%, 02/15/29 (a)	30,000	34,806
2.38%, 07/15/31 (a)	150,000	147,649
AvalonBay Communities, Inc.
3.35%, 05/15/27 (a)	30,000	32,286
3.20%, 01/15/28 (a)	100,000	107,167
1.90%, 12/01/28 (a)	75,000	74,439
3.30%, 06/01/29 (a)	100,000	108,041
2.30%, 03/01/30 (a)	50,000	50,801
2.45%, 01/15/31 (a)	150,000	154,185
Boston Properties LP
4.50%, 12/01/28 (a)	300,000	339,927
3.40%, 06/21/29 (a)	100,000	106,234
2.90%, 03/15/30 (a)	335,000	342,373
3.25%, 01/30/31 (a)	100,000	104,794
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	150,000	161,385

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	125,000	134,871
2.25%, 04/01/28 (a)	50,000	49,966
4.13%, 05/15/29 (a)	75,000	83,107
4.05%, 07/01/30 (a)	100,000	109,992
2.50%, 08/16/31 (a)	150,000	146,862
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	100,000	97,680
Camden Property Trust
4.10%, 10/15/28 (a)	25,000	28,258
3.15%, 07/01/29 (a)	125,000	133,291
2.80%, 05/15/30 (a)	175,000	182,873
Corporate Office Properties LP
2.75%, 04/15/31 (a)	125,000	124,470
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	100,387
3.00%, 02/15/30 (a)	150,000	156,633
2.00%, 02/15/31 (a)	150,000	145,341
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	54,316
2.15%, 11/01/30 (a)	125,000	123,590
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	217,264
4.45%, 07/15/28 (a)	100,000	113,149
3.60%, 07/01/29 (a)	125,000	135,882
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	55,903
2.88%, 11/15/29 (a)	75,000	78,386
1.75%, 07/01/30 (a)	110,000	104,925
1.75%, 02/01/31 (a)	200,000	189,664
EPR Properties
4.95%, 04/15/28 (a)	150,000	162,084
3.75%, 08/15/29 (a)	125,000	126,174
3.60%, 11/15/31 (a)	75,000	74,681
ERP Operating LP
3.25%, 08/01/27 (a)	50,000	53,518
3.50%, 03/01/28 (a)	100,000	108,962
4.15%, 12/01/28 (a)	100,000	113,314
3.00%, 07/01/29 (a)	70,000	74,281
2.50%, 02/15/30 (a)	125,000	128,575
1.85%, 08/01/31 (a)	100,000	97,101
Essential Properties LP
2.95%, 07/15/31 (a)	125,000	123,411
Essex Portfolio LP
3.63%, 05/01/27 (a)	100,000	107,879
1.70%, 03/01/28 (a)	100,000	97,708
4.00%, 03/01/29 (a)	150,000	166,740
3.00%, 01/15/30 (a)	50,000	52,422
1.65%, 01/15/31 (a)	75,000	70,232
Extra Space Storage LP
2.55%, 06/01/31 (a)	125,000	124,392
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	106,084
3.20%, 06/15/29 (a)	50,000	52,954
3.50%, 06/01/30 (a)	125,000	133,836
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	100,000	99,980
2.05%, 03/15/31 (a)	50,000	48,132
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	125,000	135,807
3.10%, 02/15/30 (a)	125,000	129,847
2.00%, 03/15/31 (a)	100,000	94,992
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthpeak Properties, Inc.
1.35%, 02/01/27 (a)	150,000	146,445
2.13%, 12/01/28 (a)	100,000	100,361
3.50%, 07/15/29 (a)	50,000	54,300
3.00%, 01/15/30 (a)	190,000	199,489
2.88%, 01/15/31 (a)	125,000	130,091
Highwoods Realty LP
3.88%, 03/01/27 (a)	100,000	109,125
4.20%, 04/15/29 (a)	100,000	110,834
2.60%, 02/01/31 (a)	125,000	124,586
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	102,390
3.50%, 09/15/30 (a)	200,000	205,578
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	45,000	48,451
4.65%, 04/01/29 (a)	150,000	170,292
3.25%, 01/15/30 (a)	75,000	78,188
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	148,537
2.00%, 08/15/31 (a)	100,000	94,211
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	78,170
3.05%, 02/15/30 (a)	250,000	259,462
Kimco Realty Corp.
3.80%, 04/01/27 (a)	50,000	54,282
1.90%, 03/01/28 (a)	50,000	49,385
2.70%, 10/01/30 (a)	100,000	101,844
2.25%, 12/01/31 (a)	100,000	97,524
Lexington Realty Trust
2.70%, 09/15/30 (a)	125,000	124,495
Life Storage LP
3.88%, 12/15/27 (a)	95,000	104,472
4.00%, 06/15/29 (a)	55,000	61,015
2.20%, 10/15/30 (a)	75,000	73,805
2.40%, 10/15/31 (a)	100,000	98,464
LXP Industrial Trust
2.38%, 10/01/31 (a)	75,000	71,969
Mid-America Apartments LP
3.60%, 06/01/27 (a)	100,000	108,334
4.20%, 06/15/28 (a)	75,000	84,552
3.95%, 03/15/29 (a)	115,000	128,609
1.70%, 02/15/31 (a)	100,000	95,546
National Health Investors, Inc.
3.00%, 02/01/31 (a)	50,000	48,372
National Retail Properties, Inc.
3.50%, 10/15/27 (a)	100,000	107,498
4.30%, 10/15/28 (a)	50,000	56,400
2.50%, 04/15/30 (a)	100,000	101,319
Office Properties Income Trust
2.40%, 02/01/27 (a)	75,000	72,877
3.45%, 10/15/31 (a)	125,000	121,481
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	100,000	110,081
4.75%, 01/15/28 (a)	225,000	249,046
3.63%, 10/01/29 (a)	175,000	182,031
3.38%, 02/01/31 (a)	100,000	100,849
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	50,000	48,970
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	83,372
3.95%, 01/15/28 (a)	150,000	164,571
2.63%, 11/01/31 (a)	75,000	75,041
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	51,375

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prologis LP
2.13%, 04/15/27 (a)	75,000	76,331
3.88%, 09/15/28 (a)	100,000	112,255
2.25%, 04/15/30 (a)	225,000	226,444
1.25%, 10/15/30 (a)	125,000	116,470
1.63%, 03/15/31 (a)	75,000	71,607
Public Storage
3.09%, 09/15/27 (a)	100,000	107,224
1.85%, 05/01/28 (a)	200,000	199,910
3.39%, 05/01/29 (a)	100,000	109,172
2.30%, 05/01/31 (a)	125,000	126,470
2.25%, 11/09/31 (a)	100,000	100,513
Realty Income Corp.
3.95%, 08/15/27 (a)	125,000	138,874
3.40%, 01/15/28 (a)	150,000	162,001
3.65%, 01/15/28 (a)	175,000	190,708
2.20%, 06/15/28 (a)	100,000	101,102
3.10%, 12/15/29 (a)	170,000	180,696
3.25%, 01/15/31 (a)	150,000	161,391
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	161,680
4.13%, 03/15/28 (a)	75,000	83,498
2.95%, 09/15/29 (a)	50,000	51,906
3.70%, 06/15/30 (a)	100,000	109,128
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	110,816
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	71,570
2.15%, 09/01/31 (a)	100,000	95,238
Sabra Health Care LP
3.90%, 10/15/29 (a)	65,000	67,969
3.20%, 12/01/31 (a)	150,000	146,722
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	100,000	98,956
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	107,499
3.38%, 12/01/27 (a)	250,000	268,717
1.75%, 02/01/28 (a)	250,000	245,965
2.45%, 09/13/29 (a)	225,000	228,386
2.65%, 07/15/30 (a)	150,000	153,241
2.20%, 02/01/31 (a)	150,000	147,196
SITE Centers Corp.
4.70%, 06/01/27 (a)	76,000	84,301
Spirit Realty LP
3.20%, 01/15/27 (a)	75,000	78,578
2.10%, 03/15/28 (a)	50,000	48,939
4.00%, 07/15/29 (a)	125,000	137,376
3.20%, 02/15/31 (a)	100,000	103,699
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	77,688
4.63%, 03/15/29 (a)	75,000	84,232
2.75%, 11/18/30 (a)	100,000	99,905
Sun Communities Operating LP
2.30%, 11/01/28 (a)	75,000	74,537
2.70%, 07/15/31 (a)	100,000	99,697
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	107,075
2.75%, 09/01/31 (a)	75,000	72,578
UDR, Inc.
3.50%, 07/01/27 (a)	75,000	80,318
3.50%, 01/15/28 (a)	50,000	53,586
4.40%, 01/26/29 (a)	100,000	113,155
3.20%, 01/15/30 (a)	200,000	211,114
3.00%, 08/15/31 (a)	125,000	130,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ventas Realty LP
3.85%, 04/01/27 (a)	45,000	49,076
4.00%, 03/01/28 (a)	271,000	300,246
4.40%, 01/15/29 (a)	150,000	170,299
3.00%, 01/15/30 (a)	145,000	150,703
4.75%, 11/15/30 (a)	50,000	58,458
2.50%, 09/01/31 (a)	100,000	99,053
Vornado Realty LP
3.40%, 06/01/31 (a)	75,000	77,386
Welltower, Inc.
2.70%, 02/15/27 (a)	50,000	52,162
4.25%, 04/15/28 (a)	150,000	168,465
2.05%, 01/15/29 (a)	75,000	74,063
4.13%, 03/15/29 (a)	100,000	111,975
3.10%, 01/15/30 (a)	150,000	157,668
2.75%, 01/15/31 (a)	100,000	102,400
2.80%, 06/01/31 (a)	175,000	179,251
WP Carey, Inc.
3.85%, 07/15/29 (a)	80,000	88,484
2.40%, 02/01/31 (a)	100,000	99,184
		20,889,091
		129,833,101

Industrial 57.3%
Basic Industry 2.6%
Air Products and Chemicals, Inc.
1.85%, 05/15/27 (a)	250,000	254,227
2.05%, 05/15/30 (a)	50,000	50,377
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	201,456
ArcelorMittal S.A.
4.25%, 07/16/29	100,000	109,637
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	54,301
Dow Chemical Co.
4.80%, 11/30/28 (a)	90,000	105,112
7.38%, 11/01/29	150,000	201,783
2.10%, 11/15/30 (a)	300,000	295,383
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	370,000	429,355
Eastman Chemical Co.
4.50%, 12/01/28 (a)	138,000	156,985
Ecolab, Inc.
3.25%, 12/01/27 (a)	25,000	27,105
4.80%, 03/24/30 (a)	125,000	150,219
1.30%, 01/30/31 (a)	50,000	46,870
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	100,000	100,590
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	75,000	84,267
FMC Corp.
3.45%, 10/01/29 (a)	100,000	106,684
Georgia-Pacific LLC
8.88%, 05/15/31	100,000	155,036
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	139,064
2.95%, 06/15/31 (a)	75,000	76,411
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	85,103
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	111,864

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Linde, Inc.
1.10%, 08/10/30 (a)	125,000	116,920
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	80,860
LYB International Finance III LLC
2.25%, 10/01/30 (a)	125,000	124,520
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	165,580
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	99,760
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	128,617
2.25%, 10/01/30 (a)	300,000	296,529
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	110,567
2.70%, 06/01/30 (a)	200,000	206,232
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	82,296
4.20%, 04/01/29 (a)	100,000	112,918
2.95%, 05/13/30 (a)	100,000	105,599
Packaging Corp. of America
3.40%, 12/15/27 (a)	30,000	32,351
3.00%, 12/15/29 (a)	210,000	219,765
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	194,572
2.80%, 08/15/29 (a)	225,000	235,834
Rayonier LP
2.75%, 05/17/31 (a)	100,000	99,873
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	100,000	97,698
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	225,000	294,118
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	109,059
4.55%, 03/01/29 (a)	50,000	56,754
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	475,000	514,924
2.95%, 08/15/29 (a)	135,000	142,349
2.30%, 05/15/30 (a)	100,000	100,330
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	50,000	49,049
3.45%, 04/15/30 (a)	175,000	187,124
3.25%, 01/15/31 (a)	100,000	105,600
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	96,755
6.00%, 01/15/29 (a)	350,000	405,884
5.00%, 01/15/30 (a)	200,000	220,102
3.75%, 01/15/31 (a)	200,000	203,938
Teck Resources Ltd.
3.90%, 07/15/30 (a)	125,000	134,589
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	275,000	285,409
WestRock MWV LLC
8.20%, 01/15/30	75,000	103,682
7.95%, 02/15/31	50,000	70,424
Weyerhaeuser Co.
6.95%, 10/01/27	75,000	94,987
4.00%, 11/15/29 (a)	200,000	223,288
4.00%, 04/15/30 (a)	125,000	139,375
WRKCo, Inc.
3.38%, 09/15/27 (a)	125,000	133,040
4.00%, 03/15/28 (a)	75,000	82,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/01/28 (a)	200,000	219,336
4.90%, 03/15/29 (a)	125,000	145,566
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(b)	100,000	96,679
		9,667,556
Capital Goods 6.0%
3M Co.
2.88%, 10/15/27 (a)	150,000	160,093
3.63%, 09/14/28 (a)	50,000	55,688
3.38%, 03/01/29 (a)	150,000	163,782
2.38%, 08/26/29 (a)	200,000	205,358
3.05%, 04/15/30 (a)	100,000	107,397
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	73,249
Allegion PLC
3.50%, 10/01/29 (a)	150,000	159,747
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	140,000	159,212
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	275,000	278,534
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	113,724
2.80%, 02/15/30 (a)	250,000	258,750
2.20%, 09/15/31 (a)	150,000	147,177
Avery Dennison Corp.
4.88%, 12/06/28 (a)	95,000	110,966
2.65%, 04/30/30 (a)	75,000	76,037
Boeing Co.
2.70%, 02/01/27 (a)	370,000	377,452
2.80%, 03/01/27 (a)	75,000	76,533
5.04%, 05/01/27 (a)	300,000	338,976
3.25%, 02/01/28 (a)	150,000	156,465
3.25%, 03/01/28 (a)	90,000	93,118
3.45%, 11/01/28 (a)	50,000	52,536
3.20%, 03/01/29 (a)	370,000	382,721
2.95%, 02/01/30 (a)	125,000	126,700
5.15%, 05/01/30 (a)	800,000	934,384
3.63%, 02/01/31 (a)	225,000	240,331
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	216,322
2.75%, 03/01/30 (a)	75,000	76,678
Carrier Global Corp.
2.49%, 02/15/27 (a)	175,000	179,884
2.72%, 02/15/30 (a)	400,000	409,024
2.70%, 02/15/31 (a)(b)	150,000	152,710
Caterpillar Financial Services Corp.
1.10%, 09/14/27	300,000	291,639
Caterpillar, Inc.
2.60%, 09/19/29 (a)	105,000	110,179
2.60%, 04/09/30 (a)	150,000	156,691
1.90%, 03/12/31 (a)	100,000	99,522
CNH Industrial NV
3.85%, 11/15/27 (a)	90,000	98,354
Deere & Co.
5.38%, 10/16/29	50,000	62,081
3.10%, 04/15/30 (a)	175,000	188,881
Dover Corp.
2.95%, 11/04/29 (a)	50,000	52,821
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	148,258
Eaton Corp.
3.10%, 09/15/27 (a)	125,000	133,754

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emerson Electric Co.
1.80%, 10/15/27 (a)	125,000	125,507
2.00%, 12/21/28 (a)	50,000	49,984
2.20%, 12/21/31 (a)	200,000	199,318
Flowserve Corp.
3.50%, 10/01/30 (a)	125,000	129,561
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	125,000	132,319
General Dynamics Corp.
3.50%, 04/01/27 (a)	200,000	217,958
3.75%, 05/15/28 (a)	100,000	110,805
3.63%, 04/01/30 (a)	275,000	306,314
2.25%, 06/01/31 (a)	100,000	101,649
Honeywell International, Inc.
1.10%, 03/01/27 (a)	200,000	195,192
2.70%, 08/15/29 (a)	75,000	78,697
1.95%, 06/01/30 (a)	225,000	224,172
1.75%, 09/01/31 (a)	200,000	194,962
Hubbell, Inc.
3.15%, 08/15/27 (a)	50,000	52,947
3.50%, 02/15/28 (a)	125,000	134,725
2.30%, 03/15/31 (a)	75,000	75,226
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	53,079
2.04%, 08/16/28 (a)(b)	300,000	293,994
4.20%, 05/01/30 (a)	100,000	111,558
IDEX Corp.
3.00%, 05/01/30 (a)	125,000	130,346
2.63%, 06/15/31 (a)	125,000	126,332
John Deere Capital Corp.
1.75%, 03/09/27	100,000	100,818
2.80%, 09/08/27	135,000	143,856
3.05%, 01/06/28	50,000	53,654
1.50%, 03/06/28	150,000	147,865
3.45%, 03/07/29	20,000	22,051
2.80%, 07/18/29	65,000	68,597
2.45%, 01/09/30	240,000	247,646
1.45%, 01/15/31	275,000	262,100
Johnson Controls International plc
1.75%, 09/15/30 (a)	125,000	120,077
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	225,000	217,501
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	224,828
2.80%, 03/01/31 (a)	75,000	74,824
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	425,000	478,232
2.90%, 12/15/29 (a)	100,000	103,424
1.80%, 01/15/31 (a)	125,000	119,331
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	150,000	160,174
4.40%, 03/15/29 (a)	50,000	55,993
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	49,249
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	50,000	49,220
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	100,000	107,105
3.50%, 12/15/27 (a)	72,000	77,661
2.40%, 07/15/31 (a)	175,000	174,156
Masco Corp.
3.50%, 11/15/27 (a)	200,000	215,182
2.00%, 10/01/30 (a)	175,000	167,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	43,055
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	275,000	292,385
3.25%, 01/15/28 (a)	265,000	283,667
4.40%, 05/01/30 (a)	50,000	57,837
nVent Finance Sarl
4.55%, 04/15/28 (a)	65,000	72,279
Oshkosh Corp.
4.60%, 05/15/28 (a)	25,000	28,201
3.10%, 03/01/30 (a)	75,000	77,909
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	250,000	255,207
2.57%, 02/15/30 (a)	120,000	121,871
Owens Corning
3.88%, 06/01/30 (a)	150,000	163,989
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	64,290
3.25%, 06/14/29 (a)	225,000	238,480
Pentair Finance Sarl
4.50%, 07/01/29 (a)	200,000	226,294
Raytheon Technologies Corp.
3.50%, 03/15/27 (a)	200,000	215,848
3.13%, 05/04/27 (a)	375,000	399,664
4.13%, 11/16/28 (a)	575,000	644,098
7.50%, 09/15/29 (e)	100,000	136,356
2.25%, 07/01/30 (a)	175,000	174,762
1.90%, 09/01/31 (a)	200,000	193,076
Republic Services, Inc.
3.38%, 11/15/27 (a)	15,000	16,145
3.95%, 05/15/28 (a)	275,000	305,022
2.30%, 03/01/30 (a)	50,000	50,147
1.45%, 02/15/31 (a)	125,000	116,449
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	54,902
1.75%, 08/15/31 (a)	100,000	97,583
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	100,000	109,762
1.40%, 09/15/27 (a)	100,000	97,153
4.20%, 09/15/28 (a)	150,000	168,652
2.95%, 09/15/29 (a)	125,000	129,619
2.00%, 06/30/30 (a)	50,000	48,228
1.75%, 02/15/31 (a)	200,000	188,200
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	53,773
Sonoco Products Co.
3.13%, 05/01/30 (a)	110,000	115,152
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	50,000	56,942
2.30%, 03/15/30 (a)	225,000	227,907
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	100,425
2.75%, 04/01/31 (a)	200,000	203,480
Textron, Inc.
3.65%, 03/15/27 (a)	50,000	53,744
3.38%, 03/01/28 (a)	100,000	105,782
3.90%, 09/17/29 (a)	75,000	82,447
3.00%, 06/01/30 (a)	100,000	103,679
2.45%, 03/15/31 (a)	100,000	98,985
Timken Co.
4.50%, 12/15/28 (a)	75,000	83,928
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	200,000	218,560

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	215,000	235,047
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	150,000	155,710
Vontier Corp.
2.40%, 04/01/28 (a)(b)	100,000	97,699
2.95%, 04/01/31 (a)(b)	175,000	172,931
Vulcan Materials Co.
3.90%, 04/01/27 (a)	125,000	136,940
3.50%, 06/01/30 (a)	125,000	134,834
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	84,417
3.50%, 05/01/29 (a)	200,000	216,758
2.60%, 02/01/30 (a)	50,000	51,019
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	165,883
1.15%, 03/15/28 (a)	200,000	190,958
2.00%, 06/01/29 (a)	200,000	199,038
1.50%, 03/15/31 (a)	150,000	141,454
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)(g)	175,000	199,157
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	99,428
2.25%, 01/30/31 (a)	100,000	99,257
		22,668,269
Communications 8.2%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	150,000	138,762
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	216,492
2.88%, 05/07/30 (a)	200,000	207,210
American Tower Corp.
2.75%, 01/15/27 (a)	50,000	51,592
3.13%, 01/15/27 (a)	75,000	78,603
3.55%, 07/15/27 (a)	350,000	374,808
3.60%, 01/15/28 (a)	100,000	107,505
1.50%, 01/31/28 (a)	225,000	215,604
3.95%, 03/15/29 (a)	175,000	191,284
3.80%, 08/15/29 (a)	275,000	299,602
2.90%, 01/15/30 (a)	135,000	138,564
2.10%, 06/15/30 (a)	150,000	144,804
1.88%, 10/15/30 (a)	150,000	142,044
2.70%, 04/15/31 (a)	125,000	126,003
2.30%, 09/15/31 (a)	150,000	145,877
AT&T, Inc.
3.80%, 02/15/27 (a)	145,000	157,719
4.25%, 03/01/27 (a)	200,000	222,074
2.30%, 06/01/27 (a)	425,000	433,406
1.65%, 02/01/28 (a)	400,000	391,992
4.10%, 02/15/28 (a)	525,000	583,847
4.35%, 03/01/29 (a)	500,000	562,905
4.30%, 02/15/30 (a)	825,000	930,402
2.75%, 06/01/31 (a)	550,000	561,500
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	226,378
9.63%, 12/15/30 (f)(g)	525,000	773,530
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	170,000	182,507
4.20%, 03/15/28 (a)	200,000	218,978
2.25%, 01/15/29 (a)	200,000	195,948
5.05%, 03/30/29 (a)	325,000	373,805
2.80%, 04/01/31 (a)	275,000	273,111
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comcast Corp.
2.35%, 01/15/27 (a)	350,000	362,204
3.30%, 02/01/27 (a)	225,000	241,999
3.30%, 04/01/27 (a)	150,000	161,663
3.15%, 02/15/28 (a)	375,000	402,806
3.55%, 05/01/28 (a)	150,000	164,355
4.15%, 10/15/28 (a)	642,000	729,229
2.65%, 02/01/30 (a)	275,000	284,925
3.40%, 04/01/30 (a)	550,000	600,341
4.25%, 10/15/30 (a)	475,000	548,449
1.95%, 01/15/31 (a)	250,000	244,750
1.50%, 02/15/31 (a)	250,000	235,685
Crown Castle International Corp.
3.65%, 09/01/27 (a)	300,000	323,280
3.80%, 02/15/28 (a)	75,000	81,563
4.30%, 02/15/29 (a)	175,000	195,657
3.10%, 11/15/29 (a)	50,000	52,226
3.30%, 07/01/30 (a)	150,000	158,688
2.25%, 01/15/31 (a)	225,000	219,213
2.10%, 04/01/31 (a)	175,000	168,016
2.50%, 07/15/31 (a)	125,000	124,299
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	750,000	1,092,045
Discovery Communications LLC
3.95%, 03/20/28 (a)	300,000	326,103
4.13%, 05/15/29 (a)	125,000	137,985
3.63%, 05/15/30 (a)	175,000	187,325
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	95,826
Fox Corp.
4.71%, 01/25/29 (a)	450,000	514,719
3.50%, 04/08/30 (a)	100,000	107,984
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	114,939
4.75%, 03/30/30 (a)	100,000	116,419
2.40%, 03/01/31 (a)	100,000	100,044
Koninklijke KPN N.V.
8.38%, 10/01/30	50,000	71,402
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	100,161
4.20%, 06/01/30 (a)	125,000	140,841
2.60%, 08/01/31 (a)	150,000	152,165
Orange S.A.
9.00%, 03/01/31	425,000	651,933
TCI Communications, Inc.
7.13%, 02/15/28	90,000	116,228
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	275,455
Telefonica Europe BV
8.25%, 09/15/30	200,000	284,562
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	104,098
3.70%, 09/15/27 (a)	75,000	81,512
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	650,000	704,262
2.05%, 02/15/28 (a)	350,000	348,191
2.40%, 03/15/29 (a)(b)	100,000	100,989
3.88%, 04/15/30 (a)	1,400,000	1,533,070
2.55%, 02/15/31 (a)	500,000	497,985
2.25%, 11/15/31 (a)	200,000	194,252
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	50,000	53,653

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verizon Communications, Inc.
4.13%, 03/16/27	525,000	584,031
3.00%, 03/22/27 (a)	100,000	105,558
2.10%, 03/22/28 (a)	600,000	602,292
4.33%, 09/21/28	735,000	836,643
3.88%, 02/08/29 (a)	125,000	138,773
4.02%, 12/03/29 (a)	750,000	840,877
3.15%, 03/22/30 (a)	275,000	290,859
1.50%, 09/18/30 (a)	225,000	211,194
1.68%, 10/30/30 (a)	700,000	665,994
7.75%, 12/01/30	75,000	107,816
1.75%, 01/20/31 (a)	375,000	355,102
2.55%, 03/21/31 (a)	725,000	733,047
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	150,000	156,677
3.38%, 02/15/28 (a)	100,000	106,638
3.70%, 06/01/28 (a)	100,000	108,454
4.20%, 06/01/29 (a)	100,000	111,225
7.88%, 07/30/30	150,000	208,535
4.95%, 01/15/31 (a)	225,000	266,180
Vodafone Group PLC
4.38%, 05/30/28	515,000	580,657
7.88%, 02/15/30	125,000	175,059
Walt Disney Co.
3.70%, 03/23/27	100,000	109,945
2.20%, 01/13/28	300,000	305,772
2.00%, 09/01/29 (a)	350,000	348,533
3.80%, 03/22/30	375,000	421,830
2.65%, 01/13/31	300,000	312,153
		30,854,196
Consumer Cyclical 7.3%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	48,869
3.90%, 04/15/30 (a)	100,000	109,491
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	450,000	476,766
2.13%, 02/09/31 (a)	250,000	241,727
Amazon.com, Inc.
1.20%, 06/03/27 (a)	200,000	197,364
3.15%, 08/22/27 (a)	600,000	648,954
1.65%, 05/12/28 (a)	400,000	399,904
1.50%, 06/03/30 (a)	700,000	679,931
2.10%, 05/12/31 (a)	500,000	505,835
American Honda Finance Corp.
2.35%, 01/08/27	229,000	235,914
3.50%, 02/15/28	41,000	44,882
1.80%, 01/13/31	125,000	122,296
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	56,833
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	54,014
4.75%, 06/01/30 (a)	75,000	85,829
2.40%, 08/01/31 (a)	150,000	145,245
AutoZone, Inc.
3.75%, 06/01/27 (a)	25,000	27,371
3.75%, 04/18/29 (a)	225,000	246,456
4.00%, 04/15/30 (a)	50,000	55,879
1.65%, 01/15/31 (a)	150,000	141,381
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	56,807
1.95%, 10/01/30 (a)	150,000	144,386
Block Financial LLC
2.50%, 07/15/28 (a)	50,000	50,133
3.88%, 08/15/30 (a)	100,000	107,146
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	81,855
4.63%, 04/13/30 (a)	275,000	321,065
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	206,996
CBRE Services, Inc.
2.50%, 04/01/31 (a)	200,000	201,276
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	31,913
3.70%, 01/15/31 (a)	100,000	106,022
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	275,000	295,430
1.38%, 06/20/27 (a)	250,000	248,402
1.60%, 04/20/30 (a)	425,000	412,203
Cummins, Inc.
1.50%, 09/01/30 (a)	350,000	332,143
Daimler Finance North America LLC
8.50%, 01/18/31	250,000	372,712
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	108,760
Dollar General Corp.
3.88%, 04/15/27 (a)	150,000	164,599
4.13%, 05/01/28 (a)	50,000	55,697
3.50%, 04/03/30 (a)	175,000	189,485
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	223,498
2.65%, 12/01/31 (a)	150,000	150,425
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	96,854
eBay, Inc.
2.70%, 03/11/30 (a)	375,000	384,296
2.60%, 05/10/31 (a)	100,000	101,404
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	251,523
3.80%, 02/15/28 (a)	175,000	187,068
3.25%, 02/15/30 (a)	225,000	230,285
2.95%, 03/15/31 (a)	100,000	100,191
General Motors Co.
4.20%, 10/01/27 (a)	125,000	137,315
6.80%, 10/01/27 (a)	150,000	184,602
5.00%, 10/01/28 (a)	180,000	206,312
General Motors Financial Co., Inc.
4.35%, 01/17/27 (a)	250,000	275,560
2.70%, 08/20/27 (a)	100,000	102,304
2.40%, 04/10/28 (a)	475,000	475,598
2.40%, 10/15/28 (a)	250,000	249,500
5.65%, 01/17/29 (a)	100,000	118,773
3.60%, 06/21/30 (a)	200,000	213,396
2.35%, 01/08/31 (a)	175,000	170,147
2.70%, 06/10/31 (a)	175,000	174,484
Genuine Parts Co.
1.88%, 11/01/30 (a)	75,000	70,529
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	130,000	150,411
5.30%, 01/15/29 (a)	150,000	170,067
4.00%, 01/15/30 (a)	150,000	159,180
4.00%, 01/15/31 (a)	50,000	53,510
Home Depot, Inc.
2.50%, 04/15/27 (a)	175,000	183,120
2.80%, 09/14/27 (a)	180,000	191,158
0.90%, 03/15/28 (a)	100,000	95,619
3.90%, 12/06/28 (a)	200,000	226,100
2.95%, 06/15/29 (a)	319,000	340,169
2.70%, 04/15/30 (a)	200,000	210,244

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 03/15/31 (a)	250,000	235,952
1.88%, 09/15/31 (a)	225,000	221,638
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	85,000	91,870
5.75%, 04/23/30 (a)	100,000	119,654
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	209,116
Kohl's Corp.
3.38%, 05/01/31 (a)	100,000	101,874
Las Vegas Sands Corp.
3.90%, 08/08/29 (a)	125,000	125,943
Lear Corp.
3.80%, 09/15/27 (a)	160,000	174,498
4.25%, 05/15/29 (a)	25,000	27,664
3.50%, 05/30/30 (a)	100,000	106,605
Lennar Corp.
5.00%, 06/15/27 (a)	75,000	85,176
4.75%, 11/29/27 (a)	150,000	170,160
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	325,000	347,171
1.30%, 04/15/28 (a)	150,000	144,008
1.70%, 09/15/28 (a)	150,000	147,122
6.50%, 03/15/29	97,000	123,894
3.65%, 04/05/29 (a)	400,000	438,856
4.50%, 04/15/30 (a)	175,000	203,383
1.70%, 10/15/30 (a)	525,000	499,259
2.63%, 04/01/31 (a)	250,000	256,145
Magna International, Inc.
2.45%, 06/15/30 (a)	150,000	152,489
Marriott International, Inc.
4.00%, 04/15/28 (a)	125,000	135,790
4.65%, 12/01/28 (a)	275,000	309,251
4.63%, 06/15/30 (a)	225,000	254,491
2.85%, 04/15/31 (a)	50,000	49,923
McDonald's Corp.
3.50%, 03/01/27 (a)	125,000	135,504
3.50%, 07/01/27 (a)	200,000	217,390
3.80%, 04/01/28 (a)	100,000	110,025
2.63%, 09/01/29 (a)	400,000	412,660
2.13%, 03/01/30 (a)	100,000	99,843
3.60%, 07/01/30 (a)	100,000	110,726
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	106,532
2.50%, 01/15/31 (a)	125,000	121,604
NIKE, Inc.
2.75%, 03/27/27 (a)	100,000	105,992
2.85%, 03/27/30 (a)	250,000	265,840
NVR, Inc.
3.00%, 05/15/30 (a)	150,000	156,050
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	225,000	244,480
4.35%, 06/01/28 (a)	100,000	112,810
3.90%, 06/01/29 (a)	50,000	55,229
4.20%, 04/01/30 (a)	225,000	254,407
PulteGroup, Inc.
5.00%, 01/15/27 (a)	75,000	85,861
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	130,524
Ross Stores, Inc.
1.88%, 04/15/31 (a)	100,000	95,882
Sands China Ltd.
2.30%, 03/08/27 (a)(b)	200,000	189,098
5.40%, 08/08/28 (a)	250,000	270,380
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 03/08/29 (a)(b)	200,000	188,410
4.38%, 06/18/30 (a)	200,000	204,460
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	101,127
3.50%, 03/01/28 (a)	75,000	81,273
4.00%, 11/15/28 (a)	36,000	40,325
3.55%, 08/15/29 (a)	175,000	191,560
2.25%, 03/12/30 (a)	175,000	175,101
2.55%, 11/15/30 (a)	255,000	260,449
Tapestry, Inc.
4.13%, 07/15/27 (a)	120,000	129,937
Target Corp.
3.38%, 04/15/29 (a)	200,000	220,204
2.35%, 02/15/30 (a)	175,000	179,973
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	144,626
3.88%, 04/15/30 (a)	100,000	112,388
Toyota Motor Corp.
3.67%, 07/20/28	150,000	166,387
2.76%, 07/02/29	100,000	104,950
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	53,778
1.15%, 08/13/27	200,000	194,100
3.05%, 01/11/28	150,000	161,043
3.65%, 01/08/29	25,000	27,872
2.15%, 02/13/30	300,000	301,842
3.38%, 04/01/30	100,000	109,774
1.90%, 09/12/31	200,000	195,570
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	117,641
VF Corp.
2.80%, 04/23/27 (a)	50,000	52,384
2.95%, 04/23/30 (a)	150,000	155,888
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	75,000	79,519
Walmart, Inc.
3.70%, 06/26/28 (a)	350,000	392,623
1.50%, 09/22/28 (a)	500,000	497,640
3.25%, 07/08/29 (a)	225,000	248,258
2.38%, 09/24/29 (a)	100,000	104,122
1.80%, 09/22/31 (a)	375,000	371,655
		27,273,261
Consumer Non-Cyclical 13.9%
Abbott Laboratories
1.15%, 01/30/28 (a)	125,000	121,645
1.40%, 06/30/30 (a)	200,000	193,274
AbbVie, Inc.
4.25%, 11/14/28 (a)	275,000	310,901
3.20%, 11/21/29 (a)	1,275,000	1,365,525
Adventist Health System
2.95%, 03/01/29 (a)	175,000	183,202
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	105,000	117,223
2.21%, 06/15/30 (a)	50,000	50,104
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	100,000	103,500
2.10%, 06/04/30 (a)	50,000	49,024
2.30%, 03/12/31 (a)	150,000	148,683
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	97,700
Altria Group, Inc.
4.80%, 02/14/29 (a)	325,000	367,318
3.40%, 05/06/30 (a)	125,000	129,918

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	125,000	134,714
2.80%, 05/15/30 (a)	100,000	102,923
2.70%, 03/15/31 (a)	200,000	202,426
Amgen, Inc.
2.20%, 02/21/27 (a)	300,000	307,134
3.20%, 11/02/27 (a)	300,000	323,124
1.65%, 08/15/28 (a)	200,000	196,198
2.45%, 02/21/30 (a)	200,000	203,750
2.30%, 02/25/31 (a)	425,000	427,367
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	445,076
4.75%, 01/23/29 (a)	745,000	868,469
3.50%, 06/01/30 (a)	300,000	329,157
4.90%, 01/23/31 (a)	150,000	180,744
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	150,000	163,056
Ascension Health
2.53%, 11/15/29 (a)	200,000	208,470
Astrazeneca Finance LLC
2.25%, 05/28/31 (a)	150,000	151,794
AstraZeneca PLC
3.13%, 06/12/27 (a)	180,000	193,126
4.00%, 01/17/29 (a)	400,000	451,464
1.38%, 08/06/30 (a)	100,000	94,503
Banner Health
2.34%, 01/01/30 (a)	75,000	76,023
1.90%, 01/01/31 (a)	75,000	72,863
BAT Capital Corp.
4.70%, 04/02/27 (a)	200,000	220,440
3.56%, 08/15/27 (a)	600,000	630,282
3.46%, 09/06/29 (a)	150,000	155,617
4.91%, 04/02/30 (a)	350,000	393,851
2.73%, 03/25/31 (a)	225,000	218,632
BAT International Finance PLC
2.26%, 03/25/28 (a)	325,000	317,200
Baxter International, Inc.
1.92%, 02/01/27 (a)(b)	300,000	301,323
2.27%, 12/01/28 (a)(b)	150,000	151,261
3.95%, 04/01/30 (a)	75,000	83,756
1.73%, 04/01/31 (a)	100,000	95,695
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	600,000	654,456
2.82%, 05/20/30 (a)	200,000	207,288
1.96%, 02/11/31 (a)	100,000	96,534
Biogen, Inc.
2.25%, 05/01/30 (a)	250,000	246,585
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	54,399
2.10%, 06/01/31 (a)	100,000	98,241
Boston Scientific Corp.
4.00%, 03/01/28 (a)	75,000	84,071
4.00%, 03/01/29 (a)	150,000	166,836
2.65%, 06/01/30 (a)	225,000	229,468
Bristol-Myers Squibb Co.
3.25%, 02/27/27	125,000	135,215
1.13%, 11/13/27 (a)	235,000	229,139
3.45%, 11/15/27 (a)	450,000	492,399
3.90%, 02/20/28 (a)	250,000	278,940
3.40%, 07/26/29 (a)	675,000	738,720
1.45%, 11/13/30 (a)	200,000	190,592
Brunswick Corp.
2.40%, 08/18/31 (a)	100,000	96,468
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	100,000	108,903
2.75%, 05/14/31 (a)	175,000	177,896
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	194,498
2.38%, 04/24/30 (a)	150,000	149,240
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	225,000	241,724
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	100,240
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	26,603
2.30%, 12/15/31 (a)	100,000	100,805
Cigna Corp.
3.40%, 03/01/27 (a)	100,000	107,713
3.05%, 10/15/27 (a)	100,000	106,287
4.38%, 10/15/28 (a)	575,000	654,333
2.40%, 03/15/30 (a)	300,000	302,280
2.38%, 03/15/31 (a)	350,000	351,932
Clorox Co.
3.10%, 10/01/27 (a)	100,000	106,454
3.90%, 05/15/28 (a)	50,000	55,997
1.80%, 05/15/30 (a)	100,000	97,151
Coca-Cola Co.
3.38%, 03/25/27	375,000	408,086
2.90%, 05/25/27	30,000	32,030
1.45%, 06/01/27	550,000	547,750
1.00%, 03/15/28	450,000	433,098
2.13%, 09/06/29	175,000	177,970
3.45%, 03/25/30	250,000	277,050
1.65%, 06/01/30	300,000	290,931
2.00%, 03/05/31	175,000	174,704
1.38%, 03/15/31	100,000	94,479
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	250,000	255,610
CommonSpirit Health
3.35%, 10/01/29 (a)	145,000	154,212
2.78%, 10/01/30 (a)	125,000	128,268
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	240,337
4.85%, 11/01/28 (a)	175,000	201,717
8.25%, 09/15/30	125,000	178,134
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	125,000	134,785
3.60%, 02/15/28 (a)	100,000	108,007
4.65%, 11/15/28 (a)	125,000	143,519
3.15%, 08/01/29 (a)	75,000	79,030
2.88%, 05/01/30 (a)	125,000	128,300
2.25%, 08/01/31 (a)	200,000	195,830
CVS Health Corp.
3.63%, 04/01/27 (a)	100,000	108,501
6.25%, 06/01/27	300,000	363,114
1.30%, 08/21/27 (a)	300,000	291,498
4.30%, 03/25/28 (a)	932,000	1,047,065
3.25%, 08/15/29 (a)	350,000	373,317
3.75%, 04/01/30 (a)	350,000	384,583
1.75%, 08/21/30 (a)	275,000	262,713
1.88%, 02/28/31 (a)	50,000	48,038
2.13%, 09/15/31 (a)	200,000	196,154
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	175,000	185,117
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	200,000	206,714

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	223,868
2.00%, 04/29/30 (a)	300,000	296,694
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	112,566
Eli Lilly & Co.
3.10%, 05/15/27 (a)	125,000	133,659
3.38%, 03/15/29 (a)	200,000	219,674
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	107,326
2.38%, 12/01/29 (a)	125,000	128,104
2.60%, 04/15/30 (a)	200,000	207,672
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	98,672
General Mills, Inc.
3.20%, 02/10/27 (a)	100,000	106,399
4.20%, 04/17/28 (a)	275,000	307,299
2.88%, 04/15/30 (a)	125,000	130,478
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	225,000	237,238
1.20%, 10/01/27 (a)	175,000	169,356
1.65%, 10/01/30 (a)	150,000	143,969
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	275,000	299,791
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	167,757
Hasbro, Inc.
3.50%, 09/15/27 (a)	105,000	113,363
3.90%, 11/19/29 (a)	155,000	170,998
HCA, Inc.
4.50%, 02/15/27 (a)	200,000	220,966
4.13%, 06/15/29 (a)	300,000	331,131
2.38%, 07/15/31 (a)	350,000	344,834
Hershey Co.
2.45%, 11/15/29 (a)	75,000	78,035
1.70%, 06/01/30 (a)	75,000	73,426
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	99,879
1.80%, 06/11/30 (a)	200,000	196,450
Illumina, Inc.
2.55%, 03/23/31 (a)	75,000	75,257
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	129,038
JM Smucker Co.
3.38%, 12/15/27 (a)	75,000	80,798
2.38%, 03/15/30 (a)	100,000	100,423
Johnson & Johnson
2.95%, 03/03/27 (a)	150,000	160,692
0.95%, 09/01/27 (a)	425,000	415,858
2.90%, 01/15/28 (a)	300,000	320,310
6.95%, 09/01/29	87,000	119,247
1.30%, 09/01/30 (a)	375,000	361,504
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	125,000	133,320
Kellogg Co.
3.40%, 11/15/27 (a)	200,000	215,764
4.30%, 05/15/28 (a)	75,000	84,871
2.10%, 06/01/30 (a)	100,000	98,215
7.45%, 04/01/31	100,000	141,091
Keurig Dr Pepper, Inc.
3.43%, 06/15/27 (a)	75,000	80,474
4.60%, 05/25/28 (a)	650,000	740,441
3.20%, 05/01/30 (a)	100,000	105,896
2.25%, 03/15/31 (a)	75,000	74,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	194,086
3.95%, 11/01/28 (a)	50,000	56,579
3.20%, 04/25/29 (a)	135,000	145,760
3.10%, 03/26/30 (a)	250,000	269,997
2.00%, 11/02/31 (a)	100,000	99,795
Kroger Co.
3.70%, 08/01/27 (a)	350,000	381,647
4.50%, 01/15/29 (a)	125,000	143,925
2.20%, 05/01/30 (a)	100,000	99,695
1.70%, 01/15/31 (a)	150,000	142,655
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	125,000	135,579
2.95%, 12/01/29 (a)	350,000	364,745
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	225,000	243,416
2.50%, 04/15/30 (a)	150,000	151,845
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	27,579
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	85,000	91,865
Merck & Co., Inc.
1.70%, 06/10/27 (a)	100,000	100,711
3.40%, 03/07/29 (a)	350,000	381,843
1.45%, 06/24/30 (a)	250,000	239,392
2.15%, 12/10/31 (a)	400,000	401,308
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	94,074
Mercy Health
4.30%, 07/01/28 (a)	50,000	56,345
Mondelez International, Inc.
4.13%, 05/07/28 (a)	125,000	143,110
2.75%, 04/13/30 (a)	175,000	181,492
1.50%, 02/04/31 (a)	250,000	234,402
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	112,141
Novartis Capital Corp.
2.00%, 02/14/27 (a)	150,000	152,871
3.10%, 05/17/27 (a)	175,000	187,357
2.20%, 08/14/30 (a)	375,000	381,064
PepsiCo, Inc.
2.63%, 03/19/27 (a)	100,000	105,042
3.00%, 10/15/27 (a)	300,000	322,503
2.63%, 07/29/29 (a)	250,000	263,117
2.75%, 03/19/30 (a)	150,000	158,661
1.63%, 05/01/30 (a)	200,000	195,010
1.40%, 02/25/31 (a)	150,000	143,364
1.95%, 10/21/31 (a)	275,000	275,324
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	225,000	239,652
2.25%, 09/15/31 (a)	175,000	170,719
Pfizer, Inc.
3.00%, 12/15/26	300,000	323,358
3.60%, 09/15/28 (a)	200,000	222,612
3.45%, 03/15/29 (a)	350,000	386,256
2.63%, 04/01/30 (a)	200,000	210,296
1.70%, 05/28/30 (a)	175,000	171,372
1.75%, 08/18/31 (a)	125,000	122,424
Pharmacia LLC
6.60%, 12/01/28	100,000	129,971
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	57,000	60,858
3.13%, 03/02/28 (a)	100,000	106,058
3.38%, 08/15/29 (a)	125,000	134,958

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 05/01/30 (a)	200,000	196,698
1.75%, 11/01/30 (a)	125,000	119,163
Procter & Gamble Co.
2.80%, 03/25/27	100,000	106,134
2.85%, 08/11/27	125,000	133,668
3.00%, 03/25/30	325,000	353,480
1.20%, 10/29/30	325,000	307,957
1.95%, 04/23/31	175,000	176,776
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	125,000	129,179
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	350,000	395,857
2.95%, 06/30/30 (a)	150,000	156,549
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	200,000	189,394
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	172,154
2.20%, 09/02/30 (a)	150,000	145,487
2.15%, 09/02/31 (a)	150,000	143,267
Rush Obligated Group
3.92%, 11/15/29 (a)	75,000	84,013
Sanofi
3.63%, 06/19/28 (a)	175,000	197,059
Smith & Nephew PLC
2.03%, 10/14/30 (a)	200,000	193,452
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	109,857
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	54,391
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	151,977
Stryker Corp.
3.65%, 03/07/28 (a)	250,000	272,127
1.95%, 06/15/30 (a)	125,000	122,281
Sutter Health
2.29%, 08/15/30 (a)	175,000	175,166
Sysco Corp.
3.25%, 07/15/27 (a)	125,000	132,925
2.40%, 02/15/30 (a)	90,000	90,379
5.95%, 04/01/30 (a)	175,000	218,974
2.45%, 12/14/31 (a)	100,000	100,320
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	500,000	587,635
2.05%, 03/31/30 (a)	500,000	488,025
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	150,000	149,247
2.60%, 10/01/29 (a)	50,000	51,931
2.00%, 10/15/31 (a)	250,000	246,632
Toledo Hospital
5.33%, 11/15/28	50,000	56,393
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	250,000	269,600
4.35%, 03/01/29 (a)	350,000	396,623
Unilever Capital Corp.
2.90%, 05/05/27 (a)	200,000	212,338
3.50%, 03/22/28 (a)	200,000	219,072
2.13%, 09/06/29 (a)	200,000	201,796
1.38%, 09/14/30 (a)	200,000	189,528
1.75%, 08/12/31 (a)	200,000	194,732
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(b)	175,000	174,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	201,890
2.70%, 06/22/30 (a)	250,000	251,175
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	103,982
2.40%, 05/15/31 (a)	75,000	75,279
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	150,000	161,679
2.60%, 11/24/31 (a)	150,000	151,090
Zoetis, Inc.
3.00%, 09/12/27 (a)	125,000	132,295
3.90%, 08/20/28 (a)	100,000	111,313
2.00%, 05/15/30 (a)	100,000	98,618
		52,138,069
Energy 6.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	300,000	320,169
3.14%, 11/07/29 (a)	50,000	52,878
4.49%, 05/01/30 (a)	75,000	86,432
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	82,319
4.80%, 05/03/29 (a)	50,000	56,148
3.40%, 02/15/31 (a)	100,000	103,298
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	150,000	158,504
3.54%, 04/06/27 (a)	100,000	108,257
3.59%, 04/14/27 (a)	92,000	99,584
3.94%, 09/21/28 (a)	250,000	277,730
4.23%, 11/06/28 (a)	425,000	481,920
3.63%, 04/06/30 (a)	225,000	248,274
1.75%, 08/10/30 (a)	200,000	192,930
BP Capital Markets PLC
3.28%, 09/19/27 (a)	243,000	261,638
Burlington Resources LLC
7.20%, 08/15/31	100,000	141,000
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	215,106
2.95%, 07/15/30 (a)	75,000	76,757
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	175,000	191,093
4.40%, 04/15/29 (a)	125,000	138,438
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	282,832
3.70%, 11/15/29 (a)	275,000	294,475
Chevron Corp.
2.00%, 05/11/27 (a)	150,000	152,691
2.24%, 05/11/30 (a)	275,000	279,273
Chevron USA, Inc.
1.02%, 08/12/27 (a)	100,000	96,562
3.85%, 01/15/28 (a)	75,000	83,393
3.25%, 10/15/29 (a)	125,000	135,848
Conoco Funding Co.
7.25%, 10/15/31	200,000	282,510
ConocoPhillips Co.
3.75%, 10/01/27 (a)	175,000	191,565
4.30%, 08/15/28 (a)(b)	300,000	337,758
6.95%, 04/15/29	250,000	329,025
2.40%, 02/15/31 (a)(b)	100,000	100,779
Continental Resources, Inc.
4.38%, 01/15/28 (a)	125,000	135,363
Coterra Energy, Inc.
3.90%, 05/15/27 (a)(b)	115,000	123,972
4.38%, 03/15/29 (a)(b)	95,000	107,012

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Devon Energy Corp.
5.25%, 10/15/27 (a)	50,000	52,971
5.88%, 06/15/28 (a)(b)	54,000	58,883
4.50%, 01/15/30 (a)	155,000	167,312
7.88%, 09/30/31	100,000	141,620
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	158,358
3.50%, 12/01/29 (a)	225,000	238,666
3.13%, 03/24/31 (a)	125,000	128,998
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(b)	100,000	103,384
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	200,000	216,370
4.95%, 05/15/28 (a)	100,000	111,297
4.15%, 09/15/29 (a)	185,000	199,010
Enbridge, Inc.
3.70%, 07/15/27 (a)	125,000	135,168
3.13%, 11/15/29 (a)	175,000	183,731
Energy Transfer Operating LP
4.20%, 04/15/27 (a)	215,000	232,931
5.50%, 06/01/27 (a)	150,000	171,537
4.95%, 06/15/28 (a)	175,000	197,494
5.25%, 04/15/29 (a)	375,000	431,122
3.75%, 05/15/30 (a)	300,000	319,101
Eni USA, Inc.
7.30%, 11/15/27	50,000	63,528
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	100,000	109,393
4.15%, 10/16/28 (a)	175,000	196,542
3.13%, 07/31/29 (a)	235,000	249,756
2.80%, 01/31/30 (a)	225,000	234,920
5.25%, 08/16/77 (a)(c)	225,000	230,746
5.38%, 02/15/78 (a)(c)	50,000	50,379
EOG Resources, Inc.
4.38%, 04/15/30 (a)	125,000	144,586
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	200,000	215,878
2.44%, 08/16/29 (a)	300,000	307,881
3.48%, 03/19/30 (a)	350,000	384,566
2.61%, 10/15/30 (a)	325,000	337,483
Halliburton Co.
2.92%, 03/01/30 (a)	175,000	180,992
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	100,000	98,788
Hess Corp.
4.30%, 04/01/27 (a)	150,000	163,779
7.88%, 10/01/29	130,000	175,126
7.30%, 08/15/31	125,000	167,319
HollyFrontier Corp.
4.50%, 10/01/30 (a)	50,000	54,107
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	275,000	306,380
2.00%, 02/15/31 (a)	150,000	143,205
7.80%, 08/01/31	200,000	284,354
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	105,262
Marathon Oil Corp.
4.40%, 07/15/27 (a)	375,000	411,697
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	130,000	140,031
MPLX LP
4.13%, 03/01/27 (a)	200,000	218,990
4.25%, 12/01/27 (a)	175,000	194,082
4.00%, 03/15/28 (a)	200,000	217,506
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/29 (a)	125,000	142,999
2.65%, 08/15/30 (a)	250,000	249,897
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	106,475
4.75%, 09/01/28 (a)	75,000	82,787
2.95%, 03/01/31 (a)	50,000	50,265
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	140,000	152,617
NOV, Inc.
3.60%, 12/01/29 (a)	110,000	115,411
ONEOK, Inc.
4.00%, 07/13/27 (a)	175,000	189,525
4.55%, 07/15/28 (a)	175,000	193,790
4.35%, 03/15/29 (a)	125,000	137,239
3.40%, 09/01/29 (a)	125,000	129,655
3.10%, 03/15/30 (a)	225,000	229,783
6.35%, 01/15/31 (a)	105,000	132,466
Ovintiv, Inc.
8.13%, 09/15/30	100,000	133,811
7.20%, 11/01/31	150,000	195,453
7.38%, 11/01/31	50,000	65,908
Phillips 66
3.90%, 03/15/28 (a)	150,000	162,725
2.15%, 12/15/30 (a)	150,000	144,531
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	75,000	80,717
3.15%, 12/15/29 (a)	125,000	129,610
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	150,000	142,617
2.15%, 01/15/31 (a)	225,000	217,548
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	175,000	182,185
3.80%, 09/15/30 (a)	225,000	237,199
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	270,000	303,928
4.20%, 03/15/28 (a)	395,000	433,789
4.50%, 05/15/30 (a)	325,000	367,806
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	200,000	205,008
Shell International Finance BV
3.88%, 11/13/28 (a)	650,000	727,850
2.38%, 11/07/29 (a)	240,000	245,736
2.75%, 04/06/30 (a)	400,000	418,876
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	175,000	188,183
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	54,851
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	150,000	186,375
7.00%, 10/15/28	50,000	64,056
Tosco Corp.
8.13%, 02/15/30	50,000	70,425
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	275,000	299,417
2.83%, 01/10/30 (a)	210,000	220,882
TotalEnergies Capital S.A.
3.88%, 10/11/28	175,000	195,657
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	225,000	251,354
4.10%, 04/15/30 (a)	200,000	223,352
2.50%, 10/12/31 (a)	200,000	198,972

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	109,704
3.25%, 05/15/30 (a)	50,000	52,762
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	99,932
4.35%, 06/01/28 (a)	150,000	165,514
4.00%, 04/01/29 (a)	175,000	190,909
Valero Energy Partners LP
4.50%, 03/15/28 (a)	250,000	277,305
Williams Cos., Inc.
3.75%, 06/15/27 (a)	150,000	162,156
3.50%, 11/15/30 (a)	325,000	347,405
2.60%, 03/15/31 (a)	350,000	349,293
		24,877,472
Industrial Other 0.2%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	164,434
Emory University
2.14%, 09/01/30 (a)	75,000	76,076
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	99,001
Quanta Services, Inc.
2.90%, 10/01/30 (a)	175,000	178,894
Steelcase, Inc.
5.13%, 01/18/29 (a)	75,000	85,216
Yale University
1.48%, 04/15/30 (a)	100,000	97,659
		701,280
Technology 10.6%
Adobe, Inc.
2.15%, 02/01/27 (a)	150,000	154,347
2.30%, 02/01/30 (a)	225,000	230,155
Alphabet, Inc.
0.80%, 08/15/27 (a)	200,000	192,908
1.10%, 08/15/30 (a)	400,000	377,212
Amdocs Ltd.
2.54%, 06/15/30 (a)	125,000	124,455
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	109,188
1.70%, 10/01/28 (a)	100,000	99,472
2.10%, 10/01/31 (a)	175,000	175,425
Apple Inc.
3.35%, 02/09/27 (a)	450,000	489,208
3.20%, 05/11/27 (a)	600,000	647,580
3.00%, 06/20/27 (a)	200,000	214,544
2.90%, 09/12/27 (a)	450,000	480,019
3.00%, 11/13/27 (a)	225,000	241,751
1.20%, 02/08/28 (a)	400,000	388,824
1.40%, 08/05/28 (a)	400,000	391,988
2.20%, 09/11/29 (a)	375,000	384,120
1.65%, 05/11/30 (a)	525,000	513,439
1.25%, 08/20/30 (a)	275,000	259,971
1.65%, 02/08/31 (a)	200,000	195,066
1.70%, 08/05/31 (a)	250,000	244,235
Applied Materials, Inc.
3.30%, 04/01/27 (a)	575,000	621,126
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	81,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	107,626
2.85%, 01/15/30 (a)	60,000	62,170
2.40%, 12/15/31 (a)	200,000	199,818
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	199,708
1.25%, 09/01/30 (a)	325,000	307,310
Avnet, Inc.
3.00%, 05/15/31 (a)	200,000	198,082
Baidu, Inc.
3.63%, 07/06/27	200,000	214,832
4.88%, 11/14/28 (a)	50,000	57,395
3.43%, 04/07/30 (a)	200,000	210,160
2.38%, 10/09/30 (a)	200,000	194,602
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	542,445
3.50%, 01/15/28 (a)	200,000	213,828
Broadcom, Inc.
1.95%, 02/15/28 (a)(b)	100,000	98,584
4.11%, 09/15/28 (a)	350,000	384,307
4.75%, 04/15/29 (a)	310,000	353,279
5.00%, 04/15/30 (a)	550,000	640,541
4.15%, 11/15/30 (a)	475,000	527,283
2.45%, 02/15/31 (a)(b)	450,000	440,307
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	103,374
2.60%, 05/01/31 (a)	200,000	202,064
CA, Inc.
4.70%, 03/15/27 (a)	75,000	82,217
CDW LLC
4.25%, 04/01/28 (a)	100,000	103,672
3.25%, 02/15/29 (a)	200,000	202,074
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (a)	100,000	102,611
3.57%, 12/01/31 (a)	150,000	156,293
CGI, Inc.
2.30%, 09/14/31 (a)(b)	150,000	144,570
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	108,544
3.30%, 03/01/30 (a)	150,000	152,319
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	50,000	59,945
5.30%, 10/01/29 (a)	330,000	388,106
6.20%, 07/15/30 (a)	100,000	126,540
Dell, Inc.
7.10%, 04/15/28	150,000	187,465
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	98,161
Equifax, Inc.
3.10%, 05/15/30 (a)	100,000	104,953
2.35%, 09/15/31 (a)	200,000	197,546
Equinix, Inc.
1.80%, 07/15/27 (a)	150,000	148,163
1.55%, 03/15/28 (a)	100,000	96,373
3.20%, 11/18/29 (a)	150,000	157,776
2.15%, 07/15/30 (a)	250,000	243,220
2.50%, 05/15/31 (a)	350,000	350,784
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	275,000	300,011
2.25%, 03/01/31 (a)	100,000	97,962
Fiserv, Inc.
2.25%, 06/01/27 (a)	175,000	178,164
4.20%, 10/01/28 (a)	175,000	196,273

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 07/01/29 (a)	775,000	834,101
2.65%, 06/01/30 (a)	175,000	177,800
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	170,732
4.88%, 05/12/30 (a)	150,000	171,140
Global Payments, Inc.
2.15%, 01/15/27 (a)	125,000	125,701
4.45%, 06/01/28 (a)	50,000	55,803
3.20%, 08/15/29 (a)	280,000	291,746
2.90%, 05/15/30 (a)	250,000	254,835
2.90%, 11/15/31 (a)	225,000	228,841
HP, Inc.
3.00%, 06/17/27 (a)	50,000	52,664
3.40%, 06/17/30 (a)	150,000	158,640
2.65%, 06/17/31 (a)(b)	375,000	370,762
Intel Corp.
3.75%, 03/25/27 (a)	175,000	192,729
3.15%, 05/11/27 (a)	175,000	187,897
2.45%, 11/15/29 (a)	300,000	310,527
3.90%, 03/25/30 (a)	275,000	312,738
2.00%, 08/12/31 (a)	300,000	298,410
International Business Machines Corp.
3.30%, 01/27/27	100,000	107,410
1.70%, 05/15/27 (a)	250,000	249,380
6.22%, 08/01/27	50,000	61,338
6.50%, 01/15/28	135,000	170,321
3.50%, 05/15/29	525,000	570,754
1.95%, 05/15/30 (a)	200,000	195,686
Intuit, Inc.
1.35%, 07/15/27 (a)	200,000	196,134
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	109,306
3.60%, 01/15/30 (a)	60,000	65,081
3.00%, 01/15/31 (a)	125,000	128,786
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	108,465
2.00%, 12/10/30 (a)	200,000	189,578
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	175,000	197,550
3.00%, 10/30/29 (a)	75,000	78,133
KLA Corp.
4.10%, 03/15/29 (a)	150,000	169,836
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)(b)	125,000	121,194
3.15%, 10/15/31 (a)(b)	150,000	145,361
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	168,480
1.90%, 06/15/30 (a)	175,000	172,205
Leidos, Inc.
4.38%, 05/15/30 (a)	325,000	362,791
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	125,000	127,015
4.88%, 06/22/28 (a)	50,000	57,208
2.95%, 04/15/31 (a)	150,000	153,614
Mastercard, Inc.
3.30%, 03/26/27 (a)	250,000	270,525
3.50%, 02/26/28 (a)	150,000	164,492
2.95%, 06/01/29 (a)	275,000	294,503
3.35%, 03/26/30 (a)	300,000	330,279
1.90%, 03/15/31 (a)	100,000	100,041
2.00%, 11/18/31 (a)	150,000	149,666
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	90,000	97,214
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Micron Technology, Inc.
4.19%, 02/15/27 (a)	176,000	193,303
5.33%, 02/06/29 (a)	125,000	147,615
4.66%, 02/15/30 (a)	175,000	201,362
Microsoft Corp.
3.30%, 02/06/27 (a)	675,000	735,277
Moody's Corp.
3.25%, 01/15/28 (a)	225,000	241,657
4.25%, 02/01/29 (a)	50,000	56,662
2.00%, 08/19/31 (a)	100,000	97,475
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	300,000	339,114
4.60%, 05/23/29 (a)	25,000	28,575
2.30%, 11/15/30 (a)	375,000	364,624
2.75%, 05/24/31 (a)	100,000	100,343
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	153,968
2.70%, 06/22/30 (a)	275,000	276,958
NVIDIA Corp.
1.55%, 06/15/28 (a)	100,000	98,807
2.85%, 04/01/30 (a)	300,000	318,672
2.00%, 06/15/31 (a)	225,000	223,771
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)(b)	200,000	240,092
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)(b)	175,000	196,425
3.40%, 05/01/30 (a)(b)	250,000	266,792
2.50%, 05/11/31 (a)(b)	50,000	50,155
Oracle Corp.
2.80%, 04/01/27 (a)	350,000	361,294
3.25%, 11/15/27 (a)	400,000	422,548
2.30%, 03/25/28 (a)	400,000	398,652
2.95%, 04/01/30 (a)	600,000	607,110
3.25%, 05/15/30 (a)	100,000	103,490
2.88%, 03/25/31 (a)	650,000	654,049
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	225,000	237,220
2.30%, 06/01/30 (a)	225,000	228,546
Qorvo, Inc.
4.38%, 10/15/29 (a)	175,000	187,023
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	335,000	361,907
1.30%, 05/20/28 (a)	150,000	145,434
2.15%, 05/20/30 (a)	425,000	429,080
RELX Capital, Inc.
4.00%, 03/18/29 (a)	260,000	288,553
3.00%, 05/22/30 (a)	100,000	105,102
S&P Global, Inc.
2.95%, 01/22/27 (a)	50,000	52,913
2.50%, 12/01/29 (a)	200,000	207,056
1.25%, 08/15/30 (a)	225,000	210,384
salesforce.com, Inc.
3.70%, 04/11/28 (a)	450,000	499,585
1.50%, 07/15/28 (a)	225,000	222,478
1.95%, 07/15/31 (a)	275,000	272,530
ServiceNow, Inc.
1.40%, 09/01/30 (a)	425,000	396,784
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	100,000	100,771
TD SYNNEX Corp.
2.38%, 08/09/28 (a)(b)	100,000	97,128
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	125,000	125,630

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	150,000	153,648
1.75%, 05/04/30 (a)	125,000	122,826
1.90%, 09/15/31 (a)	150,000	148,283
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	170,978
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	250,000	253,335
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	75,000	80,151
VeriSign, Inc.
4.75%, 07/15/27 (a)	50,000	52,176
2.70%, 06/15/31 (a)	150,000	151,092
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	167,340
Visa, Inc.
1.90%, 04/15/27 (a)	250,000	254,310
0.75%, 08/15/27 (a)	50,000	48,124
2.75%, 09/15/27 (a)	125,000	132,296
2.05%, 04/15/30 (a)	250,000	252,912
1.10%, 02/15/31 (a)	200,000	186,910
VMware, Inc.
4.65%, 05/15/27 (a)	100,000	112,934
3.90%, 08/21/27 (a)	175,000	191,298
1.80%, 08/15/28 (a)	150,000	146,147
4.70%, 05/15/30 (a)	125,000	145,579
2.20%, 08/15/31 (a)	300,000	295,056
Western Union Co.
2.75%, 03/15/31 (a)	150,000	148,623
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	101,439
		39,727,614
Transportation 1.9%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	110,922	113,952
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	95,234	96,835
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	95,563	96,105
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	38,592	38,659
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	78,125	81,432
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	81,057	82,629
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	91,000	98,713
Canadian National Railway Co.
6.90%, 07/15/28	210,000	273,802
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	150,000	150,728
4.00%, 06/01/28 (a)	100,000	111,591
2.05%, 03/05/30 (a)	125,000	123,564
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	146,337
CSX Corp.
3.25%, 06/01/27 (a)	150,000	161,015
3.80%, 03/01/28 (a)	150,000	165,039
4.25%, 03/15/29 (a)	150,000	169,702
2.40%, 02/15/30 (a)	100,000	101,769
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	136,546	134,415
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	81,084
4.20%, 10/17/28 (a)	75,000	84,749
3.10%, 08/05/29 (a)	170,000	179,841
4.25%, 05/15/30 (a)	300,000	341,460
2.40%, 05/15/31 (a)	175,000	175,553
GXO Logistics, Inc.
2.65%, 07/15/31 (a)(b)	100,000	98,900
Kansas City Southern
2.88%, 11/15/29 (a)	75,000	77,925
Kirby Corp.
4.20%, 03/01/28 (a)	105,000	113,358
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	106,369
3.80%, 08/01/28 (a)	225,000	248,584
2.55%, 11/01/29 (a)	125,000	128,618
2.30%, 05/15/31 (a)	100,000	100,784
Southwest Airlines Co.
5.13%, 06/15/27 (a)	350,000	401,142
3.45%, 11/16/27 (a)	25,000	26,746
2.63%, 02/10/30 (a)	160,000	160,205
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	49,485	51,577
Union Pacific Corp.
2.15%, 02/05/27 (a)	175,000	179,942
3.95%, 09/10/28 (a)	250,000	280,835
6.63%, 02/01/29	50,000	65,011
3.70%, 03/01/29 (a)	100,000	110,906
2.40%, 02/05/30 (a)	75,000	76,763
2.38%, 05/20/31 (a)	350,000	357,833
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	118,340	121,526
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	78,855	80,411
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	171,736	179,749
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	474,233	519,204
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	175,000	188,792
3.40%, 03/15/29 (a)	125,000	136,806
2.50%, 09/01/29 (a)	75,000	77,843
4.45%, 04/01/30 (a)	150,000	176,890
		7,075,693
		214,983,410

Utility 7.1%
Electric 6.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	109,937
2.10%, 07/01/30 (a)	175,000	168,780
AES Corp.
2.45%, 01/15/31 (a)	150,000	146,635
Alabama Power Co.
1.45%, 09/15/30 (a)	50,000	47,125
Ameren Corp.
1.95%, 03/15/27 (a)	100,000	100,430
1.75%, 03/15/28 (a)	150,000	145,513
3.50%, 01/15/31 (a)	200,000	216,616
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	38,693
1.55%, 11/15/30 (a)	100,000	94,836

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	106,049
4.30%, 12/01/28 (a)	125,000	139,844
2.30%, 03/01/30 (a)	150,000	147,675
3.88%, 02/15/62 (a)(c)	100,000	101,530
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	80,275
2.70%, 04/01/31 (a)	175,000	179,179
Arizona Public Service Co.
2.95%, 09/15/27 (a)	50,000	52,621
2.60%, 08/15/29 (a)	75,000	76,556
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	100,000	100,683
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	54,681
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	150,000	150,697
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	134,192
3.70%, 07/15/30 (a)	100,000	111,090
1.65%, 05/15/31 (a)	125,000	118,736
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	104,611
3.05%, 10/15/29 (a)	75,000	78,518
2.50%, 06/15/30 (a)	100,000	99,408
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	75,000	76,495
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	150,000	167,580
2.95%, 03/01/30 (a)	105,000	108,555
2.65%, 06/01/31 (a)	100,000	101,252
CMS Energy Corp.
3.45%, 08/15/27 (a)	25,000	26,897
4.75%, 06/01/50 (a)(c)	100,000	108,910
3.75%, 12/01/50 (a)(c)	75,000	74,006
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	105,973
3.70%, 08/15/28 (a)	25,000	27,501
2.20%, 03/01/30 (a)	110,000	110,330
Connecticut Light and Power Co.
3.20%, 03/15/27 (a)	50,000	53,411
2.05%, 07/01/31 (a)	200,000	197,954
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	169,000	178,527
3.80%, 05/15/28 (a)	25,000	27,556
4.00%, 12/01/28 (a)	33,000	37,006
3.35%, 04/01/30 (a)	150,000	161,511
2.40%, 06/15/31 (a)	175,000	176,340
Consumers Energy Co.
3.80%, 11/15/28 (a)	75,000	83,550
Dominion Energy, Inc.
3.60%, 03/15/27 (a)	100,000	107,835
4.25%, 06/01/28 (a)	135,000	151,116
3.38%, 04/01/30 (a)	225,000	239,861
2.25%, 08/15/31 (a)	250,000	245,080
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	149,193
2.25%, 03/01/30 (a)	50,000	50,267
2.63%, 03/01/31 (a)	100,000	103,396
DTE Energy Co.
3.40%, 06/15/29 (a)	225,000	238,385
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	100,000	106,022
3.95%, 11/15/28 (a)	50,000	55,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 12/01/28	50,000	61,839
2.45%, 08/15/29 (a)	125,000	127,927
2.45%, 02/01/30 (a)	150,000	152,307
2.55%, 04/15/31 (a)	100,000	102,528
Duke Energy Corp.
3.15%, 08/15/27 (a)	150,000	158,652
3.40%, 06/15/29 (a)	110,000	117,168
2.45%, 06/01/30 (a)	225,000	224,165
2.55%, 06/15/31 (a)	300,000	300,240
3.25%, 01/15/82 (a)(c)	100,000	97,726
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	106,650
3.80%, 07/15/28 (a)	125,000	137,965
2.50%, 12/01/29 (a)	100,000	102,429
1.75%, 06/15/30 (a)	100,000	96,285
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	75,000	74,027
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	82,402
3.45%, 03/15/29 (a)	200,000	216,482
2.00%, 08/15/31 (a)	150,000	146,776
Edison International
5.75%, 06/15/27 (a)	100,000	114,423
4.13%, 03/15/28 (a)	100,000	106,241
Emera US Finance LP
2.64%, 06/15/31 (a)	100,000	99,304
Enel Chile S.A.
4.88%, 06/12/28 (a)	245,000	270,926
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	147,136
2.80%, 06/15/30 (a)	150,000	152,205
2.40%, 06/15/31 (a)	200,000	197,752
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	90,000	95,152
3.25%, 04/01/28 (a)	100,000	106,483
1.60%, 12/15/30 (a)	150,000	141,700
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	52,334
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	83,008
1.75%, 03/15/31 (a)	50,000	47,088
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	200,000	199,678
Evergy, Inc.
2.90%, 09/15/29 (a)	175,000	179,947
Eversource Energy
4.25%, 04/01/29 (a)	150,000	167,554
1.65%, 08/15/30 (a)	100,000	93,713
2.55%, 03/15/31 (a)	50,000	50,294
Exelon Corp.
4.05%, 04/15/30 (a)	225,000	250,947
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	79,438
2.65%, 09/15/29 (a)	95,000	96,797
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	53,703
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	55,331
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	55,803
3.60%, 04/01/29 (a)	100,000	108,871
2.30%, 06/01/30 (a)	100,000	99,655

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	109,800
ITC Holdings Corp.
3.35%, 11/15/27 (a)	105,000	111,503
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	106,631
3.65%, 04/15/29 (a)	325,000	358,478
Mississippi Power Co.
3.95%, 03/30/28 (a)	100,000	109,746
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	175,000	185,309
3.40%, 02/07/28 (a)	50,000	53,972
3.90%, 11/01/28 (a)	80,000	89,019
3.70%, 03/15/29 (a)	150,000	164,779
2.40%, 03/15/30 (a)	75,000	75,871
1.65%, 06/15/31 (a)	100,000	94,635
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	110,039
2.40%, 05/01/30 (a)	25,000	25,223
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	200,000	201,274
3.55%, 05/01/27 (a)	500,000	542,925
1.90%, 06/15/28 (a)	300,000	297,879
3.50%, 04/01/29 (a)	125,000	134,715
2.75%, 11/01/29 (a)	175,000	180,841
2.25%, 06/01/30 (a)	350,000	349,328
4.80%, 12/01/77 (a)(c)	50,000	53,557
5.65%, 05/01/79 (a)(c)	50,000	56,863
3.80%, 03/15/82 (a)(c)	100,000	101,660
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	50,444
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	267,382
3.25%, 05/15/29 (a)	100,000	107,503
3.95%, 04/01/30 (a)	25,000	28,209
1.95%, 08/15/31 (a)	100,000	97,630
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	77,221
1.63%, 01/15/31 (a)	100,000	94,332
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	27,509
3.30%, 03/15/30 (a)	80,000	85,515
3.25%, 04/01/30 (a)	50,000	53,279
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	137,724
2.75%, 05/15/30 (a)	100,000	104,288
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	200,000	193,616
3.30%, 12/01/27 (a)	300,000	305,508
3.00%, 06/15/28 (a)	125,000	125,504
3.75%, 07/01/28	178,000	185,373
4.65%, 08/01/28 (a)	150,000	162,693
4.55%, 07/01/30 (a)	650,000	705,555
2.50%, 02/01/31 (a)	325,000	309,936
3.25%, 06/01/31 (a)	125,000	125,706
PacifiCorp
3.50%, 06/15/29 (a)	150,000	163,071
2.70%, 09/15/30 (a)	100,000	103,298
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	85,047
Progress Energy, Inc.
7.75%, 03/01/31	100,000	139,738
7.00%, 10/30/31	100,000	135,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	165,090
1.90%, 01/15/31 (a)	75,000	73,346
1.88%, 06/15/31 (a)	150,000	146,304
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	50,000	52,944
3.65%, 09/01/28 (a)	50,000	55,011
3.20%, 05/15/29 (a)	100,000	107,849
2.45%, 01/15/30 (a)	120,000	122,584
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	225,000	208,894
2.45%, 11/15/31 (a)	150,000	148,908
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	98,546
4.10%, 06/15/30 (a)	100,000	108,514
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	96,033
Southern California Edison Co.
3.65%, 03/01/28 (a)	75,000	81,090
4.20%, 03/01/29 (a)	100,000	111,776
6.65%, 04/01/29	50,000	61,229
2.85%, 08/01/29 (a)	50,000	51,800
2.25%, 06/01/30 (a)	125,000	123,859
2.50%, 06/01/31 (a)	75,000	75,495
Southern Co.
3.70%, 04/30/30 (a)	200,000	217,624
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	175,000	193,938
Tampa Electric Co.
2.40%, 03/15/31 (a)	75,000	75,911
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	75,000	70,355
Union Electric Co.
2.95%, 06/15/27 (a)	100,000	105,528
3.50%, 03/15/29 (a)	75,000	81,637
2.95%, 03/15/30 (a)	25,000	26,370
Virginia Electric and Power Co.
3.50%, 03/15/27 (a)	100,000	108,160
3.80%, 04/01/28 (a)	150,000	164,539
2.88%, 07/15/29 (a)	100,000	105,580
2.30%, 11/15/31 (a)	150,000	151,443
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	96,594
2.20%, 12/15/28 (a)	100,000	100,040
1.80%, 10/15/30 (a)	50,000	47,242
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	50,000	52,704
1.95%, 09/16/31 (a)	75,000	73,556
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	50,000	53,385
1.75%, 03/15/27 (a)	100,000	99,375
4.00%, 06/15/28 (a)	150,000	165,634
2.60%, 12/01/29 (a)	100,000	102,227
3.40%, 06/01/30 (a)	100,000	107,744
		23,060,912
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	79,576
2.63%, 09/15/29 (a)	50,000	51,683
1.50%, 01/15/31 (a)	100,000	93,893
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	54,897
1.75%, 10/01/30 (a)	150,000	142,630

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NiSource, Inc.
3.49%, 05/15/27 (a)	125,000	134,489
2.95%, 09/01/29 (a)	150,000	155,209
3.60%, 05/01/30 (a)	275,000	297,487
1.70%, 02/15/31 (a)	150,000	140,578
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	48,852
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	160,000	171,378
2.50%, 03/15/31 (a)	75,000	74,927
Sempra Energy
3.25%, 06/15/27 (a)	125,000	132,274
3.40%, 02/01/28 (a)	275,000	293,106
4.13%, 04/01/52 (a)(c)	100,000	101,124
Southern California Gas Co.
2.55%, 02/01/30 (a)	50,000	51,416
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	200,000	188,044
Southwest Gas Corp.
2.20%, 06/15/30 (a)	150,000	147,589
		2,359,152
Utility Other 0.3%
American Water Capital Corp.
2.95%, 09/01/27 (a)	160,000	169,229
3.75%, 09/01/28 (a)	100,000	110,075
3.45%, 06/01/29 (a)	125,000	135,081
2.80%, 05/01/30 (a)	175,000	181,541
2.30%, 06/01/31 (a)	50,000	50,063
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	80,906
2.70%, 04/15/30 (a)	150,000	152,337
2.40%, 05/01/31 (a)	75,000	74,582
		953,814
		26,373,878
Total Corporates (Cost $375,479,413)		371,190,389

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (h)	1,720,839	1,720,839
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (h)(i)	329,214	329,214
		2,050,053
Total Short-Term Investments (Cost $2,050,053)		2,050,053
Total Investments in Securities (Cost $377,529,466)		373,240,442

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Note (CBOT), expires 03/22/22	3	391,406	(239)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,207,210 or 1.7% of net assets.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $322,089.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Variable-rate security.
(h)	The rate shown is the 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2021 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/21	FACE AMOUNT AT 12/31/21	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
TD Ameritrade Holding Corp.
3.30%, 04/01/27	$56,451	$139,574	($191,634)	$1,543	($4,660)	($1,274)	$—	$—	$2,684
2.75%, 10/01/29	27,605	—	(26,316)	2,016	(3,361)	56	—	—	502
The Charles Schwab Corp.
0.90%, 03/11/26	—	352,771	(346,137)	(6,526)	—	(108)	—	—	648
3.20%, 03/02/27	56,330	224,911	(164,089)	(2,342)	(5,632)	(2,058)	107,120	100,000	3,995
3.30%, 04/01/27	—	109,286	—	—	(1,446)	(440)	107,400	100,000	889
3.20%, 01/25/28	—	108,565	—	—	(217)	(753)	107,595	100,000	1,909
2.00%, 03/20/28	—	203,669	—	—	(700)	(291)	202,678	200,000	2,339
4.00%, 02/01/29	—	59,219	—	—	(2,014)	(1,071)	56,134	50,000	1,900
3.25%, 05/22/29	34,449	54,196	—	—	(2,240)	(295)	86,110	80,000	1,106
2.75%, 10/01/29	—	78,682	—	—	(82)	(48)	78,552	75,000	216
4.63%, 03/22/30	189,661	—	(89,375)	(141)	(9,976)	(1,221)	88,948	75,000	4,516
1.65%, 03/11/31	—	118,958	—	—	1,014	282	120,254	125,000	1,027
2.30%, 05/13/31	—	128,393	—	—	(1,918)	(138)	126,337	125,000	1,067
Total	$364,496	$1,578,224	($817,551)	($5,450)	($31,232)	($7,359)	$1,081,128		$22,798

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$371,190,389	$—	$371,190,389
Short-Term Investments[1]	2,050,053	—	—	2,050,053
Liabilities
Futures Contracts[2]	(239)	—	—	(239)
Total	$2,049,814	$371,190,389	$—	$373,240,203

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2021
Assets
Investments in securities, at value - affiliated (cost $1,081,489)		$1,081,128
Investments in securities, at value - unaffiliated (cost $376,447,977) including securities on loan of $322,089		372,159,314
Cash		96,583
Deposit with broker for futures contracts		36,250
Receivables:
Interest		2,903,413
Investments sold		2,593,516
Income from securities on loan		165
Dividends	+	32
Total assets		378,870,401
Liabilities
Collateral held for securities on loan		329,214
Payables:
Fund shares redeemed		2,586,585
Investments bought		883,903
Management fees		13,634
Variation margin on futures contracts	+	2,186
Total liabilities		3,815,522
Net assets		$375,054,879
Net Assets by Source
Capital received from investors		$380,030,586
Total distributable loss	+	(4,975,707)
Net assets		$375,054,879

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$375,054,879		7,250,000		$51.73

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2021 through December 31, 2021
Investment Income
Interest received from securities - unaffiliated		$6,998,543
Interest received from securities - affiliated		15,439
Dividends received from securities - unaffiliated		451
Securites on loan, net	+	578
Total investment income		7,015,011
Expenses
Management fees	+	173,695
Total expenses	–	173,695
Net investment income		6,841,316
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(7,765)
Net realized losses on sales of securities - unaffiliated		(748,944)
Net realized gains on sales of in-kind redemptions - affiliated		2,315
Net realized gains on sales of in-kind redemptions - unaffiliated		2,210,456
Net realized gains on futures contracts	+	12,549
Net realized gains		1,468,611
Net change in unrealized appreciation (depreciation) on securities - affiliated		(31,232)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(14,534,914)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(566)
Net change in unrealized appreciation (depreciation)	+	(14,566,712)
Net realized and unrealized losses		(13,098,101)
Decrease in net assets resulting from operations		($6,256,785)

Schwab Fixed-Income ETFs  |  Annual Report
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Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/21-12/31/21		1/1/20-12/31/20
Net investment income		$6,841,316	$3,689,710
Net realized gains		1,468,611	584,587
Net change in unrealized appreciation (depreciation)	+	(14,566,712)	9,603,720
Increase (decrease) in net assets from operations		($6,256,785)	$13,878,017
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,826,280)	($3,679,790)

TRANSACTIONS IN FUND SHARES
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,400,000	$442,848,633	2,250,000	$117,151,963
Shares redeemed	+	(4,700,000)	(245,294,686)	(900,000)	(46,916,962)
Net transactions in fund shares		3,700,000	$197,553,947	1,350,000	$70,235,001
SHARES OUTSTANDING AND NET ASSETS
	1/1/21-12/31/21			1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,550,000	$190,583,997	2,200,000	$110,150,769
Total increase	+	3,700,000	184,470,882	1,350,000	80,433,228
End of period		7,250,000	$375,054,879	3,550,000	$190,583,997

Schwab Fixed-Income ETFs  |  Annual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2021, only Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds. The value of the securities on loan and the related collateral at December 31, 2021, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to an index may occur from time to time and may not be identified by an index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

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Financial Notes (continued)

3. Risk Factors (continued):
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price

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Financial Notes (continued)

3. Risk Factors (continued):
of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.05%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Prior to December 20, 2021, the annual management fee of each fund was as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.05%	0.05%	0.05%	0.05%	0.04%	0.05%	0.05%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of December 31, 2021, as applicable:
	UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF
Schwab Target 2010 Index Fund	0.0%*	0.1%	0.3%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.4%
Schwab Target 2020 Index Fund	0.1%	0.3%	1.4%
Schwab Target 2025 Index Fund	0.1%	0.3%	2.2%
Schwab Target 2030 Index Fund	0.0%*	0.2%	2.8%
Schwab Target 2035 Index Fund	—%	0.1%	1.3%
Schwab Target 2040 Index Fund	—%	0.1%	1.3%
Schwab Target 2045 Index Fund	—%	0.0%*	0.5%
Schwab Target 2050 Index Fund	—%	0.0%*	0.4%
Schwab Target 2055 Index Fund	—%	0.0%*	0.2%
Schwab Target 2060 Index Fund	—%	0.0%*	0.2%
Schwab Target 2065 Index Fund	—%	0.0%*	0.0%*
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.4%
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	0.5%
Schwab VIT Growth Portfolio	—%	—%	0.3%

*	Less than 0.05%

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The value and variation margin for futures contracts held at December 31, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to

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Financial Notes (continued)

8. Derivatives (continued):
financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$0	0
Schwab Short-Term U.S. Treasury ETF	0	0
Schwab Intermediate-Term U.S. Treasury ETF	0	0
Schwab Long-Term U.S. Treasury ETF	0	0
Schwab U.S. Aggregate Bond ETF	0	0
Schwab 1-5 Year Corporate Bond ETF	1,589,760	13
Schwab 5-10 Year Corporate Bond ETF	526,414	4

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2021, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,466,310,761	$—	$3,466,310,761
Schwab Short-Term U.S. Treasury ETF	11,825,415,906	—	11,825,415,906
Schwab Intermediate-Term U.S. Treasury ETF	3,188,850,962	—	3,188,850,962
Schwab Long-Term U.S. Treasury ETF	110,637,216	—	110,637,216
Schwab U.S. Aggregate Bond ETF	4,500,782,997	345,878,052	4,846,661,049
Schwab 1-5 Year Corporate Bond ETF	—	83,929,749	83,929,749
Schwab 5-10 Year Corporate Bond ETF	—	69,065,248	69,065,248
	SALES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES OF OTHER LONG-TERM SECURITIES	TOTAL SALES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,767,311,030	$—	$3,767,311,030
Schwab Short-Term U.S. Treasury ETF	6,251,920,496	—	6,251,920,496
Schwab Intermediate-Term U.S. Treasury ETF	2,084,681,534	—	2,084,681,534
Schwab Long-Term U.S. Treasury ETF	59,803,915	—	59,803,915
Schwab U.S. Aggregate Bond ETF	3,810,511,149	499,168,196	4,309,679,345
Schwab 1-5 Year Corporate Bond ETF	—	66,204,922	66,204,922
Schwab 5-10 Year Corporate Bond ETF	—	38,288,389	38,288,389
*	Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.

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Financial Notes (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended December 31, 2021, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$12,203,584,735	$5,698,160,791
Schwab Short-Term U.S. Treasury ETF	1,348,472,866	5,320,660,161
Schwab Intermediate-Term U.S. Treasury ETF	1,583,856,778	2,765,103,023
Schwab Long-Term U.S. Treasury ETF	34,987,343	67,735,330
Schwab U.S. Aggregate Bond ETF	367,406,968	157,637,832
Schwab 1-5 Year Corporate Bond ETF	662,078,864	181,853,086
Schwab 5-10 Year Corporate Bond ETF	410,760,642	240,514,496
For the period ended December 31, 2021, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended December 31, 2021 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of December 31, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$20,527,226,971	$748,227,541	($16,301,304)	$731,926,237
Schwab Short-Term U.S. Treasury ETF	8,992,655,028	1,054,845	(64,210,189)	(63,155,344)
Schwab Intermediate-Term U.S. Treasury ETF	3,750,712,152	2,106,756	(54,274,327)	(52,167,571)
Schwab Long-Term U.S. Treasury ETF	102,670,252	387,180	(3,681,099)	(3,293,919)
Schwab U.S. Aggregate Bond ETF	9,006,616,837	271,807,048	(88,533,586)	183,273,462
Schwab 1-5 Year Corporate Bond ETF	612,253,947	495,320	(5,401,567)	(4,906,247)
Schwab 5-10 Year Corporate Bond ETF	377,543,697	1,286,052	(5,589,546)	(4,303,494)
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS	TOTAL
Schwab U.S. TIPS ETF	$5,250,707	$731,926,237	($42,334,833)	$694,842,111
Schwab Short-Term U.S. Treasury ETF	95,615	(63,155,344)	(6,843,877)	(69,903,606)
Schwab Intermediate-Term U.S. Treasury ETF	127,829	(52,167,571)	(25,108,713)	(77,148,455)
Schwab Long-Term U.S. Treasury ETF	—	(3,293,919)	(1,654,682)	(4,948,601)
Schwab U.S. Aggregate Bond ETF	113,000	183,273,462	(7,946,563)	175,439,899
Schwab 1-5 Year Corporate Bond ETF	91,872	(4,906,247)	(119,472)	(4,933,847)
Schwab 5-10 Year Corporate Bond ETF	28,491	(4,303,494)	(700,704)	(4,975,707)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and sales on TIPS.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2021, the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$42,334,833
Schwab Short-Term U.S. Treasury ETF	6,843,877
Schwab Intermediate-Term U.S. Treasury ETF	25,108,713
Schwab Long-Term U.S. Treasury ETF	1,654,682
Schwab U.S. Aggregate Bond ETF	7,946,563
Schwab 1-5 Year Corporate Bond ETF	119,472
Schwab 5-10 Year Corporate Bond ETF	700,704
For the fiscal year ended December 31, 2021, the funds had no capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$852,013,180	$145,346,920
Schwab Short-Term U.S. Treasury ETF	34,862,540	88,160,440
Schwab Intermediate-Term U.S. Treasury ETF	36,438,300	68,701,360
Schwab Long-Term U.S. Treasury ETF	1,504,385	911,465
Schwab U.S. Aggregate Bond ETF	191,909,550	196,101,450
Schwab 1-5 Year Corporate Bond ETF	5,031,370	2,580,855
Schwab 5-10 Year Corporate Bond ETF	6,826,280	3,679,790
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF (the “Funds”), seven of the funds constituting Schwab Strategic Trust, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2019; except for Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF, the financial highlights for the period from October 10, 2019 to December 31, 2019, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2021, the funds designate the following percentage of income dividends as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	99.78%
Schwab U.S. Aggregate Bond ETF	91.35%
Schwab 1-5 Year Corporate Bond ETF	80.74%
Schwab 5-10 Year Corporate Bond ETF	84.97%
For the fiscal year ended December 31, 2021, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code.

Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	99.78%
Schwab U.S. Aggregate Bond ETF	100.00%
Schwab 1-5 Year Corporate Bond ETF	100.00%
Schwab 5-10 Year Corporate Bond ETF	100.00%

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Liquidity Risk Management Program  (unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 20, 2021 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2020, through May 31, 2021, which included individual Fund liquidity risk metrics. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act), as amended, requires that the continuation of a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on December 7, 20211, the Board, including a majority of the Independent Trustees, considered information specifically relating to a proposed amendment to the amended and restated investment advisory agreement (the Amended Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab
Long-Term U.S. Treasury ETF (the Funds), to reflect a reduction to the advisory fee paid by each Fund to CSIM as compensation for CSIM’s services rendered to the Funds. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Funds by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2021 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of each Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the amendment to the Amended Agreement with respect to each Fund effective December 20, 2021 and concluded that the compensation payable by each Fund to CSIM under the amendment to the Amended Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) such Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on December 7, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Trust; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US 1–5 Year Corporate Bond Index  An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US 5–10 Year Corporate Bond Index  An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Long Treasury Index  An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

Schwab Fixed-Income ETFs  |  Annual Report

Schwab Fixed-Income ETFs
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Annual Report

Notes

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab International Dividend Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2022 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•	You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fixed-Income ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio.
The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction. Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and a Fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR60171-11
00270312

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-seven operational series. Seven series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, one has a fiscal year end of March 31, and twelve series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-seven operational series during 2021/2022 and the twenty-five operational series during 2020/2021, based on their respective 2021/2022 and 2020/2021 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a)Audit Fees		(b)Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021
$468,400	$450,900	$0	$0	$83,700	$77,500	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2021: $3,088,431         2020: $3,577,864

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, John F. Cogan, Nancy F. Heller, J. Derek Penn and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)   (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 17, 2022